As filed with the Securities and Exchange Commission on October 29, 2001

                                                      REGISTRATION NO. 033-23251
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                             ----------------------


                         POST-EFFECTIVE AMENDMENT NO. 21


                                       TO
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT


          (FORMERLY PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT)
                              (EXACT NAME OF TRUST)


                         PHOENIX LIFE INSURANCE COMPANY
              (FORMERLY PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY)
                               (NAME OF DEPOSITOR)
                             ----------------------


                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             DONA D. YOUNG, ESQUIRE
                                    PRESIDENT
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)
                             ----------------------


                                   COPIES TO:


                             RICHARD J. WIRTH, ESQ.


                                     COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                             ----------------------

It   is proposed that this filing will become effective:
|X|  immediately upon filing pursuant to paragraph (b) of Rule 485;
|_|  on __________ pursuant to paragraph (b) of Rule 485;
|_| 60 days after filing pursuant to paragraph (a)(1); of Rule 485 or |_| on pursuant to paragraph (a)(1) of Rule 485.
|_| this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                                                     [VERSION A]

                                    FLEX EDGE


                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

  PROSPECTUS                                                    OCTOBER 29, 2001


    This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection. You may allocate premiums and policy value to the Guaranteed Interest Account ("GIA") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account (the "Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series

[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series

[diamond] Phoenix-Federated U.S. Government Bond Series(1)
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Phoenix-Janus Core Equity Series

[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series

[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

[diamond] Deutsche VIT EAFE(R) Equity Index Fund
[diamond] Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE
-------------------------------------
PRODUCTS TRUST
--------------
[diamond] Mutual Shares Securities Fund-- Class 2
[diamond] Templeton Asset Strategy Fund-- Class 2(1)

[diamond] Templeton Developing Markets Securities
          Fund-- Class 2(1)

[diamond] Templeton Growth Securities Fund-- Class 2
[diamond] Templeton International Securities Fund-- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap


(1) Not available to new investors.





IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:[envelope] PHOENIX VARIABLE
                                                           PRODUCTS MAIL
                                                           OPERATIONS
                                                           PO Box 8027
                                                           Boston, MA 02266-8027
                                                [phone]    TEL. 800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                                     Page
--------------------------------------------------------------------------------
SUMMARY ...............................................    4
PERFORMANCE HISTORY....................................    5
PHOENIX AND THE ACCOUNT................................    5
   Phoenix ............................................    5
   The Account ........................................    5

   The Guaranteed Interest Account ....................    6

THE POLICY ............................................    6
   Introduction .......................................    6
   Eligible Purchasers ................................    6
   Flexible Premiums ..................................    6
   Allocation of Issue Premium ........................    7
   Free Look Period ...................................    7
   Temporary Insurance Coverage .......................    7
   Transfer of Policy Value ...........................    7
     Systematic Transfer Program.......................    7
     Nonsystematic Transfers ..........................    8

   Determination of Subaccount Values .................    9

   Death Benefit ......................................    9
   Surrenders .........................................   10
   Policy Loans .......................................   10
   Lapse ..............................................   11
   Payment of Premiums During Period of Disability ....   11

   Additional Insurance Options .......................   11
   Additional Rider Benefits ..........................   12
INVESTMENTS OF THE ACCOUNT ............................   13
   Participating Investment Funds......................   13
   Investment Advisors.................................   15
   Services of the Advisors ...........................   16
   Reinvestment and Redemption ........................   16
   Substitution of Investments ........................   16
CHARGES AND DEDUCTIONS ................................   17
   General.............................................   17
   Charges Deducted Once ..............................   17
     State Premium Tax Charge .........................   17
     Federal Tax Charge................................   17
   Periodic Charges....................................   17
   Conditional Charges.................................   18
   Investment Management Charge........................   19
   Other Taxes ........................................   19
GENERAL PROVISIONS ....................................   19
   Postponement of Payments ...........................   19
   Payment by Check ...................................   19
   The Contract .......................................   19
   Suicide ............................................   19
   Incontestability ...................................   19
   Change of Owner or Beneficiary .....................   19
   Assignment .........................................   20
   Misstatement of Age or Sex .........................   20
   Surplus.............................................   20
PAYMENT OF PROCEEDS ...................................   20
   Surrender and Death Benefit Proceeds ...............   20
   Payment Options ....................................   20
FEDERAL INCOME TAX CONSIDERATIONS .....................   21
   Introduction .......................................   21
   Phoenix's Income Tax Status ........................   21
   Policy Benefits ....................................   21
   Business-Owned Policies.............................   22
   Modified Endowment Contracts .......................   22
   Limitations on Unreasonable Mortality
     and Expense Charges ..............................   23
   Qualified Plans ....................................   23
   Diversification Standards ..........................   23
   Change of Ownership or Insured or Assignment .......   24
   Other Taxes ........................................   24
VOTING RIGHTS .........................................   24
THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX .......   24
SAFEKEEPING OF THE ACCOUNT'S ASSETS ...................   26
SALES OF POLICIES .....................................   26
STATE REGULATION ......................................   26
REPORTS ...............................................   26
LEGAL PROCEEDINGS .....................................   26
LEGAL MATTERS .........................................   26
REGISTRATION STATEMENT ................................   26
FINANCIAL STATEMENTS ..................................   27

PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE
   ACCOUNT FINANCIAL STATEMENTS
   DECEMBER 31, 2000................................... SA-1
PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
   CONSOLIDATED FINANCIAL STATEMENTS
   DECEMBER 31, 2000...................................  F-1

PHOENIX LIFE INSURANCE COMPANY
   UNAUDITED INTERIM STATUTORY
   FINANCIAL STATEMENTS, JUNE 30, 2001................. F-59
APPENDIX A--PERFORMANCE HISTORY........................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS..................  B-1



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SUMMARY

--------------------------------------------------------------------------------
    This is a summary of the policy and does not contain all of the detailed information that may be important to you. You should carefully read the entire prospectus before making any decision.

INVESTMENT FEATURES

FLEXIBLE PREMIUMS
    The only premiums you have to pay are the issue premium and any payments required to prevent the policy from lapse. See "Flexible Premiums" and "Lapse."

ALLOCATION OF PREMIUMS AND POLICY VALUE


    After we deduct certain charges from your premium payment, we will invest the balance in one or more of the subaccounts of the Account and/or the Guaranteed Interest Account as you will have instructed us.

    You may make transfers into the Guaranteed Interest Account and among the subaccounts at any time. Transfers from the Guaranteed Interest Account are subject to the rules discussed in "Transfer of Policy Value."


    The policy value varies with the investment performance of the funds and is not guaranteed.


    The policy value allocated to the Guaranteed Interest Account will depend on deductions taken from the Guaranteed Interest Account to pay expenses and will accumulate interest at rates we periodically establish, but never less than 4%.


LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. See "Policy Loans."

[diamond] You may partially surrender any part of the policy anytime. A partial surrender fee of the lesser of $25 or 2% of the partial surrender amount will apply. A separate surrender charge also may be imposed. See "Surrenders."

[diamond] You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed. See "Surrenders."

INSURANCE PROTECTION FEATURES

DEATH BENEFITS
[diamond] Both a fixed and variable benefit is available under the Policy.

          o  The fixed benefit is equal to the policy's face amount (Option 1)
          o The variable benefit equals the face amount plus the policy value (Option 2)

[diamond] After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

[diamond] The death benefit is payable when the insured dies. See "Death
          Benefit."

DEATH BENEFIT GUARANTEE
    You may elect a guaranteed death benefit. The guaranteed death benefit is equal to the initial face amount or the face amount as later changed by increases or decreases regardless of investment performance. The death benefit guarantee may not be available in some states.

ADDITIONAL BENEFITS
          The following additional benefits are available by rider:

[diamond] Disability Waiver of Specified Premium

[diamond] Accidental Death Benefit

[diamond] Death Benefit Protection

[diamond] Face Amount of Insurance Increase

[diamond] Whole Life Exchange Option

[diamond] Purchase Protection Plan

[diamond] Living Benefits Option

    Availability of these riders depends upon state approval and may involve an extra cost.

DEDUCTIONS AND CHARGES

FROM PREMIUM PAYMENTS
[diamond] Taxes

          o  State Premium Tax Charge--2.25% of premiums paid
          o  Federal Tax Charge--Currently not applicable

          See "Charges and Deductions" for a detailed discussion.

FROM POLICY VALUE
[diamond] Issue Expense Charge--$150. Deducted in the first policy year only and payable in 12 monthly installments.

[diamond] Administrative Charge--The Administrative Charge is currently set at
          $5 per month and is guaranteed not to exceed $10 per month. This charge is to reimburse Phoenix for daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond] Cost of Insurance--Amount deducted monthly. Cost of insurance rates apply to the policy and certain riders. The rates vary and are based on certain personal factors such as sex, attained age and risk class of the insureds.

[diamond] Surrender Charge--Deducted if the policy is surrendered within the first 10 Policy years. See "Surrender Charge."

[diamond] Partial Surrender Fee--Deducted to recover costs of processing request. The fee is equal to 2% of withdrawal, but not more than $25.

[diamond] Partial Surrender Charge--Deducted for partial surrenders and decrease in face amount.

FROM THE ACCOUNT
    Mortality and Expense Risk Charge--.80% annually

FROM THE FUND
    The assets of the Account are used to purchase, at net asset value, shares of your selected underlying Funds. The net asset value reflects investment management fees and other direct expenses of the Fund. See "Investment Management Charge."

    See "Charges and Deductions" for a more detailed description of how each is applied.

ADDITIONAL INFORMATION

CANCELLATION RIGHT
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] within 10 days after you receive the policy, or

[diamond] within 10 days after we mail or deliver a written notice telling you about your right to cancel, or

[diamond] within 45 days of completing the application;

whichever is latest.

    See "Free Look Period."

RISK OF LAPSE
    The policy will remain in force as long as the cash surrender value is enough to pay the necessary monthly charges incurred under the policy. When the cash surrender value is no longer enough, the policy lapses, or ends. We will let you know of an impending lapse situation. We will give you the opportunity (a "grace period") to keep the policy in force by paying a specified amount. Please see "Lapse" for more detail.

TAX EFFECTS


    Generally, under current federal income tax law, death benefits are not subject to income tax. Earnings on the premiums invested in the Account and the Guaranteed Interest Account are not subject to income tax until there is a distribution from the policy. Loans, partial surrenders or policy termination may result in recognition of income for tax purposes.


VARIATIONS
    The policy is subject to laws and regulations in every state where the policy is sold. Therefore, the terms of the policy may vary from state to state.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See "Appendix A--Performance History" for more information.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
PHOENIX


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE ACCOUNT
    The Account is a separate account of Phoenix established on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, and it meets the definition of a "separate account" under the 1940 Act. Such registration does not involve supervision of the management of the Account or Phoenix by the SEC.

    The Account is divided into subaccounts each of which is available for allocation of policy value. Each subaccount will invest solely in shares of a specified series of a mutual fund. In the future, we may establish additional subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the Account--Participating Investment Funds."

    We do not guarantee the investment performance of the Account or any of its subaccounts. Contributions to the overall policy value allocated to the Account depend on the chosen fund's investment performance. Thus, you bear the full investment risk for all monies invested in the Account.

    The Account is part of the general business of Phoenix, but the gains or losses of the Account belong solely to the Account. The gains or losses of any other business we may conduct do not affect the Account. Under New York law, the assets of the Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, all obligations arising under the policy are general corporate obligations of Phoenix.

THE GUARANTEED INTEREST ACCOUNT
    In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account ("GIA"). Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


THE POLICY
--------------------------------------------------------------------------------
INTRODUCTION


    The policy is a flexible premium variable universal life insurance policy. The policy has a death benefit, cash surrender value and loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you can allocate your premium into one or more of several subaccounts of the Account and/or the Guaranteed Interest Account. Each subaccount in turn, invests its assets exclusively in a portfolio of a Fund. The policy value varies according to the investment performance of the series to which premiums have been allocated.


ELIGIBLE PURCHASERS
    Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You may purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

FLEXIBLE PREMIUMS
    The issue premium required depends on a number of factors, such as:

[diamond] age;

[diamond] sex;

[diamond] rate class of proposed insured;

[diamond] desired face amount;

[diamond] supplemental benefit; and

[diamond] planned premiums

    The minimum issue premium for a policy is generally 1/6 of the planned annual premium. The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

    Premium payments received by us will be reduced by the applicable premium tax charge. The issue premium also will be reduced by the $150 issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


    Premium payments received during a grace period, after deduction of state premium tax charges and any sales charge, will be first used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account and/or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


    The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

    You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

    You also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the policy under certain conditions during a period of total disability of the insured. Under its terms, the specified premium will be waived upon our receipt of proof that the insured is totally disabled and that the disability occurred while the rider was in force.


    The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the you will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value then will be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

    You may authorize your bank to draw $25 or more from your personal checking account to be allocated among the available subaccounts or the Guaranteed Interest Account. Your monthly payment will be invested according to your most recent instructions on file at VULA.


    Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option also is available to career agents of Phoenix (and their spouses and children).

ALLOCATION OF ISSUE PREMIUM


    We will generally allocate the issue premium less applicable charges to the Account and/or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions. However, policies issued in certain states, and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during the Free Look Period) to the Phoenix-Goodwin Money Market subaccount, and, at the expiration of the Free Look Period, the policy value of the Phoenix-Goodwin Money Market subaccount is allocated among the subaccounts of the Account and/or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states); or

[diamond] within 10 days after we mail or deliver a written notice telling you about your right to cancel; or

[diamond] within 45 days after completing the application, whichever occurs latest (the "Free Look Period").

    We treat a returned policy as if we never issued it and, except for policies issued without a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy: (1) the current policy value less any unpaid loans and loan interest; plus (2) any monthly deductions, partial surrender fees and other charges made under the policy. For policies issued with the Temporary Money Market Amendment the amount returned will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

TEMPORARY INSURANCE COVERAGE
    On the date the application for a policy is signed and submitted with the issue premium, we issue a Temporary Insurance Receipt. Under the Temporary Insurance Receipt, the insurance protection applied for (subject to the limits of liability and subject to the terms set forth in the policy and in the receipt) takes effect on the date of the application.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM


    You may elect to transfer funds automatically among the subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this program, the minimum transfer amounts are:


[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually or

[diamond] $300 annually.


    You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount") and if the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Value may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts"). Under the program, policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.


    Only one systematic transfer program can be active at any time. After the completion of the program, you can call VULA at 800/541-0171 to begin a new systematic transfer program.


    All transfers under the systematic transfer program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.


NONSYSTEMATIC TRANSFERS


    Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes will be accepted on your behalf from your registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), the national distributor for Phoenix, will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that Phoenix and PEPCO fail to follow procedures reasonably designed to prevent unauthorized transfers, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.


    Although currently there is no charge for transfers, in the future, we may charge a fee of $10 for each transfer after the first two transfers in a policy year.

    We reserve the right to refuse to transfer amounts less than $500 unless:


[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or


[diamond] the transfer is part of the systematic transfer program.


    We also reserve the right to prohibit a transfer to any subaccount if the resulting value of your investment in that subaccount would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would, immediately after the transfer, be less than $500.

    You may make only one transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless (1) the transfer(s) are made as part of a systematic transfer program, or (2) we agree to make an exception to this rule. The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive four-year period according to the following schedule:


[diamond] Year One:             25% of the total value

[diamond] Year Two:             33% of the remaining value

[diamond] Year Three:           50% of the remaining value

[diamond] Year Four:            100% of the remaining value


    A nonsystematic transfer from the unloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

    Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by law.


    Because excessive exchanges between subaccounts can adversely affect fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

    If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until the end of the Free Look Period.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the prior valuation date by the Net Investment Factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

    The Net Investment Factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
     (C)

(A)=The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B)=The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C)=The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D)=The sum of the following daily charges multiplied by the number of days in the current valuation period:

     1.  the mortality and expense risk charge; and

     2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


DEATH BENEFIT

GENERAL
    The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

    Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

    Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

GUARANTEED DEATH BENEFIT OPTION
    A guaranteed death benefit rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

LIVING BENEFITS OPTION
    In the event of a terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available if a Living Benefits Rider has been purchased. The minimum face amount of the policy after any such accelerated benefit payment is $10,000.

REQUESTS FOR INCREASE IN FACE AMOUNT
    The charge for the increase is $3.00 per $1,000 of face amount increase requested subject to a maximum of $150.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT
ON DEATH BENEFIT
    A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

SURRENDERS

GENERAL
    At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

    We generally will pay the amount surrendered within 7 days of our receipt of the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


    We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.


    Upon a partial surrender, the policy value will be reduced by the sum of the following:


[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.


    The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

POLICY LOANS
    Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.


    The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the unloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the unloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 6%, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the unloaned portion of the Guaranteed Interest Account.

    Loans may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. The balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The unloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.


    Payments received by us for the policy will be applied directly to reduce outstanding loans, unless specified as a premium payment by you. Until the loans, is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    The proceeds of policy loans may be subject to federal income tax. See "Federal Tax Considerations."

    In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

    You will pay interest on the loan at an effective annual rate, compounded daily and payable in arrears. The loan interest rates in effect are as follows:

    Policy Years 1-10 (or insured's age 65 if earlier): 8%
    Policy Years 11 and thereafter:                     7%


    At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the unloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

    A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or unloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the unloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the unloaned portion of the Guaranteed Interest Account earn more than 6% per annum, which is the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than 6% per annum, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.


    If on any monthly calculation day during the first five policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. During the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as all premiums planned at issue have been paid.

    During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the then current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


PAYMENT OF PREMIUMS DURING PERIOD OF DISABILITY
    You may also elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the policy under certain conditions during a period of total disability of the insured. Under its terms, the specified premium will be waived upon our receipt of proof that the insured is totally disabled and that the disability occurred while the rider was in force. The terms of this rider may vary by state.

ADDITIONAL INSURANCE OPTIONS
    While the policy is in force and the insured is insurable, the policyowner will have the option to purchase additional insurance on the same insured with the same guaranteed rates as the policy without being assessed an issue expense charge. We will require evidence of insurability and charges will be adjusted for the insured's new attained age and any change in risk classification. However, if elected on the application, the policyowner may, at predetermined future dates, purchase additional insurance protection on the same insured without evidence of insurability. See "Additional Rider Benefits--Purchase Protection Plan Rider."

    In addition, once each policy year you may request an increase in face amount. This request should be made within 90 days prior to the policy anniversary and is subject to an issue expense charge of $3 per $1,000 of increase in face amount, up to a maximum of $150, and to our receipt of adequate insurability evidence. A Free Look Period as described in "The Policy" section of this prospectus applies to each increase in face amount.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy, and you may cancel these benefits at any time. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] Disability Waiver of Specified Premium Rider. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least 6 months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the insured is totally disabled and that the disability occurred while the rider was in force. The terms may vary by state.

[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday if:

          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available in all states except New York. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

             1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

             2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

             3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the Policy's cash surrender value is sufficient and you pay the new minimum required premium.


[diamond] FACE AMOUNT OF INSURANCE INCREASE RIDER. Under the terms of this rider, any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and Phoenix requires additional evidence of insurability. The effective date of the increase will generally be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $3 per thousand of face amount increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increases. Phoenix will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not the policyowner pays an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash surrender value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new Free Look Period (see "The Policy--Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Material Change Rules." There is no charge for this rider.


[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or Policy Year 15. There is no charge for this rider.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond] LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    Each fund's prospectus contains important additional information, which you should read carefully before investing. Contact VULA at the address and telephone number on page 1 to obtain copies of the funds' prospectuses.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
 PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
 Phoenix-Aberdeen International
 Phoenix-Engemann Capital Growth
 Phoenix-Engemann Nifty Fifty
 Phoenix-Engemann Small & Mid-Cap Growth
 Phoenix-Goodwin Money Market
 Phoenix-Goodwin Multi-Sector Fixed Income
 Phoenix-Hollister Value Equity
 Phoenix-Oakhurst Balanced
 Phoenix-Oakhurst Growth and Income
 Phoenix-Oakhurst Strategic Allocation
 Phoenix-Seneca Mid-Cap Growth
 Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
 PIC SUBADVISORS
------------------------------------------------------------------
 Phoenix-Aberdeen International Advisors, LLC ("PAIA")
 o  Phoenix-Aberdeen International
 Roger Engemann & Associates, Inc. ("Engemann")
 o  Phoenix-Engemann Capital Growth
 o  Phoenix-Engemann Nifty Fifty
 o  Phoenix-Engemann Small & Mid-Cap Growth
 Seneca Capital Management, LLC  ("Seneca")
 o  Phoenix-Seneca Mid-Cap Growth
 o  Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
 PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity
 Phoenix-Alliance/Bernstein Growth + Value
 Phoenix-Deutsche Dow 30
 Phoenix-Deutsche Nasdaq-100 Index(R)
 Phoenix-Federated U.S. Government Bond
 Phoenix-J.P. Morgan Research Enhanced Index
 Phoenix-Janus Core Equity
 Phoenix-Janus Flexible Income
 Phoenix-Janus Growth
 Phoenix-MFS Investors Growth Stock
 Phoenix-MFS Investors Trust
 Phoenix-MFS Value
 Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
 PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value
 Phoenix-Sanford Bernstein Mid-Cap Value
 Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
 PVA SUBADVISORS
------------------------------------------------------------------
 AIM Capital Management, Inc.
 o  Phoenix-AIM Mid-Cap Equity
 Alliance Capital Management, L.P. ("Alliance")
 o  Phoenix-Alliance/Bernstein Growth + Value
 o  Phoenix-Sanford Bernstein Global Value
 o  Phoenix-Sanford Bernstein Mid-Cap Value
 o  Phoenix-Sanford Bernstein Small-Cap Value
 Deutsche Asset Management ("Deutsche")
 o  Phoenix-Deutsche Dow 30
 o  Phoenix-Deutsche Nasdaq-100 Index(R)
 Federated Investment Management Company
 o  Phoenix-Federated U.S. Government Bond
 J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
 o  Phoenix-J.P. Morgan Research Enhanced Index
 Janus Capital Corporation ("Janus")
 o  Phoenix-Janus Core Equity
 o  Phoenix-Janus Flexible Income
 o  Phoenix-Janus Growth
 MFS Investment Management ("MFS")
 o  Phoenix-MFS Investors Growth Stock
 o  Phoenix-MFS Investors Trust
 o  Phoenix-MFS Value
 Morgan Stanley Asset Management ("Morgan Stanley")
 o  Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
 DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
 PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
 Phoenix-Aberdeen New Asia
------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries, and Seneca is a partially-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
 OTHER ADVISORS
------------------------------------------------------------------
 AIM Advisors, Inc.
 o  AIM V.I. Capital Appreciation Fund
 o  AIM V.I. Value Fund
 Fred Alger Management, Inc.
 o  Alger American Leveraged AllCap Portfolio
 Deutsche Asset Management
 o  Deutsche VIT EAFE(R)  Equity Index Fund
 o  Deutsche VIT Equity 500 Index Fund
 Federated Investment Management Company
 o  Federated Fund for U.S. Government Securities II
 o  Federated High Income Bond Fund II
 Fidelity Management and Research Company
 o  VIP Contrafund(R) Portfolio
 o  VIP Growth Opportunities Portfolio
 o  VIP Growth Portfolio
 Franklin Mutual Advisers, LLC
 o  Mutual Shares Securities Fund
 Morgan Stanley Asset Management
 o  Technology Portfolio
 Templeton Asset Management, Ltd.
 o  Templeton Developing Markets Securities Fund
 Templeton Global Advisors Limited
 o  Templeton Growth Securities Fund
 Templeton Investment Counsel, Inc.
 o  Templeton Asset Strategy Fund
 o  Templeton International Securities Fund
 Wanger Asset Management, L.P.
 o  Wanger Foreign Forty
 o  Wanger International Small Cap
 o  Wanger Twenty
 o  Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


REINVESTMENT AND REDEMPTION
    All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the fund, if any, are reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional subaccounts within the Account, each of which will invest in shares of a designated portfolio of the fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the fund should be no longer available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the subaccount in which the substitution is to occur to another subaccount.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
    Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

    The nature and amount of these charges are more fully described in sections below.

    When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

    Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, we try to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

    Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED ONCE
[diamond] STATE PREMIUM TAX CHARGE. Various states (and countries and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.75% to 4% of premiums paid. Moreover, certain municipalities and states also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these authorities, and we do not expect to derive a profit from this charge. These charges are deducted from each premium payment. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

[diamond] FEDERAL TAX CHARGE. Currently not applicable.

PERIODIC CHARGES

MONTHLY
[diamond] ISSUE EXPENSE CHARGE. This $150 charge is to reimburse Phoenix for underwriting and start-up expenses in connection with issuing a policy. It is deducted in the first policy year and is payable in 12 monthly installments.

          We may reduce or eliminate the issue expense charge for policies issued under group or sponsored arrangements. Generally, administrative costs per policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the policies are purchased and other factors. The amounts of any reductions will be considered on a case-by-case basis and will reflect the reduced administration costs expected as a result of sales to a particular group or sponsored arrangement.

[diamond] ADMINISTRATIVE CHARGE. This charge is currently set at $5 per month and is guaranteed not to exceed $10 per month. This charge is to reimburse Phoenix for daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond] COST OF INSURANCE. To determine this expense, we multiply the applicable cost of insurance rate by the difference between your policy's death benefit (Option 1, if no selection is made) and the policy value. Generally, cost of insurance rates are based on the sex, attained age and risk class of the insureds. In certain states and for policies issued in conjunction with certain qualified plans, cost of insurance rates are not based on sex. The actual monthly costs of insurance rates are based on our expectations of future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, with appropriate adjustment for the insureds' risk classification. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time. Your risk class may affect your cost of insurance rate. We currently place insureds into a standard risk class or a risk class involving a higher mortality risk, depending upon the health of the insureds as determined by medical information that we request. For otherwise identical policies, insureds in the standard risk class will have a lower cost of insurance than those in the risk class with the higher mortality risk. The standard risk class also is divided into categories: smokers, nonsmokers and those who have never smoked. Nonsmokers will generally incur a lower cost of insurance than similarly situated insureds who smoke.

[diamond] COST OF ANY RIDERS TO YOUR POLICY. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider.


    Monthly deductions are made on each monthly calculation day. The amount deducted is allocated among Subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially select this schedule in your application, but can later change it from time to time. If any subaccount or the unloaned portion of the Guaranteed Interest Account is insufficient to permit the full withdrawal of the monthly deduction, the withdrawals from the other subaccounts or Guaranteed Interest Account will be proportionally increased.


DAILY


[diamond] MORTALITY AND EXPENSE RISK CHARGE. A charge at an annual rate of 0.80% of the average daily net assets is deducted daily from the Account. No portion of this charge is deducted from the Guaranteed Interest Account.


          The mortality risk assumed by us is that collectively our insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, therefore, that the total amount of death benefits that we will pay out will be greater than that we expected. The expense risk assumed is that expenses incurred in issuing and maintaining the policies may exceed the limits on administrative charges set in the policies. If the expenses do not increase to an amount in excess of the limits, or if the mortality projecting process proves to be accurate, we may profit from this charge. We also assume risks with respect to other contingencies including the incidence of policy loans, which may cause us to incur greater costs than expected when we designed the policies. To the extent we profit from this charge, we may use those profits for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

CONDITIONAL CHARGES
    These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          In policy years one through ten, the full surrender charge as described below will apply if you either surrender the policy for its cash surrender value or permit the policy to lapse. The applicable surrender charge in any policy month is the full surrender charge minus any surrender charges previously paid. There is no surrender charge after the 10th policy year. During the first 10 policy years, the maximum surrender charge that you can pay while you own the policy is equal to either A+B (defined below) or the amount shown in the table.

          A.   the contingent deferred sales charge is equal to:

               1. 30% of all premiums paid (up to and including the amount stated on schedule page 4 of the policy, which is calculated according to a formula contained in a SEC rule); plus

               2. 10% of all premiums paid in excess of this amount but not greater than twice this amount, plus

               3. 9% of all premiums paid in excess of twice this amount.

          B.  the contingent deferred issue charge is equal to:

                  $5 per $1,000 of initial face amount.

    The surrender charges table that appears in the policy is reproduced below:

                  MAXIMUM SURRENDER CHARGE TABLE
                  ------------------------------

    POLICY  SURRENDER   POLICY  SURRENDER  POLICY  SURRENDER
    MONTH    CHARGE     MONTH    CHARGE    MONTH    CHARGE
    -----    ------     -----    ------    -----    ------
     1-60   $1029.22     80      $823.38    100    $531.90
      61     1018.93     81       813.09    101     516.26
      62     1008.64     82       802.80    102     500.61
      63      998.35     83       792.50    103     484.97
      64      988.06     84       782.21    104     469.33
      65      977.76     85       766.57    105     453.68
      66      967.47     86       750.92    106     438.04
      67      957.18     87       735.28    107     422.39
      68      946.89     88       719.63    108     406.75
      69      936.59     89       703.99    109     372.85
      70      926.30     90       688.35    110     338.96
      71      916.01     91       672.70    111     305.06
      72      905.72     92       657.06    112     271.17
      73      895.43     93       641.41    113     237.27
      74      885.13     94       625.77    114     203.37
      75      874.84     95       610.12    115     169.48
      76      864.55     96       594.48    116     135.58
      77      854.26     97       578.84    117     101.69
      78      843.96     98       563.19    118      67.79
      79      833.67     99       547.55    119      33.90
                                            120        .00

          We may reduce the surrender charge for policies issued under group or sponsored arrangements. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangement.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. The fee is equal to 2% of the amount withdrawn but not more than $25. The fee is intended to recover the actual costs of processing the partial surrender request. The fee will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.


          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

INVESTMENT MANAGEMENT CHARGE
    As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

    These fund charges and other expenses are described more fully in the fund prospectuses.

OTHER TAXES
    Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

GENERAL PROVISIONS
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS

GENERAL
    Payment of any amount upon complete or partial surrender, policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:


[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;


[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

          Transfers may also be postponed under the above circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
    If the insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We may not contest this policy or any attached rider after it has been in force during the insured's lifetime or for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or subsequently changed, will receive the policy benefits at the insured's death. If the named beneficiary dies before the insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS


    Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

    You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

    While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future. The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

OPTION 1--LUMP SUM
    Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
    The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations an income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS


    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix and their operations form a part of Phoenix.


    Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, any excess of the cash value (unreduced by outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax and also regarding as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

    This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are predetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following 2 exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

               o the cost-of-living determination period does not exceed
                 the remaining premium payment period under the policy; and

               o the cost-of-living increase is funded ratably over the
                 remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. An income tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
    A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series of a Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series of the funds will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities. For purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the series will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the insured or an exchange or assignment of the policy may have income tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the funds' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

    Fund shares held in a subaccount for which no timely instructions are received, and Fund shares which are not otherwise attributable to policyowners, will be voted by Phoenix in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

    You will receive proxy materials, reports and other materials related to the funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.


THE DIRECTORS AND
EXECUTIVE OFFICERS OF PHOENIX
--------------------------------------------------------------------------------

NAME                        PRINCIPAL OCCUPATION
----                        --------------------
DIRECTORS
---------

Sal H. Alfiero              Chairman and Chief Executive
                            Officer
                            Protective Industries LLC

                            Buffalo, NY
                            Various positions with
                            Mark IV Industries

J. Carter Bacot             Director (retired Chairman and
                            Chief Executive Officer)
                            The Bank of New York
                            New York, NY

Peter C. Browning           Chairman of the Board
                            NUCOR
                            Charlotte, NC
                            Various positions with
                            Sunoco Products Company

NAME                        PRINCIPAL OCCUPATION
----                        --------------------
DIRECTORS
---------

Arthur P. Byrne             President, Chief Executive Officer
                            and Chairman
                            The Wiremold Company
                            West Hartford, CT
                            Various positions with
                            The Wiremold Company

Sanford Cloud, Jr.          President and Chief Executive
                            Officer, The National Conference
                            for Community and Justice
                            New York, NY

Richard N. Cooper           Mauritus C. Boas Professor
                            Center for International Affairs
                            Harvard University

                            Cambridge, MA
                            Formerly Chairman of
                            Central Intelligence Agency;
                            Professor, Harvard University

Gordon J. Davis, Esq.       President
                            Lincoln Center for Performing Arts
                            New York, NY
                            Formerly Partner of LeBoeuf, Lamb,
                            Greene & MacRae

Robert W. Fiondella         Chairman and Chief Executive Officer
                            Phoenix Life Insurance Company
                            Hartford, CT
                            Various Positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

John E. Haire               President
                            The Fortune Group
                            New York, NY
                            Executive Vice President,
                            Time, Inc.
                            Formerly Publisher,
                            Time Magazine

Jerry  J. Jasinowski        President
                            National Association of
                            Manufacturers
                            Washington, D.C.
                            Various positions with National
                            Association of Manufacturers

Thomas S. Johnson           Chairman and Chief Executive Officer
                            Greenpoint Financial Corporation
                            New York, NY

John W. Johnstone           Retired.
                            Formerly Chairman and Chief
                            Executive Officer, Olin Corporation

Marilyn E. LaMarche         Limited Managing Director,
                            Lazard Freres & Company, L.L.C.
                            New York, New York
                            Various positions with
                            Lazard Freres & Co. LLC

Philip R. McLoughlin        Executive Vice President and Chief
                            Investment Officer
                            Phoenix Life Insurance Company
                            Hartford, CT
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

Robert F. Vizza             President
                            Dolan Foundations
                            Woodbury, NY
                            Formerly President, Lustgarten
                            Pancreatic Cancer Research
                            Foundation and the Dolan
                            Foundations; President and Chief
                            Executive Officer,
                            St. Francis Hospital

Robert G. Wilson            Retired.  Consultant for
                            thePit.com; Consultant for
                            Logistics.com and LendingTree.com

Dona D. Young               President and Chief Operating
                            Officer
                            Phoenix Life Insurance Company
                            Hartford, CT
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

NAME                        PRINCIPAL OCCUPATION
----                        --------------------
EXECUTIVE OFFICERS
------------------

Carl T. Chadburn            Executive Vice President
                            Executive Vice President,
                            The Phoenix Companies, Inc.
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

Robert W. Fiondella         Chairman and Chief Executive Officer
                            Chairperson and Chief Executive
                            Officer, The Phoenix Companies, Inc.
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

NAME                        PRINCIPAL OCCUPATION
----                        --------------------
EXECUTIVE OFFICERS
------------------

Philip R. McLoughlin        Executive Vice President
                            Executive Vice President and
                            Chief Investment Officer
                            Phoenix Life Insurance Company
                            Hartford, CT
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

David W. Searfoss           Executive Vice President
                            Executive Vice President, and Chief
                            Financial Officer, The Phoenix
                            Companies, Inc.
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

Simon Y. Tan                Executive Vice President
                            Executive Vice President,
                            The Phoenix Companies, Inc.
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

Dona D. Young               President and Chief Operating
                            Officer
                            Various positions with
                            The Phoenix Companies, Inc.
                            Various positions with
                            Phoenix Life Insurance Company and
                            its various subsidiaries

    The above listing reflects the positions held during the last five years.

SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the Account. The assets of the Account are held separate and apart from the General Account of Phoenix. Phoenix maintains records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------
    Policies may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Policies may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums to PEPCO. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

    Phoenix is subject to the provisions of the New York insurance law applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel of Phoenix Life Insurance Company, has passed upon the organization of Phoenix, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for Phoenix.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the Registration Statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the Account, Phoenix and the policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of the Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and the consolidated financial statements of Phoenix as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 appear in the pages that follow. The consolidated financial statements of Phoenix included herein should be considered only as bearing upon the ability of Phoenix to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period. In addition, the Unaudited Interim Statutory Financial Statements of Phoenix Life Insurance Company as of June 30, 2001 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------

Flex Edge
      Flex Edge Success(R)
Joint Edge(R)
      Individual Edge(R)

            Phoenix Home Life
            Variable Universal Life Account
            December 31, 2000

[LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                         Goodwin        Engemann     Goodwin Multi-   Oakhurst
                                          Money          Capital      Sector Fixed    Strategic       Aberdeen
                                          Market         Growth          Income       Allocation    International
                                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                                       ------------   ------------    ------------   ------------   ------------
Assets
  Investments at cost                  $ 35,653,502   $309,825,522    $ 22,307,290   $ 46,481,448   $ 66,988,167
                                       ============   ============    ============   ============   ============
  Investments at market                $ 35,653,502   $358,300,592    $ 19,766,140   $ 47,114,591   $ 63,105,441
                                       ------------   ------------    ------------   ------------   ------------
    Total assets                         35,653,502    358,300,592      19,766,140     47,114,591     63,105,441
Liabilities
  Accrued expenses to related party          22,918        248,367          13,252         31,827         42,591
                                       ------------   ------------    ------------   ------------   ------------
Net assets                             $ 35,630,584   $358,052,225    $ 19,752,888   $ 47,082,764   $ 63,062,850
                                       ============   ============    ============   ============   ============
Accumulation units outstanding           21,680,467     62,951,663       8,171,702     12,822,190     25,574,741
                                       ============   ============    ============   ============   ============
Unit value                                 1.643524       5.687982        2.417339       3.672134       2.466095
                                       ============   ============    ============   ============   ============

                                                                                                    J.P. Morgan
                                                      Duff & Phelps     Seneca                        Research
                                         Oakhurst      Real Estate     Strategic       Aberdeen       Enhanced
                                         Balanced      Securities        Theme         New Asia        Index
                                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                                        -----------    -----------     -----------    -----------    -----------
Assets
  Investments at cost                   $29,381,115    $ 5,527,595     $32,373,748    $ 3,227,272    $30,759,207
                                        ===========    ===========     ===========    ===========    ===========
  Investments at market                 $30,726,316    $ 5,844,070     $29,593,420    $ 2,919,059    $29,711,542
                                        -----------    -----------     -----------    -----------    -----------
    Total assets                         30,726,316      5,844,070      29,593,420      2,919,059     29,711,542
Liabilities
  Accrued expenses to related party          20,807          3,803          20,393          1,975         18,375
                                        -----------    -----------     -----------    -----------    -----------
Net assets                              $30,705,509    $ 5,840,267     $29,573,027    $ 2,917,084    $29,693,167
                                        ===========    ===========     ===========    ===========    ===========
Accumulation units outstanding           13,282,161      3,505,995      13,119,703      3,678,557     20,596,322
                                        ===========    ===========     ===========    ===========    ===========
Unit value                                 2.311887       1.665868        2.254191       0.793031       1.441461
                                        ===========    ===========     ===========    ===========    ===========

                                                                                                       Sanford
                                                        Seneca          Oakhurst       Hollister      Bernstein
                                          Engemann      Mid-Cap        Growth and        Value         Mid-Cap
                                        Nifty Fifty     Growth           Income          Equity         Value
                                         Subaccount    Subaccount      Subaccount      Subaccount     Subaccount
                                        -----------    -----------     -----------     ----------     ----------
Assets
  Investments at cost                   $11,243,123    $10,251,070     $12,371,137     $6,424,401     $2,324,558
                                        ===========    ===========     ===========     ==========     ==========
  Investments at market                 $10,808,915    $10,338,557     $12,743,029     $7,510,156     $2,497,917
                                        -----------    -----------     -----------     ----------     ----------
    Total assets                         10,808,915     10,338,557      12,743,029      7,510,156      2,497,917
Liabilities
  Accrued expenses to related party           7,415          6,733           8,583          4,694          1,548
                                        -----------    -----------     -----------     ----------     ----------
Net assets                              $10,801,500    $10,331,824     $12,734,446     $7,505,462     $2,496,369
                                        ===========    ===========     ===========     ==========     ==========
Accumulation units outstanding            8,084,266      5,352,329       9,894,771      4,249,424      2,746,950
                                        ===========    ===========     ===========     ==========     ==========
Unit value                                 1.336173       1.930426        1.287044       1.766308       0.908818
                                        ===========    ===========     ===========     ==========     ==========

                                                         Wanger                        Templeton
                                        Wanger U.S.   International     Templeton        Asset        Templeton
                                         Small-Cap      Small-Cap         Growth        Strategy     International
                                        Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
                                        -----------    -----------        --------       --------     ----------
Assets
  Investments at cost                   $41,808,543    $22,533,590        $581,958       $626,285     $3,083,085
                                        ===========    ===========        ========       ========     ==========
  Investments at market                 $40,662,299    $25,105,813        $614,894       $572,049     $2,944,507
                                        -----------    -----------        --------       --------     ----------
    Total assets                         40,662,299     25,105,813         614,894        572,049      2,944,507
Liabilities
  Accrued expenses to related party          26,955         16,583             397            377          1,921
                                        -----------    -----------        --------       --------     ----------
Net assets                              $40,635,344    $25,089,230        $614,497       $571,672     $2,942,586
                                        ===========    ===========        ========       ========     ==========
Accumulation units outstanding           25,004,211     13,483,036         454,648        469,627      2,389,469
                                        ===========    ===========        ========       ========     ==========
Unit value                                 1.625211       1.860881        1.351645       1.217329       1.231535
                                        ===========    ===========        ========       ========     ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                         Templeton         Mutual                          Wanger          EAFE(R)
                                         Developing        Shares         Wanger          Foreign          Equity
                                          Markets       Investments       Twenty           Forty           Index
                                         Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $2,540,324      $  727,637      $1,299,481      $2,151,959      $2,631,015
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $2,237,451      $  791,860      $1,425,763      $2,167,574      $2,348,191
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                          2,237,451         791,860       1,425,763       2,167,574       2,348,191
Liabilities
  Accrued expenses to related party             929             470             910           1,380           1,544
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $2,236,522      $  791,390      $1,424,853      $2,166,194      $2,346,647
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding            2,060,726         657,402         948,445       1,168,434       2,399,690
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 1.085355        1.203867        1.502371        1.854010        0.977939
                                         ==========      ==========      ==========      ==========      ==========

                                                        Federated       Federated        Federated         Janus
                                          Bankers       U.S. Gov't     High Income       U.S. Gov't        Equity
                                        Trust Dow 30  Securities II    Bond Fund II         Bond           Income
                                         Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $  518,203      $  402,074      $  724,161      $  255,786      $1,352,881
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  513,552      $  421,906      $  634,031      $  266,051      $1,250,580
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            513,552         421,906         634,031         266,051       1,250,580
Liabilities
  Accrued expenses to related party             332             260             417             147             806
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  513,220      $  421,646      $  633,614      $  265,904      $1,249,774
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              543,557         378,748         704,346         224,790       1,322,752
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 0.944227        1.113319        0.899617        1.182948        0.944870
                                         ==========      ==========      ==========      ==========      ==========

                                                                          Morgan         Morgan           Alger
                                                          Janus           Stanley        Stanley        American
                                          Janus          Flexible          Focus        Technology      Leveraged
                                          Growth          Income           Equity       Portfolio        All-Cap
                                        Subaccount      Subaccount       Subaccount     Subaccount      Subaccount
                                        -----------     -----------     -----------     -----------     -----------
Assets
  Investments at cost                   $12,904,881     $   354,380     $   636,919     $11,236,382     $ 1,169,278
                                        ===========     ===========     ===========     ===========     ===========
  Investments at market                 $11,091,740     $   355,154     $   535,457     $ 7,492,516     $   965,295
                                        -----------     -----------     -----------     -----------     -----------
    Total assets                         11,091,740         355,154         535,457       7,492,516         965,295
Liabilities
  Accrued expenses to related party           7,581             225             358           5,242             635
                                        -----------     -----------     -----------     -----------     -----------
Net assets                              $11,084,159     $   354,929     $   535,099     $ 7,487,274     $   964,660
                                        ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding           12,064,752         336,079         599,169       9,193,658       1,263,232
                                        ===========     ===========     ===========     ===========     ===========
Unit value                                 0.918763        1.056132        0.893106        0.814431        0.763678
                                        ===========     ===========     ===========     ===========     ===========

                                          Engemann                                                        Sanford
                                          Small &                                        Fidelity        Bernstein
                                           Mid-Cap      Fidelity VIP      Fidelity      VIP Growth       Small-Cap
                                           Growth       Contrafund(R)    VIP Growth    Opportunities       Value
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $  406,815      $  507,222      $  718,004      $   95,502      $      467
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  344,108      $  497,000      $  638,042      $   86,974      $      500
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            344,108         497,000         638,042          86,974             500
Liabilities
  Accrued expenses to related party             211             251             409              50              --
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  343,897      $  496,749      $  637,633      $   86,924      $      500
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              423,128         531,075         744,382         101,832             460
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 0.812788        0.935406        0.856632        0.853634        1.084220
                                         ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                       Sanford       Bankers Trust
                                      Bernstein       NASDAQ 100
                                     Global Value      Index(R)
                                      Subaccount      Subaccount
                                     ------------    -------------
Assets
  Investments at cost                  $   13,390      $  799,784
                                       ==========      ==========
  Investments at market                $   13,476      $  538,806
                                       ----------      ----------
    Total assets                           13,476         538,806
Liabilities
  Accrued expenses to related party             5             380
                                       ----------      ----------
Net assets                             $   13,471      $  538,426
                                       ==========      ==========
Accumulation units outstanding             13,356         878,183
                                       ==========      ==========
Unit value                               1.008668        0.613141
                                       ==========      ==========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                 Goodwin            Engemann            Goodwin          Oakhurst
                                                  Money              Capital          Multi-Sector       Strategic
                                                  Market             Growth           Fixed Income       Allocation
                                                Subaccount          Subaccount         Subaccount        Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $  1,702,351       $     30,953       $  1,528,931       $  1,279,684
Expenses
  Mortality, expense risk and
    administrative charges                           232,780          3,468,485            149,002            384,362
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                       1,469,571         (3,437,532)         1,379,929            895,322
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                            --           (159,947)            11,203             (6,458)
Net realized gain distribution from Fund                  --         18,168,457                 --          4,799,808
Net unrealized appreciation (depreciation)
  on investment                                           --        (95,694,487)          (350,553)        (5,791,988)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                            --        (77,685,977)          (339,350)          (998,638)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $  1,469,571       $(81,123,509)      $  1,040,579       $   (103,316)
                                                ============       ============       ============       ============

                                                                                     Duff & Phelps         Seneca
                                                  Aberdeen           Oakhurst         Real Estate        Strategic
                                                International        Balanced          Securities          Theme
                                                 Subaccount         Subaccount         Subaccount        Subaccount
                                                ------------       ------------       ------------      ------------
Investment income
  Distributions                                 $    490,727       $    867,453       $    206,000      $         --
Expenses
  Mortality, expense risk and
    administrative charges                           572,800            248,874             38,370           259,771
                                                ------------       ------------       ------------      ------------
Net investment income (loss)                         (82,073)           618,579            167,630          (259,771)
                                                ------------       ------------       ------------      ------------
Net realized gain (loss) from share
  transactions                                      (268,631)           (11,419)             1,286           (10,063)
Net realized gain distribution from Fund           5,094,993          3,315,705                 --         3,989,889
Net unrealized appreciation (depreciation)
  on investment                                  (17,472,128)        (4,024,087)         1,088,914        (8,881,795)
                                                ------------       ------------       ------------      ------------
Net gain (loss) on investments                   (12,345,766)          (719,801)         1,090,200        (4,901,969)
                                                ------------       ------------       ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                     $(12,727,839)      $   (101,222)      $  1,257,830      $ (5,161,740)
                                                ============       ============       ============      =============

                                                                   J.P. Morgan
                                                                    Research                                   Seneca
                                                  Aberdeen          Enhanced           Engemann               Mid-Cap
                                                  New Asia            Index           Nifty Fifty              Growth
                                                 Subaccount         Subaccount         Subaccount          Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $     90,382       $    233,571       $         --       $         --
Expenses
  Mortality, expense risk and
    administrative charges                            24,508            219,275             89,754             58,763
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                          65,874             14,296            (89,754)           (58,763)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                         2,675           (171,035)            (7,270)               434
Net realized gain distribution from Fund                  --            910,726                 --            872,593
Net unrealized appreciation (depreciation)
  on investment                                     (623,993)        (4,415,945)        (2,313,247)          (914,018)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (621,318)        (3,676,254)        (2,320,517)           (40,991)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (555,444)      $ (3,661,958)      $ (2,410,271)      $    (99,754)
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                       Sanford
                                                  Oakhurst           Hollister        Bernstein             Wanger
                                                 Growth and            Value           Mid-Cap               U.S.
                                                   Income              Equity           Value             Small-Cap
                                                 Subaccount          Subaccount       Subaccount          Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $     65,396       $     35,060       $     16,557       $     51,613
Expenses
  Mortality, expense risk and
    administrative charges                            95,645             37,778             14,494            320,583
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                         (30,249)            (2,718)             2,063           (268,970)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                         8,152              3,265             (1,024)            (1,656)
Net realized gain distribution from Fund              50,018            637,250                 --          5,316,100
Net unrealized appreciation (depreciation)
  on investment                                     (993,442)           718,594            318,184         (8,908,091)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (935,272)         1,359,109            317,160         (3,593,647)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (965,521)      $  1,356,391       $    319,223       $ (3,862,617)
                                                ============       ============       ============       ============

                                                  Wanger                               Templeton
                                               International         Templeton           Asset             Templeton
                                                Small-Cap             Growth           Strategy         International
                                                Subaccount          Subaccount        Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $         --       $      3,584       $      9,767       $     32,563
Expenses
  Mortality, expense risk and
    administrative charges                           247,731              3,831              4,057             17,083
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                        (247,731)              (247)             5,710             15,480
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           432            (42,503)             1,378               (672)
Net realized gain distribution from Fund           3,684,638             85,026             74,966            215,841
Net unrealized appreciation (depreciation)
  on investment                                  (13,144,869)           (10,475)           (80,823)          (269,663)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                    (9,459,799)            32,048             (4,479)           (54,494)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $ (9,707,530)      $     31,801       $      1,231       $    (39,014)
                                                ============       ============       ============       ============

                                                 Templeton            Mutual                               Wanger
                                                 Developing           Shares             Wanger            Foreign
                                                  Markets           Investments          Twenty             Forty
                                                 Subaccount         Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $      8,179       $      4,453       $         --       $         --
Expenses
  Mortality, expense risk and
  administrative charges                               8,969              4,195              7,458             11,779
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                            (790)               258             (7,458)           (11,779)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                       (13,480)            (5,168)            (6,852)             1,093
Net realized gain distribution from Fund                  --              4,294             28,901             52,157
Net unrealized appreciation (depreciation)
  on investment                                     (420,356)            54,288             60,457           (198,798)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (433,836)            53,414             82,506           (145,548)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (434,626)      $     53,672       $     75,048       $   (157,327)
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                   EAFE(R)           Bankers           Federated          Federated
                                                   Equity             Trust            U.S. Gov't         High Income
                                                   Index              Dow 30         Securities II       Bond Fund II
                                                 Subaccount         Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $         --       $      3,966       $      4,396       $     40,448
Expenses
  Mortality, expense risk and
    administrative charges                            13,480              2,344              1,551              4,777
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                         (13,480)             1,622              2,845             35,671
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           714                 65                (57)            (3,310)
Net realized gain distribution from Fund              38,952              6,750                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                     (300,903)            (4,673)            19,618            (93,236)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (261,237)             2,142             19,561            (96,546)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (274,717)      $      3,764       $     22,406       $    (60,875)
                                                ============       ============       ============       ============

                                                Federated             Janus                                 Janus
                                                U.S. Gov't            Equity             Janus             Flexible
                                                   Bond               Income             Growth             Income
                                               Subaccount(1)        Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $      6,977       $      6,571       $     12,416       $     14,053
Expenses
  Mortality, expense risk and
    administrative charges                               694              5,750             66,127              1,455
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                           6,283                821            (53,711)            12,598
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           (99)               (95)            (1,997)                70
Net realized gain distribution from Fund                  --                 --                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                       10,265           (102,510)        (1,815,303)               774
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                        10,166           (102,605)        (1,817,300)               844
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $     16,449       $   (101,784)      $ (1,871,011)      $     13,442
                                                ============       ============       ============       ============

                                                   Morgan            Morgan             Alger
                                                   Stanley           Stanley           American            Engemann
                                                    Focus           Technology         Leveraged         Small & Mid-
                                                   Equity           Portfolio           All-Cap           Cap Growth
                                                 Subaccount         Subaccount       Subaccount(2)       Subaccount(6)
                                                ------------       ------------      -------------       ------------
Investment income
  Distributions                                 $         --       $         --       $         --       $         --
Expenses
  Mortality, expense risk and
    administrative charges                             2,929             55,511              2,461                616
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                          (2,929)           (55,511)            (2,461)              (616)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                          (161)           (29,918)            (3,557)                27
Net realized gain distribution from Fund                 383              1,639                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                     (101,536)        (3,746,268)          (203,983)           (62,707)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (101,314)        (3,774,547)          (207,540)           (62,680)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (104,243)      $ (3,830,058)      $   (210,001)      $    (63,296)
                                                ============       ============       ============       ============

                                                                                                           Sanford
                                                                     Fidelity          Fidelity           Bernstein
                                                Fidelity VIP        VIP Growth        VIP Growth          Small-Cap
                                                Contrafund(R)         Shares         Opportunities          Value
                                                Subaccount(3)      Subaccount(3)     Subaccount(3)       Subaccount(4)
                                                ------------       ------------      -------------       ------------
Investment income
  Distributions                                 $         --       $         --       $         --       $          1
Expenses
  Mortality, expense risk and
    administrative charges                               810              1,460                192
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                            (810)            (1,460)              (192)                 1
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           234             (3,019)              (406)                --
Net realized gain distribution from Fund
Net unrealized appreciation (depreciation)                --                 --                 --                 --
  on investment                                      (10,222)           (79,962)            (8,528)                33
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                        (9,988)           (82,981)            (8,934)                33
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $    (10,798)      $    (84,441)      $     (9,126)      $         34
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                Bankers
                                                Sanford          Trust
                                               Bernstein       NASDAQ 100
                                              Global Value      Index(R)
                                              Subaccount(5)   Subaccount(7)
                                              -------------   -------------

Investment income
  Distributions                                 $      16       $      --
Expenses
  Mortality, expense risk and
    administrative charges                              5           1,372
                                                ---------       ---------
Net investment income (loss)                           11          (1,372)
                                                ---------       ---------
Net realized gain (loss) from share
  transactions                                         --            (569)
Net realized gain distribution from Fund               --              --
Net unrealized appreciation (depreciation)
  on investment                                        86        (260,978)
                                                ---------       ---------
Net gain (loss) on investments                         86        (261,547)
                                                ---------       ---------
Net increase (decrease) in net assets
  resulting from operations                     $      97       $(262,919)
                                                =========       =========

(1)   From inception January 6, 2000 to December 31, 2000
(2)   From inception June 14, 2000 to December 31, 2000
(3)   From inception June 6, 2000 to December 31, 2000
(4)   From inception December 16, 2000 to December 31, 2000
(5)   From inception December 6, 2000 to December 31, 2000
(6)   From inception August 21, 2000 to December 31, 2000
(7)   From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements

                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                       GOODWIN          OAKHURST
                                                                   GOODWIN MONEY      ENGEMANN       MULTI-SECTOR       STRATEGIC
                                                                      MARKET       CAPITAL GROWTH    FIXED INCOME       ALLOCATION
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $  1,401,659     $    881,082    $   1,426,094     $  1,035,758
Expenses
       Mortality, expense risk and administrative charges...             236,917        2,894,867          137,459          362,811
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)...............................            1,164,742       (2,013,785)       1,288,635          672,947
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions...........                  -            199,224            1,383            6,462
Net realized gain distribution from Fund...................                  -         33,712,379              -          2,422,170
Net unrealized appreciation (depreciation) on investment...                  -         67,520,555         (510,719)       1,547,396
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments.............................                  -        101,432,158         (509,336)       3,976,028
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations.................................................         $  1,164,742     $ 99,418,373    $     779,299     $  4,648,975
                                                                    ============     ============    =============     ============


                                                                                                     DUFF & PHELPS       SENECA
                                                                     ABERDEEN         OAKHURST        REAL ESTATE       STRATEGIC
                                                                  INTERNATIONAL       BALANCED        SECURITIES          THEME
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $  1,559,263     $    722,804    $     201,455     $        -
Expenses
       Mortality, expense risk and administrative charges...             513,193          235,015           31,223          114,711
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)................................           1,046,070          487,789          170,232         (114,711)
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions............              47,349           13,373           (8,551)          (3,328)
Net realized gain distribution from Fund....................           9,024,051        1,090,011             -           2,873,771
Net unrealized appreciation (depreciation) on investment....           6,988,805        1,469,608          (25,923)       4,256,078
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments..............................          16,060,205        2,572,992          (34,474)       7,126,521
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations..................................................        $ 17,106,275     $  3,060,781    $     135,758     $  7,011,810
                                                                    ============     ============    =============     ============


                                                                     ABERDEEN         RESEARCH      ENGEMANN NIFTY        SENECA
                                                                     NEW ASIA      ENHANCED INDEX       FIFTY         MID-CAP GROWTH
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $     22,625     $    209,690    $         -       $        -
Expenses
       Mortality, expense risk and administrative charges...              17,571          172,148           40,023           13,409
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)................................               5,054           37,542          (40,023)         (13,409)
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions............               4,188            9,241              817            4,734
Net realized gain distribution from Fund....................                -           1,395,107             -              74,364
Net unrealized appreciation (depreciation) on investment....             869,485        2,060,618        1,626,903          871,293
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments..............................             873,673        3,464,966        1,627,720          950,391
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations..................................................        $    878,727     $  3,502,508    $   1,587,697     $    936,982
                                                                    ============     ============    =============     ============

                        See Notes to Financial Statements

                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                                      OAKHURST
                                                                  GROWTH AND       HOLLISTER         SCHAFER          WANGER U.S.
                                                                    INCOME        VALUE EQUITY     MID-CAP VALUE      SMALL CAP
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $     51,165       $     6,780     $     20,315       $       -
Expenses
       Mortality, expense risk and administrative charges.             55,910            12,530           10,223           268,787
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             (4,745)           (5,750)          10,092          (268,787)
                                                                 ------------       -----------     ------------       -----------
Net realized gain (loss) from share transactions..........               (252)            3,904          (25,572)           72,743
Net realized gain distribution from Fund..................            119,133           142,030              -           2,967,831
Net unrealized appreciation (depreciation) on investment..          1,012,913           291,974         (130,299)        4,934,358
                                                                 ------------       -----------     ------------       -----------
Net gain (loss) on investments............................          1,131,794           437,908         (155,871)        7,974,932
                                                                 ------------       -----------     ------------       -----------
Net increase (decrease) in net assets resulting from
operations................................................       $  1,127,049       $   432,158     $   (145,779)      $ 7,706,145
                                                                 ============       ===========     ============       ===========


                                                                   WANGER                           TEMPLETON
                                                                INTERNATIONAL       TEMPLETON         ASSET           TEMPLETON
                                                                  SMALL CAP          STOCK          ALLOCATION       INTERNATIONAL
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $    190,889       $     1,255     $        844       $    3,225
Expenses
       Mortality, expense risk and administrative charges.
                                                                      123,317             1,324            1,149             4,112
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             67,572               (69)            (305)             (887)
                                                                 ------------       -----------     ------------       -----------
Net realized gain (loss) from share transactions..........             28,287             1,336              172            16,281

Net realized gain distribution from Fund..................                -               6,648            5,190            12,000

Net unrealized appreciation (depreciation) on investment..         15,112,035            42,995           26,220           129,839
                                                                 ------------       -----------     ------------       -----------

Net gain (loss) on investments............................         15,140,322            50,979           31,582           158,120
                                                                 ------------       -----------     ------------       -----------
operations................................................       $ 15,207,894       $    50,910     $     31,277      $    157,233
                                                                 ============       ===========     ============       ===========


                                                                   TEMPLETON
                                                                   DEVELOPING     MUTUAL SHARES       WANGER            WANGER
                                                                   MARKETS         INVESTMENTS        TWENTY         FOREIGN FORTY
                                                                  SUBACCOUNT       SUBACCOUNT      SUBACCOUNT(1)     SUBACCOUNT(2)
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $        265       $       156     $        -         $       -
Expenses
       Mortality, expense risk and administrative charges.
                                                                        2,573             1,498            2,874             1,627
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             (2,308)           (1,342)          (2,874)           (1,627)
                                                                 ------------       -----------     ------------       -----------

Net realized gain (loss) from share transactions..........               (584)              382           12,711             7,285
Net realized gain distribution from Fund..................                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment..            117,427             9,335           65,825           214,413
                                                                 ------------       -----------     ------------       -----------
Net gain (loss) on investments............................            116,843             9,717           78,536           221,698
                                                                 ------------       -----------     ------------       -----------
Net increase (decrease) in net assets resulting from
operations................................................       $    114,535       $     8,375     $     75,662       $   220,071
                                                                 ============       ===========     ============       ===========

(1) From inception February 5, 1999 to December 31, 1999
(2) From inception February 9, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                 FEDERATED         FEDERATED
                                                                 EAFE            BANKERS         U.S. GOV'T       HIGH INCOME
                                                             EQUITY INDEX      TRUST DOW 30     SECURITIES II     BOND FUND II
                                                             SUBACCOUNT(3)     SUBACCOUNT(4)    SUBACCOUNT(5)     SUBACCOUNT(6)
                                                            ----------------  ---------------  ---------------- ----------------
Investment income
       Distributions....................................       $      3,673       $        6      $        -        $       -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                364                0               144              287
                                                               ------------       ----------      ------------      -----------
Net investment income (loss)............................              3,309                6              (144)            (287)
                                                               ------------       ----------      ------------      -----------
Net realized gain (loss) from share transactions........                 (2)             -                  (0)             (11)
Net realized gain distribution from Fund................              6,862              -                 -                -
Net unrealized appreciation (depreciation) on investment             18,079               22               214            3,106
                                                               ------------       ----------      ------------      -----------
Net gain (loss) on investments..........................             24,939               22               214            3,095
                                                               ------------       ----------      ------------      -----------
Net increase (decrease) in net assets resulting from
operations..............................................       $     28,248       $       28      $         70      $     2,808
                                                               ============       ==========      ============      ===========


                                                                 JANUS                          JANUS FLEXIBLE   MORGAN STANLEY
                                                             EQUITY INCOME     JANUS GROWTH         INCOME       FOCUS EQUITY
                                                             SUBACCOUNT(7)     SUBACCOUNT(8)     SUBACCOUNT(9)   SUBACCOUNT(10)
                                                            ----------------  ---------------  ---------------- ---------------
Investment income
       Distributions....................................       $        -         $      -        $          9      $       -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                  1               16                 1                0
                                                               ------------       ----------      ------------      -----------
Net investment income (loss)............................                 (1)             (16)                8              -
                                                               ------------       ----------      ------------      -----------
Net realized gain (loss) from share transactions........                -                  0                (0)               1
Net realized gain distribution from Fund................                -                -                 -                -
Net unrealized appreciation (depreciation) on investment                209            2,162                (7)              74
                                                               ------------       ----------      ------------      -----------
Net gain (loss) on investments..........................                209            2,162                (7)              75
                                                               ------------       ----------      ------------      -----------
Net increase (decrease) in net assets resulting from
operations..............................................       $        208       $    2,146      $          1      $        75
                                                               ============       ==========      ============      ===========


                                                               TECHNOLOGY
                                                               PORTFOLIO
                                                             SUBACCOUNT(11)
                                                            ----------------
Investment income
       Distributions....................................       $        -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                 12
                                                               ------------
Net investment income (loss)............................                (12)
                                                               ------------
Net realized gain (loss) from share transactions........                 (0)
Net realized gain distribution from Fund................                -
Net unrealized appreciation (depreciation) on investment              2,402
                                                               ------------
Net gain (loss) on investments..........................              2,402
                                                               ------------
Net increase (decrease) in net assets resulting from
operations..............................................       $      2,390
                                                               ============

  (3) From inception July 20, 1999 to December 31, 1999
  (4) From inception December 23, 1999 to December 31, 1999
  (5) From inception August 5, 1999 to December 31, 1999
  (6) From inception August 2, 1999 to December 31, 1999
  (7) From inception December 23, 1999 to December 31, 1999
  (8) From inception December 20, 1999 to December 31, 1999
  (9) From inception December 21, 1999 to December 31, 1999
 (10) From inception December 21, 1999 to December 31, 1999
 (11) From inception December 20, 1999 to December 31, 1999

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                     MULTI-SECTOR
                                                                         MONEY MARKET              GROWTH            FIXED INCOME
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   982,207            $   342,838          $ 1,284,827
Expenses
   Mortality, expense risk and administrative charges...............          157,449              2,170,154              138,095
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          824,758             (1,827,316)           1,146,732
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................               --               (127,873)              18,767
Net realized gain distribution from Fund............................               --             11,409,998              104,945
Net unrealized appreciation (depreciation) on investment............               --             63,176,153           (2,089,209)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................               --             74,458,278           (1,965,497)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   824,758            $72,630,962           $ (818,765)
                                                                          ===========            ===========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION            INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   736,394             $       --         $    583,227
Expenses
   Mortality, expense risk and administrative charges...............          309,722                425,434              184,043
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          426,672               (425,434)             399,184
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (41,194)               (52,504)               6,011
Net realized gain distribution from Fund............................        2,776,286             10,074,498              814,962
Net unrealized appreciation (depreciation) on investment............        4,003,067              2,276,436            2,783,483
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        6,738,159             12,298,430            3,604,456
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 7,164,831            $11,872,996           $4,003,640
                                                                          ===========            ===========           ==========

                                                                                                                       ABERDEEN
                                                                          REAL ESTATE          STRATEGIC THEME         NEW ASIA
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   200,097            $     4,366          $     6,267
Expenses
   Mortality, expense risk and administrative charges...............           32,577                 44,756               10,002
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          167,520                (40,390)              (3,735)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (25,938)                 9,537               13,286
Net realized gain distribution from Fund............................            4,891                468,250                   --
Net unrealized appreciation (depreciation) on investment............       (1,192,311)             1,903,438              (44,106)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................       (1,213,358)             2,381,225              (30,820)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $(1,045,838)           $ 2,340,835           $  (34,555)
                                                                          ===========            ===========           ==========

                                                                                                                        SENECA
                                                                           ENHANCED               ENGEMANN              MID-CAP
                                                                             INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT            SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------            -------------        -------------
Investment income
   Distributions....................................................      $    89,559            $       676           $      771
Expenses
   Mortality, expense risk and administrative charges...............           55,576                  4,388                2,272
                                                                          -----------            -----------           ----------
Net investment income (loss) .......................................           33,983                 (3,712)              (1,501)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................           (1,698)                (2,426)              (1,568)
Net realized gain distribution from Fund............................          535,197                     --                   --
Net unrealized appreciation (depreciation) on investment............        1,267,409                252,136              130,212
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        1,800,908                249,710              128,644
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 1,834,891            $   245,998           $  127,143
                                                                          ===========            ===========           ==========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            GROWTH                VALUE               SCHAFER
                                                                          AND INCOME              EQUITY              MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)        SUBACCOUNT(1)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    12,489          $     3,183              $  2,642
Expenses
   Mortality, expense risk and administrative charges...............            7,627                2,697                 2,556
                                                                          -----------          -----------              ---------
Net investment income (loss)........................................            4,862                  486                    86
                                                                          -----------          -----------              ---------
Net realized gain (loss) from share transactions....................              594               (4,166)                   10
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          352,421               75,187               (14,526)
                                                                          -----------          -----------              ---------
Net gain (loss) on investments......................................          353,015               71,021               (14,516)
                                                                          -----------          -----------              ---------
Net increase (decrease) in net assets resulting from operations.....      $   357,877          $    71,507              $(14,430)
                                                                          ===========          ===========              =========

                                                                            WANGER                WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $        --          $    93,297              $     --
Expenses
   Mortality, expense risk and administrative charges...............          196,294               74,180                     8
                                                                          -----------          -----------              --------
Net investment income (loss)........................................         (196,294)              19,117                    (8)
                                                                          -----------          -----------              --------
Net realized gain (loss) from share transactions....................        1,128,070                3,286                   148
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          857,628            1,051,832                   416
                                                                          -----------          -----------              --------
Net gain (loss) on investments......................................        1,985,698            1,055,118                   564
                                                                          -----------          -----------              --------
Net increase (decrease) in net assets resulting from operations.....      $ 1,789,404          $ 1,074,235              $    556
                                                                          ===========          ===========              ========

                                                                           TEMPLETON            TEMPLETON
                                                                       ASSET ALLOCATION       INTERNATIONAL
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $        --          $        --
Expenses
   Mortality, expense risk and administrative charges...............                9                   31
                                                                          -----------          -----------
Net investment income (loss)........................................               (9)                 (31)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................              (12)                 862
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............              367                1,246
                                                                          -----------          -----------
Net gain (loss) on investments......................................              355                2,108
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....       $      346          $     2,077
                                                                          ===========          ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                         SUBACCOUNT(5)        SUBACCOUNT(6)
                                                                         -------------        -------------
Investment income
   Distributions....................................................          $    --           $       --
Expenses
   Mortality, expense risk and administrative charges...............                5                   33
                                                                          -----------          -----------
Net investment income (loss)........................................               (5)                 (33)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................            1,117                   59
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............               56                  600
                                                                          -----------          -----------
Net gain (loss) on investments......................................            1,173                  659
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....      $     1,168          $       626
                                                                          ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                           Goodwin            Engemann            Goodwin
                                                            Money              Capital          Multi-Sector
                                                            Market             Growth           Fixed Income
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $  1,469,571       $  (3,437,532)      $  1,379,929
  Net realized gain (loss)                                         --          18,008,510             11,203
  Net unrealized appreciation (depreciation)                       --         (95,694,487)          (350,553)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations         1,469,571         (81,123,509)         1,040,579
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                     44,230,502          53,469,804          2,934,415
  Participant transfers                                   (39,261,422)        (13,882,601)          (705,192)
  Participant withdrawals                                  (6,958,363)        (48,848,478)        (1,960,140)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          (1,989,283)         (9,261,275)           269,083
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                      (519,712)        (90,384,784)         1,309,662
Net assets
  Beginning of period                                      36,150,296         448,437,009         18,443,226
                                                         ------------       -------------       ------------
  End of period                                          $ 35,630,584       $ 358,052,225       $ 19,752,888
                                                         ============       =============       ============

                                                           Oakhurst
                                                          Strategic           Aberdeen            Oakhurst
                                                          Allocation        International         Balanced
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    895,322       $     (82,073)      $    618,579
  Net realized gain (loss)                                  4,793,350           4,826,362          3,304,286
  Net unrealized appreciation (depreciation)               (5,791,988)        (17,472,128)        (4,024,087)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (103,316)        (12,727,839)          (101,222)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      5,271,780           8,349,483          3,942,652
  Participant transfers                                    (2,193,683)         (2,449,667)        (1,369,588)
  Participant withdrawals                                  (5,475,917)         (7,293,463)        (3,388,052)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          (2,397,820)         (1,393,647)          (814,988)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    (2,501,136)        (14,121,486)          (916,210)
Net assets
  Beginning of period                                      49,583,900          77,184,336         31,621,719
                                                         ------------       -------------       ------------
  End of period                                          $ 47,082,764       $  63,062,850       $ 30,705,509
                                                         ============       =============       ============

                                                        Duff & Phelps          Seneca
                                                         Real Estate          Strategic           Aberdeen
                                                          Securities            Theme             New Asia
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    167,630       $    (259,771)      $     65,874
  Net realized gain (loss)                                      1,286           3,979,826              2,675
  Net unrealized appreciation (depreciation)                1,088,914          (8,881,795)          (623,993)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations         1,257,830          (5,161,740)          (555,444)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        905,880           6,598,440            571,271
  Participant transfers                                        84,208           7,356,731            131,670
  Participant withdrawals                                    (425,758)         (3,392,243)          (286,003)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             564,330          10,562,928            416,938
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     1,822,160           5,401,188           (138,506)
Net assets
  Beginning of period                                       4,018,107          24,171,839          3,055,590
                                                         ------------       -------------       ------------
  End of period                                          $  5,840,267       $  29,573,027       $  2,917,084
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                         J.P. Morgan
                                                           Research                               Seneca
                                                           Enhanced           Engemann            Mid-Cap
                                                            Index            Nifty Fifty          Growth
                                                          Subaccount          Subaccount         Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $     14,296       $     (89,754)      $    (58,763)
  Net realized gain (loss)                                    739,691              (7,270)           873,027
  Net unrealized appreciation (depreciation)               (4,415,945)         (2,313,247)          (914,018)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,661,958)         (2,410,271)           (99,754)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      5,935,241           3,411,555          1,860,532
  Participant transfers                                     1,867,738           2,276,138          6,257,589
  Participant withdrawals                                  (2,583,343)         (1,282,380)          (842,357)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           5,219,636           4,405,313          7,275,764
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     1,557,678           1,995,042          7,176,010
Net assets
  Beginning of period                                      28,135,489           8,806,458          3,155,814
                                                         ------------       -------------       ------------
  End of period                                          $ 29,693,167       $  10,801,500       $ 10,331,824
                                                         ============       =============       ============

                                                                                                   Sanford
                                                           Oakhurst           Hollister           Bernstein
                                                          Growth and            Value              Mid-Cap
                                                            Income             Equity               Value
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (30,249)      $      (2,718)      $      2,063
  Net realized gain (loss)                                     58,170             640,515             (1,024)
  Net unrealized appreciation (depreciation)                 (993,442)            718,594            318,184
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (965,521)          1,356,391            319,223
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      3,415,813           1,229,412            425,728
  Participant transfers                                     1,507,066           2,831,492            435,298
  Participant withdrawals                                  (1,324,981)           (522,187)          (184,944)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           3,597,898           3,538,717            676,082
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     2,632,377           4,895,108            995,305
Net assets
  Beginning of period                                      10,102,069           2,610,354          1,501,064
                                                         ------------       -------------       ------------
  End of period                                          $ 12,734,446       $   7,505,462       $  2,496,369
                                                         ============       =============       ============

                                                                                Wanger
                                                         Wanger U.S.         International        Templeton
                                                          Small-Cap            Small-Cap           Growth
                                                          Subaccount          Subaccount         Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $   (268,970)      $    (247,731)      $       (247)
  Net realized gain (loss)                                  5,314,444           3,685,070             42,523
  Net unrealized appreciation (depreciation)               (8,908,091)        (13,144,869)           (10,475)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,862,617)         (9,707,530)            31,801
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      8,161,032           5,008,047            143,501
  Participant transfers                                    (1,477,499)          3,499,721            215,851
  Participant withdrawals                                  (3,921,188)         (2,958,472)           (75,212)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           2,762,345           5,549,296            284,140
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    (1,100,272)         (4,158,234)           315,941
Net assets
  Beginning of period                                      41,735,616          29,247,464            298,556
                                                         ------------       -------------       ------------
  End of period                                          $ 40,635,344       $  25,089,230       $    614,497
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                 Templeton
                                                          Templeton           Templeton          Developing
                                                        Asset Strategy      International          Markets
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $      5,710       $      15,480       $       (790)
  Net realized gain (loss)                                     76,344             215,169            (13,480)
  Net unrealized appreciation (depreciation)                  (80,823)           (269,663)          (420,356)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations             1,231             (39,014)          (434,626)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        160,423             812,534            548,959
  Participant transfers                                       218,575           1,334,917          1,581,009
  Participant withdrawals                                     (97,608)           (436,763)          (223,454)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             281,390           1,710,688          1,906,514
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       282,621           1,671,674          1,471,888
Net assets
  Beginning of period                                         289,051           1,270,912            764,634
                                                         ------------       -------------       ------------
  End of period                                          $    571,672       $   2,942,586       $  2,236,522
                                                         ============       =============       ============

                                                         Mutual Shares         Wanger              Wanger
                                                          Investments          Twenty           Foreign Forty
                                                           Subaccount        Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $        258       $      (7,458)      $    (11,779)
  Net realized gain (loss)                                       (874)             22,049             53,250
  Net unrealized appreciation (depreciation)                   54,288              60,457           (198,798)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations            53,672              75,048           (157,327)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        210,237             326,411            444,420
  Participant transfers                                       217,947             470,630          1,419,460
  Participant withdrawals                                    (101,571)           (133,597)          (143,042)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             326,613             663,444          1,720,838
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       380,285             738,492          1,563,511
Net assets
  Beginning of period                                         411,105             686,361            602,683
                                                         ------------       -------------       ------------
  End of period                                          $    791,390       $   1,424,853       $  2,166,194
                                                         ============       =============       ============

                                                           EAFE(R)            Bankers            Federated
                                                           Equity              Trust            U.S. Gov't
                                                           Index               Dow 30          Securities II
                                                         Subaccount          Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (13,480)      $       1,622       $      2,845
  Net realized gain (loss)                                     39,666               6,815                (57)
  Net unrealized appreciation (depreciation)                 (300,903)             (4,673)            19,618
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (274,717)              3,764             22,406
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        324,384             107,635             87,647
  Participant transfers                                     2,270,656             424,235            261,097
  Participant withdrawals                                    (211,405)            (27,696)           (29,164)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           2,383,635             504,174            319,580
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     2,108,918             507,938            341,986
Net assets
  Beginning of period                                         237,729               5,282             79,660
                                                         ------------       -------------       ------------
  End of period                                          $  2,346,647       $     513,220       $    421,646
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                          Federated          Federated             Janus
                                                         High Income         U.S. Gov't            Equity
                                                         Bond Fund II           Bond               Income
                                                          Subaccount        Subaccount(1)        Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $     35,671       $       6,283       $        821
  Net realized gain (loss)                                     (3,310)                (99)               (95)
  Net unrealized appreciation (depreciation)                  (93,236)             10,265           (102,510)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations           (60,875)             16,449           (101,784)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        209,736              21,214            371,910
  Participant transfers                                       471,350             243,678          1,049,012
  Participant withdrawals                                    (165,804)            (15,437)           (82,762)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             515,282             249,455          1,338,160
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       454,407             265,904          1,236,376
Net assets
  Beginning of period                                         179,207                  --             13,398
                                                         ------------       -------------       ------------
  End of period                                          $    633,614       $     265,904       $  1,249,774
                                                         ============       =============       ============

                                                                                                   Morgan
                                                                               Janus              Stanley
                                                           Janus              Flexible              Focus
                                                           Growth              Income              Equity
                                                         Subaccount          Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (53,711)      $      12,598       $     (2,929)
  Net realized gain (loss)                                     (1,997)                 70                222
  Net unrealized appreciation (depreciation)               (1,815,303)                774           (101,536)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (1,871,011)             13,442           (104,243)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      2,592,783             111,451            152,659
  Participant transfers                                    10,968,373             259,859            518,092
  Participant withdrawals                                    (785,493)            (34,137)           (33,482)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          12,775,663             337,173            637,269
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    10,904,652             350,615            533,026
Net assets
  Beginning of period                                         179,507               4,314              2,073
                                                         ------------       -------------       ------------
  End of period                                          $ 11,084,159       $     354,929       $    535,099
                                                         ============       =============       ============

                                                          Morgan               Alger              Engemann
                                                          Stanley             American             Small &
                                                         Technology           Leveraged            Mid-Cap
                                                         Portfolio             All-Cap             Growth
                                                         Subaccount         Subaccount(2)       Subaccount(6)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (55,511)      $      (2,461)      $       (616)
  Net realized gain (loss)                                    (28,279)             (3,557)                27
  Net unrealized appreciation (depreciation)               (3,746,268)           (203,983)           (62,707)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,830,058)           (210,001)           (63,296)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      2,178,620             215,280             43,300
  Participant transfers                                     9,701,539             990,287            371,361
  Participant withdrawals                                    (674,951)            (30,906)            (7,468)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          11,205,208           1,174,661            407,193
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     7,375,150             964,660            343,897
Net assets
  Beginning of period                                         112,124                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $  7,487,274       $     964,660       $    343,897
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                Fidelity VIP
                                                         Fidelity VIP        Fidelity VIP          Growth
                                                         Contrafund(R)          Growth          Opportunities
                                                         Subacount(3)        Subacount(3)       Subaccount(3)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $       (810)      $      (1,460)      $       (192)
  Net realized gain (loss)                                        234              (3,019)              (406)
  Net unrealized appreciation (depreciation)                  (10,222)            (79,962)            (8,528)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations           (10,798)            (84,441)            (9,126)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                         90,132              88,790             11,724
  Participant transfers                                       426,857             650,387             88,187
  Participant withdrawals                                      (9,442)            (17,103)            (3,861)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             507,547             722,074             96,050
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       496,749             637,633             86,924
Net assets
  Beginning of period                                              --                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $    496,749       $     637,633       $     86,924
                                                         ============       =============       ============

                                                           Sanford                                Bankers
                                                          Bernstein           Sanford              Trust
                                                          Small-Cap          Bernstein           NASDAQ 100
                                                            Value          Global Value           Index(R)
                                                         Subaccount(4)      Subaccount(5)       Subaccount(7)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $          1       $          11       $     (1,372)
  Net realized gain (loss)                                         --                  --               (569)
  Net unrealized appreciation (depreciation)                       33                  86           (260,978)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations                34                  97           (262,919)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                             60                  88             81,823
  Participant transfers                                           414              13,286            726,749
  Participant withdrawals                                          (8)                 --             (7,227)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                 466              13,374            801,345
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                           500              13,471            538,426
Net assets
  Beginning of period                                              --                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $        500       $      13,471       $    538,426
                                                         ============       =============       ============

  (1)   From inception January 6, 2000 to December 31, 2000
  (2)   From inception June  14, 2000 to December 31, 2000
  (3)   From inception June 6, 2000 to December 31, 2000
  (4)   From inception December 16, 2000 to December 31, 2000
  (5)   From inception December 6, 2000 to December 31, 2000
  (6)   From inception August 21, 2000 to December 31, 2000
  (7)   From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                      GOODWIN
                                                                          GOODWIN               ENGEMANN            MULTI-SECTOR
                                                                        MONEY MARKET         CAPITAL GROWTH         FIXED INCOME
                                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................          $     1,164,742       $    (2,013,785)      $    1,288,635
       Net realized gain (loss)...............................                      -              33,911,603                1,383
       Net unrealized appreciation (depreciation).............                      -              67,520,555             (510,719)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                1,164,742            99,418,373              779,299
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................               45,745,678            55,380,624            3,185,838
       Participant transfers..................................              (32,514,036)            2,056,950               10,155
       Participant withdrawals................................               (7,462,353)          (39,295,629)          (1,861,647)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
               from participant transactions..................                5,769,289            18,141,945            1,334,346
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                6,934,031           117,560,318            2,113,645
NET ASSETS
       Beginning of period....................................               29,216,265           330,876,691           16,329,581
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $    36,150,296       $   448,437,009       $   18,443,226
                                                                        ===============       ===============       ==============


                                                                         OAKHURST
                                                                         STRATEGIC              ABERDEEN              OAKHURST
                                                                         ALLOCATION           INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................          $       672,947       $     1,046,070       $      487,789
       Net realized gain (loss)...............................                2,428,632             9,071,400            1,103,384
       Net unrealized appreciation (depreciation).............                1,547,396             6,988,805            1,469,608
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                4,648,975            17,106,275            3,060,781
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                5,766,295             8,895,302            4,014,520
       Participant transfers..................................                  426,167            (2,116,044)             785,289
       Participant withdrawals................................               (4,114,288)           (6,140,365)          (3,398,123)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
               from participant transactions..................                2,078,174               638,893            1,401,686
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                6,727,149            17,745,168            4,462,467
NET ASSETS
       Beginning of period....................................               42,856,751            59,439,168           27,159,252
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $    49,583,900       $    77,184,336       $   31,621,719
                                                                        ===============       ===============       ==============


                                                                                                                   DUFF & PHELPS
                                                                         REAL ESTATE            SENECA               ABERDEEN
                                                                         SECURITIES            STRATEGIC             NEW ASIA
                                                                         SUBACCOUNT         THEME SUBACCOUNT         SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................           $      170,232       $      (114,711)       $       5,054
       Net realized gain (loss)...............................                   (8,551)            2,870,443                4,188
       Net unrealized appreciation (depreciation).............                  (25,923)            4,256,078              869,485
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                  135,758             7,011,810              878,727
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                1,205,811             3,459,133              500,215
       Participant transfers..................................                 (767,489)            7,228,439              378,701
       Participant withdrawals................................                 (441,550)           (1,588,498)            (180,470)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    (3,228)            9,099,074              698,446
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                  132,530            16,110,884            1,577,173
NET ASSETS
       Beginning of period....................................                3,885,577             8,060,955            1,478,417
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $     4,018,107       $    24,171,839       $    3,055,590
                                                                        ===============       ===============       ==============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                         RESEARCH ENHANCED         ENGEMANN             SENECA
                                                                               INDEX             NIFTY FIFTY        MID-CAP GROWTH
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $       37,542       $      (40,023)     $     (13,409)
       Net realized gain (loss)...............................                    1,404,348                  817             79,098
       Net unrealized appreciation (depreciation).............                    2,060,618            1,626,903            871,293
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    3,502,508            1,587,697            936,982
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    4,764,435            1,600,829            550,378
       Participant transfers..................................                    9,507,736            4,539,540            896,097
       Participant withdrawals................................                   (2,366,241)            (663,615)          (177,076)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    11,905,930            5,476,754          1,269,399
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                   15,408,438            7,064,451          2,206,381
NET ASSETS
       Beginning of period....................................                   12,727,051            1,742,007            949,433
                                                                             --------------       --------------      -------------
       End of period..........................................               $   28,135,489       $    8,806,458      $   3,155,814
                                                                             ==============       ==============      =============


                                                                              OAKHURST            HOLLISTER           SCHAFER
                                                                          GROWTH AND INCOME      VALUE EQUITY       MID-CAP VALUE
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $       (4,745)      $       (5,750)      $     10,092
       Net realized gain (loss)...............................                      118,881              145,934            (25,572)
       Net unrealized appreciation (depreciation).............                    1,012,913              291,974           (130,299)
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    1,127,049              432,158           (145,779)
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    2,435,487              547,053            436,822
       Participant transfers..................................                    4,170,995              999,772            435,382
       Participant withdrawals................................                     (964,227)            (185,449)          (117,678)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                     5,642,255            1,361,376            754,526
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                    6,769,304            1,793,534            608,747
NET ASSETS
       Beginning of period....................................                    3,332,765              816,820            892,317
                                                                             --------------       --------------      -------------
       End of period..........................................               $   10,102,069       $    2,610,354      $   1,501,064
                                                                             ==============       ==============      =============


                                                                                                    WANGER
                                                                             WANGER U.S.         INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP            SMALL CAP             STOCK
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $     (268,787)      $       67,572      $         (69)
       Net realized gain (loss)...............................                    3,040,574               28,287              7,984
       Net unrealized appreciation (depreciation).............                    4,934,358           15,112,035             42,995
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    7,706,145           15,207,894             50,910
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    7,502,489            3,435,101            154,926
       Participant transfers..................................                     (622,831)             956,598            102,914
       Participant withdrawals................................                   (4,086,854)          (1,563,997)           (37,586)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                     2,792,804            2,827,702            220,254
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                   10,498,949           18,035,596            271,164
NET ASSETS
       Beginning of period....................................                   31,236,667           11,211,868             27,392
                                                                             --------------       --------------      -------------
       End of period..........................................               $   41,735,616       $   29,247,464      $     298,556
                                                                             ==============       ==============      =============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                                   TEMPLETON
                                                                        TEMPLETON ASSET         TEMPLETON         DEVELOPING
                                                                          ALLOCATION          INTERNATIONAL         MARKETS
                                                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................             $        (305)       $        (887)     $      (2,308)
       Net realized gain (loss)...............................                     5,362               28,281               (584)
       Net unrealized appreciation (depreciation).............                    26,220              129,839            117,427
                                                                           -------------        -------------      -------------
       Net increase (decrease) resulting from operations......                    31,277              157,233            114,535
                                                                           -------------        -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    59,531              188,339            140,700
       Participant transfers..................................                   180,739              950,796            564,459
       Participant withdrawals................................                   (20,055)             (78,924)           (65,725)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    220,215            1,060,211            639,434
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   251,492            1,217,444            753,969
NET ASSETS

       Beginning of period....................................                    37,559               53,468             10,665
                                                                           -------------        -------------      -------------
       End of period..........................................             $     289,051        $   1,270,912      $     764,634
                                                                           =============        =============      =============


                                                                         MUTUAL SHARES                               WANGER
                                                                          INVESTMENTS         WANGER TWENTY       FOREIGN FORTY
                                                                          SUBACCOUNT          SUBACCOUNT(1)       SUBACCOUNT(2)
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................             $      (1,342)       $      (2,874)     $      (1,627)
       Net realized gain (loss)...............................                       382               12,711              7,285
       Net unrealized appreciation (depreciation).............                     9,335               65,825            214,413
       Net increase (decrease) resulting from operations......                     8,375               75,662            220,071
                                                                           -------------        -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                   131,902              173,164             61,520
       Participant transfers..................................                   245,705              492,271            341,129
       Participant withdrawals................................                   (28,647)             (54,736)           (20,037)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    348,960              610,699            382,612
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   357,334              686,361            602,683
NET ASSETS
       Beginning of period....................................                    53,771                  -                  -
                                                                           -------------        -------------      -------------
       End of period..........................................             $     411,105        $     686,361      $     602,683
                                                                           =============        =============      =============


                                                                                                BANKERS            FEDERATED
                                                                             EAFE                TRUST            U.S. GOV'T
                                                                         EQUITY INDEX            DOW 30           SECURITIES II
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)       SUBACCOUNT(5)
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................            $        3,309         $          6       $       (144)
       Net realized gain (loss)...............................                     6,860                  -                   (0)
       Net unrealized appreciation (depreciation).............                    18,079                   22                214
                                                                           -------------        -------------      -------------
       Net increase (decrease) resulting from operations......                    28,248                   28                 70
                                                                           -------------        -------------      -------------
       Participant deposits...................................                    25,625                  -                2,203
       Participant transfers..................................                   185,637                5,262             79,165
       Participant withdrawals................................                    (1,781)                  (8)            (1,778)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    209,481                5,254             79,590
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   237,729                5,282             79,660
NET ASSETS
       Beginning of period....................................                       -                    -                  -
                                                                           -------------        -------------      -------------
       End of period..........................................             $     237,729        $       5,282      $      79,660
                                                                           =============        =============      =============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                        FEDERATED
                                                                       HIGH INCOME             JANUS
                                                                       BOND FUND II        EQUITY INCOME        JANUS GROWTH
                                                                       SUBACCOUNT(6)        SUBACCOUNT(7)        SUBACCOUNT(8)
                                                                    -------------------  ------------------     --------------
FROM OPERATIONS
       Net investment income (loss)..........................            $        (287)       $          (1)       $        (16)
       Net realized gain (loss)..............................                      (11)                 -                     0
       Net unrealized appreciation (depreciation)............                    3,106                  209               2,162
                                                                         -------------        -------------        ------------
       Net increase (decrease) resulting from operations.....                    2,808                  208               2,146
                                                                         -------------        -------------        ------------

       Participant deposits..................................                      298                 -                  2,047
       Participant transfers.................................                  177,083               13,201             175,407
       Participant withdrawals...............................                     (982)                 (11)                (93)
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets resulting
              from participant transactions.................                   176,399               13,190             177,361
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets.................                  179,207               13,398             179,507
NET ASSETS
       Beginning of period...................................                      -                    -                   -
                                                                         -------------        -------------        ------------
       End of period.........................................            $     179,207        $      13,398        $    179,507
                                                                         =============        =============        ============


                                                                           JANUS           MORGAN STANLEY         TECHNOLOGY
                                                                      FLEXIBLE INCOME       FOCUS EQUITY          PORTFOLIO
                                                                       SUBACCOUNT(9)       SUBACCOUNT(10)       SUBACCOUNT(11)
                                                                    -------------------  -------------------  ------------------
FROM OPERATIONS
       Net investment income (loss)...........................           $           8        $         -          $        (12)
       Net realized gain (loss)...............................                      (0)                   1                  (0)
       Net unrealized appreciation (depreciation).............                      (7)                  74               2,402
                                                                         -------------        -------------        ------------
       Net increase (decrease) resulting from operations......                       1                   75               2,390
                                                                         -------------        -------------        ------------
       Participant deposits...................................                     -                    -                   314
       Participant transfers..................................                   4,355                2,045             109,577
       Participant withdrawals................................                     (42)                 (47)               (157)
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    4,313                1,998             109,734
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets..................                   4,314                2,073             112,124
NET ASSETS
       Beginning of period....................................                     -                    -                   -
                                                                         -------------        -------------        ------------
       End of period..........................................           $       4,314        $       2,073        $    112,124
                                                                         =============        =============        ============


 (1) From inception February 5, 1999 to December 31, 1999
 (2) From inception February 9, 1999 to December 31, 1999
 (3) From inception July 20, 1999 to December 31, 1999
 (4) From inception December 23, 1999 to December 31, 1999
 (5) From inception August 5, 1999 to December 31, 1999
 (6) From inception August 2, 1999 to December 31, 1999
 (7) From inception December 23, 1999 to December 31, 1999
 (8) From inception December 20, 1999 to December 31, 1999
 (9) From inception December 21, 1999 to December 31, 1999
(10) From inception December 21, 1999 to December 31, 1999
(11) From inception December 20, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET            GROWTH             FIXED INCOME
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    824,758         $  (1,827,316)        $  1,146,732
   Net realized gain (loss).........................................               --            11,282,125              123,712
   Net unrealized appreciation (depreciation).......................               --            63,176,153           (2,089,209)
   Net increase (decrease) in net assets resulting from operations..          824,758            72,630,962             (818,765)
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       40,115,775            55,187,189            3,021,981
   Participant transfers............................................      (21,256,952)              366,385           (1,554,114)
   Participant withdrawals..........................................       (7,094,597)          (34,006,494)            (891,608)
                                                                         ------------         -------------         ------------
Net increase (decrease) in net assets resulting from participant
      transactions..................................................       11,764,226            21,547,080              576,259
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................       12,588,984            94,178,042             (242,506)
NET ASSETS
   Beginning of period..............................................       16,627,281           236,698,650           16,572,087
                                                                         ------------         -------------         ------------
   End of period....................................................     $ 29,216,265          $330,876,692         $ 16,329,581
                                                                         ============          ============         ============


                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    426,672         $    (425,434)        $    399,184
   Net realized gain (loss).........................................        2,735,092            10,021,994              820,973
   Net unrealized appreciation (depreciation).......................        4,003,067             2,276,436            2,783,483
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from operations..        7,164,831            11,872,996            4,003,640
                                                                         ------------         -------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        6,376,125            10,365,754            4,954,718
   Participant transfers............................................         (877,514)             (165,682)             123,719
   Participant withdrawals..........................................       (5,828,250)           (5,751,632)          (2,654,908)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................         (329,639)            4,448,440            2,423,529
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................        6,835,192            16,321,436            6,427,169
NET ASSETS
   Beginning of period..............................................       36,021,558            43,117,732           20,732,083
                                                                         ------------         -------------         ------------
   End of period....................................................     $ 42,856,750         $  59,439,168         $ 27,159,252
                                                                         ============          ============         ============


                                                                                                 SENECA               ABERDEEN
                                                                         REAL ESTATE         STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    167,520         $     (40,390)        $     (3,735)
   Net realized gain (loss).........................................          (21,047)              477,787               13,286
   Net unrealized appreciation (depreciation).......................       (1,192,311)            1,903,438              (44,106)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from operations..       (1,045,838)            2,340,835              (34,555)
                                                                         ------------         -------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,623,011             1,846,888              497,841
   Participant transfers............................................         (313,564)              103,603              124,820
   Participant withdrawals..........................................         (523,745)             (701,416)            (158,919)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          785,702             1,249,075              463,742
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................         (260,136)            3,589,910              429,187
NET ASSETS
   Beginning of period..............................................        4,145,713             4,471,045            1,049,230
                                                                         ------------         -------------         ------------
   End of period....................................................     $  3,885,577         $   8,060,955         $  1,478,417
                                                                         ============          ============         ============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998
                                                             (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN              MID-CAP
                                                                            INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT           SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          -----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    33,983           $    (3,712)         $    (1,501)
   Net realized gain (loss).........................................          533,499                (2,426)              (1,568)
   Net unrealized appreciation (depreciation).......................        1,267,409               252,136              130,212
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,834,891               245,998              127,143
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,291,221               526,600              384,143
   Participant transfers............................................        7,258,586             1,045,208              485,598
   Participant withdrawals..........................................         (608,655)              (75,799)             (47,451)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        8,941,152             1,496,009              822,290
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       10,776,043             1,742,007              949,433
NET ASSETS
   Beginning of period..............................................        1,951,008                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $12,727,051           $ 1,742,007          $   949,433
                                                                          ===========           ===========          ===========

                                                                            GROWTH               VALUE                 SCHAFER
                                                                          AND INCOME             EQUITY                MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)         SUBACCOUNT(1)
                                                                         -------------        -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     4,862            $      486           $       86
   Net realized gain (loss).........................................              594                (4,166)                  10
   Net unrealized appreciation (depreciation).......................          352,421                75,187              (14,526)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          357,877                71,507              (14,430)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          891,760               349,399              538,439
   Participant transfers............................................        2,236,565               431,964              415,611
   Participant withdrawals..........................................         (153,437)              (36,050)             (47,303)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        2,974,888               745,313              906,747
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        3,332,765               816,820              892,317
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 3,332,765           $   816,820          $   892,317
                                                                          ===========           ===========          ===========


                                                                            WANGER                WANGER
                                                                             U.S.              INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP               STOCK
                                                                          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(3)
                                                                          -----------           ----------          -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $  (196,294)          $    19,117          $        (8)
   Net realized gain (loss).........................................        1,128,070                 3,286                  148
   Net unrealized appreciation (depreciation).......................          857,628             1,051,832                  416
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,789,404             1,074,235                  556
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        9,117,666             3,222,916                1,490
   Participant transfers............................................        6,575,005             1,456,920               25,903
   Participant withdrawals..........................................       (2,592,905)           (1,076,075)                (557)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       13,099,766             3,603,761               26,836
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       14,889,170             4,677,996               27,392
NET ASSETS
   Beginning of period..............................................       16,347,497             6,533,872                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $31,236,667           $11,211,868          $    27,392
                                                                          ===========           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998
                                                             (CONTINUED)

                                                                           TEMPLETON             TEMPLETON
                                                                        ASSET ALLOCATION       INTERNATIONAL
                                                                          SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $        (9)          $       (31)
   Net realized gain (loss).........................................              (12)                  862
   Net unrealized appreciation (depreciation).......................              367                 1,246
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..              346                 2,077
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            2,271                 4,687
   Participant transfers............................................           35,556                47,443
   Participant withdrawals..........................................             (614)                 (739)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           37,213                51,391
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................           37,559                53,468
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    37,559           $    53,468
                                                                          ===========           ===========


                                                                           TEMPLETON
                                                                           DEVELOPING          MUTUAL SHARES
                                                                            MARKETS             INVESTMENTS
                                                                         SUBACCOUNT(5)         SUBACCOUNT(6)
                                                                         -------------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $        (5)          $       (33)
   Net realized gain (loss).........................................            1,117                    59
   Net unrealized appreciation (depreciation).......................               56                   600
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            1,168                   626
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS

   Participant deposits.............................................            1,665                 4,558
   Participant transfers............................................            7,864                53,136
   Participant withdrawals..........................................              (32)               (4,549)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            9,497                53,145
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................           10,665                53,771
NET ASSETS

   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    10,665           $    53,771
                                                                          ===========           ===========

(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                        See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account was established January 1, 1987 and currently consists of 42 Subaccounts, that invest in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 42 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small-Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ-100 Index(R) Series seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series(R) seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification: Certain prior year amounts have been reclassified to conform with the current year presentation.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                  Purchases          Sales
----------                                                 -----------      -----------
The Phoenix Edge Series Fund:
  Phoenix-Aberdeen International Series                    $14,230,819      $10,619,025
  Phoenix-Aberdeen New Asia Series                           1,028,609          545,839
  Phoenix-Bankers Trust Dow 30 Series                          553,351           40,474
  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series             825,591           25,239
  Phoenix-Duff & Phelps Real Estate Securities Series        1,532,683          799,487
  Phoenix-Engemann Capital Growth Series                    52,075,156       46,649,056
  Phoenix-Engemann Nifty Fifty Series                        5,744,764        1,427,513
  Phoenix-Engemann Small & Mid-Cap Growth Series               409,867            3,079
  Phoenix-Federated U.S. Government Bond Series                300,241           44,355
  Phoenix-Goodwin Money Market Series                       26,984,424       27,503,444
  Phoenix-Goodwin Multi-Sector Fixed Income Series           4,032,671        2,382,710
  Phoenix-Hollister Value Equity Series                      4,631,900          455,622
  Phoenix-J.P. Morgan Research Enhanced Index Series        10,964,395        4,819,979
  Phoenix-Janus Equity Income Series                         1,426,219           86,433
  Phoenix-Janus Flexible Income Series                         376,268           26,280
  Phoenix-Janus Growth Series                               13,081,062          351,544
  Phoenix-Morgan Stanley Focus Equity Series                   680,473           45,393
  Phoenix-Oakhurst Balanced Series                           7,125,229        4,006,257
  Phoenix-Oakhurst Growth and Income Series                  6,258,072        2,638,413
  Phoenix-Oakhurst Strategic Allocation Series               9,376,185        6,080,206
  Phoenix-Sanford Bernstein Global Value Series                 13,390               --
  Phoenix-Sanford Bernstein Mid-Cap Value Series             1,050,670          372,165
  Phoenix-Sanford Bernstein Small-Cap Value Series                 474                7
  Phoenix-Seneca Mid-Cap Growth Series                       8,663,048          568,623
  Phoenix-Seneca Strategic Theme Series                     16,034,518        1,736,007

The Alger American Fund:
  Alger American Leveraged All-Cap Portfolio                 1,213,809           40,974

Deutsche Asset Management VIT Funds:
  EAFE(R) Equity Index Fund                                  2,625,665          215,154

Federated Insurance Series:
  Federated Fund for U.S. Government Securities II             381,016           58,382
  Federated High Income Bond Fund II                         1,141,275          590,023

Fidelity(R) Variable Insurance Products:
  VIP Contrafund(R) Portfolio                                  538,844           31,856
  VIP Growth Opportunities Portfolio                           100,624            4,717
  VIP Growth Portfolio                                         773,300           52,277

Franklin Templeton Variable Insurance Products Trust:
  Mutual Shares Securities Fund -- Class 2                   1,188,712          857,345
  Templeton Asset Strategy Fund -- Class 2                     528,101          165,845
  Templeton Developing Markets Securities Fund
    -- Class 2                                               2,414,961          508,775
  Templeton Growth Securities Fund -- Class 2                  896,644          527,511
  Templeton International Securities Fund -- Class 2         2,990,635        1,047,485

The Universal Institutional Funds, Inc.:
  Technology Portfolio                                      12,366,323        1,209,757

Wanger Advisors Trust:
  Wanger Foreign Forty                                       2,053,041          290,779
  Wanger International Small Cap                            12,079,184        3,094,019
  Wanger Twenty                                                915,453          230,072
  Wanger U.S. Small Cap                                     14,438,910        6,629,330

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4 Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units) Subaccount

                                            Phoenix-        Phoenix-       Phoenix-        Phoenix-
                                            Goodwin         Engemann        Goodwin        Oakhurst       Phoenix-
                                             Money          Capital      Multi-Sector      Strategic      Aberdeen
Flex Edge & Flex Edge Success                Market          Growth      Fixed Income     Allocation    International
                                          -----------      ----------    ------------     ----------    -------------
Units outstanding, beginning of period     21,965,733      60,960,112      7,713,640      12,942,428      24,765,917
Participant deposits                       26,313,254       7,224,157      1,191,756       1,338,585       2,811,368
Participant transfers                     (23,282,309)     (2,003,096)      (272,340)       (570,100)       (933,222)
Participant withdrawals                    (4,167,203)     (6,628,163)      (781,307)     (1,400,194)     (2,436,894)
                                          -----------      ----------      ---------      ----------      ----------
Units outstanding, end of period           20,829,475      59,553,010      7,851,749      12,310,719      24,207,169
                                          ===========      ==========      =========      ==========      ==========

                                                       Phoenix-Duff &    Phoenix-
                                           Phoenix-      Phelps Real      Seneca         Phoenix-
                                           Oakhurst        Estate        Strategic       Aberdeen
Flex Edge & Flex Edge Success              Balanced      Securities        Theme         New Asia
                                          ----------   --------------    ----------      ---------
Units outstanding, beginning of period    13,082,531      2,906,964       8,707,486      3,029,029
Participant deposits                       1,590,855        583,375       2,095,650        601,541
Participant transfers                       (589,028)        51,942       2,386,306        122,413
Participant withdrawals                   (1,394,068)      (246,630)     (1,071,944)      (301,006)
                                          ----------      ---------      ----------      ---------
Units outstanding, end of period          12,690,290      3,295,651      12,117,498      3,451,977
                                          ==========      =========      ==========      =========

                                            Phoenix-                         Phoenix-        Phoenix-
                                            Goodwin         Phoenix-         Goodwin         Oakhurst      Phoenix-
                                             Money      Engemann Capital   Multi-Sector      Strategic     Aberdeen
Joint Edge                                   Market          Growth        Fixed Income     Allocation   International
                                           ----------   ----------------   ------------     ----------   -------------
Units outstanding, beginning of period      1,171,976       3,342,510        345,598         531,134       1,372,825
Participant deposits                        1,196,910         653,416         65,583          94,755         253,830
Participant transfers                      (1,345,882)        (60,978)       (32,069)        (29,968)        (13,951)
Participant withdrawals                      (172,012)       (536,295)       (59,159)        (84,450)       (245,132)
                                           ----------       ---------        -------         -------       ---------
Units outstanding, end of period              850,992       3,398,653        319,953         511,471       1,367,572
                                           ==========       =========        =======         =======       =========

                                                       Phoenix-Duff &    Phoenix-
                                           Phoenix-      Phelps Real      Seneca         Phoenix-
                                           Oakhurst        Estate        Strategic       Aberdeen
Joint Edge                                 Balanced      Securities        Theme         New Asia
                                           --------    --------------    ---------       --------
Units outstanding, beginning of period      556,044        222,607         710,255        183,014
Participant deposits                        105,891         45,521         257,413         59,843
Participant transfers                        (4,368)       (12,949)        171,033         16,353
Participant withdrawals                     (65,696)       (44,835)       (136,496)       (32,630)
                                            -------        -------       ---------        -------
Units outstanding, end of period            591,871        210,344       1,002,205        226,580
                                            =======        =======       =========        =======

                                            Phoenix-
                                          J.P. Morgan                      Phoenix-        Phoenix-
                                            Research        Phoenix-        Seneca         Oakhurst        Phoenix-
                                            Enhanced        Engemann        Mid-Cap       Growth and    Hollister Value
Flex Edge & Flex Edge Success                Index         Nifty Fifty      Growth          Income          Equity
                                          -----------      -----------     --------       ----------    ---------------
Units outstanding, beginning of period     16,528,376       5,086,455      1,724,685       6,841,057       1,826,310
Participant deposits                        3,534,926       1,944,480        799,807       2,188,705         744,078
Participant transfers                       1,404,131       1,295,031      2,866,261         981,364       1,813,956
Participant withdrawals                    (1,530,184)       (703,405)      (364,247)       (848,048)       (318,236)
                                           ----------       ---------      ---------       ---------       ---------
Units outstanding, end of period           19,937,249       7,622,561      5,026,506       9,163,078       4,066,108
                                           ==========       =========      =========       =========       =========

                                            Phoenix-
                                            Sanford                         Wanger
                                           Bernstein      Wanger U.S.    International     Templeton
Flex Edge & Flex Edge Success             Mid-Cap Value    Small-Cap       Small-Cap        Growth
                                          -------------   ----------     -------------     ---------
Units outstanding, beginning of period      1,795,933     22,087,137      10,419,465        232,170
Participant deposits                          482,934      4,645,603       1,851,099         96,721
Participant transfers                         533,676     (1,122,375)      1,368,241        150,133
Participant withdrawals                      (211,508)    (2,218,841)     (1,081,101)       (56,033)
                                            ---------     ----------      ----------        -------
Units outstanding, end of period            2,601,035     23,391,524      12,557,704        422,991
                                            =========     ==========      ==========        =======

                                              Phoenix-
                                            J.P. Morgan                     Phoenix-        Phoenix-
                                              Research        Phoenix-       Seneca         Oakhurst        Phoenix-
                                              Enhanced        Engemann       Mid-Cap       Growth and    Hollister Value
Joint Edge                                     Index        Nifty Fifty      Growth          Income          Equity
                                            -----------     -----------     --------       ----------    ---------------
Units outstanding, beginning of period        613,653         267,424        120,052         430,898         111,608
Participant deposits                          215,538         196,089        105,462         312,455          52,498
Participant transfers                         (63,032)         92,419        146,074         104,800          45,258
Participant withdrawals                      (107,086)        (94,227)       (45,765)       (116,460)        (26,048)
                                             --------         -------        -------        --------         -------
Units outstanding, end of period              659,073         461,705        325,823         731,693         183,316
                                             ========         =======        =======        ========         =======


                                               Phoenix-
                                               Sanford                        Wanger
                                              Bernstein     Wanger U.S.    International      Templeton
Joint Edge                                  Mid-Cap Value    Small-Cap       Small-Cap         Growth
                                            -------------   -----------    -------------      ---------
Units outstanding, beginning of period          119,527      1,309,183         814,304          2,682
Participant deposits                             44,544        447,983         189,435         14,182
Participant transfers                             7,280         83,571          46,790         17,696
Participant withdrawals                         (25,436)      (228,050)       (125,197)        (2,903)
                                                -------      ---------        --------         ------
Units outstanding, end of period                145,915      1,612,687         925,332         31,657
                                                =======      =========        ========         ======


                                             Templeton                     Templeton         Mutual
                                               Asset        Templeton      Developing        Shares          Wanger
Flex Edge & Flex Edge Success                Strategy     International     Markets        Investments       Twenty
                                             ---------    -------------    ----------      -----------       ------
Units outstanding, beginning of period        233,560         973,639        459,089         373,534         476,443
Participant deposits                          124,091         554,633        415,706         183,608         218,318
Participant transfers                         170,805         979,735      1,354,178         191,409         301,367
Participant withdrawals                       (77,597)       (329,988)      (183,646)        (99,390)        (88,768)
                                              -------       ---------      ---------         -------         -------
Units outstanding, end of period              450,859       2,178,019      2,045,327         649,161         907,360
                                              =======       =========      =========         =======         =======

                                                                              Phoenix-
                                               Wanger          EAFE           Bankers       Federated
                                              Foreign         Equity           Trust       U.S. Gov't
Flex Edge & Flex Edge Success                  Forty          Index           Dow 30      Securities II
                                             ---------      ---------         --------    -------------
Units outstanding, beginning of period         313,465        188,810           5,241         76,491
Participant deposits                           205,828        217,628         111,917         82,026
Participant transfers                          668,218      2,003,276         427,685        235,925
Participant withdrawals                        (66,372)      (178,380)        (26,824)       (26,820)
                                             ---------      ---------         -------        -------
Units outstanding, end of period             1,121,139      2,231,334         518,019        367,622
                                             =========      =========         =======        =======


                                             Templeton                      Templeton         Mutual
                                               Asset         Templeton     Developing         Shares          Wanger
Joint Edge                                    Strategy     International     Markets        Investments       Twenty
                                             ---------     -------------   ----------       -----------       ------
Units outstanding, beginning of period          2,102          25,850         15,787           7,440          19,627
Participant deposits                            6,997         103,267          6,253           5,800          12,695
Participant transfers                          11,736         108,159         (2,658)         (2,291)         14,003
Participant withdrawals                        (2,067)        (25,826)        (3,983)         (2,708)         (5,240)
                                               ------         -------         ------           -----          ------
Units outstanding, end of period               18,768         211,450         15,399           8,241          41,085
                                               ======         =======         ======           =====          ======

                                                                             Phoenix-
                                              Wanger          EAFE           Bankers       Federated
                                             Foreign         Equity           Trust       U.S. Gov't
Joint Edge                                    Forty          Index           Dow 30      Securities II
                                             -------        -------          -------     -------------
Units outstanding, beginning of period         3,937         12,182              --          2,286
Participant deposits                          14,180         95,768           2,756            949
Participant transfers                         32,965         82,697          25,233          8,656
Participant withdrawals                       (3,787)       (22,291)         (2,451)          (765)
                                              ------        -------          ------         ------
Units outstanding, end of period              47,295        168,356          25,538         11,126
                                              ======        =======          ======         ======

                                                              Phoenix-
                                             Federated       Federated      Phoenix-                        Phoenix-
                                            High Income         U.S.         Janus         Phoenix-          Janus
                                                Bond         Government     Equity          Janus           Flexible
Flex Edge & Flex Edge Success                 Fund II           Bond        Income          Growth           Income
                                            -----------      ----------    ---------      ----------        --------
Units outstanding, beginning of period        179,788              --         12,449         171,603           4,312
Participant deposits                           91,192          18,770        376,178       2,334,149         105,233
Participant transfers                         357,796         219,343        965,157       9,862,451         228,867
Participant withdrawals                      (139,410)        (13,584)       (92,194)       (723,628)        (32,758)
                                              -------         -------      ---------      ----------         -------
Units outstanding, end of period              489,366         224,529      1,261,590      11,644,575         305,654
                                              =======         =======      =========      ==========         =======

                                            Phoenix-                                      Phoenix
                                             Morgan       Morgan          Alger          Engemann
                                            Stanley       Stanley        American        Small &
                                             Focus      Technology       Leverged         Mid-Cap
Flex Edge & Flex Edge Success                Equity      Portfolio        All-Cap         Growth
                                            -------     ----------       ---------       --------
Units outstanding, beginning of period        2,000         84,692              --             --
Participant deposits                        143,345      1,783,667         238,998         44,552
Participant transfers                       460,320      7,477,332         999,349        358,591
Participant withdrawals                     (29,951)      (575,196)        (29,795)        (8,133)
                                            -------      ---------       ---------        -------
Units outstanding, end of period            575,714      8,770,495       1,208,552        395,010
                                            =======      =========       =========        =======

                                             Federated        Phoenix-
                                                High         Federated      Phoenix-                       Phoenix-
                                               Income           U.S.         Janus         Phoenix-          Janus
                                                Bond         Government      Equity         Janus          Flexible
Joint Edge                                    Fund II           Bond         Income         Growth          Income
                                             ---------       ----------      ------        --------        --------
Units outstanding, beginning of period             --             --            755             568              --
Participant deposits                          125,138            337          8,845         148,672           3,733
Participant transfers                         120,466             34         56,472         315,388          27,495
Participant withdrawals                       (30,624)          (110)        (4,910)        (44,451)           (803)
                                              -------           ----         ------         -------          ------
Units outstanding, end of period              214,980            261         61,162         420,177          30,425
                                              =======           ====         ======         =======          ======

                                            Phoenix-                                      Phoenix-
                                             Morgan       Morgan            Alger         Engemann
                                            Stanley       Stanley          American       Small &
                                             Focus       Technology        Leverged        Mid-Cap
Joint Edge                                   Equity       Portfolio         All-Cap        Growth
                                            --------     ----------        --------        ------
Units outstanding, beginning of period           --         19,668              --             --
Participant deposits                          4,412        146,298           9,017          2,109
Participant transfers                        25,534        295,730          47,381         26,312
Participant withdrawals                      (6,491)       (38,533)         (1,718)          (303)
                                             ------        -------          ------         ------
Units outstanding, end of period             23,455        423,163          54,680         28,118
                                             ======        =======          ======         ======

                                                                                   Phoenix-    Phoenix-     Phoenix-
                                                                                    Sanford     Sanford      Bankers
                                           Fidelity     Fidelity     Fidelity      Bernstein   Bernstein      Trust
                                             VIP          VIP       VIP Growth     Small-Cap    Global       NASDAQ
Flex Edge & Flex Edge Success             Contrafund     Growth    Opportunities     Value       Value     100 Index(R)
                                          ----------    -------    -------------   ---------   ---------   ------------
Units outstanding, beginning of period          --           --            --          --           --             --
Participant deposits                        88,285       85,702        12,469          --           28         96,302
Participant transfers                      428,306      633,395        89,581         407        8,419        777,656
Participant withdrawals                     (9,853)     (17,193)       (3,808)         (7)          --         (9,305)
                                           -------      -------        ------         ---        -----        -------
Units outstanding, end of period           506,738      701,904        98,242         400        8,447        864,652
                                           =======      =======        ======         ===        =====        =======

                                                                                    Phoenix-      Phoenix-
                                                                                     Sanford       Sanford      Phoenix-
                                                                     Fidelity       Bernstein     Bernstein   Bankers Trust
                                         Fidelity VIP   Fidelity    VIP Growth      Small-Cap      Global      NASDAQ 100
Joint Edge                                Contrafund   VIP Growth  Opportunities      Value         Value        Index(R)
                                         ------------  ----------  -------------    ---------     ---------   -------------
Units outstanding, beginning of period          --           --          --             --             --             --
Participant deposits                         5,566        8,644         473             60             62          2,711
Participant transfers                       18,771       35,376       3,599             --          4,847         11,171
Participant withdrawals                         --       (1,542)       (482)            --             --           (351)
                                            ------       ------       -----          -----          -----         ------
Units outstanding, end of period            24,337       42,478       3,590             60          4,909         13,531
                                            ======       ======       =====          =====          =====         ======

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Policy Loans

      Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of the policy value reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15, 2 1/2% in policy years 16 and thereafter for Flex Edge Success policies] and [8% due in policy years 1-10 and 7% in policy years 11 and thereafter for Flex Edge and Joint Edge policies] and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge Success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

      Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $43,358,944, $36,655,692 and $30,323,330 during the years ended December 31, 2000, 1999 and 1998, respectively. Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.

      PEPCO is the principal underwriter and distributor of the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

      Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).

      Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

Note 7--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
      Participants of Phoenix Home Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Growth, Templeton Asset Strategy, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30 Index, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Fidelity VIP Contrafund(R) , Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Sanford Bernstein Small-Cap Value, Sanford Bernstein Global Value and Bankers Trust NASDAQ 100 Index(R), (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLP
Hartford, Connecticut
March 14, 2001

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

       PHOENIX HOME LIFE MUTUAL
       INSURANCE COMPANY
       CONSOLIDATED FINANCIAL STATEMENTS
       DECEMBER 31, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ..................................................................    F-3

Consolidated Balance Sheet as of December 31, 1999 and 2000.........................................    F-4

Consolidated Statement of Income, Comprehensive Income and Equity for the years
   ended December 31, 1998, 1999 and 2000...........................................................    F-5

Consolidated Statement of Cash Flows for the years ended December 31, 1998, 1999 and 2000...........    F-6

Notes to Consolidated Financial Statements.......................................................F-8 - F-58

[LOGO OMITTED] PRICEWATERHOUSECOOOPERS PWC

--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/PricewaterhouseCoopers LLP


February 15, 2001

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
                                                                                 ----------------------------------
                                                                                        1999              2000
                                                                                 --------------      --------------
                                                                                             (IN MILLIONS)
Assets:
Investments
    Held-to-maturity debt securities, at amortized cost                          $      1,958.2      $      2,109.6
    Available-for-sale debt securities, at fair value                                   5,506.8             5,949.0
    Equity securities, at fair value                                                      437.2               335.5
    Mortgage loans                                                                        716.8               593.4
    Real estate                                                                            92.0                77.9
    Policy loans                                                                        2,042.6             2,105.2
    Venture capital partnerships                                                          338.1               467.3
    Other invested assets                                                                 188.0               235.7
    Short-term investments                                                                133.4               547.2
                                                                                 --------------      --------------
       Total investments                                                               11,413.1            12,420.8

Cash and cash equivalents                                                                 187.6               176.6
Accrued investment income                                                                 174.9               194.5
Deferred policy acquisition costs                                                       1,318.8             1,019.0
Premiums, accounts and notes receivable                                                   119.2               155.8
Reinsurance recoverables                                                                   18.8                16.6
Property and equipment, net                                                               137.7               122.2
Goodwill and other intangible assets, net                                                 593.3               595.9
Investments in unconsolidated subsidiaries                                                160.7               159.9
Net assets of discontinued operations (Note 13)                                           187.6                25.5
Other assets                                                                               51.4                49.8
Separate account assets                                                                 5,923.9             5,376.6
                                                                                 --------------      --------------
    Total assets                                                                 $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



Liabilities:
    Policy liabilities and accruals                                              $     10,899.8      $     11,372.6
    Policyholder deposit funds                                                            538.2               678.4
    Notes payable                                                                         499.4               425.4
    Deferred income taxes                                                                  83.3                 9.4
    Other liabilities                                                                     486.3               473.0
    Separate account liabilities                                                        5,923.9             5,376.6
                                                                                 --------------      --------------
       Total liabilities                                                               18,430.9            18,335.4
                                                                                 --------------      --------------

Contingent liabilities (Note 21)

Minority interest in net assets of consolidated subsidiaries                              100.1               136.9
                                                                                 --------------      --------------
Equity:
    Retained earnings                                                                   1,731.5             1,820.7
    Accumulated other comprehensive income                                                 24.5                20.2
                                                                                 --------------      --------------
       Total equity                                                                     1,756.0             1,840.9

       Total liabilities and equity                                              $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                  1998               1999                  2000
                                                             ----------------   ----------------     --------------
                                                                                 (IN MILLIONS)
Revenues
  Premiums                                                   $       1,175.8    $       1,175.7      $      1,147.4
  Insurance and investment product fees                                537.5              574.6               631.0
  Net investment income                                                859.6              953.1             1,127.4
  Net realized investment gains                                         58.2               75.8                89.2
                                                             ---------------    ---------------      --------------
    Total revenues                                                   2,631.1            2,779.2             2,995.0
                                                             ---------------    ---------------      --------------

Benefits and expenses
  Policy benefits and increase in policy liabilities                 1,409.8            1,373.1             1,409.8
  Policyholder dividends                                               351.6              360.5               378.0
  Amortization of deferred policy acquisition costs                    138.0              147.9               356.0
  Amortization of goodwill and other intangible assets                  28.8               40.1                36.9
  Interest expense                                                      29.8               34.0                32.7
  Other operating expenses                                             516.3              557.9               626.3
                                                             ---------------    ---------------      --------------
    Total benefits and expenses                                      2,474.3            2,513.5             2,839.7
                                                             ---------------    ---------------      --------------
Income from continuing operations before income taxes,                 156.8              265.7               155.3
  minority interest and equity in earnings of and
  interest earned from investments in unconsolidated
  subsidiaries

Income taxes                                                            56.0               99.0                55.4
                                                             ---------------    ---------------      --------------
Income from continuing operations before minority                      100.8              166.7                99.9
  interest and equity in earnings of and interest earned
  from investments in unconsolidated subsidiaries

Minority interest in net income of consolidated
subsidiaries                                                            10.5               10.1                14.1
Equity in earnings of and interest earned from
  investments in unconsolidated subsidiaries                             1.6                5.5                 9.0
                                                             ---------------    ---------------      --------------

Income from continuing operations                                       91.9              162.1                94.8

Discontinued operations (Note 13)
  Income from discontinued operations, net of income taxes              45.2               36.1                 9.4
  Loss on disposal, net of income taxes                                                  (109.0)              (20.9)
                                                             ---------------    ---------------      --------------

Net income                                                             137.1               89.2                83.3
                                                             ---------------    ---------------      --------------

Other comprehensive loss, net of income taxes
  Unrealized (losses) gains on securities                              (46.9)             (66.8)               53.0
  Reclassification adjustment for net realized gains
  included in net income                                               (13.0)              (1.5)              (58.9)
  Minimum pension liability adjustment                                  (1.5)              (1.5)                1.6
                                                             ---------------    ---------------      --------------
    Total other comprehensive loss                                     (61.4)             (69.8)               (4.3)
                                                             ---------------     ---------------     --------------

Comprehensive income                                                    75.7               19.4                79.0
Majority interest in stock issuance transactions                                                                5.9
                                                             ---------------    ---------------      --------------

Equity, beginning of year                                            1,660.9            1,736.6             1,756.0
                                                             ---------------    ---------------      --------------

Equity, end of year                                          $       1,736.6    $       1,756.0      $      1,840.9
                                                             ===============    ===============      ==============


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                    1998              1999                2000
                                                             ---------------    ---------------      --------------
                                                                                   (IN MILLIONS)
Cash flows from operating activities:
  Net income                                                 $         137.1    $          89.2      $         83.3

Adjustments to reconcile net income to net cash provided
    by operating activities:
  Net (gain) loss from discontinued operations                         (45.2)              72.9                11.5
  Net realized investment gains                                        (58.2)             (75.8)              (89.2)
  Amortization and depreciation                                         58.5               72.0                56.8
  Equity in undistributed earnings of affiliates and
    partnerships                                                       (44.1)            (138.2)             (297.7)
  Deferred income taxes (benefit)                                        2.8              (13.9)              (37.0)
  Increase in receivables                                              (26.7)             (62.9)              (54.0)
  (Increase) decrease in deferred policy acquisition costs             (29.6)              (0.3)              183.2
  Increase in policy liabilities and accruals                          386.0              321.2               472.8
  Change in other assets/other liabilities, net                         65.7               51.3                45.4
  Other operating activities, net                                        1.8                2.5
                                                             ---------------    ---------------      --------------
  Net cash provided by continuing operations                           448.1              318.0               375.1
  Net cash provided by (used for) discontinued operations               97.6              (76.7)             (264.6)
                                                             ---------------    ---------------      --------------

  Net cash provided by operating activities                            545.7              241.3               110.5
                                                             ---------------    ---------------      --------------

Cash flows from investing activities:
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                               1,322.4            1,702.9             1,236.9
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                   267.7              186.7               209.5
  Proceeds from disposals of equity securities                          45.2              163.5               515.4
  Proceeds from mortgage loan maturities or repayments                 200.4              124.9               127.6
  Proceeds from sale of real estate and other invested assets          439.9               38.0                26.6
  Proceeds from distributions of venture capital  partnerships          18.6               26.7                37.9
  Proceeds from sale of subsidiaries and affiliates                     16.3               46.4                14.1
  Proceeds from sale of property and equipment                                                                 20.6
  Purchase of available-for-sale debt securities                    (2,404.3)          (1,672.6)           (1,418.4)
  Purchase of held-to-maturity debt securities                        (585.4)            (395.5)             (356.0)
  Purchase of equity securities                                        (85.0)            (162.4)             (130.5)
  Purchase of subsidiaries                                             (11.2)            (187.6)              (59.3)
  Purchase of mortgage loans                                           (76.0)             (25.3)               (1.0)
  Purchase of investments in unconsolidated subsidiaries and
    other invested assets                                             (134.2)            (103.4)              (46.5)
  Purchase of venture capital partnerships                             (67.2)            (108.5)              (95.1)
  Change in short-term investments, net                                855.1               52.6              (413.8)
  Increase in policy loans                                             (21.5)             (34.3)              (62.7)
  Capital expenditures                                                 (27.2)             (20.5)              (21.5)
  Other investing activities, net                                       (6.5)               1.7
                                                             ---------------    ---------------      --------------
Net cash used for continuing operations                               (252.9)            (366.7)             (416.2)
Net cash (used for) provided by discontinued operations                (78.2)             105.6               259.5
                                                             ---------------    ---------------      --------------

Net cash used for investing activities                       $        (331.1)   $        (261.1)     $       (156.7)
                                                             ---------------    ---------------      --------------


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                   1998              1999                 2000
                                                             ---------------    ---------------      --------------
                                                                                (IN MILLIONS)
Cash flows from financing activities:
Net (withdrawals) deposits of policyholder deposit funds,
  net of interest credited                                   $         (28.7)   $           6.5      $        140.2
(Repayments) proceeds from securities sold subject to
  repurchase agreements                                               (137.5)              28.4               (28.4)
Proceeds from borrowings                                                  .1              175.1                50.0
Repayment of borrowings                                                (63.3)            (125.0)             (124.0)
Dividends paid to minority shareholders in consolidated
  subsidiaries                                                          (4.9)              (4.2)               (5.8)
Other financing activities, net                                         (5.7)               (.4)                3.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by continuing operations                 (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by financing activities                  (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net change in cash and cash equivalents                                (25.4)              60.6               (11.0)

Cash and cash equivalents, beginning of year                           152.4              127.0               187.6
                                                             ---------------    ---------------      --------------
Cash and cash equivalents, end of year                       $         127.0    $         187.6      $        176.6
                                                             ===============    ===============      ==============

Supplemental cash flow information:
Income taxes paid, net                                       $          44.5    $         106.4      $        135.8
Interest paid on indebtedness                                $          32.8    $          34.8      $         34.1


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

         Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) provide wealth management products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory services. These products and services are managed within four reportable segments: Life and Annuity, Investment Management, Venture Capital and Corporate and Other. See Note 12 - "Segment Information."

         Additionally, in 1999, Phoenix discontinued the operations of three of its business units: the Reinsurance Operations, the Real Estate Management Operations and the Group Life and Health Operations. See
         Note 13 - "Discontinued Operations."

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

         The consolidated financial statements include the accounts of Phoenix and its subsidiaries. Less than majority-owned entities, in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity method of accounting. Investments in venture capital partnerships are reported on the equity method of accounting using the most recent financial information received from the partnerships, which is on a one-quarter lag.

         These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

         VALUATION OF INVESTMENTS

         Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

         For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

         Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

         Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

         Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

         Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

         Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. Phoenix records its share of the net equity in earnings of the venture capital partnerships in accordance with the equity method of accounting using the most recent financial information received from the partnerships, which is on a one-quarter lag. These earnings or losses are included in net investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. These valuations subject the earnings to volatility. Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Phoenix's investment in these venture capital partnerships is as a limited partner.

         Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

         Short-term investments are carried at amortized cost, which approximates fair value.

         Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

         FINANCIAL INSTRUMENTS

         In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

         Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams


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         is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

         Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

         Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

         In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include cash on hand and money market instruments.

         DEFERRED POLICY ACQUISITION COSTS

         In conjunction with the 1997 acquisition of Confederation Life business, Phoenix recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

         The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

         For individual participating life insurance policies, DAC and PVFP are amortized in proportion to historical and estimates of expected future gross margins. These estimates of expected gross margins are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross margins to support the recoverability of the remaining DAC balances.

         For universal life insurance policies and investment type contracts, DAC and PVFP are amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated

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         experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

         Internal replacements are defined as an exchange of an existing Phoenix life insurance or annuity policy for a different Phoenix life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

         GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over periods ranging from 10 to 40 years, corresponding with the benefits expected to be derived from the acquisitions. The weighted-average life of goodwill is approximately 38 years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from 5 to 16 years for investment management contracts and 3 to 7 years for employee contracts. The weighted-average life of other intangible assets approximates 13 years. The propriety of the carrying value of goodwill and other intangible assets is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix's business.

         INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries represents investments in operating entities in which Phoenix owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix owns less than 20% if Phoenix exercises significant influence over the operating and financial policies of the company. Phoenix utilizes the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated subsidiaries also includes, where applicable, Phoenix's investments in senior securities of these entities.

         SEPARATE ACCOUNTS

         Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

         POLICY LIABILITIES AND ACCRUALS

         Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00%. Liabilities for universal life include deposits received from

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         customers and investment earnings on their fund balances which range from 4.00% to 7.15%, less administrative and mortality charges.

         Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

         PREMIUM AND FEE REVENUE AND RELATED EXPENSES

         Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

         INVESTMENT MANAGEMENT FEES

         Investment management fees and mutual fund ancillary fees included in insurance and investment product fees in the accompanying Consolidated Statement of Income, Comprehensive Income and Equity, are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment. Mutual fund ancillary fees consist of dealer concessions, distribution fees, administrative fees, shareholder services agent fees, and accounting fees. Dealer concessions and underwriting fees earned (net of related expenses) from the distribution and sale of affiliated mutual fund shares and other securities are recorded on a trade date basis.

         REINSURANCE

         Phoenix utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

         Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         POLICYHOLDER DIVIDENDS

         Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholder dividends to be paid is determined annually by Phoenix's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

         INCOME TAXES

         Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2000 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of

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         these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

         Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

         As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholder surplus. Phoenix estimates the differential earnings rate
         (DER) each year using available information including industry surveys. The IRS subsequently determines the DER applicable to the mutual companies and Phoenix adjusts its estimates accordingly. The impact of the difference between estimated and actual DER is reflected in the income tax provision in the year the IRS determination is made.

         STOCK-BASED COMPENSATION

         SFAS No. 123, "Accounting for Stock-Based Compensation," encourages, but does not require, companies to record compensation cost for stock-based employee compensation plans at fair value. Phoenix's majority owned, consolidated subsidiary, Phoenix Investment Partners
         (PXP), a publicly held investment management company, has chosen to continue to account for stock-based compensation using the intrinsic method prescribed in Accounting Principles Board (APB) Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Accordingly, compensation cost for stock options and restricted stock under existing plans is measured as the excess, if any, of the quoted market price of PXP's stock at the date of the grant over the amount an employee must pay to acquire the stock. (See Note 19
         - "Stock Purchase and Award Plans.")

         RECENT ACCOUNTING PRONOUNCEMENTS

         In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. SFAS 133." This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings. If the derivative is a hedge, depending on the nature of the hedge, changes in fair value of the derivatives will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings.

         Phoenix adopted SFAS No. 133 and SFAS No. 138 effective January 1, 2001. Phoenix reviewed its inventory of financial instruments, including insurance and annuity contracts and "hybrid" investments, for potential embedded derivatives. Phoenix also reviewed its portfolio of free-standing derivatives, which includes interest rate swap, cap and floor contracts, and foreign currency swap agreements. The effect of adoption of SFAS No. 133 did not have a material impact on its Consolidated Balance Sheet and Consolidated Statement of Income, Comprehensive Income and Equity.

         On January 1, 2001, in accordance with the transition provisions of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix also recorded an offsetting net-of-tax cumulative-effect-type of adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix also recorded a net-of-tax cumulative-effect-type of adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

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         For derivative instruments, which were not designated as hedges upon implementation of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not adjusted. There were no gains or losses on derivatives that had been previously deferred that required de-recognition from the balance sheet.

         On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material effect on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expensed as incurred. The adoption of SOP 98-5 did not have a material effect on Phoenix's results from operations or financial position.

3.       SIGNIFICANT TRANSACTIONS

         REORGANIZATION

         On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department (the Insurance Department) a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's Board of Directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the Insurance Department.

         PHOENIX INVESTMENT PARTNERS, LTD.

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. See Note 23 - "Subsequent Events."

         In September 2000, PXP, in accordance with the original terms of Roger Engemann & Associates, Inc.'s (REA) Purchase and Sale Agreement, paid REA an additional purchase price of $50.0 million, based upon growth in REA's management fee revenues. This additional purchase price was financed through borrowings from an existing credit facility and is included as a component of goodwill and other intangible assets in the Consolidated Balance Sheet.

         On March 1, 1999, PXP acquired the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, PXP paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The excess of purchase price over the fair value of acquired net tangible assets of Zweig totaled $136.1 million. Of this excess purchase price, $77.2 million has been allocated to intangible assets, primarily associated with investment management contracts, which are being amortized using a straight-line basis over an average estimated useful life of approximately 12 years. The remaining excess purchase price of $58.9 million has been classified as goodwill and is being amortized over 40 years using a straight-line basis. The Zweig Group managed approximately $2.6 billion of assets as of December 31, 2000.

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         On December 3, 1998, PXP completed the sale of its 49% interest in
         Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. PXP received $37.0 million in cash and a $10.0 million three-year interest-bearing note. The transaction resulted in a pre-tax gain of approximately $17.5 million.

         DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments: the Reinsurance Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial effect of these transactions are contained in
         Note 13 - "Discontinued Operations."

         PROPERTY AND CASUALTY DISTRIBUTION OPERATIONS

         On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also acquired two seats on HRH's board of directors. The pre-tax gain realized on the sale was $40.1 million.

         The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

         The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

         The market value of Phoenix's investments in HRH, based on the closing market price, was $64.2 million and $90.6 million as of December 31, 1999 and 2000, respectively.

         PFG HOLDINGS, INC.

         On October 29, 1999, PM Holdings, a wholly owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value to 80% of the appraised value of the common stock at that time. As of December 31, 2000, this option had not been executed. Since Phoenix officers hold board voting control, the entity has been consolidated and a minority interest has been established for outside shareholders' interests. The transaction resulted in goodwill of $3.8 million to be amortized over ten years.

         PFG Holdings has three operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

         AGL Life Assurance Company must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

         EMPRENDIMIENTO COMPARTIDO, S.A. (EMCO)

         At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete. Payment for the stock will be made in

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         three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to annual interest of 7.06%. The covenant was paid at the time of closing.

         In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

         On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

         After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

         PHOENIX NEW ENGLAND TRUST HOLDING COMPANY

         On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust Company, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank, fsb, and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

         On September 29, 2000, Phoenix New England Trust Holding Company sold its New Hampshire trust and agency operations, consisting of Charter Holding Corp. (Charter Holding) and Phoenix New England Trust Company for $9.1 million in cash to a partnership consisting of Lake Sunapee Bank, Meredith Village Savings Bank and Savings Bank of Walpole (Partner Banks). Each of the Partner Banks was a minority shareholder in Charter Holding prior to the sale. The pre-tax gain realized on this sale was $0.1 million.

         LOMBARD INTERNATIONAL ASSURANCE, S.A.

         On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A. (Lombard), a pan-European life insurer based in Luxembourg, for $29.1 million in cash. Lombard provides unit-linked life assurance products designed exclusively for high net worth investors in ten European countries. This investment is carried at fair value, for which cost is a reasonable estimate, and is classified as equity securities in the Consolidated Balance Sheet.

         ABERDEEN ASSET MANAGEMENT PLC

         On February 18, 1999, PM Holdings purchased an additional 15,050,000 shares of the common stock of Aberdeen Asset Management PLC (Aberdeen), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares as of December 31, 1999 and 2000, respectively.

         On April 15, 1996, Phoenix purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

         The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 20% of the outstanding Aberdeen common stock, 26% on a diluted basis.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The market value of Phoenix's investments in Aberdeen, based on the closing market price, was $209.5 million and $455.8 million as of December 31, 1999 and 2000, respectively.

         DIVIDEND SCALE REDUCTION

         In November 2000, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000. In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

         REAL ESTATE SALES

         On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309.0 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 2000, Phoenix had two commercial real estate properties remaining with a carrying value of $23.0 million and five joint venture real estate partnerships with a carrying value of $54.9 million, and these investments are reported as real estate on the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.       INVESTMENTS

         Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:


         DEBT AND EQUITY SECURITIES

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        30.6  $          .3  $         (.9) $        30.0
         Foreign government bonds                                   2.4                           (.7)           1.7
         Corporate securities                                   1,781.2           48.0          (39.0)       1,790.2
         Mortgage-backed and asset-backed securities              295.4           15.3           (3.8)         307.0
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,109.6           63.6          (44.4)       2,128.9
                                                          -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         262.5           13.8            (.3)         276.0
         State and political subdivision bonds                    459.9           16.9           (1.9)         474.9
         Foreign government bonds                                 246.0           26.7           (5.8)         266.9
         Corporate securities                                   2,222.1           37.7          (83.1)       2,176.7
         Mortgage-backed and asset-backed securities            2,830.5           63.5          (25.2)       2,868.8
                                                          -------------  -------------  -------------  -------------

            Total available-for-sale securities                 6,021.0          158.6         (116.3)       6,063.3
            Less: available-for-sale securities of
            discontinued operations                               114.3                                        114.3
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities of
           continuing operations                                5,906.7          158.6         (116.3)       5,949.0
                                                          -------------  -------------  -------------  -------------

           Total debt securities of continuing
           operations                                     $     8,016.3  $       222.2  $      (160.7) $     8,077.9
                                                          =============  =============  =============  =============

         Equity securities                                $       297.3  $        77.9  $       (39.7) $       335.5
                                                          =============  =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        27.6  $          .4  $        (1.0) $        27.0
         Foreign government bonds                                   3.0                           (.8)           2.2
         Corporate securities                                   1,744.2           12.9          (92.9)       1,664.2
         Mortgage-backed and asset-backed securities              285.4            1.4          (19.2)         267.6
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,060.2           14.7         (113.9)       1,961.0
           Less: held-to-maturity securities of
             discontinued operations                              102.0             .7           (5.8)          96.9
                                                          -------------  -------------  -------------  -------------
           Total held-to-maturity securities of                 1,958.2           14.0         (108.1)       1,864.1
             continuing operations                        -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         283.7            1.9           (6.5)         279.1
         State and political subdivision bonds                    495.9            4.8          (21.8)         478.9
         Foreign government bonds                                 273.9           23.7           (4.0)         293.6
         Corporate securities                                   2,353.2           18.6         (102.8)       2,269.0
         Mortgage-backed and asset-backed securities            2,977.1           17.9         (103.2)       2,891.8
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities                  6,383.8           66.9         (238.3)       6,212.4
           Less: available-for-sale securities of
             discontinued operations                              725.1            7.6          (27.1)         705.6
                                                          -------------  -------------  -------------  -------------
           Total available-for-sale securities of
             continuing operations                              5,658.7           59.3         (211.2)       5,506.8
                                                          -------------  -------------  -------------  -------------
           Total debt securities of continuing operations $     7,616.9  $        73.3  $      (319.3) $     7,370.9
                                                          =============  =============  =============  =============

         Equity securities                                $       295.2  $       168.1  $       (24.2) $       439.1
           Less: equity securities of discontinued
             operations                                             1.9                                          1.9
                                                          -------------  -------------  -------------  -------------

           Total equity securities of continuing          $       293.3  $       168.1  $       (24.2) $       437.2
             operations                                   =============  =============  =============  =============

         The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $19.6 million, $3.9 million and $3.9 million, for the years ended December 31, 1998, 1999 and 2000, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized losses were $0.8 million, $0.2 million and $3.9 million in 1998, 1999 and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                                HELD-TO-MATURITY             AVAILABLE-FOR-SALE
                                                          ----------------------------  ----------------------------
                                                            AMORITIZED       FAIR        AMORITIZED        FAIR
                                                               COST          VALUE          COST           VALUE
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         Due in one year or less                          $       118.1  $       118.3  $       118.3  $       118.6
         Due after one year through five years                    517.2          519.8          514.7          516.9
         Due after five years through ten years                   649.7          658.1          993.5          982.0
         Due after ten years                                      529.2          525.7        1,564.0        1,577.0
         Mortgage-backed and asset-backed securities              295.4          307.0        2,830.5        2,868.8
                                                          -------------  -------------  -------------  -------------

         Total                                            $     2,109.6  $     2,128.9  $     6,021.0  $     6,063.3
         Less: securities of discontinued operations                                            114.3          114.3
                                                          -------------  -------------  -------------  -------------
         Total securities of continuing operations        $     2,109.6  $     2,128.9  $     5,906.7  $     5,949.0
                                                          =============  =============  =============  =============

         Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                 DECEMBER 31,
                                                                         ----------------------------
                                                                              1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)

         Planned amortization class                                      $       168.0  $       117.4
         Asset-backed                                                            956.9          917.0
         Mezzanine                                                               194.9          166.5
         Commercial                                                              735.2          846.6
         Sequential pay                                                        1,039.0        1,051.4
         Pass through                                                             77.2           60.8
         Other                                                                     6.0            4.5
                                                                         -------------  -------------
         Total mortgage-backed and asset-backed securities               $     3,177.2  $     3,164.2
                                                                         =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORTGAGE LOANS AND REAL ESTATE

         Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

         Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS                REAL ESTATE
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                          ----------------------------  ----------------------------
                                                              1999            2000           1999           2000
                                                          -------------  -------------  -------------  -------------
                                                                              (IN MILLIONS)
         Property type:
         Office buildings                                 $       183.9  $       171.3  $        30.5  $        34.4
         Retail                                                   208.6          183.5           14.1            6.9
         Apartment buildings                                      252.9          180.7           41.7           45.9
         Industrial buildings                                      82.7           64.8
         Other                                                      3.0            2.2            8.9
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============
         Geographic region:
         Northeast                                        $       149.3  $       124.5  $        59.6  $        49.8
         Southeast                                                198.6          147.6
         North central                                            164.1          147.4             .7             .5
         South central                                            105.1          103.7           21.2           22.3
         West                                                     114.0           79.3           13.7           14.6
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============

         At December 31, 2000, scheduled mortgage loan maturities were as follows: 2001 - $69.8 million; 2002 - $31.2 million; 2003 - $87.1 million; 2004 - $37.1 million; 2005 - $32.9 million; 2006 - $96.6 million, and $248.0 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $0.0 million of its mortgage loans during 1999 and 2000, respectively, based on terms which differed from those granted to new borrowers.

         The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 2000 is $6.0 million and $11.4 million, respectively. There are valuation allowances of $5.4 million and $9.0 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         INVESTMENT VALUATION ALLOWANCES

         Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                                           BALANCE AT                                   BALANCE AT
                                                           JANUARY 1,      ADDITIONS     DEDUCTIONS     DECEMBER 31,
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         2000
         Mortgage loans                                   $        14.3  $         1.8  $        (7.0) $         9.1
         Real estate                                                3.2            6.1                           9.3
                                                          -------------  -------------  -------------  -------------

         Total                                            $        17.5  $         7.9  $        (7.0) $        18.4
                                                          =============  =============  =============  =============


         1999
         Mortgage loans                                   $        30.6  $         9.7  $       (26.0) $        14.3
         Real estate                                                6.4             .2           (3.4)           3.2
                                                          -------------  -------------  -------------  -------------

         Total                                            $        37.0  $         9.9  $       (29.4) $        17.5
                                                          =============  =============  =============  =============


         1998
         Mortgage loans                                   $        35.8  $        50.6  $       (55.8) $        30.6
         Real estate                                               28.5            5.1          (27.2)           6.4
                                                          -------------  -------------  -------------  -------------

         Total                                            $        64.3  $        55.7  $       (83.0) $        37.0
                                                          =============  =============  =============  =============

         NON-INCOME PRODUCING MORTGAGE LOANS AND DEBT SECURITIES

         The net carrying values of non-income producing mortgage loans were $0.0 million and $6.0 million at December 31, 1999 and 2000, respectively. There were no non-income producing debt securities at December 31, 1999 and 2000.

         VENTURE CAPITAL PARTNERSHIPS

         Phoenix invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

         Phoenix records its equity in the earnings of these partnerships in net investment income.

         The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                             1998           1999           2000
                                                                         ------------   -------------  -------------
                                                                                        (IN MILLIONS)
         Operating losses                                                $        (2.7) $        (8.9) $        (7.7)
         Realized gains on cash and stock distributions                           23.3           84.7          223.3
         Net unrealized gains on investments held in the
           partnerships                                                           19.0           64.1           61.7
                                                                         -------------  -------------  -------------

         Total venture capital partnership net investment                $        39.6  $       139.9  $       277.3
           income                                                        =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         OTHER INVESTED ASSETS

         Other invested assets were as follows:

                                                                                  DECEMBER 31,
                                                                         ----------------------------
                                                                               1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)
         Transportation and equipment leases                             $        82.1  $        83.2
         Affordable housing partnerships                                          22.2           29.1
         Investment in other affiliates                                           12.4            7.5
         Seed money in separate accounts                                          33.3           41.2
         Mezzanine partnerships                                                   17.5           30.4
         Other partnership interests                                              24.5           44.3
                                                                         -------------  -------------

         Total other invested assets                                             192.0          235.7
         Less: other invested assets of discontinued operations                    4.0
                                                                         -------------  -------------
         Total other invested assets of continuing operations            $       188.0  $       235.7
                                                                         =============  =============


         NET INVESTMENT INCOME

         The components of net investment income for the year ended December 31, were as follows:


                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
         Debt securities                                        $       596.3      $       637.4       $      622.2
         Equity securities                                                6.5                7.9               13.3
         Mortgage loans                                                  83.1               66.3               54.6
         Policy loans                                                   146.5              149.0              157.4
         Real estate                                                     38.3                9.7                9.2
         Venture capital partnerships                                    39.6              139.9              277.3
         Other invested assets                                            4.8                 .7                1.2
         Short-term investments                                          23.8               22.6               27.5
                                                                -------------      -------------       -------------

         Sub-total                                                      938.9            1,033.5            1,162.7
         Less: investment expenses                                       14.0               13.0               14.3
                                                                -------------      -------------       -------------

         Net investment income                                          924.9            1,020.5            1,148.4
         Less: net investment income of discontinued
           operations                                                    65.3               67.4               21.0
                                                                -------------      -------------       -------------
         Total net investment income of continuing              $       859.6      $       953.1       $    1,127.4
           operations                                           =============      =============       =============

         Investment income of $4.5 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2000. Phoenix does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See Note 2 - "Summary of Significant Accounting Policies - Valuation of Investments" for further information on mortgage loan and debt security impairment.

         The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $34.9 million at December 31, 1999 and 2000, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         $4.9 million, $4.1 million and $3.9 million in 1998, 1999 and 2000, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.5 million and $3.1 million in 1998, 1999 and 2000, respectively.

         INVESTMENT GAINS AND LOSSES

         Net unrealized investment gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
          Debt securities                                       $        (7.0)     $      (428.5)      $       213.8

          Equity securities                                             (91.9)              63.2              (105.7)
          DAC                                                             6.7              260.3              (117.2)
          Deferred income tax benefits                                  (32.3)             (36.7)               (3.2)
                                                                -------------      -------------       -------------

          Net unrealized investment losses
            on securities available-for-sale                    $       (59.9)     $       (68.3)      $        (5.9)
                                                                =============      =============       =============

         Net realized investment gains and losses for the year ended December 31, were as follows:

                                                                            1998           1999            2000
                                                                        -------------  -------------   -------------
                                                                                       (IN MILLIONS)
          Debt securities                                              $        (4.3) $       (20.4)   $       (54.2)
          Equity securities                                                     11.9           16.6            146.8
          Mortgage loans                                                        (6.9)          18.5              3.0
          Real estate                                                           67.5            2.9             (4.3)
          Sale of property and casualty distribution subsidiary                                40.1              (.8)
          Other invested assets                                                 (4.6)          18.5             (1.1)
                                                                       -------------  -------------    -------------

          Net realized investment gains                                         63.6           76.2             89.4
          Less: net realized investment gains  from discontinued
            operations                                                           5.4             .4               .2
                                                                       -------------  -------------    -------------
          Net realized investment gains from continuing operations     $        58.2  $        75.8    $        89.2
                                                                       =============  =============    =============

         The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                                            1998            1999            2000
                                                                       -------------  -------------    -------------
                                                                                       (IN MILLIONS)

          Proceeds from disposals                                      $      912.7     $   1,106.9    $       898.5
          Gross realized gains on sales                                $       17.4     $      21.8    $         8.7
          Gross realized losses on sales                               $       33.6     $      39.1    $        53.2

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.       GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill and other intangible assets were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          PXP gross amounts:
            Goodwill                                                       $           384.6     $          425.7
            Investment management contracts                                            236.0                244.0
            Non-compete covenant                                                         5.0                  5.0
            Other                                                                       10.9                  4.5
                                                                           -----------------     ----------------
          Totals                                                                       636.5                679.2
                                                                           -----------------     ----------------

          Other gross amounts:
            Goodwill                                                                    32.6                 25.2
            Intangible asset related to pension plan benefits                           11.7                  8.3
            Other                                                                        1.2                  1.0
                                                                           -----------------     ----------------
          Totals                                                                        45.5                 34.5
                                                                           -----------------     ----------------

          Total gross goodwill and other intangible assets                             682.0                713.7

          Accumulated amortization - PXP                                               (79.9)              (112.4)
          Accumulated amortization - other                                              (8.8)                (5.4)
                                                                           -----------------     ----------------

          Total goodwill and other intangible assets, net                  $           593.3     $          595.9
                                                                           =================     ================

         In 2000, Phoenix wrote off $1.9 million of goodwill associated with its acquisition of PractiCare, Inc. in 1997. In 1999, Phoenix wrote off
         $2.6 million of goodwill associated with its acquisition of Phoenix
         National Life Insurance Company in 1998 and $2.0 million associated with an acquisition of Phoenix New England Trust in 1999.


6.       INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          EMCO common stock                                                $            13.4     $           14.8
          Aberdeen common stock                                                         61.6                 58.7
          Aberdeen 7% convertible subordinated notes                                    37.5                 37.5
          HRH common stock                                                              16.2                 16.9
          HRH 5.25% convertible subordinated notes                                      32.0                 32.0
                                                                           -----------------     ----------------
          Total investments in unconsolidated subsidiaries                 $           160.7     $          159.9
                                                                           =================     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of equity in earnings of and interest earned from investments in unconsolidated subsidiaries for the year ended December 31, were as follows:


                                                                      1998               1999              2000
                                                                ----------------   ---------------   ---------------
                                                                                    (IN MILLIONS)
         EMCO common stock                                      $           (1.4)   $          1.1   $           1.4
         Aberdeen common stock                                               1.2               2.9               7.0
         Aberdeen 7% convertible subordinated notes                          2.6               2.6               2.6
         HRH common stock                                                                       .7               1.2
         HRH 5.25% convertible subordinated notes                                              1.1               1.7
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest                            2.4               8.4              13.9
           earned from investments in unconsolidated
           subsidiaries before income taxes
         Income taxes                                                         .8               2.9               4.9
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest               $            1.6   $           5.5    $          9.0
           earned from investments in unconsolidated            ================   ===============   ===============
           subsidiaries

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       DERIVATIVE INSTRUMENTS

         Derivative instruments as of December 31, are summarized below:

                                                                        1999                         2000
                                                               --------------------     -----------------------
                                                                              (IN MILLIONS)
         ASSET HEDGES
         Foreign currency swaps:
           Notional amount                                     $              8.1     $            24.3
           Weighted average received rate                                  12.04%                12.11%
           Weighted average paid rate                                      10.00%                10.61%
           Fair value                                          $               .2     $             2.0

         Interest rate swaps:
           Notional amount                                     $             43.0     $            43.0
           Weighted average received rate                                   7.51%                 7.51%
           Weighted average paid rate                                       6.14%                 6.78%
           Fair value                                          $               .4     $             1.9

         LIABILITY HEDGES
         Swaptions:
           Notional amount                                     $          1,600.0     $
           Weighted average strike rate                                     5.02%
           Index rate (1)                                              10 Yr. CMS
           Fair value                                          $            (8.2)     $

         Interest rate floors:
           Notional amount                                     $          1,210.0     $           110.0
           Weighted average strike rate                                     4.57%                 4.79%
           Index rate (1)                                        2-10 Yr. CMT/CMS       2-5 Yr. CMT/CMS
           Fair value                                          $            (7.5)     $            (.1)

          Interest rate swaps:
            Notional amount                                    $            431.0     $           410.0
            Weighted average received rate                                  6.22%                 6.66%
            Weighted average paid rate                                      6.09%                 6.50%
            Fair value                                         $              1.1     $             6.1

          Interest rate caps:
            Notional amount                                    $             50.0     $            50.0
            Weighted average strike rate                                    7.95%                 7.95%
            Index rate (1)                                             10 Yr. CMT            10 Yr. CMT
            Fair value                                         $               .8     $

         (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

         The increase in net investment income related to interest rate swap contracts was $2.1 million, $1.0 million and $1.4 million for the years ended December 31, 1998, 1999 and 2000, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $0.2 million, $2.3 million and $2.3 million for the years ended December 31, 1998, 1999 and 2000, respectively, representing quarterly premium payments on these instruments which are

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

         Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

         Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

8.       NOTES PAYABLE

                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                        1999                          2000
                                                               -----------------------      ------------------------
                                                                                 (IN MILLIONS)
         Short-term debt                                       $                  21.6      $                    .3
         Bank borrowings, blended rate 6.9% due in varying
           amounts to 2004                                                       260.3                        230.0
         Notes payable                                                             1.1
         Subordinated debentures, 6% due 2015                                     41.4                         20.1
         Surplus notes, 6.95%, due 2006                                          175.0                        175.0
                                                               -----------------------      -----------------------

         Total notes payable                                   $                 499.4      $                 425.4
                                                               =======================      =======================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Phoenix has several lines of credits established with major commercial banks. The first facility has a $100.0 million line of credit maturing October 3, 2001. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk-based capital ratio, and that it not exceed a maximum leverage ratio. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The second facility has a $100.0 million line that matures November 1, 2001. Loans under this facility may be made available to Phoenix or PM Holdings with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Domestic dollar drawdowns may also be executed at various maturities that bear interest at the bank's certificate of deposit rate plus 0.285%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk based capital ratio and a minimum capital to asset ratio, as well as other ratios, including debt to capital, non-investment-grade assets to total assets, and real estate assets to net invested assets. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000 with the exception of the ratio of non-investment grade assets to total assets. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement. There were no penalties or liabilities as a result of the covenant violation.

         The third facility has a (pound)20.0 million line that matures on July 11, 2001. Loans under this facility bear interest at Sterling LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement, and in January 2001, terminated this agreement.

         The fourth facility is a $200.0 million syndicated line maturing in August 2002 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. PXP may select from the Certificate of Deposit (CD), Eurodollar, or the Base Lending rate, plus an applicable margin in the case of Eurodollar and CD rate loans. The credit agreement contains customary financial and operating covenants including, among other provisions, requirements that the company maintain certain financial ratios and satisfy certain financial tests, restrictions on the ability to incur indebtedness and limitations on the amount of PXP's capital expenditures. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. As of December 31, 2000, PXP had $190.0 million outstanding under this agreement.

         The fifth facility is a $175.0 million line maturing in March 2004 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. Domestic dollar loans bear interest at the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at rates equal to LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. As of December 31, 2000 PXP had $40.0 million outstanding under this agreement.

         In November 1996, Phoenix issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the Superintendent), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix. As of December 31, 2000, Phoenix had $175.0 million in surplus notes outstanding.

         As of December 31, 2000 Phoenix had outstanding $20.1 million principal amount of 6% convertible subordinated debentures due 2015, issued by PXP and held by outside third parties. PXP issued these debentures in April 1998 in exchange for all outstanding shares of its Series A convertible exchangeable preferred stock. Each $25.00 principal amount of these debentures is convertible into 3.11 shares of PXP common stock at any time upon the holder's election and the debentures may be redeemed by PXP, in whole or in part at any time upon 15 days' notice beginning November 1, 2000.

         Additionally, Phoenix has access to several other, smaller credit lines. The total unused credit was $377.5 million at December 31, 2000. Phoenix was in compliance with all financial and operating covenants related to the debt agreements as of December 31, 2000, with the exception of the ratio of non-investment grade assets to total assets covenant in the Phoenix facility that matures on November 1, 2001.

         Maturities of other indebtedness are as follows: 2001 - $0.3 million; 2002 - $190.0 million; 2003 - $0.0 million; 2004 - $40.0 million; 2005
         - $0.0 million; 2006 and thereafter - $195.1 million.

         Interest expense was $29.8 million, $34.0 million and $32.7 million for the years ended December 31, 1998, 1999 and 2000, respectively.

9.       INCOME TAXES

         A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1998                   1999                  2000
                                                 -------------------   -------------------   -------------------
                                                                          (IN MILLIONS)
         Income taxes
           Current                               $              49.6   $             114.0   $             122.4
           Deferred                                              6.4                 (15.0)                (67.0)
                                                 -------------------   -------------------   -------------------

         Total                                   $              56.0   $              99.0   $              55.4
                                                 ===================   ===================   ===================

         The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                        1998                   1999                   2000
                                                 --------------------   --------------------   --------------------
                                                  (IN MILLIONS)    %     (IN MILLIONS)    %     (IN MILLIONS)    %
                                                 --------------  ----   --------------  ----   --------------  ----
         Income tax expense at statutory         $         54.9   35%             93.1   35%            54.4    35%
           rate

         Dividend received deduction and
           tax-exempt interest                             (3.3) (2)%             (3.0) (1)%            (6.7)  (4)%
         Other, net                                         4.4    3%             (2.7) (1)%            (2.6)  (2)%
                                                 --------------  ----   --------------  ----   --------------  ----
                                                           56.0   36%             87.4   33%             45.1   29%

         Differential earnings
           (equity tax)                                                           11.6    4%             10.3    7%
                                                 --------------  ----   --------------  ----   --------------  ----


         Income taxes                            $         56.0   36%   $         99.0   37%   $         55.4   36%
                                                 --------------  ----   --------------  ----   --------------  ----

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The net deferred income tax liability represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                        -----------------------------------------
                                                                              1999                    2000
                                                                        ------------------      -----------------
                                                                                     (IN MILLIONS)
         DAC                                                            $            287.0     $            217.9
         Unearned premium/deferred revenue                                          (139.4)                (139.0)
         Impairment reserves                                                         (15.6)                 (16.8)
         Pension and other postretirement benefits                                   (68.9)                 (65.1)
         Investments                                                                 177.2                  177.0
         Future policyholder benefits                                               (181.2)                (186.4)
         Other                                                                         3.1                    8.3
                                                                        ------------------      -----------------
                                                                                      62.2                   (4.1)
         Net unrealized investment gains                                              23.6                   11.9
         Minimum pension liability                                                    (4.1)                  (3.3)
         Equity in earnings of unconsolidated subsidiaries                             1.6                    4.9
                                                                        ------------------      -----------------

         Deferred income tax liability, net                             $             83.3      $             9.4
                                                                        ==================      =================

         Gross deferred income tax assets totaled $409.2 million and $410.6 million at December 31, 1999 and 2000, respectively. Gross deferred income tax liabilities totaled $492.5 million and $420.0 million at December 31, 1999 and 2000, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 2000 will be realized.

10.      PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

         PENSION PLANS

         Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Components of net periodic pension cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           (income) Service cost                                 $         11.7   $        12.7   $          9.7
           Interest cost                                                   23.8            25.7             28.6
           Curtailments                                                                    21.6               .5
           Expected return on plan assets                                 (25.9)          (29.4)           (34.5)
           Amortization of net transition asset                            (2.5)           (2.5)            (2.5)
           Amortization of prior service cost                               1.8             1.8              1.3
           Amortization of net gain                                        (1.3)           (2.9)            (7.6)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost (income)                    $          7.6   $        27.0   $         (4.5)
                                                                 ==============   =============   ==============

         In 1999 and 2000, Phoenix offered special retirement programs under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 374 eligible employees, 177 accepted the special retirement programs. As a result of the special retirement programs, Phoenix recorded additional pension expense of $21.6 million and $3.3 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a pension credit (income) of $2.8 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

         The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
         Change in projected benefit obligation
           Projected benefit obligation at beginning of year            $            367.3      $           397.9
           Service cost                                                               12.7                    9.7
           Interest cost                                                              25.7                   28.6
           Plan amendments                                                            23.9                    3.5
           Curtailments                                                               (6.4)                  (8.1)
           Actuarial loss                                                             (5.3)                    .4
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Projected benefit obligation at end of year                  $            397.9      $           407.9
                                                                        ==================      =================

         Change in plan assets
           Fair value of plan assets at beginning of year               $            377.2      $           442.8
           Actual return on plan assets                                               81.7                   21.6
           Employer contributions                                                      3.9                    4.5
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Fair value of plan assets at end of year                     $            442.8      $           444.8
                                                                        ==================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
           Funded status of the plan                                    $             44.9      $            36.9
           Unrecognized net transition asset                                         (12.3)                  (9.9)
           Unrecognized prior service cost                                            11.8                    8.3
           Unrecognized net gain                                                    (135.5)                (117.4)
                                                                        ------------------      -----------------
           Net amount recognized                                        $            (91.1)     $           (82.1)
                                                                        ==================      =================

         Amounts recognized in the Consolidated Balance
           Sheet consist of:
           Accrued benefit liability                                    $           (114.7)     $           (99.8)
           Intangible asset                                                           11.7                    8.3
           Accumulated other comprehensive income                                     11.9                    9.4
                                                                        ------------------      -----------------
           Amounts recognized in the Consolidated Balance               $            (91.1)     $           (82.1)
              Sheet                                                     ==================      =================

         At December 31, 1999 and 2000, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $73.6 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 2000 related to this plan were $60.1 million and $61.7 million, respectively, and are included in other liabilities on the Consolidated Balance Sheet.

         Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.1 million, net of income taxes, at December 31, 1999 and 2000, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $8.3 million as of December 31, 1999 and 2000 related to the non-qualified plan.

         The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% for 1999 and 2000. The discount rate assumption for 2000 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% for 1999 and 2000. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 2000.

         The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

         Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1999 and 2000 were $4.1 million, $4.0 million and $3.8 million, respectively.

         OTHER POSTRETIREMENT BENEFIT PLANS

         In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

         Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

         The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           Service cost                                          $          3.4   $         3.4   $          2.2
           Interest cost                                                    4.6             4.6              4.3
           Curtailments                                                                     5.4             (1.7)
           Amortization of net gain                                        (1.2)           (1.5)            (2.2)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost                             $          6.8   $        11.9   $          2.6
                                                                 ==============   =============   ==============

         As a result of the special retirement programs, Phoenix recorded an additional postretirement benefit expense (pre-tax) of $5.5 million and $1.1 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a postretirement credit (income) of $2.9 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:


                                                                                            DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      1999              2000
                                                                                 ---------------   ---------------
                                                                                          (IN MILLIONS)
         Change in projected postretirement benefit obligation
           Projected benefit obligation at beginning of year                     $          71.1   $          71.4
           Service cost                                                                      3.4               2.2
           Interest cost                                                                     4.6               4.3
           Plan amendments                                                                   5.8               1.3
           Curtailments                                                                      (.3)             (3.1)
           Actuarial gain                                                                   (8.7)             (9.6)
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Projected benefit obligation at end of year                                      71.4              62.6
                                                                                 ---------------   ---------------

         Change in plan assets
           Employer contributions                                                            4.5               3.9
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Fair value of plan assets at end of year
                                                                                 ---------------   ---------------

         Funded status of the plan                                                         (71.4)            (62.6)
         Unrecognized net gain                                                             (33.6)            (41.0)
                                                                                 ---------------   ---------------
           Accrued benefit liability                                             $        (105.0)  $        (103.6)
                                                                                 ===============   ===============

         The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1999 and 2000.

         For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 6.5% in 1999 and 2000, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

         The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.8 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.5 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

         OTHER POSTEMPLOYMENT BENEFITS

         Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were ($0.5) million for 1998, $0.5 million for 1999, and ($0.7) million for 2000.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      COMPREHENSIVE INCOME

         The components of, and related income tax effects for, other comprehensive income for the year ended December 31, were as follows:


                                                                     1998              1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Unrealized (losses) gains on securities available-
           for-sale:
         Before-tax amount                                      $         (72.3)  $        (102.8)  $          81.5
         Income tax (benefit) expense                                     (25.4)            (36.0)             28.5
                                                                ---------------   ---------------   ---------------
         Totals                                                           (46.9)            (66.8)             53.0
                                                                ---------------   ---------------   ---------------

         Reclassification adjustment for net gains realized
           in net income:
         Before-tax amount                                                (20.0)             (2.2)            (90.6)
         Income tax benefit                                                (7.0)              (.7)            (31.7)
                                                                ---------------   ---------------   ---------------
         Totals                                                           (13.0)             (1.5)            (58.9)
                                                                ---------------   ---------------   ---------------

         Net unrealized losses on securities available-
           for-sale:
         Before-tax amount                                                (92.3)           (105.0)             (9.1)
         Income tax benefit                                               (32.4)            (36.7)             (3.2)
                                                                ---------------   ---------------   ---------------
         Totals                                                 $         (59.9)  $         (68.3)  $          (5.9)
                                                                ===============   ===============   ===============

         Minimum pension liability adjustment:
         Before-tax amount                                      $          (2.3)  $          (2.3)  $           2.4
         Income tax (benefit) expense                                       (.8)              (.8)               .8
                                                                ---------------   ---------------   ---------------
         Totals                                                 $          (1.5)  $          (1.5)  $           1.6
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following table summarizes accumulated other comprehensive income for the year ended December 31:

                                                                      1998              1999             2000
                                                                ---------------   ---------------   --------------
                                                                                   (IN MILLIONS)
         Net unrealized gains (losses) on securities
         available-for-sale:
         Balance, beginning of year                             $         160.4   $         100.5   $         32.2
         Change during period                                             (59.9)            (68.3)            (5.9)
                                                                ---------------   ---------------   --------------
         Balance, end of year                                             100.5              32.2             26.3
                                                                ---------------   ---------------   --------------

         Minimum pension liability adjustment:
         Balance, beginning of year                                        (4.7)             (6.2)            (7.7)
         Change during period                                              (1.5)             (1.5)             1.6
                                                                ---------------   ---------------   --------------
         Balance, end of year                                              (6.2)             (7.7)            (6.1)
                                                                ---------------   ---------------   --------------

         Accumulated other comprehensive income:
         Balance, beginning of year                                       155.7              94.3             24.5
         Change during period                                             (61.4)            (69.8)            (4.3)
                                                                ---------------   ---------------   --------------
         Balance, end of year                                   $          94.3   $          24.5   $         20.2
                                                                ===============   ===============   ==============

12.      SEGMENT INFORMATION

         Phoenix offers a wide range of financial products and services. These businesses are managed within four reportable segments: (i) Life and Annuity, (ii) Investment Management, (iii) Venture Capital, and (iv) Corporate and Other. These reportable segments are managed in this fashion because they either provide different products or services, are subject to different regulation, require different strategies or have different distribution systems.

         The Life and Annuity segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

         The Investment Management segment includes retail and institutional investment management and distribution including mutual funds, managed accounts, open-end funds and closed-end funds.

         The Venture Capital segment includes Phoenix's equity share in the operating income and the realized and unrealized investment gains of Phoenix's venture capital partnership investments.

         Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131 "Disclosure about Segments of an Enterprise and Related Information." They include international operations and the run-off of Phoenix's group pension and guaranteed investment contract businesses.

         The majority of Phoenix's revenue is derived in the United States of America. Revenue derived from outside the United States of America is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

         The accounting policies of the segments are the same as those described in Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates segment performance on the basis of segment after-tax operating income. Realized investment gains and some non-recurring items are excluded because management does not consider them when evaluating the financial performance of the segments. The size and timing of realized investment gains are often subject to management's discretion. The non-recurring items are removed from segment after-tax operating income if, in management's opinion, they are not indicative of overall operating trends. While some of these items

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         may be significant components of Phoenix's GAAP net income, Phoenix believes that segment after-tax operating income is an appropriate measure that represents the net income attributable to the ongoing operations of the business. The criteria used by management to identify non-recurring items and to determine whether to exclude a non-recurring item from segment after-tax operating income include whether the item is infrequent and:

             o    is material to the segment's after-tax operating income,

             o    results from a business restructuring,

             o    results from a change in the regulatory environment or

             o    relates to other unusual circumstances (e.g., litigation).

         Non-recurring items excluded by management from segment after-tax operating income may vary from period to period. Because such items are excluded based on management's discretion, inconsistencies in the application of management's selection criteria may exist. Segment after-tax operating income is not a substitute for net income determined in accordance with GAAP, and may be different from similarly titled measures of other companies.

         Capital is allocated to Investment Management on a historical cost basis and to insurance products based on 200% of company action level risk-based capital. Net investment income is allocated based on the assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations using time studies and other allocation methodologies. See Note 10 - "Pension and Other Postretirement and Postemployment Benefit Plans."

         The following tables provide certain information with respect to Phoenix's operating segments as of and for the years ended December 31, 1998, 1999 and 2000, as well as the realized investment gains and non-recurring items not included in segment after-tax operating income.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                                ---------------------------------------------------
                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Total assets:
         Life and Annuity                                       $      16,938.8   $      18,037.8   $      17,862.4
         Investment Management                                            629.4             784.9             800.2
         Venture Capital                                                  191.2             338.1             467.3
         Corporate and Other                                              739.9             938.6           1,157.7
         Discontinued operations                                          298.7             187.6              25.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      18,798.0   $      20,287.0   $      20,313.2
                                                                ===============   ===============   ===============

         Deferred Policy Acquisition Costs:
         Life and Annuity                                       $       1,058.2   $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         Policy liabilities and accruals:
         Life and Annuity                                       $      10,441.9   $      10,771.4   $      11,220.0
         Corporate and Other                                              136.7             128.4             152.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      10,578.6   $      10,899.8   $      11,372.6
                                                                ===============   ===============   ===============

         Policyholder deposit funds:
         Life and Annuity                                       $         510.7   $         521.9   $         665.6
         Corporate and Other                                               21.0              16.3              12.8
                                                                ---------------   ---------------   ---------------
           Total                                                $         531.7   $         538.2   $         678.4
                                                                ===============   ===============   ===============

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Premiums:
         Life and Annuity                                       $       1,175.8   $       1,175.7   $       1,147.4
                                                                ---------------   ---------------   ---------------
           Total                                                        1,175.8           1,175.7           1,147.4
                                                                ---------------   ---------------   ---------------

         Insurance and investment product fees:
         Life and Annuity                                                 248.3             277.7             302.7
         Investment Management                                            225.3             284.3             324.4
         Corporate and Other                                               83.5              42.2              28.1
         Non-recurring items                                                                 (5.9)              4.6
         Less: inter-segment revenues                                     (19.6)            (23.7)            (28.8)
                                                                ---------------   ---------------   ---------------
           Total                                                $         537.5   $         574.6   $         631.0
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Net investment income:
         Life and Annuity                                       $         768.8   $         768.3   $         791.4
         Investment Management                                                                3.1               2.6
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                               41.8              31.3              45.3
         Add: inter-segment investment expenses                             9.4              10.5              10.8
                                                                ---------------   ---------------   ---------------
           Total                                                          859.6             953.1           1,127.4
                                                                ---------------   ---------------   ---------------

         Policy benefits and increase in policy liabilities
           and policyholder dividends:
         Life and Annuity                                               1,743.6           1,723.6           1,775.8
         Corporate and Other                                               17.8              10.0              12.0
                                                                ---------------   ---------------   ---------------
           Total                                                        1,761.4           1,733.6           1,787.8
                                                                ---------------   ---------------   ---------------

         Amortization of Deferred Policy Acquisition
           Costs:
         Life and Annuity                                                 138.0             147.9             137.8
         Non-recurring items                                                                                  218.2
                                                                ---------------   ---------------   ---------------
           Total                                                          138.0             147.9             356.0
                                                                ---------------   ---------------   ---------------

         Amortization of goodwill and other intangible assets:
         Life and Annuity                                                    .8               6.7                .9
         Investment Management                                             22.0              30.3              31.8
         Corporate and Other                                                6.0               3.1               4.2
                                                                ---------------   ---------------   ---------------
           Total                                                           28.8              40.1              36.9
                                                                ---------------   ---------------   ---------------

         Interest expense:
         Life and Annuity                                                                                        .9
         Investment Management                                             11.5              16.8              17.9
         Corporate and Other                                               18.3              17.2              14.7
         Less: inter-segment expenses                                                                           (.8)
                                                                ---------------   ---------------   ---------------
           Total                                                           29.8              34.0              32.7
                                                                ---------------   ---------------   ---------------

         Other operating expenses:
          Life and Annuity                                                253.3             271.3             295.9
          Investment Management                                           149.1             187.0             222.9
         Corporate and Other                                              122.8              84.7              98.2
         Non-recurring items                                                1.3              28.1              26.5
         Less: inter-segment expenses                                     (10.2)            (13.2)            (17.2)
                                                                ---------------   ---------------   ---------------
           Total                                                          516.3             557.9             626.3
                                                                ---------------   ---------------   ---------------

         Operating income before income taxes, minority
           interest and equity in earnings of and interest
           earned from investments in unconsolidated
           subsidiaries:
         Life and Annuity                                                  57.2              72.2              30.2
         Investment Management                                             42.7              53.3              54.4
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                              (39.6)            (41.5)            (55.7)
         Non-recurring items                                               (1.3)            (34.0)           (240.1)
                                                                ---------------   ---------------   ---------------
           Total                                                $          98.6   $         189.9   $          66.1
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     1998             1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

         Income taxes:
         Life and Annuity                                       $          20.1    $         25.5   $          10.6
         Investment Management                                             19.3              23.0              25.7
         Venture Capital                                                   13.9              49.0              97.1
         Corporate and Other                                              (17.4)            (24.4)            (35.4)
         Non-recurring items                                                (.3)              (.7)            (73.7)
                                                                ---------------   ---------------   ---------------
           Total                                                           35.6              72.4              24.3
                                                                ---------------   ---------------   ---------------

         Minority interest in net income of consolidated
           subsidiaries:
         Investment Management                                              6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------
           Total                                                            6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------

         Equity in earnings of and interest earned from
           investments in unconsolidated subsidiaries:
         Investment Management                                              2.4               3.7               6.2
         Corporate and Other                                                (.8)              1.8               2.8
                                                                ---------------   ---------------   ---------------
           Total                                                            1.6               5.5               9.0
                                                                ---------------   ---------------   ---------------

         Segment operating income after taxes:
         Life and Annuity                                                  37.1              46.7              19.6
         Investment Management                                             19.8              23.9              23.9
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                              (23.0)            (15.3)            (17.5)
                                                                ---------------   ---------------   ---------------
           Sub-total                                                       59.6             146.2             206.2
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                           58.6             112.9              39.8
                                                                ---------------   ---------------   ---------------

         Net realized investment gains (losses) after
           income taxes:
         Life and Annuity                                                 (11.6)             10.3             (15.8)
         Investment Management                                              6.9                                 5.2
         Corporate and Other                                               38.0              38.9              65.6
                                                                ---------------   ---------------   ---------------
           Total                                                           33.3              49.2              55.0
                                                                ---------------   ---------------   ---------------

         Income (loss) from continuing operations:
         Life and Annuity                                                  25.5              57.0               3.8
         Investment Management                                             26.7              23.9              29.1
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                               15.0              23.6              48.1
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                $          91.9   $         162.1   $          94.8
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of non-recurring items for the year ended December 31, were as follows:


                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Supplemental Information
         Non-recurring items:
         Life and Annuity
             DAC write-off                                      $                 $                 $        (141.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                                       (141.8)
                                                                ---------------   ---------------   ---------------
         Investment Management
             Portfolio (loss) gain                                                           (3.8)              3.1
             Loss on sublease transaction                                                                       (.7)
             Restructuring charges                                         (1.0)              (.7)
             Expense of purchase of PXP minority
               interest                                                                                         (.7)
             Litigation settlement                                                                             (1.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                     (1.0)             (4.5)              (.1)
                                                                ---------------   ---------------   ---------------
         Corporate and Other
             Early retirement pension adjustment                                            (17.6)
             Demutualization expense                                                                          (14.1)
             Surplus tax                                                                    (11.2)            (10.4)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                      (28.8)            (24.5)
                                                                ---------------   ---------------   ---------------
         Total                                                  $          (1.0)  $         (33.3)  $        (166.4)
                                                                ===============   ===============   ===============

         Non-recurring items include:

         o an increase to deferred policy acquisition costs amortization resulting from a change in estimated future investment earnings due to a reallocation in December 2000 of assets supporting participating life policies;

         o a charge incurred in 1999, and subsequent insurance recovery in the second quarter of 2000, related to the reimbursement of the two mutual fund investment portfolios which had inadvertently sustained losses;

         o  expenses related to sublease transactions on certain office space;

         o various restructuring charges, which included expenses resulting from a senior executive exercising certain rights under an employment agreement, charges related to the out-sourcing of fund accounting operations, and severance costs related to staff reductions resulting primarily from the closing of PXP's equity management department in Hartford and PXP's reductions in the institutional line of business;

         o  expenses related to the purchase of the PXP minority interest;

         o a charge related to a litigation settlement with former clients of PXP and its former financial consulting subsidiary;

         o a charge incurred in 1999 in connection with an early retirement program;

         o  expenses related to the demutualization; and

         o surplus tax because, as a mutual life insurance company, Phoenix was subject, in the periods indicated, to a surplus tax limiting the ability of mutual insurance companies to deduct the full amount of policyholder dividends from taxable income. Phoenix will not be subject to such surplus tax in 2001 and future years, as a result of demutualization.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Included in policy benefits and dividend amounts for the Life and Annuity segment is interest credited on policyholder account balance of $111.7 million, $105.6 million and $109.5 million for the years, ended December 31, 1998, 1999 and 2000, respectively.

13.      DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments which in prior years had been reflected as reportable business segments: the reinsurance operations, the real estate management operations and the group life and health operations. The discontinuation of these business segments resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

         REINSURANCE OPERATIONS

         During 1999, Phoenix completed a comprehensive strategic review of its reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Accordingly, Phoenix estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix recognized a $173.0 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

         On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix recorded a pre-tax charge of $6 million to reflect a true-up adjustment to estimated individual life reinsurance reserves, in accordance with the sales agreement.

         During 1999, Phoenix placed the retained group accident and health reinsurance business into run-off. Phoenix adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix remained liable for claims under those contracts.

         Based on the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix purchased aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix incurred an initial expense of $130 million on the acquisition of this reinsurance.

         During 2000 Phoenix updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

         The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

         A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix was a member of the Unicover pool. Phoenix terminated its participation in the Unicover pool effective March 1, 1999.

         Phoenix is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix is involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

         Further, Phoenix was, along with Sun Life Assurance of Canada (Sun
         Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

         In its capacity as a retrocessionaire of the Unicover business, Phoenix had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix is involved in separate arbitration proceedings with three of its own retrocessionaires, which are seeking, on various grounds, to avoid paying any amounts to Phoenix. All of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

         During 2000, Phoenix reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix settled with Reliance
         Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

         A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix believes that similar discussions will follow for the remaining years. Although Phoenix is vigorously defending its contractual rights, Phoenix is actively involved in the attempt to reach negotiated business solutions.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

         The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

         On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. (FAS), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

         In addition to the $9.0 million sale price, Phoenix will receive additional proceeds contingent on certain revenue targets. Phoenix recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six equal annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

         REAL ESTATE MANAGEMENT OPERATIONS

         On May 25, 2000, Phoenix sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

         On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

         GROUP LIFE AND HEALTH OPERATIONS

         On April 1, 2000, Phoenix sold its group life and health business to GE Financial Assurance Holdings, Inc. (GEFA) except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheet. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

         The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities was $2.0 million which resulted in a pre-tax loss of $0.4 million.

         The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $25.5 million as of December 31, 1999 and 2000, respectively. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 to exclude the operating results of discontinued operations from those of continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Income from discontinued operations

         Revenues:
           Reinsurance Operations                               $         298.7   $                 $
           Group Life and Health Operations                               503.8             453.8             117.6
           Real Estate Management Operations                               12.7               1.2                .4
                                                                ---------------   ---------------   ---------------
         Total revenues                                         $         815.2   $         455.0   $         118.0
                                                                ===============   ===============   ===============

         Income from discontinued operations:
           Reinsurance Operations                               $          17.2   $                 $
           Group Life and Health Operations                                53.5              56.8              14.8
           Real Estate Management Operations                                (.4)             (1.6)              (.3)
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations before income
           taxes                                                           70.3              55.2              14.5
         Income taxes                                                      25.1              19.1               5.1
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations, net of            $         45.2    $          36.1   $           9.4
           income taxes                                         ===============   ===============   ===============

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                       1999              2000
                                                                                  ---------------   ---------------
                                                                                           (IN MILLIONS)
         Loss on disposal of discontinued operations:
         (Loss) gain on disposal:
           Reinsurance Operations                                                 $        (173.1)  $        (103.0)
           Real Estate Management Operations                                                  5.9               (.6)
           Group Life and Health Operations                                                                    71.7
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations before income taxes                   (167.2)            (31.9)
         Income taxes                                                                       (58.2)            (11.0)
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations, net of income taxes         $        (109.0)  $         (20.9)
                                                                                  ===============   ===============

14.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $83.9 million at December 31, 1999 and 2000, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $204.0 million at December 31, 1999 and 2000, respectively.

         Rental expenses for operating leases, principally with respect to buildings, amounted to $16.9 million, $16.3 million and $14.1 million in 1998, 1999, and 2000, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $39.6 million as of December 31, 2000, payable as follows: 2001 - $12.6 million;

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         2002 - $11.0 million; 2003 - $8.5 million; 2004 - $4.3 million; 2005 -
         $1.6 million; and $1.6 million thereafter.

15.      DIRECT BUSINESS WRITTEN AND REINSURANCE

         As is customary practice in the insurance industry, Phoenix cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Additional information on direct business written and reinsurance assumed and ceded for the year ended December 31, was as follows:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Direct premiums                                        $       1,719.4   $       1,677.5   $       1,399.2
         Reinsurance assumed                                              505.3             416.2             202.4
         Reinsurance ceded                                               (371.9)           (323.0)           (280.9)
                                                                ---------------   ---------------   ---------------
         Net premiums                                                   1,852.8           1,770.7           1,320.7
         Less net premiums of discontinued operations                    (677.0)           (595.0)           (173.3)
                                                                ---------------   ---------------   ---------------
         Net premiums of continuing operations                  $       1,175.8   $       1,175.7   $       1,147.4
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net premiums                       27%               24%               15%
                                                                ===============   ===============   ===============

         Direct policy and contract claims incurred             $         728.1   $         622.3   $         545.0
         Reinsurance assumed                                              433.2             563.8             257.8
         Reinsurance ceded                                               (407.8)           (285.4)           (216.2)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred                          753.5             900.7             586.6
         Less net incurred claims of discontinued
           operations                                                    (465.1)           (661.7)           (234.6)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred of
           continuing operations                                $         288.4   $         239.0   $         352.0
                                                                ===============   ===============   ===============

         Direct life insurance in force                         $     121,442.0   $     131,052.1   $     107,600.7
         Reinsurance assumed                                          110,632.1         139,649.9           1,736.4
         Reinsurance ceded                                           (135,818.0)       (207,192.0)        (72,042.4)
                                                                ---------------   ---------------   ---------------
         Net insurance in force                                        96,256.1          63,510.0          37,294.7
         Less insurance in force of discontinued operations           (24,330.2)         (1,619.5)
                                                                ---------------   ---------------   ---------------
         Net insurance in force of continuing operations        $      71,925.9   $      61,890.5   $      37,294.7
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net insurance in                  115%              220%                5%
           force                                                ===============   ===============   ===============

         Irrevocable letters of credit aggregating $25.2 million at December 31, 2000 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves.

16.      PARTICIPATING LIFE INSURANCE

         Participating life insurance in force was 66.9% and 60.0% of the face value of total individual life insurance in force at December 31, 1999 and 2000, respectively. The premiums on participating life insurance policies were 79.4%, 76.8% and 73.1% of total individual life insurance premiums in 1998, 1999, and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

17.      DEFERRED POLICY ACQUISITION COSTS

         The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $       1,021.9   $       1,058.2   $       1,318.8
         Acquisition cost deferred                                        167.7             148.2             172.8
         Amortized to expense during the year                            (138.1)           (147.9)           (356.0)
         Adjustment to net unrealized investment gains
           (losses) included in other comprehensive income                  6.7             260.3            (116.6)
                                                                ---------------   ---------------   ---------------

         Balance at end of year                                 $      1,058.2    $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2001, 2002, 2003, 2004 and 2005 is $13.2 million, $10.9 million, $8.6 million, $6.7 million and $5.4 million, respectively. The following is an analysis of PVFP for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $         141.2   $         136.8   $         112.7
         Amortization                                                      (4.4)            (24.1)            (15.8)
                                                                ---------------   ---------------   ---------------
         Balance at end of year                                 $         136.8   $         112.7   $          96.9
                                                                ===============   ===============   ===============

         Interest accrued on the unamortized PVFP balance for the years ended December 31, 1998, 1999 and 2000 was $9.2 million, $8.9 million and $7.3 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

         In the fourth quarter of 2000, Phoenix's board of directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

18.      MINORITY INTEREST

         Phoenix's interests in PXP, PFG Holdings and Main Street Management, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 55%, 66% and 80%, respectively, of the outstanding shares of common stock at December 31, 2000. Earnings and equity attributable to minority shareholders are included in minority interest in the Consolidated Financial Statements.

         During 2000, PXP recorded $32.9 million in additional paid-in capital in connection with the exercise of employee stock options and the conversion to common shares by convertible debenture holders.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The increase in minority interest associated with these transactions was $27.0 million. In addition, Phoenix reported a $5.9 million increase in equity as a majority interest in stock issuance transactions in the Consolidated Statement of Income, Comprehensive Income and Equity, representing its share of the difference between exercise price and net book value.

19.      STOCK PURCHASE AND AWARD PLANS

         EMPLOYEE STOCK PURCHASE PLAN

         On November 1, 1999, PXP implemented an Employee Stock Purchase Plan
         (ESPP) previously approved by PXP's board of directors. The ESPP allowed eligible employees to purchase PXP's common stock at the lower of 85% of the market price of the stock at the beginning or end of each offering period, and provided for PXP to withhold up to 15% of a participant's earnings for such purchase. PXP's only expense relating to this plan was for its administration. The maximum number of shares of PXP's common stock that were available under the ESPP was 615,000. The first six month offering period ended April 28, 2000 and the second offering period ended October 31, 2000, at which time 74,284 and 54,190 shares of common stock were under the ESPP, respectively. In consideration of the merger of PXP and PM Holdings, this plan was discontinued effective November 1, 2000.

         RESTRICTED STOCK

         Until December 31, 2000, restricted shares of PXP's common stock were issued to certain officers under the provisions of an approved restricted stock plan. Restricted stock was issued at the market value of a share of PXP's common stock on the date of the grant. If a participant's employment terminated due to retirement, death or disability, the restrictions expired and the shares became fully vested. If a participant terminated employment for any other reason, the non-vested shares of restricted stock were forfeited. The restricted stock vested in even annual installments over a three-year period from the date of the grant. Dividends declared were paid in cash as the restrictions lapsed. Restricted shares were first granted during 1998. At December 31, 1999 and 2000, 291,237 and 605,040 shares of restricted stock have been included in common stock shares outstanding, respectively. The market value of the restricted stock at the time of the grant was recorded as unearned compensation in a separate component of stockholders' equity and was amortized to expense over the restricted period. During 1999 and 2000, $1.7 million and $2.4 million was charged to compensation expense relating to the plan.

         In accordance with the merger agreement, all restricted stock shares outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         RESTRICTED STOCK GRANTS


                                                            COMMON SHARES                  AVERAGE MARKET VALUE
                                                     -----------------------------      ---------------------------
         BALANCE, DECEMBER 31, 1998                              243,130                        $      8.40
         Awarded                                                 195,067                               7.74
         Earned                                                 (105,623)                              8.18
         Forfeited                                               (41,337)                              8.08
                                                            ------------

         BALANCE, DECEMBER 31, 1999                              291,237                        $      8.08
         Awarded                                                 467,382                               6.31
         Earned                                                 (127,612)                              8.10
         Forfeited                                               (25,967)                              8.02
                                                            ------------

         BALANCE, DECEMBER 31, 2000                              605,040                        $      6.71
                                                            ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         STOCK OPTION PLANS

         PXP has reserved a total of 14.7 million shares of company common stock to be granted under three stock option plans: the 1989 Employee Stock Option Plan (Employee Option Plan), the 1989 Employee Performance Stock Option Plan (Performance Plan) and the 1992 Long-Term Stock Incentive Plan (1992 Plan).

         The Compensation Committee of PXP's Board of Directors administered the 1992 Plan, designated which employees and outside directors participated in it and determined the terms of the options to be granted. Under the 1992 Plan, participants were granted non-qualified options to purchase shares of common stock of PXP at an option price equal to not less than 85% of the fair market value of the common stock at the time the option is granted. The options held by a participant terminate no later than 10 years from the date of grant. Options granted under the 1992 Plan vest, on average, in even annual installments over a three-year period from the date of grant.

         In accordance with the merger agreement, all stock options outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         OUTSTANDING OPTIONS

                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------
         BALANCE, DECEMBER 31, 1997                    6,106,659  $           7.40            93,253  $           28.49
         Granted                                       1,851,808              8.25
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49           (93,253)             28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    7,399,964  $           7.66                    $
         Granted                                       1,344,727              7.75
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (353,554)             8.20
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    7,927,875  $           7.75                    $
         Granted                                         665,193              7.54
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (691,633)             7.89
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    7,007,577  $         7.75                      $
                                               =================  ================  ================  =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         EXERCISABLE OPTIONS


                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------


         BALANCE, DECEMBER 31, 1997                    2,037,842  $           7.04            93,253  $           28.49
         Became exercisable                            2,050,494              7.39
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49          (93,253)  $           28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    3,529,833  $           7.27                    $
         Became exercisable                            1,962,396              7.78
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (159,674)             8.14
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    4,869,293  $           7.57                    $
         Became exercisable                            2,008,728              7.93
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (483,678)             7.97
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    5,500,485  $           7.70                    $
                                               =================  ================  ================  =================

         As of December 31, 1999, 6.5 million shares of PXP common stock were available for future grants.

         In accordance with the merger agreement, all restricted PXP stock shares and stock options outstanding at December 31, 2000 became fully vested on January 11, 2001. PXP recognized compensation expense in January 2001 of $1.5 million as a result of the change in the restricted stock vesting provisions. In addition, PXP recognized compensation expense of $57.0 million related to the payment of all outstanding options, both vested and non-vested.

         PRO FORMA INFORMATION

         PXP has adopted the disclosures-only provisions of SFAS No. 123, "Accounting for Stock-Based Compensation." Accordingly, no compensation cost has been recognized for the stock option plans, and compensation for restricted stock grants has been recorded in accordance with APB Opinion No. 25, "Accounting for Stock Issued to Employees." Had compensation cost for the PXP stock option and restricted stock plans been determined based on the fair value at the grant date for awards in 1998, 1999 and 2000 consistent with the provisions of SFAS No. 123, Phoenix's income from continuing operations would have been reduced to the pro forma amounts indicated below.

                                                                           YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                   1998              1999              2000
                                                              ----------------  ----------------  ----------------
                                                                                 (IN MILLIONS)

         Income from continuing operations, as reported       $         91.9    $        162.1    $         94.8
         Income from continuing operations, pro forma         $         90.9    $        160.9    $         94.0

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The weighted average fair values, at date of grant, for options granted during 1998, 1999 and 2000 were $2.10, $2.43, and $2.50 respectively, and were estimated using the Black-Scholes option valuation model with the following weighted average assumptions used for the grants in 1998, 1999 and 2000, respectively: dividend yield of 2.7%, 2.62% and 2.66%; expected volatility of 24.8%, 25.2% and 27.7%; risk-free interest rate of 5.6%, 5.6% and 6.7% and expected lives of six years.

         The options used to estimate the weighted average fair values of options granted in 1998, 1999 and 2000 were options to purchase 25,390, 11,620 and 1,620 shares of common stock, respectively, under the Employee Option Plan; options to purchase 7,332,454, 7,916,255 and 7,005,957 shares of common stock, respectively, under the 1992 Plan. During 1999, the remaining outstanding options under the Performance Plan were exercised.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

         Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

         CASH AND CASH EQUIVALENTS

         For these short-term investments, the carrying amount approximates fair value.

         DEBT SECURITIES

         Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

         DERIVATIVE INSTRUMENTS

         Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

         EQUITY SECURITIES

         Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

         MORTGAGE LOANS

         Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         POLICY LOANS

         Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

         VENTURE CAPITAL PARTNERSHIPS

         Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments. The fair values of the underlying investments are calculated as the closing market prices for investments that are publicly traded. For investments that are not publicly traded, fair value is based on estimated fair value determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

         INVESTMENT CONTRACTS

         In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

         The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

         Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

         NOTES PAYABLE

         The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FAIR VALUE SUMMARY

         The estimated fair values of the financial instruments as of December 31, were as follows:

                                                                       1999                          2000
                                                           ----------------------------  ----------------------------
                                                             CARRYING         FAIR          CARRYING        FAIR
                                                              VALUE           VALUE          VALUE          VALUE
                                                           -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Financial assets:
         Cash and cash equivalents                         $       187.6  $       187.6  $       176.6  $       176.6
         Short-term investments                                    133.4          133.4          547.2          547.2
         Debt securities                                         7,465.0        7,370.9        8,058.6        8,077.9
         Equity securities                                         437.2          437.2          335.5          335.5
         Mortgage loans                                            716.8          680.6          593.4          573.8
         Derivative instruments                                                   (13.2)                          9.9
         Policy loans                                            2,042.6        2,040.4        2,105.2        2,182.7
         Venture capital partnerships                              338.1          338.1          467.3          467.3
                                                           -------------  -------------  -------------  -------------
         Total financial assets                            $    11,320.7  $    11,175.0    $  12,283.8  $    12,370.9
                                                           =============  =============  =============  =============

         Financial liabilities:
         Policy liabilities                                $       709.7  $       709.4    $     759.0  $       758.9
         Notes payable                                             499.4          490.8          425.4          428.5
                                                           -------------  -------------  -------------  -------------
         Total financial liabilities                       $     1,209.1  $     1,200.2    $   1,184.4  $     1,187.4
                                                           =============  =============  =============  =============

21.      CONTINGENCIES

         LITIGATION

         Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 13 - "Discontinued Operations").

22.      STATUTORY FINANCIAL INFORMATION

         The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department, as of December 31, 1998, 1999 and 2000. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

         Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                1998                 1999              2000
                                                           ---------------     ---------------     ---------------
                                                                                   (IN MILLIONS)
          Statutory net income                             $         108.7     $         131.3     $         266.1
          DAC, net                                                    21.3               (24.3)             (181.2)
          Future policy benefits                                     (56.6)              (27.5)               (2.5)
          Pension and postretirement expenses                        (17.3)               (8.6)               13.2
          Investment valuation allowances                            107.2                15.4               (45.9)
          Interest maintenance reserve                                 1.4                (7.2)              (26.1)
          Deferred income taxes                                      (40.0)                3.9                61.3
          Other, net                                                  12.4                 6.2                (1.6)
                                                           ---------------     ---------------     ---------------

          Net income, as reported                          $         137.1     $          89.2     $          83.3
                                                           ===============     ===============     ===============


         The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:


                                                                                  DECEMBER 31,
                                                                           ---------------------------
                                                                               1999           2000
                                                                           -------------  ------------
                                                                                  (IN MILLIONS)

          Statutory surplus, surplus notes and AVR                         $    1,427.3   $    1,883.2
          DAC, net                                                              1,243.3        1,062.2
          Future policy benefits                                                 (490.3)        (536.0)
          Pension and postretirement expenses                                    (193.0)        (173.3)
          Investment valuation allowances                                        (211.8)        (405.9)
          Interest maintenance reserve                                             24.8             .5
          Deferred income taxes                                                    65.6          108.5
          Surplus notes                                                          (159.4)        (161.4)
          Other, net                                                               49.5           63.1
                                                                           ------------   ------------
          Equity, as reported                                              $    1,756.0   $    1,840.9
                                                                           ============   ============

         The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

         In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to decrease surplus approximately $67.7 million (unaudited), primarily as a result of non-admitting certain assets and recording increased investment reserves.

23.      SUBSEQUENT EVENTS

         PURCHASE OF PXP MINORITY INTEREST

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. In connection with this merger, Phoenix paid total cash of $339.3 million to those stockholders in January 2001. Since the merger, third party holders of PXP's convertible subordinated debentures have been converting their debentures, and PXP expects to redeem any remaining outstanding debentures held by third parties by the end of February 2001. Phoenix expects that PXP will make total cash payments of $38.0 million in connection with these conversions and redemptions. In addition, PXP expects to make payments totaling $57.0 million to cash-out holders of PXP options.

         As a result of the merger, which closed on January 11, 2001, PXP became an indirect wholly-owned subsidiary of Phoenix and PXP's shares of common stock were de-listed from the New York Stock Exchange.

         EARLY RETIREMENT INCENTIVE PROGRAM

         On January 29, 2001, Phoenix offered a special retirement incentive program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix and PXP who decide to participate will retire between June 1, 2001 and December 31, 2001, with most retirements effective at the beginning of that period. There are 309 participants eligible for this program.

24.      REORGANIZATION AND INITIAL PUBLIC OFFERING (UNAUDITED)

         Phoenix Home Life Mutual Insurance Company completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such a company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF
         THE PHOENIX COMPANIES, INC.)
         UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
         JUNE 30, 2001

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                               AS OF                   AS OF
                                                                             JUNE 30,               DECEMBER 31,
                                                                               2001                     2000
                                                                        -------------------      -------------------
ASSETS:                                                                               (IN THOUSANDS)
Investments
    Bonds, at amortized cost                                            $       8,107,971        $       7,813,051
    Mortgage loans                                                                561,311                  602,501
    Policy loans                                                                2,148,712                2,104,500
    Real estate, at depreciated cost                                              101,653                  166,837
    Investments in affiliates                                                     538,184                  967,318
    Common stocks, at market value                                                315,373                  325,740
    Preferred stocks, at cost                                                     140,867                  141,135
    Cash and short-term investments, at amortized cost                            752,450                  559,360
    Venture capital partnerships                                                  536,253                  467,264
    Other invested assets                                                                                  161,289
                                                                        -------------------      -------------------
     Total cash and invested assets                                            13,202,774               13,308,995
Deferred and uncollected premiums                                                 171,137                  203,961
Due and accrued investment income                                                 196,392                  191,684
Other assets                                                                       99,817                  114,639
Separate account assets                                                         3,348,748                3,800,721
                                                                        -------------------      -------------------

     Total assets                                                       $      17,018,868        $      17,620,000
                                                                        ===================      ===================

Liabilities and stockholder's equity:
    Reserves for future policy benefits                                 $      10,925,682        $      10,733,486
    Policyholders' funds at interest                                              488,845                  483,023
    Dividends to policyholders                                                    399,592                  390,572
    Policy benefits in course of settlement                                       117,731                  173,451
    Accrued expenses and general liabilities                                      298,497                  189,248
    Reinsurance funds withheld liability                                            7,085                    7,108
    Interest maintenance reserve (IMR)                                                478
    Asset valuation reserve (AVR)                                                 210,564                  559,710
    Separate account liabilities                                                3,310,032                3,760,630
                                                                        -------------------      -------------------
     Total liabilities                                                         15,758,506               16,297,228
                                                                        -------------------      -------------------

Common stock ($100 par value, 100,000 shares
    issued and outstanding)                                                        10,000
Paid-in capital                                                                 1,014,595
Surplus notes                                                                     175,000                  175,000
Unassigned surplus and special surplus funds                                       60,767                1,147,772
                                                                        -------------------      -------------------
     Total stockholder's equity                                                 1,260,362                1,322,772
                                                                        -------------------      -------------------

Total liabilities and stockholder's equity                              $      17,018,868        $      17,620,000
                                                                        ===================      ===================



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------


                                                                                         (UNAUDITED)
                                                                                         FOR THE SIX
                                                                                    MONTHS ENDED JUNE 30,
                                                                          ------------------------------------------
                                                                                2001                    2000
                                                                          ------------------      ------------------
                                                                                       (IN THOUSANDS)
 Income:
    Premium income and annuity considerations                             $        763,296        $        796,593
    Net investment income                                                          572,212                 775,579
                                                                          ------------------      ------------------
      Total income                                                               1,335,508               1,572,172
                                                                          ------------------      ------------------

 Current and future benefits:
    Death benefits                                                                  92,954                  92,136
    Disability and health benefits                                                   3,248                  53,904
    Annuity benefits and matured endowments                                         17,474                  21,213
    Surrender benefits                                                             481,049                 622,747
    Interest on policy or contract funds                                            14,805                   6,057
    Settlement option payments                                                       2,845                   2,829
    Change in reserves for future policy benefits
     and policyholders' funds                                                      127,715                (37,132)
                                                                          ------------------      ------------------
      Total current and future benefits                                            740,090                 761,754
                                                                          ------------------      ------------------

 Operating expenses:

    Commissions and expense allowances                                              41,098                  52,630
    Premium, payroll and miscellaneous taxes                                        18,952                  18,726
    Other operating expenses                                                       218,034                 164,273
    Federal income tax (benefit) expense                                              (721)                 44,853
                                                                          ------------------      ------------------
      Total operating expenses                                                     277,363                 280,482
                                                                          ------------------      ------------------

 Operating gain before dividends and
  realized capital losses                                                          318,055                 529,936
    Dividends to policyholders                                                     184,917                 177,815
                                                                          ------------------      ------------------

 Operating gain after dividends and
    before realized capital (losses) gains                                         133,138                 352,121
 Realized capital (losses) gains, net of income taxes
    and interest maintenance reserve                                               (64,309)                  3,597
                                                                          ------------------      ------------------
 Net income                                                                         68,829                 355,718
    Unrealized capital (losses) gains, net                                        (330,896)                123,453
    Non-admitted goodwill, net                                                         804                  (3,189)
    Asset valuation reserve                                                        349,146                 (86,212)
    Other changes, net                                                            (150,293)                    126
                                                                          ------------------      ------------------

 Net (decrease) increase in stockholder's equity                                   (62,410)                389,896
 Stockholder's equity, beginning of year                                         1,322,772               1,054,096
                                                                          ------------------      ------------------

 Stockholder's equity, end of period                                      $      1,260,362        $      1,443,992
                                                                          ==================      ==================

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)             FOR THE YEAR
                                                                            FOR THE SIX                 ENDED
                                                                            MONTHS ENDED            DECEMBER 31,
                                                                           JUNE 30, 2001                2000
                                                                         -------------------      ------------------
Cash and short-term investment sources:                                                (IN THOUSANDS)
Operations
    Premiums collected                                                   $         685,023        $      1,534,449
    Investment and other income received                                           661,356                 985,042
                                                                         -------------------      ------------------
    Total received                                                               1,346,379               2,519,491
                                                                         -------------------      ------------------

    Claims and benefits paid                                                       672,663               1,612,681
    Commissions and other expenses paid                                            212,014                 230,755
    Dividends to policyholders paid                                                175,260                 357,026
    Federal income taxes (received) paid                                           (15,611)                 82,867
                                                                         -------------------      ------------------
      Total paid                                                                 1,044,326               2,283,329
                                                                         -------------------      ------------------

    Cash proceeds from operations                                                  302,053                 236,162
Proceeds from sales, maturities and scheduled repayments
    of investments in:
    Bonds                                                                        1,015,751               1,373,451
    Stocks                                                                         218,132                 706,216
    Mortgage loans                                                                  33,480                 126,857

    Real estate and other invested assets                                           66,712                 298,060
    Other sources                                                                   93,215                  63,136
Financing
    Surplus notes, capital and surplus paid-in                                     106,577
                                                                         -------------------      ------------------
    Total sources                                                                1,835,920               2,803,882
                                                                         -------------------      ------------------

Cash and short-term investment uses:
Acquisitions of investments
    Bonds                                                                        1,353,618               1,616,325
    Stocks                                                                         154,974                 459,343
    Mortgage loans                                                                     473                   1,003
    Real estate and other invested assets                                          (86,351)                157,767
    Increase in policy loans                                                        44,211                  62,465
Other uses                                                                         175,905                 164,496
                                                                         -------------------      ------------------
    Total uses                                                                   1,642,830               2,461,399
                                                                         -------------------      ------------------

Net increase in cash and short-term investments                                    193,090                 342,483
Cash and short-term investments, beginning of year                                 559,360                 216,877
                                                                         -------------------      ------------------

Cash and short-term investments, end of period                           $         752,450        $        559,360
                                                                         ===================      ==================


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life Insurance Company and its subsidiaries ("Phoenix Life") provide wealth management product and services including individual participating life insurance, term, universal and variable life insurance, and annuities primarily in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix").

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements were prepared on the basis of accounting practices prescribed or permitted by the State of New York Insurance Department ("Insurance Department") for interim financial information. Accordingly, they do not include all the information and footnotes required for complete financial statements. These practices are predominately promulgated by the National Association of Insurance Commissioners ("NAIC"). There were no material practices not prescribed by the Insurance Department.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These financial statements should be read in conjunction with the financial statements of Phoenix Life for the year ended December 31, 2000.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Statutory Financial Statements for the year ended December 31, 2000.

3.  ACCOUNTING CHANGES

    In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance where statutory accounting has been silent and changes current statutory accounting in some areas; e.g., deferred income taxes are recorded.

    The Insurance Department has adopted the Codification guidance, effective January 1, 2001, except for certain prescribed accounting practices such as the provisions related to deferred tax assets and liabilities. The effect of adoption on Phoenix Life's statutory surplus is a decrease to surplus of approximately $68.6 million (unaudited), primarily resulting from non-admitting assets of non-insurance subsidiaries and recognizing impairments on certain investments. If the Insurance Department had adopted all the prescribed accounting practices of the Codification

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    guidance, the cumulative effect on Phoenix Life's statutory surplus would have been an additional increase to surplus of $123.7 million (unaudited).

4.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    Phoenix Home Life Mutual Insurance Company completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

    As of June 25, 2001, several indirect subsidiaries of Phoenix Life were transferred to the holding company, The Phoenix Companies, Inc., or one of its subsidiaries. The net increase in surplus, after federal taxes, resulting from this transfer was $146.1 million.

APPENDIX A
PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. Current yield for the Phoenix-Goodwin Money Market subaccount will be based on the income earned by the subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the Account level.

    Yield calculations of the Phoenix-Goodwin Money Market subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, ending on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market subaccount based on a 7-day period ending December 31, 2000.


     Example:

     Value of hypothetical pre-existing account with exactly one
       unit at the beginning of the period:........................     1.000000
     Value of the same account (excluding capital changes) at the
       end of the 7-day period:....................................     1.001069
     Calculation:
       Ending account value .......................................     1.001069
       Less beginning value .......................................     1.000000
       Net change in account value ................................     0.001069
     Base period return:
       (adjusted change/beginning account value) ..................     0.001069
     Current yield = return x (365/7)..............................        5.58%
     Effective yield = [(1 + return)](365/7) - 1...................        5.73%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative Charges.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

    The following performance tables display historical investment results of the subaccounts of the Account. This information may be useful in helping potential investors in deciding which subaccounts to choose and in assessing the competence of the investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
SERIES                                                           INCEPTION DATE   1 YEAR     5 YEARS   10 YEARS  SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  05/05/93      -12.90%    14.22%       N/A        16.19%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                 05/05/93      -16.65%    14.61%       N/A        16.15%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           01/25/95      -27.12%    21.37%       N/A        29.15%
---------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                              08/22/97      -19.26%      N/A        N/A         3.90%

---------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund                                  10/01/97      -11.35%      N/A        N/A        10.30%

---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    03/28/94        7.87%     4.35%       N/A         4.53%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  03/01/94      -11.73%     2.81%       N/A         3.93%
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         11/03/97       -9.45%      N/A        N/A        11.72%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  11/03/97      -19.71%      N/A        N/A         1.78%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                11/03/97      -13.64%      N/A        N/A        16.48%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                             11/02/98        9.28%      N/A        N/A         9.13%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               05/01/90      -18.41%    11.47%      9.90%        8.21%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    09/17/96      -18.59%      N/A        N/A        -6.35%
---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                      12/15/99       -8.43%      N/A        N/A        -5.81%

---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Nasdaq-100 Index(R) Series                         08/15/00        N/A        N/A        N/A       -38.12%

---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series                 05/01/95       27.33%    10.19%       N/A        11.99%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                              12/31/82      -20.23%    11.87%     15.39%       16.00%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                 03/02/98      -20.54%      N/A        N/A         9.66%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      08/15/00        N/A        N/A        N/A       -16.93%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                       12/15/99       15.54%      N/A        N/A        12.95%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 10/08/82        3.04%     3.51%      3.26%        4.84%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    12/31/82        3.46%     4.39%      7.67%        8.19%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               03/02/98       28.71%      N/A        N/A        21.29%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  07/14/97      -14.11%      N/A        N/A         9.79%
---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                    12/15/99       -8.86%      N/A        N/A        -3.39%

---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                12/15/99        3.40%      N/A        N/A         3.16%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                         12/15/99      -13.70%      N/A        N/A        -8.22%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                          12/15/99      -15.66%      N/A        N/A        -9.94%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                    05/01/92       -2.38%    10.00%       N/A         9.51%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                             03/02/98       -9.34%       N/A       N/A         8.19%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                        09/17/84       -2.31%    10.50%     11.21%       11.33%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       11/20/00        N/A        N/A        N/A         2.60%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      03/02/98       13.59%      N/A        N/A        -4.55%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/00        N/A        N/A        N/A         4.65%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                03/02/98       10.84%      N/A        N/A        25.82%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               01/29/96      -13.88%      N/A        N/A        19.28%
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                11/30/99      -25.70%      N/A        N/A        -7.47%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                              11/28/88      -2.86%     10.51%     12.37%       10.20%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2               09/27/96      -34.40%      N/A        N/A       -13.50%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2                           11/03/88        4.13%    12.00%     14.04%       11.16%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                    05/11/92       -5.26%    11.35%       N/A        11.40%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                02/01/99       -4.30%      N/A        N/A        33.64%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      05/01/95      -30.06%    18.19%       N/A        21.96%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                       02/01/99        6.36%      N/A        N/A        19.80%
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                               05/01/95      -11.04%    17.23%       N/A        17.99%
---------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, mortality and expense risk charges, $150 issue expense charge, and $5 monthly administrative charge. Subaccounts are assumed to have started on the inception date listed, which is the date that the underlying fund was established. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average(SM), First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, the Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the funds may compare a series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

  Changing Times                           Forbes
  Fortune                                  Money
  Barrons                                  Business Week
  Investor's Business Daily                The Wall Street Journal
  The New York Times                       Consumer Reports
  Registered Representative                Financial Planning
  Financial Services Weekly                Financial World
  U.S. News and World Report               Standard & Poor's
  The Outlook                              Personal Investor


    The funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

  S&P 500                                       Dow Jones Industrial Average(SM)
  Europe Australia Far East Index(R) (EAFE(R))  Consumers Price Index
  Shearson Lehman Corporate Index               Shearson Lehman T-Bond Index

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    The funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may request an Annual Report from VULA at the address and telephone number on the first page of this prospectus.

                              ANNUAL TOTAL RETURN(1)


----------------------------------------------------- ------- ------- ------ ------- ------- ------- ------ ------- ------- -------
                      Series

                                                        1991    1992   1993   1994    1995    1996   1997    1998    1999    2000
----------------------------------------------------- ------- ------- ------ ------- ------- ------- ------ ------- ------- -------
AIM V.I. Capital Appreciation Fund                                            1.68%  34.61%  16.64% 12.60%  18.35%  43.46% -11.62%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                           3.21%  35.17%  14.10% 22.70%  31.35%  28.86% -15.33%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                    11.14% 18.72%  56.58%  76.64% -25.44%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                                                                      20.64%  26.61% -17.32%

-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund                                                                          27.69%  19.43%  -9.96%

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                                      7.90%   3.37%  7.71%   6.80%  -1.38%  10.10%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                   19.42%  13.40% 12.92%   1.88%   1.50%  -9.75%
-----------------------------------------------------------------------------------------------------------------------------------

VIP Contrafund(R) Portfolio                                                                                 28.90%  23.16%  -7.46%

-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                          23.51%   3.35% -17.84%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                        38.27%  36.19% -11.77%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                                                                               8.43%  11.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 18.67%-13.61%  37.33%  -0.73%   8.72%  17.71% 11.16%  26.92%  28.48% -16.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                   -32.94%  -5.21%  49.78% -16.64%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                                                                              -6.31%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Nasdaq-100 Index(R) Series

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                                          32.10% 21.09% -21.83%   3.95%  29.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                41.46%  9.30%  18.75%   0.66%  29.85%  11.69% 20.12%  28.98%  28.65% -18.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                                 31.12% -18.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                               17.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    5.03%  2.65%   2.06%   3.01%   4.86%   4.19%  4.35%   4.26%   3.99%   5.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      18.54%  9.12%  14.99%  -6.21%  22.56%  11.52% 10.21%  -4.91%   4.62%   5.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                               23.35%  31.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                                          30.64%  17.90% -12.18%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                                                                            -6.88%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                         5.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                                -11.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                                                                                 -13.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                      7.75%  -3.61%  22.37%   9.68% 17.00%  18.07%  10.69%  -0.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                             16.08%  -7.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          28.14%  9.68%  10.12%  -2.19%  17.27%   8.18% 19.78%  19.84%  10.38%  -0.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                     -11.00%  15.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                44.49%  12.84%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                               16.25%  43.55%  53.77% -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       -24.20%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                26.42%  6.97%  24.86%  -4.00%  21.29%  17.64% 14.37%   5.27%  21.58%  -0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--
Class 2                                                                                            -29.95% -21.69%  52.10% -32.59%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2             26.22%  6.02%  32.68%  -3.25%  23.97%  21.17% 10.75%   0.24%  27.75%   6.32%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                     45.85%  -3.27%  14.56%  22.77% 12.76%   8.17%  22.27%  -3.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                        -2.36%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                               31.15% -2.24%  15.41% 124.68% -28.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                                8.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                        45.64% 28.41%   7.83%  24.08%  -8.89%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Annual Total Returns are net of investment management fees and mortality and expense risk charges.

  These rates of return are not an estimate or guarantee of future performance.

APPENDIX B

                           GLOSSARY OF SPECIAL TERMS


The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Universal Life Account, a separate account of the company.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

CASH SURRENDER VALUE: The policy value less any surrender charge that would apply on the date of surrender and less any debt.

DEATH BENEFIT GUARANTEE: An additional benefit rider available with the policy that guarantees a death benefit equal to the initial face amount or the face amount as later increased or decreased, provided that minimum required premiums are paid. See "Additional Rider Benefits."

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of Phoenix.


GUARANTEED INTEREST ACCOUNT ("GIA"): An investment option under which premium payment amounts are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, at the sole discretion of Phoenix.


IN FORCE: Conditions under which the coverage under a policy is in effect and the insured's life remains insured.

IN WRITING (WRITTEN REQUEST): In a written form satisfactory to Phoenix and delivered to VPMO.

INSURED: The person upon whose life the policy is issued.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MINIMUM REQUIRED PREMIUM: The required premium as specified in the policy. An increase or decrease in the face amount of the policy will change the minimum required premium amount.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a series of a fund at the end of a valuation period. Net asset value is computed by adding the value of a series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PHOENIX (COMPANY, OUR, US, WE): Phoenix Life Insurance Company.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY MONTH: The period from one monthly calculation day up to, but not including, the next monthly calculation day.

POLICYOWNER (OWNER, YOU, YOUR): The person(s) who purchase(s) a policy.


POLICY VALUE: The sum of a policy's share in the values of each subaccount of the Account plus the policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.


PROPORTIONATE (PRO RATA): Amounts allocated to subaccounts on a pro rata basis are allocated by increasing or decreasing a policy's share in the value of the affected subaccounts and Guaranteed Interest Account so that such shares maintain the same ratio to each other before and after the allocation.


SERIES: A separate investment portfolio of a fund.

SUBACCOUNTS: Accounts within the Account to which nonloaned assets under a policy are allocated.

UNIT: A standard of measurement used to set the value of a policy. The value of a unit for each subaccount will reflect the investment performance of that subaccount and will vary in dollar amount.

VALUATION DATE: For any subaccount, each date on which we calculate the net asset value of a fund.

VALUATION PERIOD: For any subaccount, the period in days from the end of one valuation date through the next.

VPMO: Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for VULA.


VULA: Variable and Universal Life Administration.

                                                                     [VERSION B]

                              FLEX EDGE SUCCESS(R)

                                  JOINT EDGE(R)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                      OCTOBER 29, 2001

    This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection. You may allocate premiums and policy value to the Guaranteed Interest Account ("GIA") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account (the "Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series

[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series
[diamond] Phoenix-Federated U.S. Government Bond Series(1)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Phoenix-Janus Core Equity Series

[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series

[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

[diamond] Deutsche VIT EAFE(R) Equity Index Fund
[diamond] Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------

[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE
-------------------------------------
PRODUCTS TRUST
--------------
[diamond] Mutual Shares Securities Fund--Class 2


[diamond] Templeton Asset Strategy Fund--Class 2(1)
[diamond] Templeton Developing Markets Securities
          Fund-- Class 2(1)


[diamond] Templeton Growth Securities Fund--Class 2
[diamond] Templeton International Securities Fund--Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap


(1) Not available for new investors


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:[envelope] PHOENIX VARIABLE
                                                           PRODUCTS MAIL
                                                           OPERATIONS
                                                           PO Box 8027
                                                           Boston, MA 02266-8027

                                               [telephone] TEL. 800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, under-written or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------

SUMMARY ...............................................    4
PERFORMANCE HISTORY....................................    5
REDUCTION IN CHARGES...................................    5
PHOENIX AND THE ACCOUNT................................    6
   Phoenix ............................................    6
   The Account ........................................    6


   The Guaranteed Interest Account ....................    6
THE POLICY ............................................    6
   Introduction .......................................    6
   Eligible Purchasers ................................    7
   Flexible Premiums ..................................    7
   Allocation of Issue Premium ........................    7
   Free Look Period ...................................    8
   Temporary Insurance Coverage .......................    8
   Transfer of Policy Value ...........................    8
     Systematic Transfer Program.......................    8
     Nonsystematic Transfers ..........................    8
   Determination of Subaccount Values .................    9
   Death Benefit ......................................   10
   Surrenders .........................................   10
   Policy Loans .......................................   11
   Lapse ..............................................   12
   Payment of Premiums During Period of Disability ....   12
   Additional Insurance Options .......................   12
   Additional Rider Benefits ..........................   13
INVESTMENTS OF THE ACCOUNT ............................   14
   Participating Investment Funds......................   14
   Investment Advisors.................................   16
   Services of the Advisors ...........................   18
   Reinvestment and Redemption ........................   18
   Substitution of Investments ........................   18
CHARGES AND DEDUCTIONS ................................   18
   General.............................................   18
   Charges Deducted Once ..............................   18
     State Premium Tax Charge .........................   18
     Federal Tax Charge................................   18
   Periodic Charges....................................   19
   Conditional Charges.................................   19
   Investment Management Charge........................   21
   Other Taxes ........................................   21
GENERAL PROVISIONS ....................................   21
   Postponement of Payments ...........................   21
   Payment by Check ...................................   21
   The Contract .......................................   21
   Suicide ............................................   21
   Incontestability ...................................   21
   Change of Owner or Beneficiary .....................   21
   Assignment .........................................   21
   Misstatement of Age or Sex .........................   21
   Surplus.............................................   22
PAYMENT OF PROCEEDS ...................................   22
   Surrender and Death Benefit Proceeds ...............   22
   Payment Options ....................................   22
FEDERAL INCOME TAX CONSIDERATIONS .....................   23
   Introduction .......................................   23
   Phoenix's Income Tax Status ........................   23
   Policy Benefits ....................................   23
   Business-Owned Policies.............................   24
   Modified Endowment Contracts .......................   24
   Limitations on Unreasonable Mortality
     and Expense Charges ..............................   25
   Qualified Plans ....................................   25
   Diversification Standards ..........................   25
   Change of Ownership or Insured or Assignment .......   26
   Other Taxes ........................................   26
VOTING RIGHTS .........................................   26
THE DIRECTORS AND EXECUTIVE OFFICERS
   OF PHOENIX..........................................   26
SAFEKEEPING OF THE ACCOUNT'S ASSETS ...................   28
SALES OF POLICIES .....................................   28
STATE REGULATION ......................................   28
REPORTS ...............................................   28
LEGAL PROCEEDINGS .....................................   28
LEGAL MATTERS .........................................   28
REGISTRATION STATEMENT ................................   28
FINANCIAL STATEMENTS ..................................   29
PHOENIX HOME LIFE VARIABLE UNIVERSAL
   LIFE ACCOUNT FINANCIAL STATEMENTS
   DECEMBER 31, 2000................................... SA-1
PHOENIX HOME LIFE MUTUAL INSURANCE
   COMPANY CONSOLIDATED FINANCIAL STATEMENTS
   DECEMBER 31, 2000...................................  F-1
PHOENIX LIFE INSURANCE COMPANY
   UNAUDITED INTERIM STATUTORY FINANCIAL
   STATEMENTS, JUNE 30, 2001........................... F-59
APPENDIX A-PERFORMANCE HISTORY.........................  A-1
APPENDIX B-GLOSSARY OF SPECIAL TERMS...................  B-1





THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SUMMARY
--------------------------------------------------------------------------------
    This is a summary of the policy and does not contain all of the detailed information that may be important to you. You should carefully read the entire prospectus before making any decision.

INVESTMENT FEATURES

FLEXIBLE PREMIUMS
    The only premiums you have to pay are the issue premium and any payments required to prevent the policy from lapse. See "Flexible Premiums" and "Lapse."

ALLOCATION OF PREMIUMS AND POLICY VALUE


    After we deduct certain charges from your premium payment, we will invest the balance in one or more of the subaccounts of the Account and/or the Guaranteed Interest Account as you will have instructed us.

    You may make transfers into the Guaranteed
Interest Account and among the subaccounts at anytime. Transfers from the Guaranteed Interest Account are subject to the rules discussed in "The Guaranteed Interest Account" and under "Transfer of Policy Value."


    The policy value varies with the investment performance of the funds and is not guaranteed.


    The policy value allocated to the Guaranteed
Interest Account will depend on deductions taken from the Guaranteed Interest Account to pay expenses and will accumulate interest at rates we periodically establish, but never less than 4%.


LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. See "Policy Loans."

[diamond] You may partially surrender any part of the policy anytime. A partial surrender fee of the lesser of $25 or 2% of the partial surrender amount will apply. A separate surrender charge also may be imposed. See "Surrenders."

[diamond] You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed. See "Surrenders."


INSURANCE PROTECTION FEATURES

DEATH BENEFITS
[diamond] Both a fixed and variable benefit are available under the Policy.
          o The fixed benefit is equal to the policy's face amount (Option 1)

          o The variable benefit equals the face amount plus the policy value (Option 2)

[diamond] After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

[diamond] The death benefit is payable when the insured dies. See "Death
          Benefit."

DEATH BENEFIT GUARANTEE
    You may elect a guaranteed death benefit. The guaranteed death benefit is equal to the initial face amount or the face amount as later changed by increases or decreases regardless of investment performance. The death benefit guarantee may not be available in some states.

ADDITIONAL BENEFITS
    The following additional benefits are available by rider:

[diamond] Single Life Policies:
          o Disability Waiver of Specified Premium
          o Accidental Death Benefit
          o Death Benefit Protection
          o Whole Life Exchange Option
          o Purchase Protection Plan
          o Living Benefits Option
          o Cash Value Accumulation
          o Child Term
          o Family Term
          o Business Term

[diamond] Multiple Life Policies:
          o Disability Benefit
          o Survivor Purchase Option
          o Term Insurance
          o Policy Exchange Option

    Availability of these riders depends upon state approval and may involve an extra cost.

DEDUCTIONS AND CHARGES

FROM PREMIUM PAYMENTS
[diamond] Taxes
          o State Premium Tax Charge--2.25% of premiums paid on Single Life Policies Varies by state on Multiple Life Policies
          o Federal Tax Charge--1.50% of premiums paid on Single Life Policies

See "Charges and Deductions" for a detailed discussion.

FROM POLICY VALUE
[diamond] Issue Expense Charge--Deducted in the first policy year only and payable in 12 monthly installments.

[diamond] Administrative Charge--Currently set at $5 per month and guaranteed not to exceed $10 per month. The charge reimburses us for daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond] Cost of Insurance--A monthly deduction applied to the Policy and certain riders. The rates vary based on certain personal factors such as sex, attained age and risk class of the insureds.

[diamond] Surrender Charge--Deducted if the policy is surrendered within the first 10 policy years. See "Surrender Charge."

[diamond] Partial Surrender Fee--Deducted to recover costs of processing request. The fee is equal to 2% of withdrawal, but not more than $25.

[diamond] Partial Surrender Charge--Deducted for partial surrenders and decrease in face amount.

[diamond] Transfer Charge--Maximum of $10. See "Nonsystematic Transfers."

FROM THE ACCOUNT
    Mortality and Expense Risk Charge:

Single Life Policies:

[diamond] Policy years 1 through 15--.80% annually;

[diamond] Policy years 16 and after--.25% annually.

Multiple Life Policies:

[diamond] For all policy years--.80% annually

FROM THE FUND
    The assets of the Account are used to purchase, at Net Asset Value, shares of your selected underlying funds. The Net Asset Value reflects investment management fees and other direct expenses of the fund. See "Investment Management Charge."

    See "Charges and Deductions" for a more detailed description of how each is applied.

ADDITIONAL INFORMATION

CANCELLATION RIGHT
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] within 10 days after you receive the policy, or

[diamond] within 10 days after we mail or deliver a written notice telling you about your right to cancel, or

[diamond] within 45 days of completing the application;

whichever is latest.

    See "Free Look Period."

RISK OF LAPSE
    The policy will remain in force as long as the cash surrender value is enough to pay the necessary monthly charges incurred under the policy. When the cash surrender value is no longer enough, the policy lapses, or ends. We will let you know of an impending lapse situation. We will give you the opportunity to keep the policy in force by paying a specified amount. Please see "Lapse" for more detail.

TAX EFFECTS


    Generally, under current federal income tax law, death benefits are not subject to income tax. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income tax until there is a distribution from the policy. Loans, partial surrenders or policy termination may result in recognition of income for tax purposes.


VARIATIONS
    The policy is subject to laws and regulations in every state where the policy is sold. Therefore, the terms of the policy may vary from state to state.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See "Appendix A--Performance History" for more information.

REDUCTION IN CHARGES
--------------------------------------------------------------------------------
    The policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where it is expected that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

[diamond] whether there is a preexisting relationship with us, such as being an employee of the Company or its affiliates and their spouses; employees or agents who retire from Phoenix or its affiliates; Phoenix Equity Planning Corporation ("PEPCO"), its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond] internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

other circumstances which in our opinion are rationally related to the expected reduction in expenses. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
PHOENIX


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE ACCOUNT
    The Account is a separate account of Phoenix, established on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, and meets the definition of a "separate account" under the 1940 Act. This registration does not involve supervision of the management of the Account or Phoenix by the SEC.

    The Account is divided into subaccounts each of which is available for allocation of policy value. Each subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the Account--Participating Investment Funds."

    We do not guarantee the investment performance of the Account or any of its subaccounts. Contributions to the overall policy value allocated to the Account depend on the underlying fund's investment performance. Thus, you bear the full investment risk for all monies invested in the Account.

    The Account is part of the general business of Phoenix, but the gains or losses of the Account belong solely to the Account. The gains or losses of any other business we may conduct do not affect the Account. Under New York law, the assets of the Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, all obligations arising under the policy are general corporate obligations of Phoenix.


THE GUARANTEED INTEREST ACCOUNT
    In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account ("GIA"). Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


THE POLICY
--------------------------------------------------------------------------------
INTRODUCTION


    The policy is a flexible premium variable universal life insurance policy. The policy has a death benefit, cash surrender value and loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you can allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount, in turn, invests its assets exclusively in a portfolio of the fund. The policy value varies according to the investment performance of the series to which premiums have been allocated.


ELIGIBLE PURCHASERS
    Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You may purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents. A policy also can be purchased to cover from 2 to 5 lives under one policy, for any person up to the age of 80. Under such a multiple life policy, the death benefit is paid upon the first death under the policy; the policy then terminates. Such a policy could be purchased on the lives of spouses, family members, business partners or other related groups.

FLEXIBLE PREMIUMS
    The issue premium required depends on a number of factors, such as:

[diamond] age;

[diamond] sex;

[diamond] rate class of proposed insured;

[diamond] desired face amount;

[diamond] supplemental benefit; and

[diamond] planned premiums

    The minimum issue premium for a policy is generally 1/6 of the planned annual premium. The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

    Premium payments received by us will be reduced by the applicable charge for state premium tax. Single life policies will also be reduced by a federal tax charge of 1.50%. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


    Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will be first used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


    The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

    You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

    You also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the policy under certain conditions during a period of total disability of the insured. Under its terms, the specified premium will be waived upon our receipt of proof that the insured is totally disabled and that the disability occurred while the rider was in force.


    The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, you will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value then will be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

    You may authorize your bank to draw $25 or more from your personal checking account to be allocated among the available subaccounts or the Guaranteed Interest Account. Your monthly payment will be invested according to your most recent instructions on file at VULA.


    Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option also is available to career agents of Phoenix (and their spouses and children).

ALLOCATION OF ISSUE PREMIUM


    We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed

Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states, and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during the Free Look Period) to the Phoenix-Goodwin Money Market subaccount of the Account, and, at the expiration of the Free Look Period, the policy value of the Phoenix-Goodwin Money Market subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states); or

[diamond] within 10 days after we mail or deliver a written notice telling you about your right to cancel; or

[diamond] within 45 days after completing the application, whichever occurs latest (the "Free Look Period").

    We treat a returned policy as if we never issued it and, except for policies issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy: (1) the current policy value less any unpaid loans and loan interest; plus (2) any monthly deductions, partial surrender fees and other charges made under the policy. For policies issued with the Temporary Money Market Amendment the amount returned will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.

    We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

TEMPORARY INSURANCE COVERAGE
    On the date the application for a policy is signed and submitted with the issue premium, we issue a Temporary Insurance Receipt. Under the Temporary Insurance Receipt, the insurance protection applied for (subject to the limits of liability and subject to the terms set forth in the policy and in the receipt) takes effect on the date of the application.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM


    You may elect to transfer funds automatically among the subaccounts and the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum transfer amounts are:


[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually or

[diamond] $300 annually.


    You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount") and if the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Value may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts"). Under the systematic transfer program, policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.


    Only one systematic transfer program can be active at any time. After the completion of the Systematic Transfer Program, you can call VULA at 800/541-0171 to begin a new systematic transfer program.


    All transfers under the systematic transfer program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.


NONSYSTEMATIC TRANSFERS


    Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes will be accepted on your behalf from your registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), the national distributor for Phoenix, will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that Phoenix and PEPCO fail to follow procedures reasonably designed to prevent unauthorized transfers, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.


    Although currently there is no charge for transfers, in the future, we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the systematic transfer program do not count against these limitations.

    We reserve the right to refuse to transfer amounts less than $500 unless:


[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or


[diamond] the transfer is part of the systematic transfer program.


    We also reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would, immediately after the transfer, be less than $500.

    You may make only one transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless the transfer(s) are made as part of a Systematic Transfer Program, or we agree to make an exception to this rule. The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value out of the unloaned portion of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of the remaining value

[diamond] Year Three:     50% of the remaining value

[diamond] Year Four:      100% of the remaining value


    A nonsystematic transfer from the unloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

    Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if we are required to do so by law.


    Because excessive exchanges between subaccounts can adversely affect fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

    If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until the end of the Free Look Period.

DETERMINATION OF SUBACCOUNT VALUES

    We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the prior valuation date by the Net Investment Factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

    The Net Investment Factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


DEATH BENEFIT

GENERAL
    The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

    Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

    Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

GUARANTEED DEATH BENEFIT OPTION
    A guaranteed death benefit rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

LIVING BENEFITS OPTION
    In the event of a terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available if a Living Benefits Rider has been purchased. The minimum face amount of the policy after any such accelerated benefit payment is $10,000.

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increases. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash surrender value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new Free Look Period (see "The Policy--Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the Policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT
ON DEATH BENEFIT
    A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

SURRENDERS

GENERAL
    At any time during the lifetime of the insured(s) and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

    We generally pay the amount surrendered within 7 days of our receipt of the written request. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For a discussion of the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


    We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.


    Upon a partial surrender, the policy value will be reduced by the sum of the following:


[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.


    The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

POLICY LOANS
    Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.


    The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the unloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the unloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) on single life policies and 6% on multiple life policies, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the unloaned portion of the Guaranteed Interest Account.

    Loans may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The unloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.


    Payments received by us for the policy will be applied directly to reduce outstanding loans, unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the Insured while the policy is in force.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

    In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

    You will pay interest on the loan at an effective annual rate, compounded daily and payable in arrears. The loan interest rates in effect are as follows:

[diamond] Single Life Policies
          o  Policy years 1-10 (or insured's age 65 if earlier):    4%
          o  Policy years 11-15:                                    3%
          o  Policy years 16 and thereafter:                    2 1/2%

[diamond] Single Life Policies--New York & New Jersey only
          o  Policy years 1-10 (or insured's age 65 if earlier):    6%
          o  Policy years 11-15:                                    5%
          o  Policy years 16 and thereafter:                    4 1/2%

[diamond] Multiple Life Policies
          o  Policy years 1-10:                                     8%
          o  Policy years 11 and thereafter:                        7%


    At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and from the unloaned to the loaned portion of the Guaranteed Interest Account.

    A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or unloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the unloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the unloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.


    If on any monthly calculation day during the first five policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. During the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as all premiums planned at issue have been paid.

    During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


PAYMENT OF PREMIUMS DURING PERIOD OF DISABILITY
    You may also elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the policy under certain conditions during a period of total disability of the insured. Under its terms, the specified premium will be waived upon our receipt of proof that the insured is totally disabled and that the disability occurred while the rider was in force. The terms of this rider may vary by state.

ADDITIONAL INSURANCE OPTIONS
    While the policy is in force and the insured is insurable, the policyowner will have the option to purchase additional insurance on the same insured with the same guaranteed rates as the policy without being assessed an issue expense charge. We will require evidence of insurability and charges will be adjusted for the insured's new attained age and any change in risk classification. However, if elected on the application, the policyowner may, at predetermined future dates, purchase additional insurance protection on the same insured without evidence of insurability. See

"Additional Rider Benefits--Purchase Protection Plan Rider."

    In addition, once each policy year you may request an increase in face amount. This request should be made within 90 days prior to the policy anniversary and is subject to an issue expense charge of $1.50 per $1,000 of increase in face amount, up to a maximum of $600, and to our receipt of adequate insurability evidence. A Free Look Period as described in "The Policy" section of this prospectus applies to each increase in face amount.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

SINGLE LIFE POLICIES:
[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least 6 months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the insured is totally disabled and that the disability occurred while the rider was in force.

[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:
          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The 3 available guarantee periods are:

           1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

           2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

           3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

          For policies issued in New York, 2 guarantee periods are available:

           1 the policy anniversary nearest the insured's 75th birthday or the 10th policy year; or

           2  the policy anniversary nearest the insured's 95th birthday.

[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this rider.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond] LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

[diamond] CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond] CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.

[diamond] FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each insured to either a fixed benefit or variable policy.

[diamond] BUSINESS TERM RIDER. This rider provides annually renewable term insurance coverage to age 95 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 6 times the initial base policy. This rider is available only for policies sold in the corporate-owned life insurance market, employer-sponsored life insurance market or other business-related life insurance market.

MULTIPLE LIFE POLICIES:
[diamond] DISABILITY BENEFIT RIDER. In the case of disability of the insured, a specified monthly amount may be credited to the policy and the monthly deductions will be waived. A Disability Benefit Rider may be provided on any or all eligible insureds. The specified amount selected must be the same for all who elect coverage.

[diamond] SURVIVOR PURCHASE OPTION RIDER. The survivor(s) may purchase a new
          Multiple Life Policy for a face amount equal to that of the original policy upon the first death. The new policy will be based upon attained age rates.

[diamond] TERM INSURANCE RIDER. The Term Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each insured and the face amount of coverage under the rider may differ for each insured. Based upon the policyowner's election at issue, the rider will provide coverage for all insureds to either age 70 or maturity of the policy. The termination age specified must be the same for all insureds.

[diamond] POLICY EXCHANGE OPTION RIDER. The Multiple Life Policy may be exchanged for single life policies where the total face amount under the policies is no greater than that under the original policy. There is no charge for this rider.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    Each fund's prospectus contains important additional information, which you should read carefully before investing. Contact VULA at the address and telephone number on page 1 to obtain copies of the funds' prospectuses.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
 Phoenix-Aberdeen International
 Phoenix-Engemann Capital Growth
 Phoenix-Engemann Nifty Fifty
 Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
 Phoenix-Goodwin Money Market
 Phoenix-Goodwin Multi-Sector Fixed Income
 Phoenix-Hollister Value Equity
 Phoenix-Oakhurst Balanced
 Phoenix-Oakhurst Growth and Income
 Phoenix-Oakhurst Strategic Allocation
 Phoenix-Seneca Mid-Cap Growth
 Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
 PIC SUBADVISORS
------------------------------------------------------------------
 Phoenix-Aberdeen International Advisors, LLC ("PAIA")
 o  Phoenix-Aberdeen International
 Roger Engemann & Associates, Inc. ("Engemann")
 o  Phoenix-Engemann Capital Growth
 o  Phoenix-Engemann Nifty Fifty
 o  Phoenix-Engemann Small & Mid-Cap Growth
 Seneca Capital Management, LLC  ("Seneca")
 o  Phoenix-Seneca Mid-Cap Growth
 o  Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity
 Phoenix-Alliance/Bernstein Growth + Value
 Phoenix-Deutsche Dow 30
 Phoenix-Deutsche Nasdaq-100 Index(R)
 Phoenix-Federated U.S. Government Bond
 Phoenix-J.P. Morgan Research Enhanced Index
 Phoenix-Janus Core Equity
 Phoenix-Janus Flexible Income
 Phoenix-Janus Growth
 Phoenix-MFS Investors Growth Stock
 Phoenix-MFS Investors Trust
 Phoenix-MFS Value
 Phoenix-Morgan Stanley Focus Equity
 Phoenix-Sanford Bernstein Global Value
 Phoenix-Sanford Bernstein Mid-Cap Value
 Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
 PVA SUBADVISORS
------------------------------------------------------------------
 AIM Capital Management, Inc.
 o  Phoenix-AIM Mid-Cap Equity
 Alliance Capital Management, L.P. ("Alliance")
 o  Phoenix-Alliance/Bernstein Growth + Value
 o  Phoenix-Sanford Bernstein Global Value
 o  Phoenix-Sanford Bernstein Mid-Cap Value
 o  Phoenix-Sanford Bernstein Small-Cap Value
 Deutsche Asset Management ("Deutsche")
 o  Phoenix-Deutsche Dow 30
 o  Phoenix-Deutsche Nasdaq-100 Index(R)
 Federated Investment Management Company
 o  Phoenix-Federated U.S. Government Bond
 J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
 o  Phoenix-J.P. Morgan Research Enhanced Index
 Janus Capital Corporation ("Janus")
 o  Phoenix-Janus Core Equity
 o  Phoenix-Janus Flexible Income
 o  Phoenix-Janus Growth
 MFS Investment Management ("MFS")
 o  Phoenix-MFS Investors Growth Stock
 o  Phoenix-MFS Investors Trust
 o  Phoenix-MFS Value
 Morgan Stanley Asset Management ("Morgan Stanley")
 o  Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
 DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
 PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
 Phoenix-Aberdeen New Asia
------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries, and Seneca is a partially-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
 OTHER ADVISORS
------------------------------------------------------------------
 AIM Advisors, Inc.
 o  AIM V.I. Capital Appreciation Fund
 o  AIM V.I. Value Fund
 Fred Alger Management, Inc.
 o  Alger American Leveraged AllCap Portfolio
 Deutsche Asset Management
 o  Deutsche VIT EAFE(R)  Equity Index Fund
 o  Deutsche VIT Equity 500 Index Fund
 Federated Investment Management Company
 o  Federated Fund for U.S. Government Securities II
 o  Federated High Income Bond Fund II
 Fidelity Management and Research Company
 o  VIP Contrafund(R) Portfolio
 o  VIP Growth Opportunities Portfolio
 o  VIP Growth Portfolio
 Franklin Mutual Advisers, LLC
 o  Mutual Shares Securities Fund
 Morgan Stanley Asset Management
 o  Technology Portfolio
------------------------------------------------------------------

------------------------------------------------------------------
 OTHER ADVISORS
------------------------------------------------------------------
 Templeton Asset Management, Ltd.
 o  Templeton Developing Markets Securities Fund
 Templeton Global Advisors Limited
 o  Templeton Growth Securities Fund
 Templeton Investment Counsel, Inc.
 o  Templeton Asset Strategy Fund
 o  Templeton International Securities Fund
 Wanger Asset Management, L.P.
 o  Wanger Foreign Forty
 o  Wanger International Small Cap
 o  Wanger Twenty
 o  Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


REINVESTMENT AND REDEMPTION
    All dividend distributions of a fund are automatically reinvested in shares of the fund at net asset value on the date of distribution. Likewise, all capital gains distributions of a fund, if any, are reinvested at the net asset value on the record date. We redeem fund shares at net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional subaccounts within the Account, each of which will invest in shares of a designated portfolio of the fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the subaccount in which the substitution is to occur to another subaccount.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
    Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

    The nature and amount of these charges are more fully described in sections below.

    When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

    Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

    Some charges are deducted only once, others are deducted periodically, and others are deducted only if certain events occur.

CHARGES DEDUCTED ONCE
[diamond] STATE PREMIUM TAX CHARGE. Various states (and countries and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.75% to 4% of premiums paid. Moreover, certain municipalities and states also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

[diamond] FEDERAL TAX CHARGE. A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY
[diamond] ISSUE EXPENSE CHARGE. This charge is to reimburse Phoenix for underwriting and start-up expenses in connection with issuing a policy.

          o SINGLE LIFE POLICIES: the issue expense charge is $1.50 per $1,000 of face amount up to a maximum of $600.

          o   MULTIPLE LIFE POLICIES: the issue expense charge is $150.

          Rather than deduct the full amount at once, the issue expense charge is deducted in equal monthly installments over the first 12 months of the policy. Generally, administrative costs per policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain member characteristics, the purposes for which the policies are purchased and other factors. The amounts of any reductions will be considered on a case-by-case basis and will reflect the reduced administration costs expected as a result of sales to a particular group or sponsored arrangement.

[diamond] ADMINISTRATIVE CHARGE. This charge is currently $5 per month and guaranteed not to exceed $10 per month. It reimburses us for daily administration, monthly processing, updating daily values and processing annual and quarterly statements.

[diamond] COST OF INSURANCE. To determine this charge, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Generally, cost of insurance rates for single life policies are based on the sex, attained age, duration and risk class of the insured; and for multiple life policies the cost of insurance rates are based on the sex, attained age and risk class of the insureds. However, in certain states and for policies issued in conjunction with certain qualified plans, cost of insurance rates are not based on sex. The actual monthly costs of insurance rates are based on our expectations of future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, with appropriate adjustment for the insureds' risk classification. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time. Your risk class may affect your cost of insurance rate. We currently place Insureds into a standard risk class or a risk class involving a higher mortality risk, depending upon the health of the Insureds as determined by medical information that we request. For otherwise identical policies, insureds in the standard risk class will have a lower cost of insurance than those in the risk class with the higher mortality risk. The standard risk class also is divided into categories: smokers, nonsmokers and those who have never smoked. Nonsmokers will generally incur a lower cost of insurance than similarly situated insureds who smoke.

[diamond] COST OF ANY RIDERS TO YOUR POLICY. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider.


    Monthly deductions are made on each monthly calculation day. The amount deducted is allocated among subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you.

    You initially chose this schedule in your application, and you can change it later from time to time. If any subaccount or the unloaned portion of the Guaranteed Interest Account is insufficient to permit the full withdrawal of the monthly deduction, the withdrawals from the other subaccounts or Guaranteed Interest Account will be proportionally increased.

DAILY
[diamond] MORTALITY AND EXPENSE RISK CHARGE. A charge at an annual rate of 0.80% is deducted daily from the Account. Single life policies have a reduced annual rate charge of 0.25% starting in the 16th policy year. No portion of this charge is deducted from the Guaranteed Interest Account.


          The mortality risk assumed by us is that collectively our insureds may live for a shorter time than projected because of inaccuracies in that projecting process and, therefore, that the total amount of death benefits that we will pay out will be greater than that we expected. The expense risk assumed is that expenses incurred in issuing and maintaining the policies may exceed the limits on administrative charges set in the policies. If the expenses do not increase to an amount in excess of the limits, or if the mortality projecting process proves to be accurate, we may profit from this charge. We also assume risks with respect to other contingencies including the incidence of policy loans, which may cause us to incur greater costs than expected when we designed the policies. To the extent we profit from this charge, we may use those profits for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

CONDITIONAL CHARGES
    These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy.

          This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or allow the policy to lapse. There is no surrender charge after the 10th policy year. During the first 2 policy years on single life policies and during the first 10 policy years on multiple life policies, the maximum surrender charge that a policyowner could pay while he or she owns the policy is the amount shown in the policy's surrender charge schedule, or equal to either A plus B (as defined below), whichever is less. After the first 2 policy years on single life policies, the maximum surrender charge that a policyowner could pay is based on the amount shown in the policy's surrender charge schedule.

          A. The contingent deferred sales charge is equal to:

             1. 28.5% of all premiums paid (up to and including the amount stated in the policy's surrender charge schedule, which is calculated according to a formula contained in a SEC rule); plus

             2. 8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

             3.  7.5% of all premiums paid in excess of twice this amount.

          B. The contingent deferred issue charge is equal to $5 per $1,000 of initial face amount.


    As an example, the following illustrates the maximum surrender charge on a $100,000 single life policy for a male age 35 who has never smoked, who has paid $3,000 in premium payments, and who surrenders the policy in the 70th policy month. The policy's surrender charge schedule would show that the maximum surrender charge to be paid would be equal to either A plus B (shown below) or the amount shown in the chart in the policy (also shown below), whichever is less:

    Example: If this policyowner surrenders his policy in the 70th policy month his surrender charge will be $1,186.78, as given in the table.

    Example: If this policyowner surrenders his policy in the first two years he may be eligible to receive a refund of a portion of the surrender charge, depending on the amount of premium paid, or in other words his surrender charge may be reduced. The surrender charge in the first 2 years would be equal to the lesser of the amount in the surrender charge table and the sum of the following:

    1)  28.5% of premiums paid up to $1,076.72, plus

    2) 8.5% of premiums paid in excess of $1,076.72 but not greater than $2,153.43, plus

    3)  7.5% of premiums paid in excess of $2,153.43, plus $500

    If this policyowner surrendered his policy in the 2nd year after paying $2,000 of premiums his surrender charge would be the lesser of $1,307.54 from the table, and $385.34, thus equaling $385.34. Thus, in this case, the policyowner would pay less surrender charge if he surrenders his policy in the first 2 policy years.


                   SURRENDER CHARGE SCHEDULE
                   -------------------------

    POLICY SURRENDER   POLICY   SURRENDER  POLICY SURRENDER
    MONTH    CHARGE     MONTH    CHARGE    MONTH   CHARGE
    -----    ------     -----    ------    -----   ------
    1-60  $1307.54       80     $1066.03    100   $727.09
     61    1295.46       81      1053.95    101    690.65
     62    1283.39       82      1041.88    102    654.22
     63    1271.31       83      1029.80    103    617.78
     64    1259.24       84      1017.73    104    581.35
     65    1247.16       85      1005.65    105    544.91
     66    1235.08       86       993.58    106    508.48
     67    1223.01       87       981.50    107    472.05
     68    1210.93       88       969.43    108    435.61
     69    1198.86       89       957.35    109    399.18
     70    1186.78       90       945.28    110    362.74
     71    1174.71       91       933.20    111    326.31
     72    1162.63       92       921.13    112    289.97
     73    1150.56       93       909.05    113    253.44
     74    1138.48       94       896.97    114    217.01
     75    1126.41       95       884.90    115    180.57
     76    1114.33       96       872.82    116    144.14
     77    1102.26       97       836.39    117    107.70
     78    1090.18       98       799.95    118     71.27
     79    1078.10       99       763.52    119     34.83
                                            120       .00


    Phoenix may reduce the surrender charge for policies issued under group or sponsored arrangements. The amount of reduction will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangement.

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.


          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

INVESTMENT MANAGEMENT CHARGE
    As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

    These fund charges and other expenses are described more fully in the fund prospectuses.

OTHER TAXES
    Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

GENERAL PROVISIONS
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:


[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;


[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

          Transfers also may be postponed under the above circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
    If the insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We may not contest the policy or any attached rider after it has been in force during the insured's lifetime or for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or subsequently changed, will receive the policy benefits at the insured's death. If the named beneficiary dies before the insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.


MISSTATEMENT OF AGE OR SEX
    If the age or sex of the insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

    You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    Under a policy covering multiple lives, the death proceeds will be paid upon the first death under the policy. In addition, under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

    While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future

    The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

OPTION 1--LUMP SUM
    Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
   Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

    The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS


    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix and their operations form a part of Phoenix.


    Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if our income tax status changes. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the policy's death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. (See "Modified Endowment Contracts.") If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to possible tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your income tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following 2 exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. An income tax advisor should be consulted about the income tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
    A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities. For purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the investment portfolios of the series will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the insured or an exchange or assignment of the policy may have income tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the funds' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

    Fund shares held in a subaccount for which no timely instructions are received, and fund shares which are not otherwise attributable to policyowners, will be voted by Phoenix in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

    You will receive proxy materials, reports and other materials related to the funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.


THE DIRECTORS AND
EXECUTIVE OFFICERS OF PHOENIX
--------------------------------------------------------------------------------
Phoenix is managed by its Board of Directors. The following are the Directors and Executive Officers of Phoenix:

NAME                       PRINCIPAL OCCUPATION
----                       -------------------
DIRECTORS
---------
Sal H. Alfiero             Chairman and Chief Executive
                           Officer
                           Protective Industries LLC
                           Buffalo, NY
                           Various positions with
                           Mark IV Industries

J. Carter Bacot            Director (retired Chairman and
                           Chief Executive Officer)
                           The Bank of New York
                           New York, NY

Peter C. Browning          Chairman of the Board
                           NUCOR
                           Charlotte, NC
                           Various positions with
                           Sunoco Products Company

Arthur P. Byrne            President, Chief Executive Officer
                           and Chairman
                           The Wiremold Company
                           West Hartford, CT
                           Various positions with
                           The Wiremold Company

Sanford Cloud, Jr.         President and Chief Executive
                           Officer, The National Conference
                           for Community and Justice
                           New York, NY

NAME                       PRINCIPAL OCCUPATION
----                       -------------------
DIRECTORS
---------
Richard N. Cooper          Mauritus C. Boas Professor
                           Center for International Affairs
                           Harvard University
                           Cambridge, MA
                           Formerly Chairman of Central
                           Intelligence Agency; Professor,
                           Harvard University

Gordon J. Davis, Esq.      President
                           Lincoln Center for Performing Arts
                           New York, NY
                           Formerly Partner of LeBoeuf, Lamb,
                           Greene & MacRae

Robert W. Fiondella        Chairman and Chief Executive Officer
                           Phoenix Life Insurance Company
                           Hartford, CT
                           Various Positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

John E. Haire              President
                           The Fortune Group
                           New York, NY
                           Executive vice President,
                           Time, Inc.
                           Formerly Publisher,
                           Time Magazine

Jerry  J. Jasinowski       President
                           National Association of
                           Manufacturers
                           Washington, D.C.
                           Various positions with National
                           Association of Manufacturers

Thomas S. Johnson          Chairman and Chief Executive Officer
                           Greenpoint Financial Corporation
                           New York, NY

John W. Johnstone          Retired.
                           Formerly Chairman and
                           Chief Executive Officer,
                           Olin Corporation

Marilyn E. LaMarche        Limited Managing Director,
                           Lazard Freres & Company, L.L.C.
                           New York, New York
                           Various positions with
                           Lazard Freres & Co. LLC

Philip R. McLoughlin       Executive Vice President and
                           Chief Investment Officer
                           Phoenix Life Insurance Company
                           Hartford, CT
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

Robert F. Vizza            President
                           Dolan Foundations
                           Woodbury, NY
                           Formerly President, Lustgarten
                           Pancreatic Cancer Research
                           Foundation and the Dolan
                           Foundations; President and
                           Chief Executive Officer,
                           St. Francis Hospital
Robert G. Wilson           Retired.  Consultant for
                           thePit.com; Consultant for
                           Logistics.com and LendingTree.com
Dona D. Young              President and Chief Operating
                           Officer
                           Phoenix Life Insurance Company
                           Hartford, CT
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

NAME                       PRINCIPAL OCCUPATION
----                       --------------------
EXECUTIVE OFFICERS
------------------
Carl T. Chadburn           Executive Vice President
                           Executive Vice President,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

Robert W. Fiondella        Chairman and Chief Executive Officer
                           Chairperson and Chief Executive
                           Officer,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

Philip R. McLoughlin       Executive Vice President
                           Executive Vice President and
                           Chief Investment Officer,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

NAME                       PRINCIPAL OCCUPATION
----                       --------------------
EXECUTIVE OFFICERS
------------------
David W. Searfoss          Executive Vice President
                           Executive Vice President and
                           Chief Financial Officer,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

Simon Y. Tan               Executive Vice President
                           Executive Vice President,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

Dona D. Young              President and Chief Operating
                           Officer
                           Various positions with
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries


    The above listing reflects the positions held during the last 5 years.

SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Policies may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums to PEPCO. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

    Phoenix is subject to the provisions of the New York insurance law applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

    The Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel of Phoenix Life Insurance Company, has passed upon the organization of Phoenix, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for Phoenix.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the Registration Statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the Account, Phoenix and the policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of the Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and the consolidated financial statements of Phoenix as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 appear in the pages that follow. The consolidated financial statements of Phoenix included herein should be considered only as bearing upon the ability of Phoenix to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period. In addition, the Unaudited Interim Statutory Financial Statements of Phoenix Life Insurance Company as of June 30, 2001 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

FLEX EDGE

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------

Flex Edge
      Flex Edge Success(R)
Joint Edge(R)
      Individual Edge(R)

            Phoenix Home Life
            Variable Universal Life Account
            December 31, 2000

[LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                         Goodwin        Engemann     Goodwin Multi-   Oakhurst
                                          Money          Capital      Sector Fixed    Strategic       Aberdeen
                                          Market         Growth          Income       Allocation    International
                                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                                       ------------   ------------    ------------   ------------   ------------
Assets
  Investments at cost                  $ 35,653,502   $309,825,522    $ 22,307,290   $ 46,481,448   $ 66,988,167
                                       ============   ============    ============   ============   ============
  Investments at market                $ 35,653,502   $358,300,592    $ 19,766,140   $ 47,114,591   $ 63,105,441
                                       ------------   ------------    ------------   ------------   ------------
    Total assets                         35,653,502    358,300,592      19,766,140     47,114,591     63,105,441
Liabilities
  Accrued expenses to related party          22,918        248,367          13,252         31,827         42,591
                                       ------------   ------------    ------------   ------------   ------------
Net assets                             $ 35,630,584   $358,052,225    $ 19,752,888   $ 47,082,764   $ 63,062,850
                                       ============   ============    ============   ============   ============
Accumulation units outstanding           21,680,467     62,951,663       8,171,702     12,822,190     25,574,741
                                       ============   ============    ============   ============   ============
Unit value                                 1.643524       5.687982        2.417339       3.672134       2.466095
                                       ============   ============    ============   ============   ============

                                                                                                    J.P. Morgan
                                                      Duff & Phelps     Seneca                        Research
                                         Oakhurst      Real Estate     Strategic       Aberdeen       Enhanced
                                         Balanced      Securities        Theme         New Asia        Index
                                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                                        -----------    -----------     -----------    -----------    -----------
Assets
  Investments at cost                   $29,381,115    $ 5,527,595     $32,373,748    $ 3,227,272    $30,759,207
                                        ===========    ===========     ===========    ===========    ===========
  Investments at market                 $30,726,316    $ 5,844,070     $29,593,420    $ 2,919,059    $29,711,542
                                        -----------    -----------     -----------    -----------    -----------
    Total assets                         30,726,316      5,844,070      29,593,420      2,919,059     29,711,542
Liabilities
  Accrued expenses to related party          20,807          3,803          20,393          1,975         18,375
                                        -----------    -----------     -----------    -----------    -----------
Net assets                              $30,705,509    $ 5,840,267     $29,573,027    $ 2,917,084    $29,693,167
                                        ===========    ===========     ===========    ===========    ===========
Accumulation units outstanding           13,282,161      3,505,995      13,119,703      3,678,557     20,596,322
                                        ===========    ===========     ===========    ===========    ===========
Unit value                                 2.311887       1.665868        2.254191       0.793031       1.441461
                                        ===========    ===========     ===========    ===========    ===========

                                                                                                       Sanford
                                                        Seneca          Oakhurst       Hollister      Bernstein
                                          Engemann      Mid-Cap        Growth and        Value         Mid-Cap
                                        Nifty Fifty     Growth           Income          Equity         Value
                                         Subaccount    Subaccount      Subaccount      Subaccount     Subaccount
                                        -----------    -----------     -----------     ----------     ----------
Assets
  Investments at cost                   $11,243,123    $10,251,070     $12,371,137     $6,424,401     $2,324,558
                                        ===========    ===========     ===========     ==========     ==========
  Investments at market                 $10,808,915    $10,338,557     $12,743,029     $7,510,156     $2,497,917
                                        -----------    -----------     -----------     ----------     ----------
    Total assets                         10,808,915     10,338,557      12,743,029      7,510,156      2,497,917
Liabilities
  Accrued expenses to related party           7,415          6,733           8,583          4,694          1,548
                                        -----------    -----------     -----------     ----------     ----------
Net assets                              $10,801,500    $10,331,824     $12,734,446     $7,505,462     $2,496,369
                                        ===========    ===========     ===========     ==========     ==========
Accumulation units outstanding            8,084,266      5,352,329       9,894,771      4,249,424      2,746,950
                                        ===========    ===========     ===========     ==========     ==========
Unit value                                 1.336173       1.930426        1.287044       1.766308       0.908818
                                        ===========    ===========     ===========     ==========     ==========

                                                         Wanger                        Templeton
                                        Wanger U.S.   International     Templeton        Asset        Templeton
                                         Small-Cap      Small-Cap         Growth        Strategy     International
                                        Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
                                        -----------    -----------        --------       --------     ----------
Assets
  Investments at cost                   $41,808,543    $22,533,590        $581,958       $626,285     $3,083,085
                                        ===========    ===========        ========       ========     ==========
  Investments at market                 $40,662,299    $25,105,813        $614,894       $572,049     $2,944,507
                                        -----------    -----------        --------       --------     ----------
    Total assets                         40,662,299     25,105,813         614,894        572,049      2,944,507
Liabilities
  Accrued expenses to related party          26,955         16,583             397            377          1,921
                                        -----------    -----------        --------       --------     ----------
Net assets                              $40,635,344    $25,089,230        $614,497       $571,672     $2,942,586
                                        ===========    ===========        ========       ========     ==========
Accumulation units outstanding           25,004,211     13,483,036         454,648        469,627      2,389,469
                                        ===========    ===========        ========       ========     ==========
Unit value                                 1.625211       1.860881        1.351645       1.217329       1.231535
                                        ===========    ===========        ========       ========     ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                         Templeton         Mutual                          Wanger          EAFE(R)
                                         Developing        Shares         Wanger          Foreign          Equity
                                          Markets       Investments       Twenty           Forty           Index
                                         Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $2,540,324      $  727,637      $1,299,481      $2,151,959      $2,631,015
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $2,237,451      $  791,860      $1,425,763      $2,167,574      $2,348,191
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                          2,237,451         791,860       1,425,763       2,167,574       2,348,191
Liabilities
  Accrued expenses to related party             929             470             910           1,380           1,544
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $2,236,522      $  791,390      $1,424,853      $2,166,194      $2,346,647
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding            2,060,726         657,402         948,445       1,168,434       2,399,690
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 1.085355        1.203867        1.502371        1.854010        0.977939
                                         ==========      ==========      ==========      ==========      ==========

                                                        Federated       Federated        Federated         Janus
                                          Bankers       U.S. Gov't     High Income       U.S. Gov't        Equity
                                        Trust Dow 30  Securities II    Bond Fund II         Bond           Income
                                         Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $  518,203      $  402,074      $  724,161      $  255,786      $1,352,881
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  513,552      $  421,906      $  634,031      $  266,051      $1,250,580
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            513,552         421,906         634,031         266,051       1,250,580
Liabilities
  Accrued expenses to related party             332             260             417             147             806
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  513,220      $  421,646      $  633,614      $  265,904      $1,249,774
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              543,557         378,748         704,346         224,790       1,322,752
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 0.944227        1.113319        0.899617        1.182948        0.944870
                                         ==========      ==========      ==========      ==========      ==========

                                                                          Morgan         Morgan           Alger
                                                          Janus           Stanley        Stanley        American
                                          Janus          Flexible          Focus        Technology      Leveraged
                                          Growth          Income           Equity       Portfolio        All-Cap
                                        Subaccount      Subaccount       Subaccount     Subaccount      Subaccount
                                        -----------     -----------     -----------     -----------     -----------
Assets
  Investments at cost                   $12,904,881     $   354,380     $   636,919     $11,236,382     $ 1,169,278
                                        ===========     ===========     ===========     ===========     ===========
  Investments at market                 $11,091,740     $   355,154     $   535,457     $ 7,492,516     $   965,295
                                        -----------     -----------     -----------     -----------     -----------
    Total assets                         11,091,740         355,154         535,457       7,492,516         965,295
Liabilities
  Accrued expenses to related party           7,581             225             358           5,242             635
                                        -----------     -----------     -----------     -----------     -----------
Net assets                              $11,084,159     $   354,929     $   535,099     $ 7,487,274     $   964,660
                                        ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding           12,064,752         336,079         599,169       9,193,658       1,263,232
                                        ===========     ===========     ===========     ===========     ===========
Unit value                                 0.918763        1.056132        0.893106        0.814431        0.763678
                                        ===========     ===========     ===========     ===========     ===========

                                          Engemann                                                        Sanford
                                          Small &                                        Fidelity        Bernstein
                                           Mid-Cap      Fidelity VIP      Fidelity      VIP Growth       Small-Cap
                                           Growth       Contrafund(R)    VIP Growth    Opportunities       Value
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $  406,815      $  507,222      $  718,004      $   95,502      $      467
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  344,108      $  497,000      $  638,042      $   86,974      $      500
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            344,108         497,000         638,042          86,974             500
Liabilities
  Accrued expenses to related party             211             251             409              50              --
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  343,897      $  496,749      $  637,633      $   86,924      $      500
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              423,128         531,075         744,382         101,832             460
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 0.812788        0.935406        0.856632        0.853634        1.084220
                                         ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                       Sanford       Bankers Trust
                                      Bernstein       NASDAQ 100
                                     Global Value      Index(R)
                                      Subaccount      Subaccount
                                     ------------    -------------
Assets
  Investments at cost                  $   13,390      $  799,784
                                       ==========      ==========
  Investments at market                $   13,476      $  538,806
                                       ----------      ----------
    Total assets                           13,476         538,806
Liabilities
  Accrued expenses to related party             5             380
                                       ----------      ----------
Net assets                             $   13,471      $  538,426
                                       ==========      ==========
Accumulation units outstanding             13,356         878,183
                                       ==========      ==========
Unit value                               1.008668        0.613141
                                       ==========      ==========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                 Goodwin            Engemann            Goodwin          Oakhurst
                                                  Money              Capital          Multi-Sector       Strategic
                                                  Market             Growth           Fixed Income       Allocation
                                                Subaccount          Subaccount         Subaccount        Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $  1,702,351       $     30,953       $  1,528,931       $  1,279,684
Expenses
  Mortality, expense risk and
    administrative charges                           232,780          3,468,485            149,002            384,362
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                       1,469,571         (3,437,532)         1,379,929            895,322
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                            --           (159,947)            11,203             (6,458)
Net realized gain distribution from Fund                  --         18,168,457                 --          4,799,808
Net unrealized appreciation (depreciation)
  on investment                                           --        (95,694,487)          (350,553)        (5,791,988)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                            --        (77,685,977)          (339,350)          (998,638)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $  1,469,571       $(81,123,509)      $  1,040,579       $   (103,316)
                                                ============       ============       ============       ============

                                                                                     Duff & Phelps         Seneca
                                                  Aberdeen           Oakhurst         Real Estate        Strategic
                                                International        Balanced          Securities          Theme
                                                 Subaccount         Subaccount         Subaccount        Subaccount
                                                ------------       ------------       ------------      ------------
Investment income
  Distributions                                 $    490,727       $    867,453       $    206,000      $         --
Expenses
  Mortality, expense risk and
    administrative charges                           572,800            248,874             38,370           259,771
                                                ------------       ------------       ------------      ------------
Net investment income (loss)                         (82,073)           618,579            167,630          (259,771)
                                                ------------       ------------       ------------      ------------
Net realized gain (loss) from share
  transactions                                      (268,631)           (11,419)             1,286           (10,063)
Net realized gain distribution from Fund           5,094,993          3,315,705                 --         3,989,889
Net unrealized appreciation (depreciation)
  on investment                                  (17,472,128)        (4,024,087)         1,088,914        (8,881,795)
                                                ------------       ------------       ------------      ------------
Net gain (loss) on investments                   (12,345,766)          (719,801)         1,090,200        (4,901,969)
                                                ------------       ------------       ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                     $(12,727,839)      $   (101,222)      $  1,257,830      $ (5,161,740)
                                                ============       ============       ============      =============

                                                                   J.P. Morgan
                                                                    Research                                   Seneca
                                                  Aberdeen          Enhanced           Engemann               Mid-Cap
                                                  New Asia            Index           Nifty Fifty              Growth
                                                 Subaccount         Subaccount         Subaccount          Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $     90,382       $    233,571       $         --       $         --
Expenses
  Mortality, expense risk and
    administrative charges                            24,508            219,275             89,754             58,763
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                          65,874             14,296            (89,754)           (58,763)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                         2,675           (171,035)            (7,270)               434
Net realized gain distribution from Fund                  --            910,726                 --            872,593
Net unrealized appreciation (depreciation)
  on investment                                     (623,993)        (4,415,945)        (2,313,247)          (914,018)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (621,318)        (3,676,254)        (2,320,517)           (40,991)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (555,444)      $ (3,661,958)      $ (2,410,271)      $    (99,754)
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                       Sanford
                                                  Oakhurst           Hollister        Bernstein             Wanger
                                                 Growth and            Value           Mid-Cap               U.S.
                                                   Income              Equity           Value             Small-Cap
                                                 Subaccount          Subaccount       Subaccount          Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $     65,396       $     35,060       $     16,557       $     51,613
Expenses
  Mortality, expense risk and
    administrative charges                            95,645             37,778             14,494            320,583
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                         (30,249)            (2,718)             2,063           (268,970)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                         8,152              3,265             (1,024)            (1,656)
Net realized gain distribution from Fund              50,018            637,250                 --          5,316,100
Net unrealized appreciation (depreciation)
  on investment                                     (993,442)           718,594            318,184         (8,908,091)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (935,272)         1,359,109            317,160         (3,593,647)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (965,521)      $  1,356,391       $    319,223       $ (3,862,617)
                                                ============       ============       ============       ============

                                                  Wanger                               Templeton
                                               International         Templeton           Asset             Templeton
                                                Small-Cap             Growth           Strategy         International
                                                Subaccount          Subaccount        Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $         --       $      3,584       $      9,767       $     32,563
Expenses
  Mortality, expense risk and
    administrative charges                           247,731              3,831              4,057             17,083
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                        (247,731)              (247)             5,710             15,480
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           432            (42,503)             1,378               (672)
Net realized gain distribution from Fund           3,684,638             85,026             74,966            215,841
Net unrealized appreciation (depreciation)
  on investment                                  (13,144,869)           (10,475)           (80,823)          (269,663)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                    (9,459,799)            32,048             (4,479)           (54,494)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $ (9,707,530)      $     31,801       $      1,231       $    (39,014)
                                                ============       ============       ============       ============

                                                 Templeton            Mutual                               Wanger
                                                 Developing           Shares             Wanger            Foreign
                                                  Markets           Investments          Twenty             Forty
                                                 Subaccount         Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $      8,179       $      4,453       $         --       $         --
Expenses
  Mortality, expense risk and
  administrative charges                               8,969              4,195              7,458             11,779
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                            (790)               258             (7,458)           (11,779)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                       (13,480)            (5,168)            (6,852)             1,093
Net realized gain distribution from Fund                  --              4,294             28,901             52,157
Net unrealized appreciation (depreciation)
  on investment                                     (420,356)            54,288             60,457           (198,798)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (433,836)            53,414             82,506           (145,548)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (434,626)      $     53,672       $     75,048       $   (157,327)
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                   EAFE(R)           Bankers           Federated          Federated
                                                   Equity             Trust            U.S. Gov't         High Income
                                                   Index              Dow 30         Securities II       Bond Fund II
                                                 Subaccount         Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $         --       $      3,966       $      4,396       $     40,448
Expenses
  Mortality, expense risk and
    administrative charges                            13,480              2,344              1,551              4,777
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                         (13,480)             1,622              2,845             35,671
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           714                 65                (57)            (3,310)
Net realized gain distribution from Fund              38,952              6,750                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                     (300,903)            (4,673)            19,618            (93,236)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (261,237)             2,142             19,561            (96,546)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (274,717)      $      3,764       $     22,406       $    (60,875)
                                                ============       ============       ============       ============

                                                Federated             Janus                                 Janus
                                                U.S. Gov't            Equity             Janus             Flexible
                                                   Bond               Income             Growth             Income
                                               Subaccount(1)        Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $      6,977       $      6,571       $     12,416       $     14,053
Expenses
  Mortality, expense risk and
    administrative charges                               694              5,750             66,127              1,455
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                           6,283                821            (53,711)            12,598
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           (99)               (95)            (1,997)                70
Net realized gain distribution from Fund                  --                 --                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                       10,265           (102,510)        (1,815,303)               774
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                        10,166           (102,605)        (1,817,300)               844
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $     16,449       $   (101,784)      $ (1,871,011)      $     13,442
                                                ============       ============       ============       ============

                                                   Morgan            Morgan             Alger
                                                   Stanley           Stanley           American            Engemann
                                                    Focus           Technology         Leveraged         Small & Mid-
                                                   Equity           Portfolio           All-Cap           Cap Growth
                                                 Subaccount         Subaccount       Subaccount(2)       Subaccount(6)
                                                ------------       ------------      -------------       ------------
Investment income
  Distributions                                 $         --       $         --       $         --       $         --
Expenses
  Mortality, expense risk and
    administrative charges                             2,929             55,511              2,461                616
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                          (2,929)           (55,511)            (2,461)              (616)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                          (161)           (29,918)            (3,557)                27
Net realized gain distribution from Fund                 383              1,639                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                     (101,536)        (3,746,268)          (203,983)           (62,707)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (101,314)        (3,774,547)          (207,540)           (62,680)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (104,243)      $ (3,830,058)      $   (210,001)      $    (63,296)
                                                ============       ============       ============       ============

                                                                                                           Sanford
                                                                     Fidelity          Fidelity           Bernstein
                                                Fidelity VIP        VIP Growth        VIP Growth          Small-Cap
                                                Contrafund(R)         Shares         Opportunities          Value
                                                Subaccount(3)      Subaccount(3)     Subaccount(3)       Subaccount(4)
                                                ------------       ------------      -------------       ------------
Investment income
  Distributions                                 $         --       $         --       $         --       $          1
Expenses
  Mortality, expense risk and
    administrative charges                               810              1,460                192
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                            (810)            (1,460)              (192)                 1
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           234             (3,019)              (406)                --
Net realized gain distribution from Fund
Net unrealized appreciation (depreciation)                --                 --                 --                 --
  on investment                                      (10,222)           (79,962)            (8,528)                33
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                        (9,988)           (82,981)            (8,934)                33
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $    (10,798)      $    (84,441)      $     (9,126)      $         34
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                Bankers
                                                Sanford          Trust
                                               Bernstein       NASDAQ 100
                                              Global Value      Index(R)
                                              Subaccount(5)   Subaccount(7)
                                              -------------   -------------

Investment income
  Distributions                                 $      16       $      --
Expenses
  Mortality, expense risk and
    administrative charges                              5           1,372
                                                ---------       ---------
Net investment income (loss)                           11          (1,372)
                                                ---------       ---------
Net realized gain (loss) from share
  transactions                                         --            (569)
Net realized gain distribution from Fund               --              --
Net unrealized appreciation (depreciation)
  on investment                                        86        (260,978)
                                                ---------       ---------
Net gain (loss) on investments                         86        (261,547)
                                                ---------       ---------
Net increase (decrease) in net assets
  resulting from operations                     $      97       $(262,919)
                                                =========       =========

(1)   From inception January 6, 2000 to December 31, 2000
(2)   From inception June 14, 2000 to December 31, 2000
(3)   From inception June 6, 2000 to December 31, 2000
(4)   From inception December 16, 2000 to December 31, 2000
(5)   From inception December 6, 2000 to December 31, 2000
(6)   From inception August 21, 2000 to December 31, 2000
(7)   From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements

                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                       GOODWIN          OAKHURST
                                                                   GOODWIN MONEY      ENGEMANN       MULTI-SECTOR       STRATEGIC
                                                                      MARKET       CAPITAL GROWTH    FIXED INCOME       ALLOCATION
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $  1,401,659     $    881,082    $   1,426,094     $  1,035,758
Expenses
       Mortality, expense risk and administrative charges...             236,917        2,894,867          137,459          362,811
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)...............................            1,164,742       (2,013,785)       1,288,635          672,947
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions...........                  -            199,224            1,383            6,462
Net realized gain distribution from Fund...................                  -         33,712,379              -          2,422,170
Net unrealized appreciation (depreciation) on investment...                  -         67,520,555         (510,719)       1,547,396
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments.............................                  -        101,432,158         (509,336)       3,976,028
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations.................................................         $  1,164,742     $ 99,418,373    $     779,299     $  4,648,975
                                                                    ============     ============    =============     ============


                                                                                                     DUFF & PHELPS       SENECA
                                                                     ABERDEEN         OAKHURST        REAL ESTATE       STRATEGIC
                                                                  INTERNATIONAL       BALANCED        SECURITIES          THEME
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $  1,559,263     $    722,804    $     201,455     $        -
Expenses
       Mortality, expense risk and administrative charges...             513,193          235,015           31,223          114,711
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)................................           1,046,070          487,789          170,232         (114,711)
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions............              47,349           13,373           (8,551)          (3,328)
Net realized gain distribution from Fund....................           9,024,051        1,090,011             -           2,873,771
Net unrealized appreciation (depreciation) on investment....           6,988,805        1,469,608          (25,923)       4,256,078
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments..............................          16,060,205        2,572,992          (34,474)       7,126,521
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations..................................................        $ 17,106,275     $  3,060,781    $     135,758     $  7,011,810
                                                                    ============     ============    =============     ============


                                                                     ABERDEEN         RESEARCH      ENGEMANN NIFTY        SENECA
                                                                     NEW ASIA      ENHANCED INDEX       FIFTY         MID-CAP GROWTH
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $     22,625     $    209,690    $         -       $        -
Expenses
       Mortality, expense risk and administrative charges...              17,571          172,148           40,023           13,409
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)................................               5,054           37,542          (40,023)         (13,409)
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions............               4,188            9,241              817            4,734
Net realized gain distribution from Fund....................                -           1,395,107             -              74,364
Net unrealized appreciation (depreciation) on investment....             869,485        2,060,618        1,626,903          871,293
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments..............................             873,673        3,464,966        1,627,720          950,391
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations..................................................        $    878,727     $  3,502,508    $   1,587,697     $    936,982
                                                                    ============     ============    =============     ============

                        See Notes to Financial Statements

                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                                      OAKHURST
                                                                  GROWTH AND       HOLLISTER         SCHAFER          WANGER U.S.
                                                                    INCOME        VALUE EQUITY     MID-CAP VALUE      SMALL CAP
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $     51,165       $     6,780     $     20,315       $       -
Expenses
       Mortality, expense risk and administrative charges.             55,910            12,530           10,223           268,787
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             (4,745)           (5,750)          10,092          (268,787)
                                                                 ------------       -----------     ------------       -----------
Net realized gain (loss) from share transactions..........               (252)            3,904          (25,572)           72,743
Net realized gain distribution from Fund..................            119,133           142,030              -           2,967,831
Net unrealized appreciation (depreciation) on investment..          1,012,913           291,974         (130,299)        4,934,358
                                                                 ------------       -----------     ------------       -----------
Net gain (loss) on investments............................          1,131,794           437,908         (155,871)        7,974,932
                                                                 ------------       -----------     ------------       -----------
Net increase (decrease) in net assets resulting from
operations................................................       $  1,127,049       $   432,158     $   (145,779)      $ 7,706,145
                                                                 ============       ===========     ============       ===========


                                                                   WANGER                           TEMPLETON
                                                                INTERNATIONAL       TEMPLETON         ASSET           TEMPLETON
                                                                  SMALL CAP          STOCK          ALLOCATION       INTERNATIONAL
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $    190,889       $     1,255     $        844       $    3,225
Expenses
       Mortality, expense risk and administrative charges.
                                                                      123,317             1,324            1,149             4,112
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             67,572               (69)            (305)             (887)
                                                                 ------------       -----------     ------------       -----------
Net realized gain (loss) from share transactions..........             28,287             1,336              172            16,281

Net realized gain distribution from Fund..................                -               6,648            5,190            12,000

Net unrealized appreciation (depreciation) on investment..         15,112,035            42,995           26,220           129,839
                                                                 ------------       -----------     ------------       -----------

Net gain (loss) on investments............................         15,140,322            50,979           31,582           158,120
                                                                 ------------       -----------     ------------       -----------
operations................................................       $ 15,207,894       $    50,910     $     31,277      $    157,233
                                                                 ============       ===========     ============       ===========


                                                                   TEMPLETON
                                                                   DEVELOPING     MUTUAL SHARES       WANGER            WANGER
                                                                   MARKETS         INVESTMENTS        TWENTY         FOREIGN FORTY
                                                                  SUBACCOUNT       SUBACCOUNT      SUBACCOUNT(1)     SUBACCOUNT(2)
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $        265       $       156     $        -         $       -
Expenses
       Mortality, expense risk and administrative charges.
                                                                        2,573             1,498            2,874             1,627
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             (2,308)           (1,342)          (2,874)           (1,627)
                                                                 ------------       -----------     ------------       -----------

Net realized gain (loss) from share transactions..........               (584)              382           12,711             7,285
Net realized gain distribution from Fund..................                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment..            117,427             9,335           65,825           214,413
                                                                 ------------       -----------     ------------       -----------
Net gain (loss) on investments............................            116,843             9,717           78,536           221,698
                                                                 ------------       -----------     ------------       -----------
Net increase (decrease) in net assets resulting from
operations................................................       $    114,535       $     8,375     $     75,662       $   220,071
                                                                 ============       ===========     ============       ===========

(1) From inception February 5, 1999 to December 31, 1999
(2) From inception February 9, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                 FEDERATED         FEDERATED
                                                                 EAFE            BANKERS         U.S. GOV'T       HIGH INCOME
                                                             EQUITY INDEX      TRUST DOW 30     SECURITIES II     BOND FUND II
                                                             SUBACCOUNT(3)     SUBACCOUNT(4)    SUBACCOUNT(5)     SUBACCOUNT(6)
                                                            ----------------  ---------------  ---------------- ----------------
Investment income
       Distributions....................................       $      3,673       $        6      $        -        $       -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                364                0               144              287
                                                               ------------       ----------      ------------      -----------
Net investment income (loss)............................              3,309                6              (144)            (287)
                                                               ------------       ----------      ------------      -----------
Net realized gain (loss) from share transactions........                 (2)             -                  (0)             (11)
Net realized gain distribution from Fund................              6,862              -                 -                -
Net unrealized appreciation (depreciation) on investment             18,079               22               214            3,106
                                                               ------------       ----------      ------------      -----------
Net gain (loss) on investments..........................             24,939               22               214            3,095
                                                               ------------       ----------      ------------      -----------
Net increase (decrease) in net assets resulting from
operations..............................................       $     28,248       $       28      $         70      $     2,808
                                                               ============       ==========      ============      ===========


                                                                 JANUS                          JANUS FLEXIBLE   MORGAN STANLEY
                                                             EQUITY INCOME     JANUS GROWTH         INCOME       FOCUS EQUITY
                                                             SUBACCOUNT(7)     SUBACCOUNT(8)     SUBACCOUNT(9)   SUBACCOUNT(10)
                                                            ----------------  ---------------  ---------------- ---------------
Investment income
       Distributions....................................       $        -         $      -        $          9      $       -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                  1               16                 1                0
                                                               ------------       ----------      ------------      -----------
Net investment income (loss)............................                 (1)             (16)                8              -
                                                               ------------       ----------      ------------      -----------
Net realized gain (loss) from share transactions........                -                  0                (0)               1
Net realized gain distribution from Fund................                -                -                 -                -
Net unrealized appreciation (depreciation) on investment                209            2,162                (7)              74
                                                               ------------       ----------      ------------      -----------
Net gain (loss) on investments..........................                209            2,162                (7)              75
                                                               ------------       ----------      ------------      -----------
Net increase (decrease) in net assets resulting from
operations..............................................       $        208       $    2,146      $          1      $        75
                                                               ============       ==========      ============      ===========


                                                               TECHNOLOGY
                                                               PORTFOLIO
                                                             SUBACCOUNT(11)
                                                            ----------------
Investment income
       Distributions....................................       $        -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                 12
                                                               ------------
Net investment income (loss)............................                (12)
                                                               ------------
Net realized gain (loss) from share transactions........                 (0)
Net realized gain distribution from Fund................                -
Net unrealized appreciation (depreciation) on investment              2,402
                                                               ------------
Net gain (loss) on investments..........................              2,402
                                                               ------------
Net increase (decrease) in net assets resulting from
operations..............................................       $      2,390
                                                               ============

  (3) From inception July 20, 1999 to December 31, 1999
  (4) From inception December 23, 1999 to December 31, 1999
  (5) From inception August 5, 1999 to December 31, 1999
  (6) From inception August 2, 1999 to December 31, 1999
  (7) From inception December 23, 1999 to December 31, 1999
  (8) From inception December 20, 1999 to December 31, 1999
  (9) From inception December 21, 1999 to December 31, 1999
 (10) From inception December 21, 1999 to December 31, 1999
 (11) From inception December 20, 1999 to December 31, 1999

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                     MULTI-SECTOR
                                                                         MONEY MARKET              GROWTH            FIXED INCOME
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   982,207            $   342,838          $ 1,284,827
Expenses
   Mortality, expense risk and administrative charges...............          157,449              2,170,154              138,095
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          824,758             (1,827,316)           1,146,732
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................               --               (127,873)              18,767
Net realized gain distribution from Fund............................               --             11,409,998              104,945
Net unrealized appreciation (depreciation) on investment............               --             63,176,153           (2,089,209)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................               --             74,458,278           (1,965,497)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   824,758            $72,630,962           $ (818,765)
                                                                          ===========            ===========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION            INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   736,394             $       --         $    583,227
Expenses
   Mortality, expense risk and administrative charges...............          309,722                425,434              184,043
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          426,672               (425,434)             399,184
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (41,194)               (52,504)               6,011
Net realized gain distribution from Fund............................        2,776,286             10,074,498              814,962
Net unrealized appreciation (depreciation) on investment............        4,003,067              2,276,436            2,783,483
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        6,738,159             12,298,430            3,604,456
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 7,164,831            $11,872,996           $4,003,640
                                                                          ===========            ===========           ==========

                                                                                                                       ABERDEEN
                                                                          REAL ESTATE          STRATEGIC THEME         NEW ASIA
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   200,097            $     4,366          $     6,267
Expenses
   Mortality, expense risk and administrative charges...............           32,577                 44,756               10,002
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          167,520                (40,390)              (3,735)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (25,938)                 9,537               13,286
Net realized gain distribution from Fund............................            4,891                468,250                   --
Net unrealized appreciation (depreciation) on investment............       (1,192,311)             1,903,438              (44,106)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................       (1,213,358)             2,381,225              (30,820)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $(1,045,838)           $ 2,340,835           $  (34,555)
                                                                          ===========            ===========           ==========

                                                                                                                        SENECA
                                                                           ENHANCED               ENGEMANN              MID-CAP
                                                                             INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT            SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------            -------------        -------------
Investment income
   Distributions....................................................      $    89,559            $       676           $      771
Expenses
   Mortality, expense risk and administrative charges...............           55,576                  4,388                2,272
                                                                          -----------            -----------           ----------
Net investment income (loss) .......................................           33,983                 (3,712)              (1,501)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................           (1,698)                (2,426)              (1,568)
Net realized gain distribution from Fund............................          535,197                     --                   --
Net unrealized appreciation (depreciation) on investment............        1,267,409                252,136              130,212
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        1,800,908                249,710              128,644
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 1,834,891            $   245,998           $  127,143
                                                                          ===========            ===========           ==========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            GROWTH                VALUE               SCHAFER
                                                                          AND INCOME              EQUITY              MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)        SUBACCOUNT(1)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    12,489          $     3,183              $  2,642
Expenses
   Mortality, expense risk and administrative charges...............            7,627                2,697                 2,556
                                                                          -----------          -----------              ---------
Net investment income (loss)........................................            4,862                  486                    86
                                                                          -----------          -----------              ---------
Net realized gain (loss) from share transactions....................              594               (4,166)                   10
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          352,421               75,187               (14,526)
                                                                          -----------          -----------              ---------
Net gain (loss) on investments......................................          353,015               71,021               (14,516)
                                                                          -----------          -----------              ---------
Net increase (decrease) in net assets resulting from operations.....      $   357,877          $    71,507              $(14,430)
                                                                          ===========          ===========              =========

                                                                            WANGER                WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $        --          $    93,297              $     --
Expenses
   Mortality, expense risk and administrative charges...............          196,294               74,180                     8
                                                                          -----------          -----------              --------
Net investment income (loss)........................................         (196,294)              19,117                    (8)
                                                                          -----------          -----------              --------
Net realized gain (loss) from share transactions....................        1,128,070                3,286                   148
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          857,628            1,051,832                   416
                                                                          -----------          -----------              --------
Net gain (loss) on investments......................................        1,985,698            1,055,118                   564
                                                                          -----------          -----------              --------
Net increase (decrease) in net assets resulting from operations.....      $ 1,789,404          $ 1,074,235              $    556
                                                                          ===========          ===========              ========

                                                                           TEMPLETON            TEMPLETON
                                                                       ASSET ALLOCATION       INTERNATIONAL
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $        --          $        --
Expenses
   Mortality, expense risk and administrative charges...............                9                   31
                                                                          -----------          -----------
Net investment income (loss)........................................               (9)                 (31)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................              (12)                 862
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............              367                1,246
                                                                          -----------          -----------
Net gain (loss) on investments......................................              355                2,108
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....       $      346          $     2,077
                                                                          ===========          ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                         SUBACCOUNT(5)        SUBACCOUNT(6)
                                                                         -------------        -------------
Investment income
   Distributions....................................................          $    --           $       --
Expenses
   Mortality, expense risk and administrative charges...............                5                   33
                                                                          -----------          -----------
Net investment income (loss)........................................               (5)                 (33)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................            1,117                   59
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............               56                  600
                                                                          -----------          -----------
Net gain (loss) on investments......................................            1,173                  659
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....      $     1,168          $       626
                                                                          ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                           Goodwin            Engemann            Goodwin
                                                            Money              Capital          Multi-Sector
                                                            Market             Growth           Fixed Income
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $  1,469,571       $  (3,437,532)      $  1,379,929
  Net realized gain (loss)                                         --          18,008,510             11,203
  Net unrealized appreciation (depreciation)                       --         (95,694,487)          (350,553)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations         1,469,571         (81,123,509)         1,040,579
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                     44,230,502          53,469,804          2,934,415
  Participant transfers                                   (39,261,422)        (13,882,601)          (705,192)
  Participant withdrawals                                  (6,958,363)        (48,848,478)        (1,960,140)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          (1,989,283)         (9,261,275)           269,083
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                      (519,712)        (90,384,784)         1,309,662
Net assets
  Beginning of period                                      36,150,296         448,437,009         18,443,226
                                                         ------------       -------------       ------------
  End of period                                          $ 35,630,584       $ 358,052,225       $ 19,752,888
                                                         ============       =============       ============

                                                           Oakhurst
                                                          Strategic           Aberdeen            Oakhurst
                                                          Allocation        International         Balanced
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    895,322       $     (82,073)      $    618,579
  Net realized gain (loss)                                  4,793,350           4,826,362          3,304,286
  Net unrealized appreciation (depreciation)               (5,791,988)        (17,472,128)        (4,024,087)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (103,316)        (12,727,839)          (101,222)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      5,271,780           8,349,483          3,942,652
  Participant transfers                                    (2,193,683)         (2,449,667)        (1,369,588)
  Participant withdrawals                                  (5,475,917)         (7,293,463)        (3,388,052)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          (2,397,820)         (1,393,647)          (814,988)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    (2,501,136)        (14,121,486)          (916,210)
Net assets
  Beginning of period                                      49,583,900          77,184,336         31,621,719
                                                         ------------       -------------       ------------
  End of period                                          $ 47,082,764       $  63,062,850       $ 30,705,509
                                                         ============       =============       ============

                                                        Duff & Phelps          Seneca
                                                         Real Estate          Strategic           Aberdeen
                                                          Securities            Theme             New Asia
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    167,630       $    (259,771)      $     65,874
  Net realized gain (loss)                                      1,286           3,979,826              2,675
  Net unrealized appreciation (depreciation)                1,088,914          (8,881,795)          (623,993)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations         1,257,830          (5,161,740)          (555,444)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        905,880           6,598,440            571,271
  Participant transfers                                        84,208           7,356,731            131,670
  Participant withdrawals                                    (425,758)         (3,392,243)          (286,003)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             564,330          10,562,928            416,938
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     1,822,160           5,401,188           (138,506)
Net assets
  Beginning of period                                       4,018,107          24,171,839          3,055,590
                                                         ------------       -------------       ------------
  End of period                                          $  5,840,267       $  29,573,027       $  2,917,084
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                         J.P. Morgan
                                                           Research                               Seneca
                                                           Enhanced           Engemann            Mid-Cap
                                                            Index            Nifty Fifty          Growth
                                                          Subaccount          Subaccount         Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $     14,296       $     (89,754)      $    (58,763)
  Net realized gain (loss)                                    739,691              (7,270)           873,027
  Net unrealized appreciation (depreciation)               (4,415,945)         (2,313,247)          (914,018)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,661,958)         (2,410,271)           (99,754)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      5,935,241           3,411,555          1,860,532
  Participant transfers                                     1,867,738           2,276,138          6,257,589
  Participant withdrawals                                  (2,583,343)         (1,282,380)          (842,357)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           5,219,636           4,405,313          7,275,764
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     1,557,678           1,995,042          7,176,010
Net assets
  Beginning of period                                      28,135,489           8,806,458          3,155,814
                                                         ------------       -------------       ------------
  End of period                                          $ 29,693,167       $  10,801,500       $ 10,331,824
                                                         ============       =============       ============

                                                                                                   Sanford
                                                           Oakhurst           Hollister           Bernstein
                                                          Growth and            Value              Mid-Cap
                                                            Income             Equity               Value
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (30,249)      $      (2,718)      $      2,063
  Net realized gain (loss)                                     58,170             640,515             (1,024)
  Net unrealized appreciation (depreciation)                 (993,442)            718,594            318,184
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (965,521)          1,356,391            319,223
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      3,415,813           1,229,412            425,728
  Participant transfers                                     1,507,066           2,831,492            435,298
  Participant withdrawals                                  (1,324,981)           (522,187)          (184,944)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           3,597,898           3,538,717            676,082
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     2,632,377           4,895,108            995,305
Net assets
  Beginning of period                                      10,102,069           2,610,354          1,501,064
                                                         ------------       -------------       ------------
  End of period                                          $ 12,734,446       $   7,505,462       $  2,496,369
                                                         ============       =============       ============

                                                                                Wanger
                                                         Wanger U.S.         International        Templeton
                                                          Small-Cap            Small-Cap           Growth
                                                          Subaccount          Subaccount         Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $   (268,970)      $    (247,731)      $       (247)
  Net realized gain (loss)                                  5,314,444           3,685,070             42,523
  Net unrealized appreciation (depreciation)               (8,908,091)        (13,144,869)           (10,475)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,862,617)         (9,707,530)            31,801
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      8,161,032           5,008,047            143,501
  Participant transfers                                    (1,477,499)          3,499,721            215,851
  Participant withdrawals                                  (3,921,188)         (2,958,472)           (75,212)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           2,762,345           5,549,296            284,140
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    (1,100,272)         (4,158,234)           315,941
Net assets
  Beginning of period                                      41,735,616          29,247,464            298,556
                                                         ------------       -------------       ------------
  End of period                                          $ 40,635,344       $  25,089,230       $    614,497
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                 Templeton
                                                          Templeton           Templeton          Developing
                                                        Asset Strategy      International          Markets
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $      5,710       $      15,480       $       (790)
  Net realized gain (loss)                                     76,344             215,169            (13,480)
  Net unrealized appreciation (depreciation)                  (80,823)           (269,663)          (420,356)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations             1,231             (39,014)          (434,626)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        160,423             812,534            548,959
  Participant transfers                                       218,575           1,334,917          1,581,009
  Participant withdrawals                                     (97,608)           (436,763)          (223,454)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             281,390           1,710,688          1,906,514
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       282,621           1,671,674          1,471,888
Net assets
  Beginning of period                                         289,051           1,270,912            764,634
                                                         ------------       -------------       ------------
  End of period                                          $    571,672       $   2,942,586       $  2,236,522
                                                         ============       =============       ============

                                                         Mutual Shares         Wanger              Wanger
                                                          Investments          Twenty           Foreign Forty
                                                           Subaccount        Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $        258       $      (7,458)      $    (11,779)
  Net realized gain (loss)                                       (874)             22,049             53,250
  Net unrealized appreciation (depreciation)                   54,288              60,457           (198,798)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations            53,672              75,048           (157,327)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        210,237             326,411            444,420
  Participant transfers                                       217,947             470,630          1,419,460
  Participant withdrawals                                    (101,571)           (133,597)          (143,042)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             326,613             663,444          1,720,838
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       380,285             738,492          1,563,511
Net assets
  Beginning of period                                         411,105             686,361            602,683
                                                         ------------       -------------       ------------
  End of period                                          $    791,390       $   1,424,853       $  2,166,194
                                                         ============       =============       ============

                                                           EAFE(R)            Bankers            Federated
                                                           Equity              Trust            U.S. Gov't
                                                           Index               Dow 30          Securities II
                                                         Subaccount          Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (13,480)      $       1,622       $      2,845
  Net realized gain (loss)                                     39,666               6,815                (57)
  Net unrealized appreciation (depreciation)                 (300,903)             (4,673)            19,618
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (274,717)              3,764             22,406
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        324,384             107,635             87,647
  Participant transfers                                     2,270,656             424,235            261,097
  Participant withdrawals                                    (211,405)            (27,696)           (29,164)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           2,383,635             504,174            319,580
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     2,108,918             507,938            341,986
Net assets
  Beginning of period                                         237,729               5,282             79,660
                                                         ------------       -------------       ------------
  End of period                                          $  2,346,647       $     513,220       $    421,646
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                          Federated          Federated             Janus
                                                         High Income         U.S. Gov't            Equity
                                                         Bond Fund II           Bond               Income
                                                          Subaccount        Subaccount(1)        Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $     35,671       $       6,283       $        821
  Net realized gain (loss)                                     (3,310)                (99)               (95)
  Net unrealized appreciation (depreciation)                  (93,236)             10,265           (102,510)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations           (60,875)             16,449           (101,784)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        209,736              21,214            371,910
  Participant transfers                                       471,350             243,678          1,049,012
  Participant withdrawals                                    (165,804)            (15,437)           (82,762)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             515,282             249,455          1,338,160
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       454,407             265,904          1,236,376
Net assets
  Beginning of period                                         179,207                  --             13,398
                                                         ------------       -------------       ------------
  End of period                                          $    633,614       $     265,904       $  1,249,774
                                                         ============       =============       ============

                                                                                                   Morgan
                                                                               Janus              Stanley
                                                           Janus              Flexible              Focus
                                                           Growth              Income              Equity
                                                         Subaccount          Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (53,711)      $      12,598       $     (2,929)
  Net realized gain (loss)                                     (1,997)                 70                222
  Net unrealized appreciation (depreciation)               (1,815,303)                774           (101,536)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (1,871,011)             13,442           (104,243)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      2,592,783             111,451            152,659
  Participant transfers                                    10,968,373             259,859            518,092
  Participant withdrawals                                    (785,493)            (34,137)           (33,482)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          12,775,663             337,173            637,269
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    10,904,652             350,615            533,026
Net assets
  Beginning of period                                         179,507               4,314              2,073
                                                         ------------       -------------       ------------
  End of period                                          $ 11,084,159       $     354,929       $    535,099
                                                         ============       =============       ============

                                                          Morgan               Alger              Engemann
                                                          Stanley             American             Small &
                                                         Technology           Leveraged            Mid-Cap
                                                         Portfolio             All-Cap             Growth
                                                         Subaccount         Subaccount(2)       Subaccount(6)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (55,511)      $      (2,461)      $       (616)
  Net realized gain (loss)                                    (28,279)             (3,557)                27
  Net unrealized appreciation (depreciation)               (3,746,268)           (203,983)           (62,707)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,830,058)           (210,001)           (63,296)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      2,178,620             215,280             43,300
  Participant transfers                                     9,701,539             990,287            371,361
  Participant withdrawals                                    (674,951)            (30,906)            (7,468)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          11,205,208           1,174,661            407,193
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     7,375,150             964,660            343,897
Net assets
  Beginning of period                                         112,124                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $  7,487,274       $     964,660       $    343,897
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                Fidelity VIP
                                                         Fidelity VIP        Fidelity VIP          Growth
                                                         Contrafund(R)          Growth          Opportunities
                                                         Subacount(3)        Subacount(3)       Subaccount(3)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $       (810)      $      (1,460)      $       (192)
  Net realized gain (loss)                                        234              (3,019)              (406)
  Net unrealized appreciation (depreciation)                  (10,222)            (79,962)            (8,528)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations           (10,798)            (84,441)            (9,126)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                         90,132              88,790             11,724
  Participant transfers                                       426,857             650,387             88,187
  Participant withdrawals                                      (9,442)            (17,103)            (3,861)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             507,547             722,074             96,050
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       496,749             637,633             86,924
Net assets
  Beginning of period                                              --                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $    496,749       $     637,633       $     86,924
                                                         ============       =============       ============

                                                           Sanford                                Bankers
                                                          Bernstein           Sanford              Trust
                                                          Small-Cap          Bernstein           NASDAQ 100
                                                            Value          Global Value           Index(R)
                                                         Subaccount(4)      Subaccount(5)       Subaccount(7)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $          1       $          11       $     (1,372)
  Net realized gain (loss)                                         --                  --               (569)
  Net unrealized appreciation (depreciation)                       33                  86           (260,978)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations                34                  97           (262,919)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                             60                  88             81,823
  Participant transfers                                           414              13,286            726,749
  Participant withdrawals                                          (8)                 --             (7,227)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                 466              13,374            801,345
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                           500              13,471            538,426
Net assets
  Beginning of period                                              --                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $        500       $      13,471       $    538,426
                                                         ============       =============       ============

  (1)   From inception January 6, 2000 to December 31, 2000
  (2)   From inception June  14, 2000 to December 31, 2000
  (3)   From inception June 6, 2000 to December 31, 2000
  (4)   From inception December 16, 2000 to December 31, 2000
  (5)   From inception December 6, 2000 to December 31, 2000
  (6)   From inception August 21, 2000 to December 31, 2000
  (7)   From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                      GOODWIN
                                                                          GOODWIN               ENGEMANN            MULTI-SECTOR
                                                                        MONEY MARKET         CAPITAL GROWTH         FIXED INCOME
                                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................          $     1,164,742       $    (2,013,785)      $    1,288,635
       Net realized gain (loss)...............................                      -              33,911,603                1,383
       Net unrealized appreciation (depreciation).............                      -              67,520,555             (510,719)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                1,164,742            99,418,373              779,299
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................               45,745,678            55,380,624            3,185,838
       Participant transfers..................................              (32,514,036)            2,056,950               10,155
       Participant withdrawals................................               (7,462,353)          (39,295,629)          (1,861,647)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
               from participant transactions..................                5,769,289            18,141,945            1,334,346
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                6,934,031           117,560,318            2,113,645
NET ASSETS
       Beginning of period....................................               29,216,265           330,876,691           16,329,581
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $    36,150,296       $   448,437,009       $   18,443,226
                                                                        ===============       ===============       ==============


                                                                         OAKHURST
                                                                         STRATEGIC              ABERDEEN              OAKHURST
                                                                         ALLOCATION           INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................          $       672,947       $     1,046,070       $      487,789
       Net realized gain (loss)...............................                2,428,632             9,071,400            1,103,384
       Net unrealized appreciation (depreciation).............                1,547,396             6,988,805            1,469,608
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                4,648,975            17,106,275            3,060,781
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                5,766,295             8,895,302            4,014,520
       Participant transfers..................................                  426,167            (2,116,044)             785,289
       Participant withdrawals................................               (4,114,288)           (6,140,365)          (3,398,123)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
               from participant transactions..................                2,078,174               638,893            1,401,686
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                6,727,149            17,745,168            4,462,467
NET ASSETS
       Beginning of period....................................               42,856,751            59,439,168           27,159,252
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $    49,583,900       $    77,184,336       $   31,621,719
                                                                        ===============       ===============       ==============


                                                                                                                   DUFF & PHELPS
                                                                         REAL ESTATE            SENECA               ABERDEEN
                                                                         SECURITIES            STRATEGIC             NEW ASIA
                                                                         SUBACCOUNT         THEME SUBACCOUNT         SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................           $      170,232       $      (114,711)       $       5,054
       Net realized gain (loss)...............................                   (8,551)            2,870,443                4,188
       Net unrealized appreciation (depreciation).............                  (25,923)            4,256,078              869,485
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                  135,758             7,011,810              878,727
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                1,205,811             3,459,133              500,215
       Participant transfers..................................                 (767,489)            7,228,439              378,701
       Participant withdrawals................................                 (441,550)           (1,588,498)            (180,470)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    (3,228)            9,099,074              698,446
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                  132,530            16,110,884            1,577,173
NET ASSETS
       Beginning of period....................................                3,885,577             8,060,955            1,478,417
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $     4,018,107       $    24,171,839       $    3,055,590
                                                                        ===============       ===============       ==============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                         RESEARCH ENHANCED         ENGEMANN             SENECA
                                                                               INDEX             NIFTY FIFTY        MID-CAP GROWTH
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $       37,542       $      (40,023)     $     (13,409)
       Net realized gain (loss)...............................                    1,404,348                  817             79,098
       Net unrealized appreciation (depreciation).............                    2,060,618            1,626,903            871,293
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    3,502,508            1,587,697            936,982
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    4,764,435            1,600,829            550,378
       Participant transfers..................................                    9,507,736            4,539,540            896,097
       Participant withdrawals................................                   (2,366,241)            (663,615)          (177,076)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    11,905,930            5,476,754          1,269,399
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                   15,408,438            7,064,451          2,206,381
NET ASSETS
       Beginning of period....................................                   12,727,051            1,742,007            949,433
                                                                             --------------       --------------      -------------
       End of period..........................................               $   28,135,489       $    8,806,458      $   3,155,814
                                                                             ==============       ==============      =============


                                                                              OAKHURST            HOLLISTER           SCHAFER
                                                                          GROWTH AND INCOME      VALUE EQUITY       MID-CAP VALUE
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $       (4,745)      $       (5,750)      $     10,092
       Net realized gain (loss)...............................                      118,881              145,934            (25,572)
       Net unrealized appreciation (depreciation).............                    1,012,913              291,974           (130,299)
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    1,127,049              432,158           (145,779)
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    2,435,487              547,053            436,822
       Participant transfers..................................                    4,170,995              999,772            435,382
       Participant withdrawals................................                     (964,227)            (185,449)          (117,678)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                     5,642,255            1,361,376            754,526
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                    6,769,304            1,793,534            608,747
NET ASSETS
       Beginning of period....................................                    3,332,765              816,820            892,317
                                                                             --------------       --------------      -------------
       End of period..........................................               $   10,102,069       $    2,610,354      $   1,501,064
                                                                             ==============       ==============      =============


                                                                                                    WANGER
                                                                             WANGER U.S.         INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP            SMALL CAP             STOCK
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $     (268,787)      $       67,572      $         (69)
       Net realized gain (loss)...............................                    3,040,574               28,287              7,984
       Net unrealized appreciation (depreciation).............                    4,934,358           15,112,035             42,995
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    7,706,145           15,207,894             50,910
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    7,502,489            3,435,101            154,926
       Participant transfers..................................                     (622,831)             956,598            102,914
       Participant withdrawals................................                   (4,086,854)          (1,563,997)           (37,586)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                     2,792,804            2,827,702            220,254
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                   10,498,949           18,035,596            271,164
NET ASSETS
       Beginning of period....................................                   31,236,667           11,211,868             27,392
                                                                             --------------       --------------      -------------
       End of period..........................................               $   41,735,616       $   29,247,464      $     298,556
                                                                             ==============       ==============      =============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                                   TEMPLETON
                                                                        TEMPLETON ASSET         TEMPLETON         DEVELOPING
                                                                          ALLOCATION          INTERNATIONAL         MARKETS
                                                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................             $        (305)       $        (887)     $      (2,308)
       Net realized gain (loss)...............................                     5,362               28,281               (584)
       Net unrealized appreciation (depreciation).............                    26,220              129,839            117,427
                                                                           -------------        -------------      -------------
       Net increase (decrease) resulting from operations......                    31,277              157,233            114,535
                                                                           -------------        -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    59,531              188,339            140,700
       Participant transfers..................................                   180,739              950,796            564,459
       Participant withdrawals................................                   (20,055)             (78,924)           (65,725)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    220,215            1,060,211            639,434
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   251,492            1,217,444            753,969
NET ASSETS

       Beginning of period....................................                    37,559               53,468             10,665
                                                                           -------------        -------------      -------------
       End of period..........................................             $     289,051        $   1,270,912      $     764,634
                                                                           =============        =============      =============


                                                                         MUTUAL SHARES                               WANGER
                                                                          INVESTMENTS         WANGER TWENTY       FOREIGN FORTY
                                                                          SUBACCOUNT          SUBACCOUNT(1)       SUBACCOUNT(2)
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................             $      (1,342)       $      (2,874)     $      (1,627)
       Net realized gain (loss)...............................                       382               12,711              7,285
       Net unrealized appreciation (depreciation).............                     9,335               65,825            214,413
       Net increase (decrease) resulting from operations......                     8,375               75,662            220,071
                                                                           -------------        -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                   131,902              173,164             61,520
       Participant transfers..................................                   245,705              492,271            341,129
       Participant withdrawals................................                   (28,647)             (54,736)           (20,037)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    348,960              610,699            382,612
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   357,334              686,361            602,683
NET ASSETS
       Beginning of period....................................                    53,771                  -                  -
                                                                           -------------        -------------      -------------
       End of period..........................................             $     411,105        $     686,361      $     602,683
                                                                           =============        =============      =============


                                                                                                BANKERS            FEDERATED
                                                                             EAFE                TRUST            U.S. GOV'T
                                                                         EQUITY INDEX            DOW 30           SECURITIES II
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)       SUBACCOUNT(5)
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................            $        3,309         $          6       $       (144)
       Net realized gain (loss)...............................                     6,860                  -                   (0)
       Net unrealized appreciation (depreciation).............                    18,079                   22                214
                                                                           -------------        -------------      -------------
       Net increase (decrease) resulting from operations......                    28,248                   28                 70
                                                                           -------------        -------------      -------------
       Participant deposits...................................                    25,625                  -                2,203
       Participant transfers..................................                   185,637                5,262             79,165
       Participant withdrawals................................                    (1,781)                  (8)            (1,778)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    209,481                5,254             79,590
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   237,729                5,282             79,660
NET ASSETS
       Beginning of period....................................                       -                    -                  -
                                                                           -------------        -------------      -------------
       End of period..........................................             $     237,729        $       5,282      $      79,660
                                                                           =============        =============      =============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                        FEDERATED
                                                                       HIGH INCOME             JANUS
                                                                       BOND FUND II        EQUITY INCOME        JANUS GROWTH
                                                                       SUBACCOUNT(6)        SUBACCOUNT(7)        SUBACCOUNT(8)
                                                                    -------------------  ------------------     --------------
FROM OPERATIONS
       Net investment income (loss)..........................            $        (287)       $          (1)       $        (16)
       Net realized gain (loss)..............................                      (11)                 -                     0
       Net unrealized appreciation (depreciation)............                    3,106                  209               2,162
                                                                         -------------        -------------        ------------
       Net increase (decrease) resulting from operations.....                    2,808                  208               2,146
                                                                         -------------        -------------        ------------

       Participant deposits..................................                      298                 -                  2,047
       Participant transfers.................................                  177,083               13,201             175,407
       Participant withdrawals...............................                     (982)                 (11)                (93)
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets resulting
              from participant transactions.................                   176,399               13,190             177,361
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets.................                  179,207               13,398             179,507
NET ASSETS
       Beginning of period...................................                      -                    -                   -
                                                                         -------------        -------------        ------------
       End of period.........................................            $     179,207        $      13,398        $    179,507
                                                                         =============        =============        ============


                                                                           JANUS           MORGAN STANLEY         TECHNOLOGY
                                                                      FLEXIBLE INCOME       FOCUS EQUITY          PORTFOLIO
                                                                       SUBACCOUNT(9)       SUBACCOUNT(10)       SUBACCOUNT(11)
                                                                    -------------------  -------------------  ------------------
FROM OPERATIONS
       Net investment income (loss)...........................           $           8        $         -          $        (12)
       Net realized gain (loss)...............................                      (0)                   1                  (0)
       Net unrealized appreciation (depreciation).............                      (7)                  74               2,402
                                                                         -------------        -------------        ------------
       Net increase (decrease) resulting from operations......                       1                   75               2,390
                                                                         -------------        -------------        ------------
       Participant deposits...................................                     -                    -                   314
       Participant transfers..................................                   4,355                2,045             109,577
       Participant withdrawals................................                     (42)                 (47)               (157)
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    4,313                1,998             109,734
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets..................                   4,314                2,073             112,124
NET ASSETS
       Beginning of period....................................                     -                    -                   -
                                                                         -------------        -------------        ------------
       End of period..........................................           $       4,314        $       2,073        $    112,124
                                                                         =============        =============        ============


 (1) From inception February 5, 1999 to December 31, 1999
 (2) From inception February 9, 1999 to December 31, 1999
 (3) From inception July 20, 1999 to December 31, 1999
 (4) From inception December 23, 1999 to December 31, 1999
 (5) From inception August 5, 1999 to December 31, 1999
 (6) From inception August 2, 1999 to December 31, 1999
 (7) From inception December 23, 1999 to December 31, 1999
 (8) From inception December 20, 1999 to December 31, 1999
 (9) From inception December 21, 1999 to December 31, 1999
(10) From inception December 21, 1999 to December 31, 1999
(11) From inception December 20, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET            GROWTH             FIXED INCOME
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    824,758         $  (1,827,316)        $  1,146,732
   Net realized gain (loss).........................................               --            11,282,125              123,712
   Net unrealized appreciation (depreciation).......................               --            63,176,153           (2,089,209)
   Net increase (decrease) in net assets resulting from operations..          824,758            72,630,962             (818,765)
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       40,115,775            55,187,189            3,021,981
   Participant transfers............................................      (21,256,952)              366,385           (1,554,114)
   Participant withdrawals..........................................       (7,094,597)          (34,006,494)            (891,608)
                                                                         ------------         -------------         ------------
Net increase (decrease) in net assets resulting from participant
      transactions..................................................       11,764,226            21,547,080              576,259
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................       12,588,984            94,178,042             (242,506)
NET ASSETS
   Beginning of period..............................................       16,627,281           236,698,650           16,572,087
                                                                         ------------         -------------         ------------
   End of period....................................................     $ 29,216,265          $330,876,692         $ 16,329,581
                                                                         ============          ============         ============


                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    426,672         $    (425,434)        $    399,184
   Net realized gain (loss).........................................        2,735,092            10,021,994              820,973
   Net unrealized appreciation (depreciation).......................        4,003,067             2,276,436            2,783,483
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from operations..        7,164,831            11,872,996            4,003,640
                                                                         ------------         -------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        6,376,125            10,365,754            4,954,718
   Participant transfers............................................         (877,514)             (165,682)             123,719
   Participant withdrawals..........................................       (5,828,250)           (5,751,632)          (2,654,908)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................         (329,639)            4,448,440            2,423,529
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................        6,835,192            16,321,436            6,427,169
NET ASSETS
   Beginning of period..............................................       36,021,558            43,117,732           20,732,083
                                                                         ------------         -------------         ------------
   End of period....................................................     $ 42,856,750         $  59,439,168         $ 27,159,252
                                                                         ============          ============         ============


                                                                                                 SENECA               ABERDEEN
                                                                         REAL ESTATE         STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    167,520         $     (40,390)        $     (3,735)
   Net realized gain (loss).........................................          (21,047)              477,787               13,286
   Net unrealized appreciation (depreciation).......................       (1,192,311)            1,903,438              (44,106)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from operations..       (1,045,838)            2,340,835              (34,555)
                                                                         ------------         -------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,623,011             1,846,888              497,841
   Participant transfers............................................         (313,564)              103,603              124,820
   Participant withdrawals..........................................         (523,745)             (701,416)            (158,919)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          785,702             1,249,075              463,742
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................         (260,136)            3,589,910              429,187
NET ASSETS
   Beginning of period..............................................        4,145,713             4,471,045            1,049,230
                                                                         ------------         -------------         ------------
   End of period....................................................     $  3,885,577         $   8,060,955         $  1,478,417
                                                                         ============          ============         ============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998
                                                             (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN              MID-CAP
                                                                            INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT           SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          -----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    33,983           $    (3,712)         $    (1,501)
   Net realized gain (loss).........................................          533,499                (2,426)              (1,568)
   Net unrealized appreciation (depreciation).......................        1,267,409               252,136              130,212
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,834,891               245,998              127,143
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,291,221               526,600              384,143
   Participant transfers............................................        7,258,586             1,045,208              485,598
   Participant withdrawals..........................................         (608,655)              (75,799)             (47,451)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        8,941,152             1,496,009              822,290
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       10,776,043             1,742,007              949,433
NET ASSETS
   Beginning of period..............................................        1,951,008                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $12,727,051           $ 1,742,007          $   949,433
                                                                          ===========           ===========          ===========

                                                                            GROWTH               VALUE                 SCHAFER
                                                                          AND INCOME             EQUITY                MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)         SUBACCOUNT(1)
                                                                         -------------        -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     4,862            $      486           $       86
   Net realized gain (loss).........................................              594                (4,166)                  10
   Net unrealized appreciation (depreciation).......................          352,421                75,187              (14,526)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          357,877                71,507              (14,430)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          891,760               349,399              538,439
   Participant transfers............................................        2,236,565               431,964              415,611
   Participant withdrawals..........................................         (153,437)              (36,050)             (47,303)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        2,974,888               745,313              906,747
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        3,332,765               816,820              892,317
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 3,332,765           $   816,820          $   892,317
                                                                          ===========           ===========          ===========


                                                                            WANGER                WANGER
                                                                             U.S.              INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP               STOCK
                                                                          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(3)
                                                                          -----------           ----------          -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $  (196,294)          $    19,117          $        (8)
   Net realized gain (loss).........................................        1,128,070                 3,286                  148
   Net unrealized appreciation (depreciation).......................          857,628             1,051,832                  416
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,789,404             1,074,235                  556
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        9,117,666             3,222,916                1,490
   Participant transfers............................................        6,575,005             1,456,920               25,903
   Participant withdrawals..........................................       (2,592,905)           (1,076,075)                (557)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       13,099,766             3,603,761               26,836
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       14,889,170             4,677,996               27,392
NET ASSETS
   Beginning of period..............................................       16,347,497             6,533,872                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $31,236,667           $11,211,868          $    27,392
                                                                          ===========           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998
                                                             (CONTINUED)

                                                                           TEMPLETON             TEMPLETON
                                                                        ASSET ALLOCATION       INTERNATIONAL
                                                                          SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $        (9)          $       (31)
   Net realized gain (loss).........................................              (12)                  862
   Net unrealized appreciation (depreciation).......................              367                 1,246
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..              346                 2,077
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            2,271                 4,687
   Participant transfers............................................           35,556                47,443
   Participant withdrawals..........................................             (614)                 (739)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           37,213                51,391
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................           37,559                53,468
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    37,559           $    53,468
                                                                          ===========           ===========


                                                                           TEMPLETON
                                                                           DEVELOPING          MUTUAL SHARES
                                                                            MARKETS             INVESTMENTS
                                                                         SUBACCOUNT(5)         SUBACCOUNT(6)
                                                                         -------------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $        (5)          $       (33)
   Net realized gain (loss).........................................            1,117                    59
   Net unrealized appreciation (depreciation).......................               56                   600
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            1,168                   626
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS

   Participant deposits.............................................            1,665                 4,558
   Participant transfers............................................            7,864                53,136
   Participant withdrawals..........................................              (32)               (4,549)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            9,497                53,145
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................           10,665                53,771
NET ASSETS

   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    10,665           $    53,771
                                                                          ===========           ===========

(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                        See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account was established January 1, 1987 and currently consists of 42 Subaccounts, that invest in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 42 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small-Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ-100 Index(R) Series seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series(R) seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification: Certain prior year amounts have been reclassified to conform with the current year presentation.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                  Purchases          Sales
----------                                                 -----------      -----------
The Phoenix Edge Series Fund:
  Phoenix-Aberdeen International Series                    $14,230,819      $10,619,025
  Phoenix-Aberdeen New Asia Series                           1,028,609          545,839
  Phoenix-Bankers Trust Dow 30 Series                          553,351           40,474
  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series             825,591           25,239
  Phoenix-Duff & Phelps Real Estate Securities Series        1,532,683          799,487
  Phoenix-Engemann Capital Growth Series                    52,075,156       46,649,056
  Phoenix-Engemann Nifty Fifty Series                        5,744,764        1,427,513
  Phoenix-Engemann Small & Mid-Cap Growth Series               409,867            3,079
  Phoenix-Federated U.S. Government Bond Series                300,241           44,355
  Phoenix-Goodwin Money Market Series                       26,984,424       27,503,444
  Phoenix-Goodwin Multi-Sector Fixed Income Series           4,032,671        2,382,710
  Phoenix-Hollister Value Equity Series                      4,631,900          455,622
  Phoenix-J.P. Morgan Research Enhanced Index Series        10,964,395        4,819,979
  Phoenix-Janus Equity Income Series                         1,426,219           86,433
  Phoenix-Janus Flexible Income Series                         376,268           26,280
  Phoenix-Janus Growth Series                               13,081,062          351,544
  Phoenix-Morgan Stanley Focus Equity Series                   680,473           45,393
  Phoenix-Oakhurst Balanced Series                           7,125,229        4,006,257
  Phoenix-Oakhurst Growth and Income Series                  6,258,072        2,638,413
  Phoenix-Oakhurst Strategic Allocation Series               9,376,185        6,080,206
  Phoenix-Sanford Bernstein Global Value Series                 13,390               --
  Phoenix-Sanford Bernstein Mid-Cap Value Series             1,050,670          372,165
  Phoenix-Sanford Bernstein Small-Cap Value Series                 474                7
  Phoenix-Seneca Mid-Cap Growth Series                       8,663,048          568,623
  Phoenix-Seneca Strategic Theme Series                     16,034,518        1,736,007

The Alger American Fund:
  Alger American Leveraged All-Cap Portfolio                 1,213,809           40,974

Deutsche Asset Management VIT Funds:
  EAFE(R) Equity Index Fund                                  2,625,665          215,154

Federated Insurance Series:
  Federated Fund for U.S. Government Securities II             381,016           58,382
  Federated High Income Bond Fund II                         1,141,275          590,023

Fidelity(R) Variable Insurance Products:
  VIP Contrafund(R) Portfolio                                  538,844           31,856
  VIP Growth Opportunities Portfolio                           100,624            4,717
  VIP Growth Portfolio                                         773,300           52,277

Franklin Templeton Variable Insurance Products Trust:
  Mutual Shares Securities Fund -- Class 2                   1,188,712          857,345
  Templeton Asset Strategy Fund -- Class 2                     528,101          165,845
  Templeton Developing Markets Securities Fund
    -- Class 2                                               2,414,961          508,775
  Templeton Growth Securities Fund -- Class 2                  896,644          527,511
  Templeton International Securities Fund -- Class 2         2,990,635        1,047,485

The Universal Institutional Funds, Inc.:
  Technology Portfolio                                      12,366,323        1,209,757

Wanger Advisors Trust:
  Wanger Foreign Forty                                       2,053,041          290,779
  Wanger International Small Cap                            12,079,184        3,094,019
  Wanger Twenty                                                915,453          230,072
  Wanger U.S. Small Cap                                     14,438,910        6,629,330

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4 Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units) Subaccount

                                            Phoenix-        Phoenix-       Phoenix-        Phoenix-
                                            Goodwin         Engemann        Goodwin        Oakhurst       Phoenix-
                                             Money          Capital      Multi-Sector      Strategic      Aberdeen
Flex Edge & Flex Edge Success                Market          Growth      Fixed Income     Allocation    International
                                          -----------      ----------    ------------     ----------    -------------
Units outstanding, beginning of period     21,965,733      60,960,112      7,713,640      12,942,428      24,765,917
Participant deposits                       26,313,254       7,224,157      1,191,756       1,338,585       2,811,368
Participant transfers                     (23,282,309)     (2,003,096)      (272,340)       (570,100)       (933,222)
Participant withdrawals                    (4,167,203)     (6,628,163)      (781,307)     (1,400,194)     (2,436,894)
                                          -----------      ----------      ---------      ----------      ----------
Units outstanding, end of period           20,829,475      59,553,010      7,851,749      12,310,719      24,207,169
                                          ===========      ==========      =========      ==========      ==========

                                                       Phoenix-Duff &    Phoenix-
                                           Phoenix-      Phelps Real      Seneca         Phoenix-
                                           Oakhurst        Estate        Strategic       Aberdeen
Flex Edge & Flex Edge Success              Balanced      Securities        Theme         New Asia
                                          ----------   --------------    ----------      ---------
Units outstanding, beginning of period    13,082,531      2,906,964       8,707,486      3,029,029
Participant deposits                       1,590,855        583,375       2,095,650        601,541
Participant transfers                       (589,028)        51,942       2,386,306        122,413
Participant withdrawals                   (1,394,068)      (246,630)     (1,071,944)      (301,006)
                                          ----------      ---------      ----------      ---------
Units outstanding, end of period          12,690,290      3,295,651      12,117,498      3,451,977
                                          ==========      =========      ==========      =========

                                            Phoenix-                         Phoenix-        Phoenix-
                                            Goodwin         Phoenix-         Goodwin         Oakhurst      Phoenix-
                                             Money      Engemann Capital   Multi-Sector      Strategic     Aberdeen
Joint Edge                                   Market          Growth        Fixed Income     Allocation   International
                                           ----------   ----------------   ------------     ----------   -------------
Units outstanding, beginning of period      1,171,976       3,342,510        345,598         531,134       1,372,825
Participant deposits                        1,196,910         653,416         65,583          94,755         253,830
Participant transfers                      (1,345,882)        (60,978)       (32,069)        (29,968)        (13,951)
Participant withdrawals                      (172,012)       (536,295)       (59,159)        (84,450)       (245,132)
                                           ----------       ---------        -------         -------       ---------
Units outstanding, end of period              850,992       3,398,653        319,953         511,471       1,367,572
                                           ==========       =========        =======         =======       =========

                                                       Phoenix-Duff &    Phoenix-
                                           Phoenix-      Phelps Real      Seneca         Phoenix-
                                           Oakhurst        Estate        Strategic       Aberdeen
Joint Edge                                 Balanced      Securities        Theme         New Asia
                                           --------    --------------    ---------       --------
Units outstanding, beginning of period      556,044        222,607         710,255        183,014
Participant deposits                        105,891         45,521         257,413         59,843
Participant transfers                        (4,368)       (12,949)        171,033         16,353
Participant withdrawals                     (65,696)       (44,835)       (136,496)       (32,630)
                                            -------        -------       ---------        -------
Units outstanding, end of period            591,871        210,344       1,002,205        226,580
                                            =======        =======       =========        =======

                                            Phoenix-
                                          J.P. Morgan                      Phoenix-        Phoenix-
                                            Research        Phoenix-        Seneca         Oakhurst        Phoenix-
                                            Enhanced        Engemann        Mid-Cap       Growth and    Hollister Value
Flex Edge & Flex Edge Success                Index         Nifty Fifty      Growth          Income          Equity
                                          -----------      -----------     --------       ----------    ---------------
Units outstanding, beginning of period     16,528,376       5,086,455      1,724,685       6,841,057       1,826,310
Participant deposits                        3,534,926       1,944,480        799,807       2,188,705         744,078
Participant transfers                       1,404,131       1,295,031      2,866,261         981,364       1,813,956
Participant withdrawals                    (1,530,184)       (703,405)      (364,247)       (848,048)       (318,236)
                                           ----------       ---------      ---------       ---------       ---------
Units outstanding, end of period           19,937,249       7,622,561      5,026,506       9,163,078       4,066,108
                                           ==========       =========      =========       =========       =========

                                            Phoenix-
                                            Sanford                         Wanger
                                           Bernstein      Wanger U.S.    International     Templeton
Flex Edge & Flex Edge Success             Mid-Cap Value    Small-Cap       Small-Cap        Growth
                                          -------------   ----------     -------------     ---------
Units outstanding, beginning of period      1,795,933     22,087,137      10,419,465        232,170
Participant deposits                          482,934      4,645,603       1,851,099         96,721
Participant transfers                         533,676     (1,122,375)      1,368,241        150,133
Participant withdrawals                      (211,508)    (2,218,841)     (1,081,101)       (56,033)
                                            ---------     ----------      ----------        -------
Units outstanding, end of period            2,601,035     23,391,524      12,557,704        422,991
                                            =========     ==========      ==========        =======

                                              Phoenix-
                                            J.P. Morgan                     Phoenix-        Phoenix-
                                              Research        Phoenix-       Seneca         Oakhurst        Phoenix-
                                              Enhanced        Engemann       Mid-Cap       Growth and    Hollister Value
Joint Edge                                     Index        Nifty Fifty      Growth          Income          Equity
                                            -----------     -----------     --------       ----------    ---------------
Units outstanding, beginning of period        613,653         267,424        120,052         430,898         111,608
Participant deposits                          215,538         196,089        105,462         312,455          52,498
Participant transfers                         (63,032)         92,419        146,074         104,800          45,258
Participant withdrawals                      (107,086)        (94,227)       (45,765)       (116,460)        (26,048)
                                             --------         -------        -------        --------         -------
Units outstanding, end of period              659,073         461,705        325,823         731,693         183,316
                                             ========         =======        =======        ========         =======


                                               Phoenix-
                                               Sanford                        Wanger
                                              Bernstein     Wanger U.S.    International      Templeton
Joint Edge                                  Mid-Cap Value    Small-Cap       Small-Cap         Growth
                                            -------------   -----------    -------------      ---------
Units outstanding, beginning of period          119,527      1,309,183         814,304          2,682
Participant deposits                             44,544        447,983         189,435         14,182
Participant transfers                             7,280         83,571          46,790         17,696
Participant withdrawals                         (25,436)      (228,050)       (125,197)        (2,903)
                                                -------      ---------        --------         ------
Units outstanding, end of period                145,915      1,612,687         925,332         31,657
                                                =======      =========        ========         ======


                                             Templeton                     Templeton         Mutual
                                               Asset        Templeton      Developing        Shares          Wanger
Flex Edge & Flex Edge Success                Strategy     International     Markets        Investments       Twenty
                                             ---------    -------------    ----------      -----------       ------
Units outstanding, beginning of period        233,560         973,639        459,089         373,534         476,443
Participant deposits                          124,091         554,633        415,706         183,608         218,318
Participant transfers                         170,805         979,735      1,354,178         191,409         301,367
Participant withdrawals                       (77,597)       (329,988)      (183,646)        (99,390)        (88,768)
                                              -------       ---------      ---------         -------         -------
Units outstanding, end of period              450,859       2,178,019      2,045,327         649,161         907,360
                                              =======       =========      =========         =======         =======

                                                                              Phoenix-
                                               Wanger          EAFE           Bankers       Federated
                                              Foreign         Equity           Trust       U.S. Gov't
Flex Edge & Flex Edge Success                  Forty          Index           Dow 30      Securities II
                                             ---------      ---------         --------    -------------
Units outstanding, beginning of period         313,465        188,810           5,241         76,491
Participant deposits                           205,828        217,628         111,917         82,026
Participant transfers                          668,218      2,003,276         427,685        235,925
Participant withdrawals                        (66,372)      (178,380)        (26,824)       (26,820)
                                             ---------      ---------         -------        -------
Units outstanding, end of period             1,121,139      2,231,334         518,019        367,622
                                             =========      =========         =======        =======


                                             Templeton                      Templeton         Mutual
                                               Asset         Templeton     Developing         Shares          Wanger
Joint Edge                                    Strategy     International     Markets        Investments       Twenty
                                             ---------     -------------   ----------       -----------       ------
Units outstanding, beginning of period          2,102          25,850         15,787           7,440          19,627
Participant deposits                            6,997         103,267          6,253           5,800          12,695
Participant transfers                          11,736         108,159         (2,658)         (2,291)         14,003
Participant withdrawals                        (2,067)        (25,826)        (3,983)         (2,708)         (5,240)
                                               ------         -------         ------           -----          ------
Units outstanding, end of period               18,768         211,450         15,399           8,241          41,085
                                               ======         =======         ======           =====          ======

                                                                             Phoenix-
                                              Wanger          EAFE           Bankers       Federated
                                             Foreign         Equity           Trust       U.S. Gov't
Joint Edge                                    Forty          Index           Dow 30      Securities II
                                             -------        -------          -------     -------------
Units outstanding, beginning of period         3,937         12,182              --          2,286
Participant deposits                          14,180         95,768           2,756            949
Participant transfers                         32,965         82,697          25,233          8,656
Participant withdrawals                       (3,787)       (22,291)         (2,451)          (765)
                                              ------        -------          ------         ------
Units outstanding, end of period              47,295        168,356          25,538         11,126
                                              ======        =======          ======         ======

                                                              Phoenix-
                                             Federated       Federated      Phoenix-                        Phoenix-
                                            High Income         U.S.         Janus         Phoenix-          Janus
                                                Bond         Government     Equity          Janus           Flexible
Flex Edge & Flex Edge Success                 Fund II           Bond        Income          Growth           Income
                                            -----------      ----------    ---------      ----------        --------
Units outstanding, beginning of period        179,788              --         12,449         171,603           4,312
Participant deposits                           91,192          18,770        376,178       2,334,149         105,233
Participant transfers                         357,796         219,343        965,157       9,862,451         228,867
Participant withdrawals                      (139,410)        (13,584)       (92,194)       (723,628)        (32,758)
                                              -------         -------      ---------      ----------         -------
Units outstanding, end of period              489,366         224,529      1,261,590      11,644,575         305,654
                                              =======         =======      =========      ==========         =======

                                            Phoenix-                                      Phoenix
                                             Morgan       Morgan          Alger          Engemann
                                            Stanley       Stanley        American        Small &
                                             Focus      Technology       Leverged         Mid-Cap
Flex Edge & Flex Edge Success                Equity      Portfolio        All-Cap         Growth
                                            -------     ----------       ---------       --------
Units outstanding, beginning of period        2,000         84,692              --             --
Participant deposits                        143,345      1,783,667         238,998         44,552
Participant transfers                       460,320      7,477,332         999,349        358,591
Participant withdrawals                     (29,951)      (575,196)        (29,795)        (8,133)
                                            -------      ---------       ---------        -------
Units outstanding, end of period            575,714      8,770,495       1,208,552        395,010
                                            =======      =========       =========        =======

                                             Federated        Phoenix-
                                                High         Federated      Phoenix-                       Phoenix-
                                               Income           U.S.         Janus         Phoenix-          Janus
                                                Bond         Government      Equity         Janus          Flexible
Joint Edge                                    Fund II           Bond         Income         Growth          Income
                                             ---------       ----------      ------        --------        --------
Units outstanding, beginning of period             --             --            755             568              --
Participant deposits                          125,138            337          8,845         148,672           3,733
Participant transfers                         120,466             34         56,472         315,388          27,495
Participant withdrawals                       (30,624)          (110)        (4,910)        (44,451)           (803)
                                              -------           ----         ------         -------          ------
Units outstanding, end of period              214,980            261         61,162         420,177          30,425
                                              =======           ====         ======         =======          ======

                                            Phoenix-                                      Phoenix-
                                             Morgan       Morgan            Alger         Engemann
                                            Stanley       Stanley          American       Small &
                                             Focus       Technology        Leverged        Mid-Cap
Joint Edge                                   Equity       Portfolio         All-Cap        Growth
                                            --------     ----------        --------        ------
Units outstanding, beginning of period           --         19,668              --             --
Participant deposits                          4,412        146,298           9,017          2,109
Participant transfers                        25,534        295,730          47,381         26,312
Participant withdrawals                      (6,491)       (38,533)         (1,718)          (303)
                                             ------        -------          ------         ------
Units outstanding, end of period             23,455        423,163          54,680         28,118
                                             ======        =======          ======         ======

                                                                                   Phoenix-    Phoenix-     Phoenix-
                                                                                    Sanford     Sanford      Bankers
                                           Fidelity     Fidelity     Fidelity      Bernstein   Bernstein      Trust
                                             VIP          VIP       VIP Growth     Small-Cap    Global       NASDAQ
Flex Edge & Flex Edge Success             Contrafund     Growth    Opportunities     Value       Value     100 Index(R)
                                          ----------    -------    -------------   ---------   ---------   ------------
Units outstanding, beginning of period          --           --            --          --           --             --
Participant deposits                        88,285       85,702        12,469          --           28         96,302
Participant transfers                      428,306      633,395        89,581         407        8,419        777,656
Participant withdrawals                     (9,853)     (17,193)       (3,808)         (7)          --         (9,305)
                                           -------      -------        ------         ---        -----        -------
Units outstanding, end of period           506,738      701,904        98,242         400        8,447        864,652
                                           =======      =======        ======         ===        =====        =======

                                                                                    Phoenix-      Phoenix-
                                                                                     Sanford       Sanford      Phoenix-
                                                                     Fidelity       Bernstein     Bernstein   Bankers Trust
                                         Fidelity VIP   Fidelity    VIP Growth      Small-Cap      Global      NASDAQ 100
Joint Edge                                Contrafund   VIP Growth  Opportunities      Value         Value        Index(R)
                                         ------------  ----------  -------------    ---------     ---------   -------------
Units outstanding, beginning of period          --           --          --             --             --             --
Participant deposits                         5,566        8,644         473             60             62          2,711
Participant transfers                       18,771       35,376       3,599             --          4,847         11,171
Participant withdrawals                         --       (1,542)       (482)            --             --           (351)
                                            ------       ------       -----          -----          -----         ------
Units outstanding, end of period            24,337       42,478       3,590             60          4,909         13,531
                                            ======       ======       =====          =====          =====         ======

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Policy Loans

      Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of the policy value reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15, 2 1/2% in policy years 16 and thereafter for Flex Edge Success policies] and [8% due in policy years 1-10 and 7% in policy years 11 and thereafter for Flex Edge and Joint Edge policies] and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge Success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

      Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $43,358,944, $36,655,692 and $30,323,330 during the years ended December 31, 2000, 1999 and 1998, respectively. Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.

      PEPCO is the principal underwriter and distributor of the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

      Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).

      Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

Note 7--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
      Participants of Phoenix Home Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Growth, Templeton Asset Strategy, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30 Index, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Fidelity VIP Contrafund(R) , Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Sanford Bernstein Small-Cap Value, Sanford Bernstein Global Value and Bankers Trust NASDAQ 100 Index(R), (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLP
Hartford, Connecticut
March 14, 2001

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

       PHOENIX HOME LIFE MUTUAL
       INSURANCE COMPANY
       CONSOLIDATED FINANCIAL STATEMENTS
       DECEMBER 31, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ..................................................................    F-3

Consolidated Balance Sheet as of December 31, 1999 and 2000.........................................    F-4

Consolidated Statement of Income, Comprehensive Income and Equity for the years
   ended December 31, 1998, 1999 and 2000...........................................................    F-5

Consolidated Statement of Cash Flows for the years ended December 31, 1998, 1999 and 2000...........    F-6

Notes to Consolidated Financial Statements.......................................................F-8 - F-58

[LOGO OMITTED] PRICEWATERHOUSECOOOPERS PWC

--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/PricewaterhouseCoopers LLP


February 15, 2001

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
                                                                                 ----------------------------------
                                                                                        1999              2000
                                                                                 --------------      --------------
                                                                                             (IN MILLIONS)
Assets:
Investments
    Held-to-maturity debt securities, at amortized cost                          $      1,958.2      $      2,109.6
    Available-for-sale debt securities, at fair value                                   5,506.8             5,949.0
    Equity securities, at fair value                                                      437.2               335.5
    Mortgage loans                                                                        716.8               593.4
    Real estate                                                                            92.0                77.9
    Policy loans                                                                        2,042.6             2,105.2
    Venture capital partnerships                                                          338.1               467.3
    Other invested assets                                                                 188.0               235.7
    Short-term investments                                                                133.4               547.2
                                                                                 --------------      --------------
       Total investments                                                               11,413.1            12,420.8

Cash and cash equivalents                                                                 187.6               176.6
Accrued investment income                                                                 174.9               194.5
Deferred policy acquisition costs                                                       1,318.8             1,019.0
Premiums, accounts and notes receivable                                                   119.2               155.8
Reinsurance recoverables                                                                   18.8                16.6
Property and equipment, net                                                               137.7               122.2
Goodwill and other intangible assets, net                                                 593.3               595.9
Investments in unconsolidated subsidiaries                                                160.7               159.9
Net assets of discontinued operations (Note 13)                                           187.6                25.5
Other assets                                                                               51.4                49.8
Separate account assets                                                                 5,923.9             5,376.6
                                                                                 --------------      --------------
    Total assets                                                                 $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



Liabilities:
    Policy liabilities and accruals                                              $     10,899.8      $     11,372.6
    Policyholder deposit funds                                                            538.2               678.4
    Notes payable                                                                         499.4               425.4
    Deferred income taxes                                                                  83.3                 9.4
    Other liabilities                                                                     486.3               473.0
    Separate account liabilities                                                        5,923.9             5,376.6
                                                                                 --------------      --------------
       Total liabilities                                                               18,430.9            18,335.4
                                                                                 --------------      --------------

Contingent liabilities (Note 21)

Minority interest in net assets of consolidated subsidiaries                              100.1               136.9
                                                                                 --------------      --------------
Equity:
    Retained earnings                                                                   1,731.5             1,820.7
    Accumulated other comprehensive income                                                 24.5                20.2
                                                                                 --------------      --------------
       Total equity                                                                     1,756.0             1,840.9

       Total liabilities and equity                                              $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                  1998               1999                  2000
                                                             ----------------   ----------------     --------------
                                                                                 (IN MILLIONS)
Revenues
  Premiums                                                   $       1,175.8    $       1,175.7      $      1,147.4
  Insurance and investment product fees                                537.5              574.6               631.0
  Net investment income                                                859.6              953.1             1,127.4
  Net realized investment gains                                         58.2               75.8                89.2
                                                             ---------------    ---------------      --------------
    Total revenues                                                   2,631.1            2,779.2             2,995.0
                                                             ---------------    ---------------      --------------

Benefits and expenses
  Policy benefits and increase in policy liabilities                 1,409.8            1,373.1             1,409.8
  Policyholder dividends                                               351.6              360.5               378.0
  Amortization of deferred policy acquisition costs                    138.0              147.9               356.0
  Amortization of goodwill and other intangible assets                  28.8               40.1                36.9
  Interest expense                                                      29.8               34.0                32.7
  Other operating expenses                                             516.3              557.9               626.3
                                                             ---------------    ---------------      --------------
    Total benefits and expenses                                      2,474.3            2,513.5             2,839.7
                                                             ---------------    ---------------      --------------
Income from continuing operations before income taxes,                 156.8              265.7               155.3
  minority interest and equity in earnings of and
  interest earned from investments in unconsolidated
  subsidiaries

Income taxes                                                            56.0               99.0                55.4
                                                             ---------------    ---------------      --------------
Income from continuing operations before minority                      100.8              166.7                99.9
  interest and equity in earnings of and interest earned
  from investments in unconsolidated subsidiaries

Minority interest in net income of consolidated
subsidiaries                                                            10.5               10.1                14.1
Equity in earnings of and interest earned from
  investments in unconsolidated subsidiaries                             1.6                5.5                 9.0
                                                             ---------------    ---------------      --------------

Income from continuing operations                                       91.9              162.1                94.8

Discontinued operations (Note 13)
  Income from discontinued operations, net of income taxes              45.2               36.1                 9.4
  Loss on disposal, net of income taxes                                                  (109.0)              (20.9)
                                                             ---------------    ---------------      --------------

Net income                                                             137.1               89.2                83.3
                                                             ---------------    ---------------      --------------

Other comprehensive loss, net of income taxes
  Unrealized (losses) gains on securities                              (46.9)             (66.8)               53.0
  Reclassification adjustment for net realized gains
  included in net income                                               (13.0)              (1.5)              (58.9)
  Minimum pension liability adjustment                                  (1.5)              (1.5)                1.6
                                                             ---------------    ---------------      --------------
    Total other comprehensive loss                                     (61.4)             (69.8)               (4.3)
                                                             ---------------     ---------------     --------------

Comprehensive income                                                    75.7               19.4                79.0
Majority interest in stock issuance transactions                                                                5.9
                                                             ---------------    ---------------      --------------

Equity, beginning of year                                            1,660.9            1,736.6             1,756.0
                                                             ---------------    ---------------      --------------

Equity, end of year                                          $       1,736.6    $       1,756.0      $      1,840.9
                                                             ===============    ===============      ==============


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                    1998              1999                2000
                                                             ---------------    ---------------      --------------
                                                                                   (IN MILLIONS)
Cash flows from operating activities:
  Net income                                                 $         137.1    $          89.2      $         83.3

Adjustments to reconcile net income to net cash provided
    by operating activities:
  Net (gain) loss from discontinued operations                         (45.2)              72.9                11.5
  Net realized investment gains                                        (58.2)             (75.8)              (89.2)
  Amortization and depreciation                                         58.5               72.0                56.8
  Equity in undistributed earnings of affiliates and
    partnerships                                                       (44.1)            (138.2)             (297.7)
  Deferred income taxes (benefit)                                        2.8              (13.9)              (37.0)
  Increase in receivables                                              (26.7)             (62.9)              (54.0)
  (Increase) decrease in deferred policy acquisition costs             (29.6)              (0.3)              183.2
  Increase in policy liabilities and accruals                          386.0              321.2               472.8
  Change in other assets/other liabilities, net                         65.7               51.3                45.4
  Other operating activities, net                                        1.8                2.5
                                                             ---------------    ---------------      --------------
  Net cash provided by continuing operations                           448.1              318.0               375.1
  Net cash provided by (used for) discontinued operations               97.6              (76.7)             (264.6)
                                                             ---------------    ---------------      --------------

  Net cash provided by operating activities                            545.7              241.3               110.5
                                                             ---------------    ---------------      --------------

Cash flows from investing activities:
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                               1,322.4            1,702.9             1,236.9
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                   267.7              186.7               209.5
  Proceeds from disposals of equity securities                          45.2              163.5               515.4
  Proceeds from mortgage loan maturities or repayments                 200.4              124.9               127.6
  Proceeds from sale of real estate and other invested assets          439.9               38.0                26.6
  Proceeds from distributions of venture capital  partnerships          18.6               26.7                37.9
  Proceeds from sale of subsidiaries and affiliates                     16.3               46.4                14.1
  Proceeds from sale of property and equipment                                                                 20.6
  Purchase of available-for-sale debt securities                    (2,404.3)          (1,672.6)           (1,418.4)
  Purchase of held-to-maturity debt securities                        (585.4)            (395.5)             (356.0)
  Purchase of equity securities                                        (85.0)            (162.4)             (130.5)
  Purchase of subsidiaries                                             (11.2)            (187.6)              (59.3)
  Purchase of mortgage loans                                           (76.0)             (25.3)               (1.0)
  Purchase of investments in unconsolidated subsidiaries and
    other invested assets                                             (134.2)            (103.4)              (46.5)
  Purchase of venture capital partnerships                             (67.2)            (108.5)              (95.1)
  Change in short-term investments, net                                855.1               52.6              (413.8)
  Increase in policy loans                                             (21.5)             (34.3)              (62.7)
  Capital expenditures                                                 (27.2)             (20.5)              (21.5)
  Other investing activities, net                                       (6.5)               1.7
                                                             ---------------    ---------------      --------------
Net cash used for continuing operations                               (252.9)            (366.7)             (416.2)
Net cash (used for) provided by discontinued operations                (78.2)             105.6               259.5
                                                             ---------------    ---------------      --------------

Net cash used for investing activities                       $        (331.1)   $        (261.1)     $       (156.7)
                                                             ---------------    ---------------      --------------


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                   1998              1999                 2000
                                                             ---------------    ---------------      --------------
                                                                                (IN MILLIONS)
Cash flows from financing activities:
Net (withdrawals) deposits of policyholder deposit funds,
  net of interest credited                                   $         (28.7)   $           6.5      $        140.2
(Repayments) proceeds from securities sold subject to
  repurchase agreements                                               (137.5)              28.4               (28.4)
Proceeds from borrowings                                                  .1              175.1                50.0
Repayment of borrowings                                                (63.3)            (125.0)             (124.0)
Dividends paid to minority shareholders in consolidated
  subsidiaries                                                          (4.9)              (4.2)               (5.8)
Other financing activities, net                                         (5.7)               (.4)                3.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by continuing operations                 (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by financing activities                  (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net change in cash and cash equivalents                                (25.4)              60.6               (11.0)

Cash and cash equivalents, beginning of year                           152.4              127.0               187.6
                                                             ---------------    ---------------      --------------
Cash and cash equivalents, end of year                       $         127.0    $         187.6      $        176.6
                                                             ===============    ===============      ==============

Supplemental cash flow information:
Income taxes paid, net                                       $          44.5    $         106.4      $        135.8
Interest paid on indebtedness                                $          32.8    $          34.8      $         34.1


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

         Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) provide wealth management products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory services. These products and services are managed within four reportable segments: Life and Annuity, Investment Management, Venture Capital and Corporate and Other. See Note 12 - "Segment Information."

         Additionally, in 1999, Phoenix discontinued the operations of three of its business units: the Reinsurance Operations, the Real Estate Management Operations and the Group Life and Health Operations. See
         Note 13 - "Discontinued Operations."

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

         The consolidated financial statements include the accounts of Phoenix and its subsidiaries. Less than majority-owned entities, in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity method of accounting. Investments in venture capital partnerships are reported on the equity method of accounting using the most recent financial information received from the partnerships, which is on a one-quarter lag.

         These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

         VALUATION OF INVESTMENTS

         Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

         For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

         Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

         Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

         Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

         Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

         Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. Phoenix records its share of the net equity in earnings of the venture capital partnerships in accordance with the equity method of accounting using the most recent financial information received from the partnerships, which is on a one-quarter lag. These earnings or losses are included in net investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. These valuations subject the earnings to volatility. Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Phoenix's investment in these venture capital partnerships is as a limited partner.

         Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

         Short-term investments are carried at amortized cost, which approximates fair value.

         Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

         FINANCIAL INSTRUMENTS

         In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

         Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams


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         is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

         Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

         Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

         In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include cash on hand and money market instruments.

         DEFERRED POLICY ACQUISITION COSTS

         In conjunction with the 1997 acquisition of Confederation Life business, Phoenix recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

         The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

         For individual participating life insurance policies, DAC and PVFP are amortized in proportion to historical and estimates of expected future gross margins. These estimates of expected gross margins are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross margins to support the recoverability of the remaining DAC balances.

         For universal life insurance policies and investment type contracts, DAC and PVFP are amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated

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         experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

         Internal replacements are defined as an exchange of an existing Phoenix life insurance or annuity policy for a different Phoenix life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

         GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over periods ranging from 10 to 40 years, corresponding with the benefits expected to be derived from the acquisitions. The weighted-average life of goodwill is approximately 38 years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from 5 to 16 years for investment management contracts and 3 to 7 years for employee contracts. The weighted-average life of other intangible assets approximates 13 years. The propriety of the carrying value of goodwill and other intangible assets is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix's business.

         INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries represents investments in operating entities in which Phoenix owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix owns less than 20% if Phoenix exercises significant influence over the operating and financial policies of the company. Phoenix utilizes the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated subsidiaries also includes, where applicable, Phoenix's investments in senior securities of these entities.

         SEPARATE ACCOUNTS

         Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

         POLICY LIABILITIES AND ACCRUALS

         Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00%. Liabilities for universal life include deposits received from

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         customers and investment earnings on their fund balances which range from 4.00% to 7.15%, less administrative and mortality charges.

         Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

         PREMIUM AND FEE REVENUE AND RELATED EXPENSES

         Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

         INVESTMENT MANAGEMENT FEES

         Investment management fees and mutual fund ancillary fees included in insurance and investment product fees in the accompanying Consolidated Statement of Income, Comprehensive Income and Equity, are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment. Mutual fund ancillary fees consist of dealer concessions, distribution fees, administrative fees, shareholder services agent fees, and accounting fees. Dealer concessions and underwriting fees earned (net of related expenses) from the distribution and sale of affiliated mutual fund shares and other securities are recorded on a trade date basis.

         REINSURANCE

         Phoenix utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

         Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         POLICYHOLDER DIVIDENDS

         Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholder dividends to be paid is determined annually by Phoenix's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

         INCOME TAXES

         Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2000 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of

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         these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

         Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

         As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholder surplus. Phoenix estimates the differential earnings rate
         (DER) each year using available information including industry surveys. The IRS subsequently determines the DER applicable to the mutual companies and Phoenix adjusts its estimates accordingly. The impact of the difference between estimated and actual DER is reflected in the income tax provision in the year the IRS determination is made.

         STOCK-BASED COMPENSATION

         SFAS No. 123, "Accounting for Stock-Based Compensation," encourages, but does not require, companies to record compensation cost for stock-based employee compensation plans at fair value. Phoenix's majority owned, consolidated subsidiary, Phoenix Investment Partners
         (PXP), a publicly held investment management company, has chosen to continue to account for stock-based compensation using the intrinsic method prescribed in Accounting Principles Board (APB) Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Accordingly, compensation cost for stock options and restricted stock under existing plans is measured as the excess, if any, of the quoted market price of PXP's stock at the date of the grant over the amount an employee must pay to acquire the stock. (See Note 19
         - "Stock Purchase and Award Plans.")

         RECENT ACCOUNTING PRONOUNCEMENTS

         In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. SFAS 133." This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings. If the derivative is a hedge, depending on the nature of the hedge, changes in fair value of the derivatives will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings.

         Phoenix adopted SFAS No. 133 and SFAS No. 138 effective January 1, 2001. Phoenix reviewed its inventory of financial instruments, including insurance and annuity contracts and "hybrid" investments, for potential embedded derivatives. Phoenix also reviewed its portfolio of free-standing derivatives, which includes interest rate swap, cap and floor contracts, and foreign currency swap agreements. The effect of adoption of SFAS No. 133 did not have a material impact on its Consolidated Balance Sheet and Consolidated Statement of Income, Comprehensive Income and Equity.

         On January 1, 2001, in accordance with the transition provisions of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix also recorded an offsetting net-of-tax cumulative-effect-type of adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix also recorded a net-of-tax cumulative-effect-type of adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

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         For derivative instruments, which were not designated as hedges upon implementation of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not adjusted. There were no gains or losses on derivatives that had been previously deferred that required de-recognition from the balance sheet.

         On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material effect on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expensed as incurred. The adoption of SOP 98-5 did not have a material effect on Phoenix's results from operations or financial position.

3.       SIGNIFICANT TRANSACTIONS

         REORGANIZATION

         On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department (the Insurance Department) a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's Board of Directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the Insurance Department.

         PHOENIX INVESTMENT PARTNERS, LTD.

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. See Note 23 - "Subsequent Events."

         In September 2000, PXP, in accordance with the original terms of Roger Engemann & Associates, Inc.'s (REA) Purchase and Sale Agreement, paid REA an additional purchase price of $50.0 million, based upon growth in REA's management fee revenues. This additional purchase price was financed through borrowings from an existing credit facility and is included as a component of goodwill and other intangible assets in the Consolidated Balance Sheet.

         On March 1, 1999, PXP acquired the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, PXP paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The excess of purchase price over the fair value of acquired net tangible assets of Zweig totaled $136.1 million. Of this excess purchase price, $77.2 million has been allocated to intangible assets, primarily associated with investment management contracts, which are being amortized using a straight-line basis over an average estimated useful life of approximately 12 years. The remaining excess purchase price of $58.9 million has been classified as goodwill and is being amortized over 40 years using a straight-line basis. The Zweig Group managed approximately $2.6 billion of assets as of December 31, 2000.

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         On December 3, 1998, PXP completed the sale of its 49% interest in
         Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. PXP received $37.0 million in cash and a $10.0 million three-year interest-bearing note. The transaction resulted in a pre-tax gain of approximately $17.5 million.

         DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments: the Reinsurance Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial effect of these transactions are contained in
         Note 13 - "Discontinued Operations."

         PROPERTY AND CASUALTY DISTRIBUTION OPERATIONS

         On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also acquired two seats on HRH's board of directors. The pre-tax gain realized on the sale was $40.1 million.

         The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

         The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

         The market value of Phoenix's investments in HRH, based on the closing market price, was $64.2 million and $90.6 million as of December 31, 1999 and 2000, respectively.

         PFG HOLDINGS, INC.

         On October 29, 1999, PM Holdings, a wholly owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value to 80% of the appraised value of the common stock at that time. As of December 31, 2000, this option had not been executed. Since Phoenix officers hold board voting control, the entity has been consolidated and a minority interest has been established for outside shareholders' interests. The transaction resulted in goodwill of $3.8 million to be amortized over ten years.

         PFG Holdings has three operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

         AGL Life Assurance Company must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

         EMPRENDIMIENTO COMPARTIDO, S.A. (EMCO)

         At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete. Payment for the stock will be made in

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--------------------------------------------------------------------------------

         three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to annual interest of 7.06%. The covenant was paid at the time of closing.

         In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

         On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

         After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

         PHOENIX NEW ENGLAND TRUST HOLDING COMPANY

         On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust Company, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank, fsb, and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

         On September 29, 2000, Phoenix New England Trust Holding Company sold its New Hampshire trust and agency operations, consisting of Charter Holding Corp. (Charter Holding) and Phoenix New England Trust Company for $9.1 million in cash to a partnership consisting of Lake Sunapee Bank, Meredith Village Savings Bank and Savings Bank of Walpole (Partner Banks). Each of the Partner Banks was a minority shareholder in Charter Holding prior to the sale. The pre-tax gain realized on this sale was $0.1 million.

         LOMBARD INTERNATIONAL ASSURANCE, S.A.

         On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A. (Lombard), a pan-European life insurer based in Luxembourg, for $29.1 million in cash. Lombard provides unit-linked life assurance products designed exclusively for high net worth investors in ten European countries. This investment is carried at fair value, for which cost is a reasonable estimate, and is classified as equity securities in the Consolidated Balance Sheet.

         ABERDEEN ASSET MANAGEMENT PLC

         On February 18, 1999, PM Holdings purchased an additional 15,050,000 shares of the common stock of Aberdeen Asset Management PLC (Aberdeen), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares as of December 31, 1999 and 2000, respectively.

         On April 15, 1996, Phoenix purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

         The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 20% of the outstanding Aberdeen common stock, 26% on a diluted basis.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The market value of Phoenix's investments in Aberdeen, based on the closing market price, was $209.5 million and $455.8 million as of December 31, 1999 and 2000, respectively.

         DIVIDEND SCALE REDUCTION

         In November 2000, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000. In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

         REAL ESTATE SALES

         On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309.0 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 2000, Phoenix had two commercial real estate properties remaining with a carrying value of $23.0 million and five joint venture real estate partnerships with a carrying value of $54.9 million, and these investments are reported as real estate on the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.       INVESTMENTS

         Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:


         DEBT AND EQUITY SECURITIES

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        30.6  $          .3  $         (.9) $        30.0
         Foreign government bonds                                   2.4                           (.7)           1.7
         Corporate securities                                   1,781.2           48.0          (39.0)       1,790.2
         Mortgage-backed and asset-backed securities              295.4           15.3           (3.8)         307.0
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,109.6           63.6          (44.4)       2,128.9
                                                          -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         262.5           13.8            (.3)         276.0
         State and political subdivision bonds                    459.9           16.9           (1.9)         474.9
         Foreign government bonds                                 246.0           26.7           (5.8)         266.9
         Corporate securities                                   2,222.1           37.7          (83.1)       2,176.7
         Mortgage-backed and asset-backed securities            2,830.5           63.5          (25.2)       2,868.8
                                                          -------------  -------------  -------------  -------------

            Total available-for-sale securities                 6,021.0          158.6         (116.3)       6,063.3
            Less: available-for-sale securities of
            discontinued operations                               114.3                                        114.3
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities of
           continuing operations                                5,906.7          158.6         (116.3)       5,949.0
                                                          -------------  -------------  -------------  -------------

           Total debt securities of continuing
           operations                                     $     8,016.3  $       222.2  $      (160.7) $     8,077.9
                                                          =============  =============  =============  =============

         Equity securities                                $       297.3  $        77.9  $       (39.7) $       335.5
                                                          =============  =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        27.6  $          .4  $        (1.0) $        27.0
         Foreign government bonds                                   3.0                           (.8)           2.2
         Corporate securities                                   1,744.2           12.9          (92.9)       1,664.2
         Mortgage-backed and asset-backed securities              285.4            1.4          (19.2)         267.6
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,060.2           14.7         (113.9)       1,961.0
           Less: held-to-maturity securities of
             discontinued operations                              102.0             .7           (5.8)          96.9
                                                          -------------  -------------  -------------  -------------
           Total held-to-maturity securities of                 1,958.2           14.0         (108.1)       1,864.1
             continuing operations                        -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         283.7            1.9           (6.5)         279.1
         State and political subdivision bonds                    495.9            4.8          (21.8)         478.9
         Foreign government bonds                                 273.9           23.7           (4.0)         293.6
         Corporate securities                                   2,353.2           18.6         (102.8)       2,269.0
         Mortgage-backed and asset-backed securities            2,977.1           17.9         (103.2)       2,891.8
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities                  6,383.8           66.9         (238.3)       6,212.4
           Less: available-for-sale securities of
             discontinued operations                              725.1            7.6          (27.1)         705.6
                                                          -------------  -------------  -------------  -------------
           Total available-for-sale securities of
             continuing operations                              5,658.7           59.3         (211.2)       5,506.8
                                                          -------------  -------------  -------------  -------------
           Total debt securities of continuing operations $     7,616.9  $        73.3  $      (319.3) $     7,370.9
                                                          =============  =============  =============  =============

         Equity securities                                $       295.2  $       168.1  $       (24.2) $       439.1
           Less: equity securities of discontinued
             operations                                             1.9                                          1.9
                                                          -------------  -------------  -------------  -------------

           Total equity securities of continuing          $       293.3  $       168.1  $       (24.2) $       437.2
             operations                                   =============  =============  =============  =============

         The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $19.6 million, $3.9 million and $3.9 million, for the years ended December 31, 1998, 1999 and 2000, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized losses were $0.8 million, $0.2 million and $3.9 million in 1998, 1999 and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                                HELD-TO-MATURITY             AVAILABLE-FOR-SALE
                                                          ----------------------------  ----------------------------
                                                            AMORITIZED       FAIR        AMORITIZED        FAIR
                                                               COST          VALUE          COST           VALUE
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         Due in one year or less                          $       118.1  $       118.3  $       118.3  $       118.6
         Due after one year through five years                    517.2          519.8          514.7          516.9
         Due after five years through ten years                   649.7          658.1          993.5          982.0
         Due after ten years                                      529.2          525.7        1,564.0        1,577.0
         Mortgage-backed and asset-backed securities              295.4          307.0        2,830.5        2,868.8
                                                          -------------  -------------  -------------  -------------

         Total                                            $     2,109.6  $     2,128.9  $     6,021.0  $     6,063.3
         Less: securities of discontinued operations                                            114.3          114.3
                                                          -------------  -------------  -------------  -------------
         Total securities of continuing operations        $     2,109.6  $     2,128.9  $     5,906.7  $     5,949.0
                                                          =============  =============  =============  =============

         Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                 DECEMBER 31,
                                                                         ----------------------------
                                                                              1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)

         Planned amortization class                                      $       168.0  $       117.4
         Asset-backed                                                            956.9          917.0
         Mezzanine                                                               194.9          166.5
         Commercial                                                              735.2          846.6
         Sequential pay                                                        1,039.0        1,051.4
         Pass through                                                             77.2           60.8
         Other                                                                     6.0            4.5
                                                                         -------------  -------------
         Total mortgage-backed and asset-backed securities               $     3,177.2  $     3,164.2
                                                                         =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORTGAGE LOANS AND REAL ESTATE

         Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

         Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS                REAL ESTATE
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                          ----------------------------  ----------------------------
                                                              1999            2000           1999           2000
                                                          -------------  -------------  -------------  -------------
                                                                              (IN MILLIONS)
         Property type:
         Office buildings                                 $       183.9  $       171.3  $        30.5  $        34.4
         Retail                                                   208.6          183.5           14.1            6.9
         Apartment buildings                                      252.9          180.7           41.7           45.9
         Industrial buildings                                      82.7           64.8
         Other                                                      3.0            2.2            8.9
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============
         Geographic region:
         Northeast                                        $       149.3  $       124.5  $        59.6  $        49.8
         Southeast                                                198.6          147.6
         North central                                            164.1          147.4             .7             .5
         South central                                            105.1          103.7           21.2           22.3
         West                                                     114.0           79.3           13.7           14.6
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============

         At December 31, 2000, scheduled mortgage loan maturities were as follows: 2001 - $69.8 million; 2002 - $31.2 million; 2003 - $87.1 million; 2004 - $37.1 million; 2005 - $32.9 million; 2006 - $96.6 million, and $248.0 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $0.0 million of its mortgage loans during 1999 and 2000, respectively, based on terms which differed from those granted to new borrowers.

         The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 2000 is $6.0 million and $11.4 million, respectively. There are valuation allowances of $5.4 million and $9.0 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         INVESTMENT VALUATION ALLOWANCES

         Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                                           BALANCE AT                                   BALANCE AT
                                                           JANUARY 1,      ADDITIONS     DEDUCTIONS     DECEMBER 31,
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         2000
         Mortgage loans                                   $        14.3  $         1.8  $        (7.0) $         9.1
         Real estate                                                3.2            6.1                           9.3
                                                          -------------  -------------  -------------  -------------

         Total                                            $        17.5  $         7.9  $        (7.0) $        18.4
                                                          =============  =============  =============  =============


         1999
         Mortgage loans                                   $        30.6  $         9.7  $       (26.0) $        14.3
         Real estate                                                6.4             .2           (3.4)           3.2
                                                          -------------  -------------  -------------  -------------

         Total                                            $        37.0  $         9.9  $       (29.4) $        17.5
                                                          =============  =============  =============  =============


         1998
         Mortgage loans                                   $        35.8  $        50.6  $       (55.8) $        30.6
         Real estate                                               28.5            5.1          (27.2)           6.4
                                                          -------------  -------------  -------------  -------------

         Total                                            $        64.3  $        55.7  $       (83.0) $        37.0
                                                          =============  =============  =============  =============

         NON-INCOME PRODUCING MORTGAGE LOANS AND DEBT SECURITIES

         The net carrying values of non-income producing mortgage loans were $0.0 million and $6.0 million at December 31, 1999 and 2000, respectively. There were no non-income producing debt securities at December 31, 1999 and 2000.

         VENTURE CAPITAL PARTNERSHIPS

         Phoenix invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

         Phoenix records its equity in the earnings of these partnerships in net investment income.

         The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                             1998           1999           2000
                                                                         ------------   -------------  -------------
                                                                                        (IN MILLIONS)
         Operating losses                                                $        (2.7) $        (8.9) $        (7.7)
         Realized gains on cash and stock distributions                           23.3           84.7          223.3
         Net unrealized gains on investments held in the
           partnerships                                                           19.0           64.1           61.7
                                                                         -------------  -------------  -------------

         Total venture capital partnership net investment                $        39.6  $       139.9  $       277.3
           income                                                        =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         OTHER INVESTED ASSETS

         Other invested assets were as follows:

                                                                                  DECEMBER 31,
                                                                         ----------------------------
                                                                               1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)
         Transportation and equipment leases                             $        82.1  $        83.2
         Affordable housing partnerships                                          22.2           29.1
         Investment in other affiliates                                           12.4            7.5
         Seed money in separate accounts                                          33.3           41.2
         Mezzanine partnerships                                                   17.5           30.4
         Other partnership interests                                              24.5           44.3
                                                                         -------------  -------------

         Total other invested assets                                             192.0          235.7
         Less: other invested assets of discontinued operations                    4.0
                                                                         -------------  -------------
         Total other invested assets of continuing operations            $       188.0  $       235.7
                                                                         =============  =============


         NET INVESTMENT INCOME

         The components of net investment income for the year ended December 31, were as follows:


                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
         Debt securities                                        $       596.3      $       637.4       $      622.2
         Equity securities                                                6.5                7.9               13.3
         Mortgage loans                                                  83.1               66.3               54.6
         Policy loans                                                   146.5              149.0              157.4
         Real estate                                                     38.3                9.7                9.2
         Venture capital partnerships                                    39.6              139.9              277.3
         Other invested assets                                            4.8                 .7                1.2
         Short-term investments                                          23.8               22.6               27.5
                                                                -------------      -------------       -------------

         Sub-total                                                      938.9            1,033.5            1,162.7
         Less: investment expenses                                       14.0               13.0               14.3
                                                                -------------      -------------       -------------

         Net investment income                                          924.9            1,020.5            1,148.4
         Less: net investment income of discontinued
           operations                                                    65.3               67.4               21.0
                                                                -------------      -------------       -------------
         Total net investment income of continuing              $       859.6      $       953.1       $    1,127.4
           operations                                           =============      =============       =============

         Investment income of $4.5 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2000. Phoenix does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See Note 2 - "Summary of Significant Accounting Policies - Valuation of Investments" for further information on mortgage loan and debt security impairment.

         The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $34.9 million at December 31, 1999 and 2000, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         $4.9 million, $4.1 million and $3.9 million in 1998, 1999 and 2000, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.5 million and $3.1 million in 1998, 1999 and 2000, respectively.

         INVESTMENT GAINS AND LOSSES

         Net unrealized investment gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
          Debt securities                                       $        (7.0)     $      (428.5)      $       213.8

          Equity securities                                             (91.9)              63.2              (105.7)
          DAC                                                             6.7              260.3              (117.2)
          Deferred income tax benefits                                  (32.3)             (36.7)               (3.2)
                                                                -------------      -------------       -------------

          Net unrealized investment losses
            on securities available-for-sale                    $       (59.9)     $       (68.3)      $        (5.9)
                                                                =============      =============       =============

         Net realized investment gains and losses for the year ended December 31, were as follows:

                                                                            1998           1999            2000
                                                                        -------------  -------------   -------------
                                                                                       (IN MILLIONS)
          Debt securities                                              $        (4.3) $       (20.4)   $       (54.2)
          Equity securities                                                     11.9           16.6            146.8
          Mortgage loans                                                        (6.9)          18.5              3.0
          Real estate                                                           67.5            2.9             (4.3)
          Sale of property and casualty distribution subsidiary                                40.1              (.8)
          Other invested assets                                                 (4.6)          18.5             (1.1)
                                                                       -------------  -------------    -------------

          Net realized investment gains                                         63.6           76.2             89.4
          Less: net realized investment gains  from discontinued
            operations                                                           5.4             .4               .2
                                                                       -------------  -------------    -------------
          Net realized investment gains from continuing operations     $        58.2  $        75.8    $        89.2
                                                                       =============  =============    =============

         The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                                            1998            1999            2000
                                                                       -------------  -------------    -------------
                                                                                       (IN MILLIONS)

          Proceeds from disposals                                      $      912.7     $   1,106.9    $       898.5
          Gross realized gains on sales                                $       17.4     $      21.8    $         8.7
          Gross realized losses on sales                               $       33.6     $      39.1    $        53.2

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.       GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill and other intangible assets were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          PXP gross amounts:
            Goodwill                                                       $           384.6     $          425.7
            Investment management contracts                                            236.0                244.0
            Non-compete covenant                                                         5.0                  5.0
            Other                                                                       10.9                  4.5
                                                                           -----------------     ----------------
          Totals                                                                       636.5                679.2
                                                                           -----------------     ----------------

          Other gross amounts:
            Goodwill                                                                    32.6                 25.2
            Intangible asset related to pension plan benefits                           11.7                  8.3
            Other                                                                        1.2                  1.0
                                                                           -----------------     ----------------
          Totals                                                                        45.5                 34.5
                                                                           -----------------     ----------------

          Total gross goodwill and other intangible assets                             682.0                713.7

          Accumulated amortization - PXP                                               (79.9)              (112.4)
          Accumulated amortization - other                                              (8.8)                (5.4)
                                                                           -----------------     ----------------

          Total goodwill and other intangible assets, net                  $           593.3     $          595.9
                                                                           =================     ================

         In 2000, Phoenix wrote off $1.9 million of goodwill associated with its acquisition of PractiCare, Inc. in 1997. In 1999, Phoenix wrote off
         $2.6 million of goodwill associated with its acquisition of Phoenix
         National Life Insurance Company in 1998 and $2.0 million associated with an acquisition of Phoenix New England Trust in 1999.


6.       INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          EMCO common stock                                                $            13.4     $           14.8
          Aberdeen common stock                                                         61.6                 58.7
          Aberdeen 7% convertible subordinated notes                                    37.5                 37.5
          HRH common stock                                                              16.2                 16.9
          HRH 5.25% convertible subordinated notes                                      32.0                 32.0
                                                                           -----------------     ----------------
          Total investments in unconsolidated subsidiaries                 $           160.7     $          159.9
                                                                           =================     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of equity in earnings of and interest earned from investments in unconsolidated subsidiaries for the year ended December 31, were as follows:


                                                                      1998               1999              2000
                                                                ----------------   ---------------   ---------------
                                                                                    (IN MILLIONS)
         EMCO common stock                                      $           (1.4)   $          1.1   $           1.4
         Aberdeen common stock                                               1.2               2.9               7.0
         Aberdeen 7% convertible subordinated notes                          2.6               2.6               2.6
         HRH common stock                                                                       .7               1.2
         HRH 5.25% convertible subordinated notes                                              1.1               1.7
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest                            2.4               8.4              13.9
           earned from investments in unconsolidated
           subsidiaries before income taxes
         Income taxes                                                         .8               2.9               4.9
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest               $            1.6   $           5.5    $          9.0
           earned from investments in unconsolidated            ================   ===============   ===============
           subsidiaries

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       DERIVATIVE INSTRUMENTS

         Derivative instruments as of December 31, are summarized below:

                                                                        1999                         2000
                                                               --------------------     -----------------------
                                                                              (IN MILLIONS)
         ASSET HEDGES
         Foreign currency swaps:
           Notional amount                                     $              8.1     $            24.3
           Weighted average received rate                                  12.04%                12.11%
           Weighted average paid rate                                      10.00%                10.61%
           Fair value                                          $               .2     $             2.0

         Interest rate swaps:
           Notional amount                                     $             43.0     $            43.0
           Weighted average received rate                                   7.51%                 7.51%
           Weighted average paid rate                                       6.14%                 6.78%
           Fair value                                          $               .4     $             1.9

         LIABILITY HEDGES
         Swaptions:
           Notional amount                                     $          1,600.0     $
           Weighted average strike rate                                     5.02%
           Index rate (1)                                              10 Yr. CMS
           Fair value                                          $            (8.2)     $

         Interest rate floors:
           Notional amount                                     $          1,210.0     $           110.0
           Weighted average strike rate                                     4.57%                 4.79%
           Index rate (1)                                        2-10 Yr. CMT/CMS       2-5 Yr. CMT/CMS
           Fair value                                          $            (7.5)     $            (.1)

          Interest rate swaps:
            Notional amount                                    $            431.0     $           410.0
            Weighted average received rate                                  6.22%                 6.66%
            Weighted average paid rate                                      6.09%                 6.50%
            Fair value                                         $              1.1     $             6.1

          Interest rate caps:
            Notional amount                                    $             50.0     $            50.0
            Weighted average strike rate                                    7.95%                 7.95%
            Index rate (1)                                             10 Yr. CMT            10 Yr. CMT
            Fair value                                         $               .8     $

         (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

         The increase in net investment income related to interest rate swap contracts was $2.1 million, $1.0 million and $1.4 million for the years ended December 31, 1998, 1999 and 2000, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $0.2 million, $2.3 million and $2.3 million for the years ended December 31, 1998, 1999 and 2000, respectively, representing quarterly premium payments on these instruments which are

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

         Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

         Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

8.       NOTES PAYABLE

                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                        1999                          2000
                                                               -----------------------      ------------------------
                                                                                 (IN MILLIONS)
         Short-term debt                                       $                  21.6      $                    .3
         Bank borrowings, blended rate 6.9% due in varying
           amounts to 2004                                                       260.3                        230.0
         Notes payable                                                             1.1
         Subordinated debentures, 6% due 2015                                     41.4                         20.1
         Surplus notes, 6.95%, due 2006                                          175.0                        175.0
                                                               -----------------------      -----------------------

         Total notes payable                                   $                 499.4      $                 425.4
                                                               =======================      =======================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Phoenix has several lines of credits established with major commercial banks. The first facility has a $100.0 million line of credit maturing October 3, 2001. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk-based capital ratio, and that it not exceed a maximum leverage ratio. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The second facility has a $100.0 million line that matures November 1, 2001. Loans under this facility may be made available to Phoenix or PM Holdings with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Domestic dollar drawdowns may also be executed at various maturities that bear interest at the bank's certificate of deposit rate plus 0.285%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk based capital ratio and a minimum capital to asset ratio, as well as other ratios, including debt to capital, non-investment-grade assets to total assets, and real estate assets to net invested assets. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000 with the exception of the ratio of non-investment grade assets to total assets. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement. There were no penalties or liabilities as a result of the covenant violation.

         The third facility has a (pound)20.0 million line that matures on July 11, 2001. Loans under this facility bear interest at Sterling LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement, and in January 2001, terminated this agreement.

         The fourth facility is a $200.0 million syndicated line maturing in August 2002 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. PXP may select from the Certificate of Deposit (CD), Eurodollar, or the Base Lending rate, plus an applicable margin in the case of Eurodollar and CD rate loans. The credit agreement contains customary financial and operating covenants including, among other provisions, requirements that the company maintain certain financial ratios and satisfy certain financial tests, restrictions on the ability to incur indebtedness and limitations on the amount of PXP's capital expenditures. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. As of December 31, 2000, PXP had $190.0 million outstanding under this agreement.

         The fifth facility is a $175.0 million line maturing in March 2004 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. Domestic dollar loans bear interest at the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at rates equal to LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. As of December 31, 2000 PXP had $40.0 million outstanding under this agreement.

         In November 1996, Phoenix issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the Superintendent), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix. As of December 31, 2000, Phoenix had $175.0 million in surplus notes outstanding.

         As of December 31, 2000 Phoenix had outstanding $20.1 million principal amount of 6% convertible subordinated debentures due 2015, issued by PXP and held by outside third parties. PXP issued these debentures in April 1998 in exchange for all outstanding shares of its Series A convertible exchangeable preferred stock. Each $25.00 principal amount of these debentures is convertible into 3.11 shares of PXP common stock at any time upon the holder's election and the debentures may be redeemed by PXP, in whole or in part at any time upon 15 days' notice beginning November 1, 2000.

         Additionally, Phoenix has access to several other, smaller credit lines. The total unused credit was $377.5 million at December 31, 2000. Phoenix was in compliance with all financial and operating covenants related to the debt agreements as of December 31, 2000, with the exception of the ratio of non-investment grade assets to total assets covenant in the Phoenix facility that matures on November 1, 2001.

         Maturities of other indebtedness are as follows: 2001 - $0.3 million; 2002 - $190.0 million; 2003 - $0.0 million; 2004 - $40.0 million; 2005
         - $0.0 million; 2006 and thereafter - $195.1 million.

         Interest expense was $29.8 million, $34.0 million and $32.7 million for the years ended December 31, 1998, 1999 and 2000, respectively.

9.       INCOME TAXES

         A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1998                   1999                  2000
                                                 -------------------   -------------------   -------------------
                                                                          (IN MILLIONS)
         Income taxes
           Current                               $              49.6   $             114.0   $             122.4
           Deferred                                              6.4                 (15.0)                (67.0)
                                                 -------------------   -------------------   -------------------

         Total                                   $              56.0   $              99.0   $              55.4
                                                 ===================   ===================   ===================

         The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                        1998                   1999                   2000
                                                 --------------------   --------------------   --------------------
                                                  (IN MILLIONS)    %     (IN MILLIONS)    %     (IN MILLIONS)    %
                                                 --------------  ----   --------------  ----   --------------  ----
         Income tax expense at statutory         $         54.9   35%             93.1   35%            54.4    35%
           rate

         Dividend received deduction and
           tax-exempt interest                             (3.3) (2)%             (3.0) (1)%            (6.7)  (4)%
         Other, net                                         4.4    3%             (2.7) (1)%            (2.6)  (2)%
                                                 --------------  ----   --------------  ----   --------------  ----
                                                           56.0   36%             87.4   33%             45.1   29%

         Differential earnings
           (equity tax)                                                           11.6    4%             10.3    7%
                                                 --------------  ----   --------------  ----   --------------  ----


         Income taxes                            $         56.0   36%   $         99.0   37%   $         55.4   36%
                                                 --------------  ----   --------------  ----   --------------  ----

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The net deferred income tax liability represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                        -----------------------------------------
                                                                              1999                    2000
                                                                        ------------------      -----------------
                                                                                     (IN MILLIONS)
         DAC                                                            $            287.0     $            217.9
         Unearned premium/deferred revenue                                          (139.4)                (139.0)
         Impairment reserves                                                         (15.6)                 (16.8)
         Pension and other postretirement benefits                                   (68.9)                 (65.1)
         Investments                                                                 177.2                  177.0
         Future policyholder benefits                                               (181.2)                (186.4)
         Other                                                                         3.1                    8.3
                                                                        ------------------      -----------------
                                                                                      62.2                   (4.1)
         Net unrealized investment gains                                              23.6                   11.9
         Minimum pension liability                                                    (4.1)                  (3.3)
         Equity in earnings of unconsolidated subsidiaries                             1.6                    4.9
                                                                        ------------------      -----------------

         Deferred income tax liability, net                             $             83.3      $             9.4
                                                                        ==================      =================

         Gross deferred income tax assets totaled $409.2 million and $410.6 million at December 31, 1999 and 2000, respectively. Gross deferred income tax liabilities totaled $492.5 million and $420.0 million at December 31, 1999 and 2000, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 2000 will be realized.

10.      PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

         PENSION PLANS

         Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Components of net periodic pension cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           (income) Service cost                                 $         11.7   $        12.7   $          9.7
           Interest cost                                                   23.8            25.7             28.6
           Curtailments                                                                    21.6               .5
           Expected return on plan assets                                 (25.9)          (29.4)           (34.5)
           Amortization of net transition asset                            (2.5)           (2.5)            (2.5)
           Amortization of prior service cost                               1.8             1.8              1.3
           Amortization of net gain                                        (1.3)           (2.9)            (7.6)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost (income)                    $          7.6   $        27.0   $         (4.5)
                                                                 ==============   =============   ==============

         In 1999 and 2000, Phoenix offered special retirement programs under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 374 eligible employees, 177 accepted the special retirement programs. As a result of the special retirement programs, Phoenix recorded additional pension expense of $21.6 million and $3.3 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a pension credit (income) of $2.8 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

         The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
         Change in projected benefit obligation
           Projected benefit obligation at beginning of year            $            367.3      $           397.9
           Service cost                                                               12.7                    9.7
           Interest cost                                                              25.7                   28.6
           Plan amendments                                                            23.9                    3.5
           Curtailments                                                               (6.4)                  (8.1)
           Actuarial loss                                                             (5.3)                    .4
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Projected benefit obligation at end of year                  $            397.9      $           407.9
                                                                        ==================      =================

         Change in plan assets
           Fair value of plan assets at beginning of year               $            377.2      $           442.8
           Actual return on plan assets                                               81.7                   21.6
           Employer contributions                                                      3.9                    4.5
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Fair value of plan assets at end of year                     $            442.8      $           444.8
                                                                        ==================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
           Funded status of the plan                                    $             44.9      $            36.9
           Unrecognized net transition asset                                         (12.3)                  (9.9)
           Unrecognized prior service cost                                            11.8                    8.3
           Unrecognized net gain                                                    (135.5)                (117.4)
                                                                        ------------------      -----------------
           Net amount recognized                                        $            (91.1)     $           (82.1)
                                                                        ==================      =================

         Amounts recognized in the Consolidated Balance
           Sheet consist of:
           Accrued benefit liability                                    $           (114.7)     $           (99.8)
           Intangible asset                                                           11.7                    8.3
           Accumulated other comprehensive income                                     11.9                    9.4
                                                                        ------------------      -----------------
           Amounts recognized in the Consolidated Balance               $            (91.1)     $           (82.1)
              Sheet                                                     ==================      =================

         At December 31, 1999 and 2000, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $73.6 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 2000 related to this plan were $60.1 million and $61.7 million, respectively, and are included in other liabilities on the Consolidated Balance Sheet.

         Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.1 million, net of income taxes, at December 31, 1999 and 2000, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $8.3 million as of December 31, 1999 and 2000 related to the non-qualified plan.

         The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% for 1999 and 2000. The discount rate assumption for 2000 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% for 1999 and 2000. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 2000.

         The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

         Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1999 and 2000 were $4.1 million, $4.0 million and $3.8 million, respectively.

         OTHER POSTRETIREMENT BENEFIT PLANS

         In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

         Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

         The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           Service cost                                          $          3.4   $         3.4   $          2.2
           Interest cost                                                    4.6             4.6              4.3
           Curtailments                                                                     5.4             (1.7)
           Amortization of net gain                                        (1.2)           (1.5)            (2.2)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost                             $          6.8   $        11.9   $          2.6
                                                                 ==============   =============   ==============

         As a result of the special retirement programs, Phoenix recorded an additional postretirement benefit expense (pre-tax) of $5.5 million and $1.1 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a postretirement credit (income) of $2.9 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:


                                                                                            DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      1999              2000
                                                                                 ---------------   ---------------
                                                                                          (IN MILLIONS)
         Change in projected postretirement benefit obligation
           Projected benefit obligation at beginning of year                     $          71.1   $          71.4
           Service cost                                                                      3.4               2.2
           Interest cost                                                                     4.6               4.3
           Plan amendments                                                                   5.8               1.3
           Curtailments                                                                      (.3)             (3.1)
           Actuarial gain                                                                   (8.7)             (9.6)
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Projected benefit obligation at end of year                                      71.4              62.6
                                                                                 ---------------   ---------------

         Change in plan assets
           Employer contributions                                                            4.5               3.9
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Fair value of plan assets at end of year
                                                                                 ---------------   ---------------

         Funded status of the plan                                                         (71.4)            (62.6)
         Unrecognized net gain                                                             (33.6)            (41.0)
                                                                                 ---------------   ---------------
           Accrued benefit liability                                             $        (105.0)  $        (103.6)
                                                                                 ===============   ===============

         The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1999 and 2000.

         For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 6.5% in 1999 and 2000, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

         The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.8 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.5 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

         OTHER POSTEMPLOYMENT BENEFITS

         Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were ($0.5) million for 1998, $0.5 million for 1999, and ($0.7) million for 2000.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      COMPREHENSIVE INCOME

         The components of, and related income tax effects for, other comprehensive income for the year ended December 31, were as follows:


                                                                     1998              1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Unrealized (losses) gains on securities available-
           for-sale:
         Before-tax amount                                      $         (72.3)  $        (102.8)  $          81.5
         Income tax (benefit) expense                                     (25.4)            (36.0)             28.5
                                                                ---------------   ---------------   ---------------
         Totals                                                           (46.9)            (66.8)             53.0
                                                                ---------------   ---------------   ---------------

         Reclassification adjustment for net gains realized
           in net income:
         Before-tax amount                                                (20.0)             (2.2)            (90.6)
         Income tax benefit                                                (7.0)              (.7)            (31.7)
                                                                ---------------   ---------------   ---------------
         Totals                                                           (13.0)             (1.5)            (58.9)
                                                                ---------------   ---------------   ---------------

         Net unrealized losses on securities available-
           for-sale:
         Before-tax amount                                                (92.3)           (105.0)             (9.1)
         Income tax benefit                                               (32.4)            (36.7)             (3.2)
                                                                ---------------   ---------------   ---------------
         Totals                                                 $         (59.9)  $         (68.3)  $          (5.9)
                                                                ===============   ===============   ===============

         Minimum pension liability adjustment:
         Before-tax amount                                      $          (2.3)  $          (2.3)  $           2.4
         Income tax (benefit) expense                                       (.8)              (.8)               .8
                                                                ---------------   ---------------   ---------------
         Totals                                                 $          (1.5)  $          (1.5)  $           1.6
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following table summarizes accumulated other comprehensive income for the year ended December 31:

                                                                      1998              1999             2000
                                                                ---------------   ---------------   --------------
                                                                                   (IN MILLIONS)
         Net unrealized gains (losses) on securities
         available-for-sale:
         Balance, beginning of year                             $         160.4   $         100.5   $         32.2
         Change during period                                             (59.9)            (68.3)            (5.9)
                                                                ---------------   ---------------   --------------
         Balance, end of year                                             100.5              32.2             26.3
                                                                ---------------   ---------------   --------------

         Minimum pension liability adjustment:
         Balance, beginning of year                                        (4.7)             (6.2)            (7.7)
         Change during period                                              (1.5)             (1.5)             1.6
                                                                ---------------   ---------------   --------------
         Balance, end of year                                              (6.2)             (7.7)            (6.1)
                                                                ---------------   ---------------   --------------

         Accumulated other comprehensive income:
         Balance, beginning of year                                       155.7              94.3             24.5
         Change during period                                             (61.4)            (69.8)            (4.3)
                                                                ---------------   ---------------   --------------
         Balance, end of year                                   $          94.3   $          24.5   $         20.2
                                                                ===============   ===============   ==============

12.      SEGMENT INFORMATION

         Phoenix offers a wide range of financial products and services. These businesses are managed within four reportable segments: (i) Life and Annuity, (ii) Investment Management, (iii) Venture Capital, and (iv) Corporate and Other. These reportable segments are managed in this fashion because they either provide different products or services, are subject to different regulation, require different strategies or have different distribution systems.

         The Life and Annuity segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

         The Investment Management segment includes retail and institutional investment management and distribution including mutual funds, managed accounts, open-end funds and closed-end funds.

         The Venture Capital segment includes Phoenix's equity share in the operating income and the realized and unrealized investment gains of Phoenix's venture capital partnership investments.

         Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131 "Disclosure about Segments of an Enterprise and Related Information." They include international operations and the run-off of Phoenix's group pension and guaranteed investment contract businesses.

         The majority of Phoenix's revenue is derived in the United States of America. Revenue derived from outside the United States of America is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

         The accounting policies of the segments are the same as those described in Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates segment performance on the basis of segment after-tax operating income. Realized investment gains and some non-recurring items are excluded because management does not consider them when evaluating the financial performance of the segments. The size and timing of realized investment gains are often subject to management's discretion. The non-recurring items are removed from segment after-tax operating income if, in management's opinion, they are not indicative of overall operating trends. While some of these items

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         may be significant components of Phoenix's GAAP net income, Phoenix believes that segment after-tax operating income is an appropriate measure that represents the net income attributable to the ongoing operations of the business. The criteria used by management to identify non-recurring items and to determine whether to exclude a non-recurring item from segment after-tax operating income include whether the item is infrequent and:

             o    is material to the segment's after-tax operating income,

             o    results from a business restructuring,

             o    results from a change in the regulatory environment or

             o    relates to other unusual circumstances (e.g., litigation).

         Non-recurring items excluded by management from segment after-tax operating income may vary from period to period. Because such items are excluded based on management's discretion, inconsistencies in the application of management's selection criteria may exist. Segment after-tax operating income is not a substitute for net income determined in accordance with GAAP, and may be different from similarly titled measures of other companies.

         Capital is allocated to Investment Management on a historical cost basis and to insurance products based on 200% of company action level risk-based capital. Net investment income is allocated based on the assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations using time studies and other allocation methodologies. See Note 10 - "Pension and Other Postretirement and Postemployment Benefit Plans."

         The following tables provide certain information with respect to Phoenix's operating segments as of and for the years ended December 31, 1998, 1999 and 2000, as well as the realized investment gains and non-recurring items not included in segment after-tax operating income.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                                ---------------------------------------------------
                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Total assets:
         Life and Annuity                                       $      16,938.8   $      18,037.8   $      17,862.4
         Investment Management                                            629.4             784.9             800.2
         Venture Capital                                                  191.2             338.1             467.3
         Corporate and Other                                              739.9             938.6           1,157.7
         Discontinued operations                                          298.7             187.6              25.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      18,798.0   $      20,287.0   $      20,313.2
                                                                ===============   ===============   ===============

         Deferred Policy Acquisition Costs:
         Life and Annuity                                       $       1,058.2   $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         Policy liabilities and accruals:
         Life and Annuity                                       $      10,441.9   $      10,771.4   $      11,220.0
         Corporate and Other                                              136.7             128.4             152.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      10,578.6   $      10,899.8   $      11,372.6
                                                                ===============   ===============   ===============

         Policyholder deposit funds:
         Life and Annuity                                       $         510.7   $         521.9   $         665.6
         Corporate and Other                                               21.0              16.3              12.8
                                                                ---------------   ---------------   ---------------
           Total                                                $         531.7   $         538.2   $         678.4
                                                                ===============   ===============   ===============

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Premiums:
         Life and Annuity                                       $       1,175.8   $       1,175.7   $       1,147.4
                                                                ---------------   ---------------   ---------------
           Total                                                        1,175.8           1,175.7           1,147.4
                                                                ---------------   ---------------   ---------------

         Insurance and investment product fees:
         Life and Annuity                                                 248.3             277.7             302.7
         Investment Management                                            225.3             284.3             324.4
         Corporate and Other                                               83.5              42.2              28.1
         Non-recurring items                                                                 (5.9)              4.6
         Less: inter-segment revenues                                     (19.6)            (23.7)            (28.8)
                                                                ---------------   ---------------   ---------------
           Total                                                $         537.5   $         574.6   $         631.0
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Net investment income:
         Life and Annuity                                       $         768.8   $         768.3   $         791.4
         Investment Management                                                                3.1               2.6
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                               41.8              31.3              45.3
         Add: inter-segment investment expenses                             9.4              10.5              10.8
                                                                ---------------   ---------------   ---------------
           Total                                                          859.6             953.1           1,127.4
                                                                ---------------   ---------------   ---------------

         Policy benefits and increase in policy liabilities
           and policyholder dividends:
         Life and Annuity                                               1,743.6           1,723.6           1,775.8
         Corporate and Other                                               17.8              10.0              12.0
                                                                ---------------   ---------------   ---------------
           Total                                                        1,761.4           1,733.6           1,787.8
                                                                ---------------   ---------------   ---------------

         Amortization of Deferred Policy Acquisition
           Costs:
         Life and Annuity                                                 138.0             147.9             137.8
         Non-recurring items                                                                                  218.2
                                                                ---------------   ---------------   ---------------
           Total                                                          138.0             147.9             356.0
                                                                ---------------   ---------------   ---------------

         Amortization of goodwill and other intangible assets:
         Life and Annuity                                                    .8               6.7                .9
         Investment Management                                             22.0              30.3              31.8
         Corporate and Other                                                6.0               3.1               4.2
                                                                ---------------   ---------------   ---------------
           Total                                                           28.8              40.1              36.9
                                                                ---------------   ---------------   ---------------

         Interest expense:
         Life and Annuity                                                                                        .9
         Investment Management                                             11.5              16.8              17.9
         Corporate and Other                                               18.3              17.2              14.7
         Less: inter-segment expenses                                                                           (.8)
                                                                ---------------   ---------------   ---------------
           Total                                                           29.8              34.0              32.7
                                                                ---------------   ---------------   ---------------

         Other operating expenses:
          Life and Annuity                                                253.3             271.3             295.9
          Investment Management                                           149.1             187.0             222.9
         Corporate and Other                                              122.8              84.7              98.2
         Non-recurring items                                                1.3              28.1              26.5
         Less: inter-segment expenses                                     (10.2)            (13.2)            (17.2)
                                                                ---------------   ---------------   ---------------
           Total                                                          516.3             557.9             626.3
                                                                ---------------   ---------------   ---------------

         Operating income before income taxes, minority
           interest and equity in earnings of and interest
           earned from investments in unconsolidated
           subsidiaries:
         Life and Annuity                                                  57.2              72.2              30.2
         Investment Management                                             42.7              53.3              54.4
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                              (39.6)            (41.5)            (55.7)
         Non-recurring items                                               (1.3)            (34.0)           (240.1)
                                                                ---------------   ---------------   ---------------
           Total                                                $          98.6   $         189.9   $          66.1
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     1998             1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

         Income taxes:
         Life and Annuity                                       $          20.1    $         25.5   $          10.6
         Investment Management                                             19.3              23.0              25.7
         Venture Capital                                                   13.9              49.0              97.1
         Corporate and Other                                              (17.4)            (24.4)            (35.4)
         Non-recurring items                                                (.3)              (.7)            (73.7)
                                                                ---------------   ---------------   ---------------
           Total                                                           35.6              72.4              24.3
                                                                ---------------   ---------------   ---------------

         Minority interest in net income of consolidated
           subsidiaries:
         Investment Management                                              6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------
           Total                                                            6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------

         Equity in earnings of and interest earned from
           investments in unconsolidated subsidiaries:
         Investment Management                                              2.4               3.7               6.2
         Corporate and Other                                                (.8)              1.8               2.8
                                                                ---------------   ---------------   ---------------
           Total                                                            1.6               5.5               9.0
                                                                ---------------   ---------------   ---------------

         Segment operating income after taxes:
         Life and Annuity                                                  37.1              46.7              19.6
         Investment Management                                             19.8              23.9              23.9
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                              (23.0)            (15.3)            (17.5)
                                                                ---------------   ---------------   ---------------
           Sub-total                                                       59.6             146.2             206.2
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                           58.6             112.9              39.8
                                                                ---------------   ---------------   ---------------

         Net realized investment gains (losses) after
           income taxes:
         Life and Annuity                                                 (11.6)             10.3             (15.8)
         Investment Management                                              6.9                                 5.2
         Corporate and Other                                               38.0              38.9              65.6
                                                                ---------------   ---------------   ---------------
           Total                                                           33.3              49.2              55.0
                                                                ---------------   ---------------   ---------------

         Income (loss) from continuing operations:
         Life and Annuity                                                  25.5              57.0               3.8
         Investment Management                                             26.7              23.9              29.1
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                               15.0              23.6              48.1
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                $          91.9   $         162.1   $          94.8
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of non-recurring items for the year ended December 31, were as follows:


                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Supplemental Information
         Non-recurring items:
         Life and Annuity
             DAC write-off                                      $                 $                 $        (141.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                                       (141.8)
                                                                ---------------   ---------------   ---------------
         Investment Management
             Portfolio (loss) gain                                                           (3.8)              3.1
             Loss on sublease transaction                                                                       (.7)
             Restructuring charges                                         (1.0)              (.7)
             Expense of purchase of PXP minority
               interest                                                                                         (.7)
             Litigation settlement                                                                             (1.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                     (1.0)             (4.5)              (.1)
                                                                ---------------   ---------------   ---------------
         Corporate and Other
             Early retirement pension adjustment                                            (17.6)
             Demutualization expense                                                                          (14.1)
             Surplus tax                                                                    (11.2)            (10.4)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                      (28.8)            (24.5)
                                                                ---------------   ---------------   ---------------
         Total                                                  $          (1.0)  $         (33.3)  $        (166.4)
                                                                ===============   ===============   ===============

         Non-recurring items include:

         o an increase to deferred policy acquisition costs amortization resulting from a change in estimated future investment earnings due to a reallocation in December 2000 of assets supporting participating life policies;

         o a charge incurred in 1999, and subsequent insurance recovery in the second quarter of 2000, related to the reimbursement of the two mutual fund investment portfolios which had inadvertently sustained losses;

         o  expenses related to sublease transactions on certain office space;

         o various restructuring charges, which included expenses resulting from a senior executive exercising certain rights under an employment agreement, charges related to the out-sourcing of fund accounting operations, and severance costs related to staff reductions resulting primarily from the closing of PXP's equity management department in Hartford and PXP's reductions in the institutional line of business;

         o  expenses related to the purchase of the PXP minority interest;

         o a charge related to a litigation settlement with former clients of PXP and its former financial consulting subsidiary;

         o a charge incurred in 1999 in connection with an early retirement program;

         o  expenses related to the demutualization; and

         o surplus tax because, as a mutual life insurance company, Phoenix was subject, in the periods indicated, to a surplus tax limiting the ability of mutual insurance companies to deduct the full amount of policyholder dividends from taxable income. Phoenix will not be subject to such surplus tax in 2001 and future years, as a result of demutualization.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Included in policy benefits and dividend amounts for the Life and Annuity segment is interest credited on policyholder account balance of $111.7 million, $105.6 million and $109.5 million for the years, ended December 31, 1998, 1999 and 2000, respectively.

13.      DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments which in prior years had been reflected as reportable business segments: the reinsurance operations, the real estate management operations and the group life and health operations. The discontinuation of these business segments resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

         REINSURANCE OPERATIONS

         During 1999, Phoenix completed a comprehensive strategic review of its reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Accordingly, Phoenix estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix recognized a $173.0 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

         On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix recorded a pre-tax charge of $6 million to reflect a true-up adjustment to estimated individual life reinsurance reserves, in accordance with the sales agreement.

         During 1999, Phoenix placed the retained group accident and health reinsurance business into run-off. Phoenix adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix remained liable for claims under those contracts.

         Based on the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix purchased aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix incurred an initial expense of $130 million on the acquisition of this reinsurance.

         During 2000 Phoenix updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

         The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

         A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix was a member of the Unicover pool. Phoenix terminated its participation in the Unicover pool effective March 1, 1999.

         Phoenix is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix is involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

         Further, Phoenix was, along with Sun Life Assurance of Canada (Sun
         Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

         In its capacity as a retrocessionaire of the Unicover business, Phoenix had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix is involved in separate arbitration proceedings with three of its own retrocessionaires, which are seeking, on various grounds, to avoid paying any amounts to Phoenix. All of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

         During 2000, Phoenix reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix settled with Reliance
         Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

         A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix believes that similar discussions will follow for the remaining years. Although Phoenix is vigorously defending its contractual rights, Phoenix is actively involved in the attempt to reach negotiated business solutions.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

         The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

         On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. (FAS), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

         In addition to the $9.0 million sale price, Phoenix will receive additional proceeds contingent on certain revenue targets. Phoenix recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six equal annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

         REAL ESTATE MANAGEMENT OPERATIONS

         On May 25, 2000, Phoenix sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

         On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

         GROUP LIFE AND HEALTH OPERATIONS

         On April 1, 2000, Phoenix sold its group life and health business to GE Financial Assurance Holdings, Inc. (GEFA) except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheet. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

         The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities was $2.0 million which resulted in a pre-tax loss of $0.4 million.

         The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $25.5 million as of December 31, 1999 and 2000, respectively. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 to exclude the operating results of discontinued operations from those of continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Income from discontinued operations

         Revenues:
           Reinsurance Operations                               $         298.7   $                 $
           Group Life and Health Operations                               503.8             453.8             117.6
           Real Estate Management Operations                               12.7               1.2                .4
                                                                ---------------   ---------------   ---------------
         Total revenues                                         $         815.2   $         455.0   $         118.0
                                                                ===============   ===============   ===============

         Income from discontinued operations:
           Reinsurance Operations                               $          17.2   $                 $
           Group Life and Health Operations                                53.5              56.8              14.8
           Real Estate Management Operations                                (.4)             (1.6)              (.3)
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations before income
           taxes                                                           70.3              55.2              14.5
         Income taxes                                                      25.1              19.1               5.1
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations, net of            $         45.2    $          36.1   $           9.4
           income taxes                                         ===============   ===============   ===============

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                       1999              2000
                                                                                  ---------------   ---------------
                                                                                           (IN MILLIONS)
         Loss on disposal of discontinued operations:
         (Loss) gain on disposal:
           Reinsurance Operations                                                 $        (173.1)  $        (103.0)
           Real Estate Management Operations                                                  5.9               (.6)
           Group Life and Health Operations                                                                    71.7
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations before income taxes                   (167.2)            (31.9)
         Income taxes                                                                       (58.2)            (11.0)
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations, net of income taxes         $        (109.0)  $         (20.9)
                                                                                  ===============   ===============

14.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $83.9 million at December 31, 1999 and 2000, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $204.0 million at December 31, 1999 and 2000, respectively.

         Rental expenses for operating leases, principally with respect to buildings, amounted to $16.9 million, $16.3 million and $14.1 million in 1998, 1999, and 2000, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $39.6 million as of December 31, 2000, payable as follows: 2001 - $12.6 million;

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         2002 - $11.0 million; 2003 - $8.5 million; 2004 - $4.3 million; 2005 -
         $1.6 million; and $1.6 million thereafter.

15.      DIRECT BUSINESS WRITTEN AND REINSURANCE

         As is customary practice in the insurance industry, Phoenix cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Additional information on direct business written and reinsurance assumed and ceded for the year ended December 31, was as follows:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Direct premiums                                        $       1,719.4   $       1,677.5   $       1,399.2
         Reinsurance assumed                                              505.3             416.2             202.4
         Reinsurance ceded                                               (371.9)           (323.0)           (280.9)
                                                                ---------------   ---------------   ---------------
         Net premiums                                                   1,852.8           1,770.7           1,320.7
         Less net premiums of discontinued operations                    (677.0)           (595.0)           (173.3)
                                                                ---------------   ---------------   ---------------
         Net premiums of continuing operations                  $       1,175.8   $       1,175.7   $       1,147.4
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net premiums                       27%               24%               15%
                                                                ===============   ===============   ===============

         Direct policy and contract claims incurred             $         728.1   $         622.3   $         545.0
         Reinsurance assumed                                              433.2             563.8             257.8
         Reinsurance ceded                                               (407.8)           (285.4)           (216.2)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred                          753.5             900.7             586.6
         Less net incurred claims of discontinued
           operations                                                    (465.1)           (661.7)           (234.6)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred of
           continuing operations                                $         288.4   $         239.0   $         352.0
                                                                ===============   ===============   ===============

         Direct life insurance in force                         $     121,442.0   $     131,052.1   $     107,600.7
         Reinsurance assumed                                          110,632.1         139,649.9           1,736.4
         Reinsurance ceded                                           (135,818.0)       (207,192.0)        (72,042.4)
                                                                ---------------   ---------------   ---------------
         Net insurance in force                                        96,256.1          63,510.0          37,294.7
         Less insurance in force of discontinued operations           (24,330.2)         (1,619.5)
                                                                ---------------   ---------------   ---------------
         Net insurance in force of continuing operations        $      71,925.9   $      61,890.5   $      37,294.7
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net insurance in                  115%              220%                5%
           force                                                ===============   ===============   ===============

         Irrevocable letters of credit aggregating $25.2 million at December 31, 2000 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves.

16.      PARTICIPATING LIFE INSURANCE

         Participating life insurance in force was 66.9% and 60.0% of the face value of total individual life insurance in force at December 31, 1999 and 2000, respectively. The premiums on participating life insurance policies were 79.4%, 76.8% and 73.1% of total individual life insurance premiums in 1998, 1999, and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

17.      DEFERRED POLICY ACQUISITION COSTS

         The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $       1,021.9   $       1,058.2   $       1,318.8
         Acquisition cost deferred                                        167.7             148.2             172.8
         Amortized to expense during the year                            (138.1)           (147.9)           (356.0)
         Adjustment to net unrealized investment gains
           (losses) included in other comprehensive income                  6.7             260.3            (116.6)
                                                                ---------------   ---------------   ---------------

         Balance at end of year                                 $      1,058.2    $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2001, 2002, 2003, 2004 and 2005 is $13.2 million, $10.9 million, $8.6 million, $6.7 million and $5.4 million, respectively. The following is an analysis of PVFP for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $         141.2   $         136.8   $         112.7
         Amortization                                                      (4.4)            (24.1)            (15.8)
                                                                ---------------   ---------------   ---------------
         Balance at end of year                                 $         136.8   $         112.7   $          96.9
                                                                ===============   ===============   ===============

         Interest accrued on the unamortized PVFP balance for the years ended December 31, 1998, 1999 and 2000 was $9.2 million, $8.9 million and $7.3 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

         In the fourth quarter of 2000, Phoenix's board of directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

18.      MINORITY INTEREST

         Phoenix's interests in PXP, PFG Holdings and Main Street Management, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 55%, 66% and 80%, respectively, of the outstanding shares of common stock at December 31, 2000. Earnings and equity attributable to minority shareholders are included in minority interest in the Consolidated Financial Statements.

         During 2000, PXP recorded $32.9 million in additional paid-in capital in connection with the exercise of employee stock options and the conversion to common shares by convertible debenture holders.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The increase in minority interest associated with these transactions was $27.0 million. In addition, Phoenix reported a $5.9 million increase in equity as a majority interest in stock issuance transactions in the Consolidated Statement of Income, Comprehensive Income and Equity, representing its share of the difference between exercise price and net book value.

19.      STOCK PURCHASE AND AWARD PLANS

         EMPLOYEE STOCK PURCHASE PLAN

         On November 1, 1999, PXP implemented an Employee Stock Purchase Plan
         (ESPP) previously approved by PXP's board of directors. The ESPP allowed eligible employees to purchase PXP's common stock at the lower of 85% of the market price of the stock at the beginning or end of each offering period, and provided for PXP to withhold up to 15% of a participant's earnings for such purchase. PXP's only expense relating to this plan was for its administration. The maximum number of shares of PXP's common stock that were available under the ESPP was 615,000. The first six month offering period ended April 28, 2000 and the second offering period ended October 31, 2000, at which time 74,284 and 54,190 shares of common stock were under the ESPP, respectively. In consideration of the merger of PXP and PM Holdings, this plan was discontinued effective November 1, 2000.

         RESTRICTED STOCK

         Until December 31, 2000, restricted shares of PXP's common stock were issued to certain officers under the provisions of an approved restricted stock plan. Restricted stock was issued at the market value of a share of PXP's common stock on the date of the grant. If a participant's employment terminated due to retirement, death or disability, the restrictions expired and the shares became fully vested. If a participant terminated employment for any other reason, the non-vested shares of restricted stock were forfeited. The restricted stock vested in even annual installments over a three-year period from the date of the grant. Dividends declared were paid in cash as the restrictions lapsed. Restricted shares were first granted during 1998. At December 31, 1999 and 2000, 291,237 and 605,040 shares of restricted stock have been included in common stock shares outstanding, respectively. The market value of the restricted stock at the time of the grant was recorded as unearned compensation in a separate component of stockholders' equity and was amortized to expense over the restricted period. During 1999 and 2000, $1.7 million and $2.4 million was charged to compensation expense relating to the plan.

         In accordance with the merger agreement, all restricted stock shares outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         RESTRICTED STOCK GRANTS


                                                            COMMON SHARES                  AVERAGE MARKET VALUE
                                                     -----------------------------      ---------------------------
         BALANCE, DECEMBER 31, 1998                              243,130                        $      8.40
         Awarded                                                 195,067                               7.74
         Earned                                                 (105,623)                              8.18
         Forfeited                                               (41,337)                              8.08
                                                            ------------

         BALANCE, DECEMBER 31, 1999                              291,237                        $      8.08
         Awarded                                                 467,382                               6.31
         Earned                                                 (127,612)                              8.10
         Forfeited                                               (25,967)                              8.02
                                                            ------------

         BALANCE, DECEMBER 31, 2000                              605,040                        $      6.71
                                                            ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         STOCK OPTION PLANS

         PXP has reserved a total of 14.7 million shares of company common stock to be granted under three stock option plans: the 1989 Employee Stock Option Plan (Employee Option Plan), the 1989 Employee Performance Stock Option Plan (Performance Plan) and the 1992 Long-Term Stock Incentive Plan (1992 Plan).

         The Compensation Committee of PXP's Board of Directors administered the 1992 Plan, designated which employees and outside directors participated in it and determined the terms of the options to be granted. Under the 1992 Plan, participants were granted non-qualified options to purchase shares of common stock of PXP at an option price equal to not less than 85% of the fair market value of the common stock at the time the option is granted. The options held by a participant terminate no later than 10 years from the date of grant. Options granted under the 1992 Plan vest, on average, in even annual installments over a three-year period from the date of grant.

         In accordance with the merger agreement, all stock options outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         OUTSTANDING OPTIONS

                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------
         BALANCE, DECEMBER 31, 1997                    6,106,659  $           7.40            93,253  $           28.49
         Granted                                       1,851,808              8.25
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49           (93,253)             28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    7,399,964  $           7.66                    $
         Granted                                       1,344,727              7.75
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (353,554)             8.20
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    7,927,875  $           7.75                    $
         Granted                                         665,193              7.54
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (691,633)             7.89
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    7,007,577  $         7.75                      $
                                               =================  ================  ================  =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         EXERCISABLE OPTIONS


                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------


         BALANCE, DECEMBER 31, 1997                    2,037,842  $           7.04            93,253  $           28.49
         Became exercisable                            2,050,494              7.39
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49          (93,253)  $           28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    3,529,833  $           7.27                    $
         Became exercisable                            1,962,396              7.78
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (159,674)             8.14
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    4,869,293  $           7.57                    $
         Became exercisable                            2,008,728              7.93
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (483,678)             7.97
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    5,500,485  $           7.70                    $
                                               =================  ================  ================  =================

         As of December 31, 1999, 6.5 million shares of PXP common stock were available for future grants.

         In accordance with the merger agreement, all restricted PXP stock shares and stock options outstanding at December 31, 2000 became fully vested on January 11, 2001. PXP recognized compensation expense in January 2001 of $1.5 million as a result of the change in the restricted stock vesting provisions. In addition, PXP recognized compensation expense of $57.0 million related to the payment of all outstanding options, both vested and non-vested.

         PRO FORMA INFORMATION

         PXP has adopted the disclosures-only provisions of SFAS No. 123, "Accounting for Stock-Based Compensation." Accordingly, no compensation cost has been recognized for the stock option plans, and compensation for restricted stock grants has been recorded in accordance with APB Opinion No. 25, "Accounting for Stock Issued to Employees." Had compensation cost for the PXP stock option and restricted stock plans been determined based on the fair value at the grant date for awards in 1998, 1999 and 2000 consistent with the provisions of SFAS No. 123, Phoenix's income from continuing operations would have been reduced to the pro forma amounts indicated below.

                                                                           YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                   1998              1999              2000
                                                              ----------------  ----------------  ----------------
                                                                                 (IN MILLIONS)

         Income from continuing operations, as reported       $         91.9    $        162.1    $         94.8
         Income from continuing operations, pro forma         $         90.9    $        160.9    $         94.0

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The weighted average fair values, at date of grant, for options granted during 1998, 1999 and 2000 were $2.10, $2.43, and $2.50 respectively, and were estimated using the Black-Scholes option valuation model with the following weighted average assumptions used for the grants in 1998, 1999 and 2000, respectively: dividend yield of 2.7%, 2.62% and 2.66%; expected volatility of 24.8%, 25.2% and 27.7%; risk-free interest rate of 5.6%, 5.6% and 6.7% and expected lives of six years.

         The options used to estimate the weighted average fair values of options granted in 1998, 1999 and 2000 were options to purchase 25,390, 11,620 and 1,620 shares of common stock, respectively, under the Employee Option Plan; options to purchase 7,332,454, 7,916,255 and 7,005,957 shares of common stock, respectively, under the 1992 Plan. During 1999, the remaining outstanding options under the Performance Plan were exercised.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

         Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

         CASH AND CASH EQUIVALENTS

         For these short-term investments, the carrying amount approximates fair value.

         DEBT SECURITIES

         Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

         DERIVATIVE INSTRUMENTS

         Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

         EQUITY SECURITIES

         Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

         MORTGAGE LOANS

         Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         POLICY LOANS

         Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

         VENTURE CAPITAL PARTNERSHIPS

         Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments. The fair values of the underlying investments are calculated as the closing market prices for investments that are publicly traded. For investments that are not publicly traded, fair value is based on estimated fair value determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

         INVESTMENT CONTRACTS

         In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

         The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

         Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

         NOTES PAYABLE

         The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FAIR VALUE SUMMARY

         The estimated fair values of the financial instruments as of December 31, were as follows:

                                                                       1999                          2000
                                                           ----------------------------  ----------------------------
                                                             CARRYING         FAIR          CARRYING        FAIR
                                                              VALUE           VALUE          VALUE          VALUE
                                                           -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Financial assets:
         Cash and cash equivalents                         $       187.6  $       187.6  $       176.6  $       176.6
         Short-term investments                                    133.4          133.4          547.2          547.2
         Debt securities                                         7,465.0        7,370.9        8,058.6        8,077.9
         Equity securities                                         437.2          437.2          335.5          335.5
         Mortgage loans                                            716.8          680.6          593.4          573.8
         Derivative instruments                                                   (13.2)                          9.9
         Policy loans                                            2,042.6        2,040.4        2,105.2        2,182.7
         Venture capital partnerships                              338.1          338.1          467.3          467.3
                                                           -------------  -------------  -------------  -------------
         Total financial assets                            $    11,320.7  $    11,175.0    $  12,283.8  $    12,370.9
                                                           =============  =============  =============  =============

         Financial liabilities:
         Policy liabilities                                $       709.7  $       709.4    $     759.0  $       758.9
         Notes payable                                             499.4          490.8          425.4          428.5
                                                           -------------  -------------  -------------  -------------
         Total financial liabilities                       $     1,209.1  $     1,200.2    $   1,184.4  $     1,187.4
                                                           =============  =============  =============  =============

21.      CONTINGENCIES

         LITIGATION

         Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 13 - "Discontinued Operations").

22.      STATUTORY FINANCIAL INFORMATION

         The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department, as of December 31, 1998, 1999 and 2000. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

         Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                1998                 1999              2000
                                                           ---------------     ---------------     ---------------
                                                                                   (IN MILLIONS)
          Statutory net income                             $         108.7     $         131.3     $         266.1
          DAC, net                                                    21.3               (24.3)             (181.2)
          Future policy benefits                                     (56.6)              (27.5)               (2.5)
          Pension and postretirement expenses                        (17.3)               (8.6)               13.2
          Investment valuation allowances                            107.2                15.4               (45.9)
          Interest maintenance reserve                                 1.4                (7.2)              (26.1)
          Deferred income taxes                                      (40.0)                3.9                61.3
          Other, net                                                  12.4                 6.2                (1.6)
                                                           ---------------     ---------------     ---------------

          Net income, as reported                          $         137.1     $          89.2     $          83.3
                                                           ===============     ===============     ===============


         The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:


                                                                                  DECEMBER 31,
                                                                           ---------------------------
                                                                               1999           2000
                                                                           -------------  ------------
                                                                                  (IN MILLIONS)

          Statutory surplus, surplus notes and AVR                         $    1,427.3   $    1,883.2
          DAC, net                                                              1,243.3        1,062.2
          Future policy benefits                                                 (490.3)        (536.0)
          Pension and postretirement expenses                                    (193.0)        (173.3)
          Investment valuation allowances                                        (211.8)        (405.9)
          Interest maintenance reserve                                             24.8             .5
          Deferred income taxes                                                    65.6          108.5
          Surplus notes                                                          (159.4)        (161.4)
          Other, net                                                               49.5           63.1
                                                                           ------------   ------------
          Equity, as reported                                              $    1,756.0   $    1,840.9
                                                                           ============   ============

         The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

         In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to decrease surplus approximately $67.7 million (unaudited), primarily as a result of non-admitting certain assets and recording increased investment reserves.

23.      SUBSEQUENT EVENTS

         PURCHASE OF PXP MINORITY INTEREST

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. In connection with this merger, Phoenix paid total cash of $339.3 million to those stockholders in January 2001. Since the merger, third party holders of PXP's convertible subordinated debentures have been converting their debentures, and PXP expects to redeem any remaining outstanding debentures held by third parties by the end of February 2001. Phoenix expects that PXP will make total cash payments of $38.0 million in connection with these conversions and redemptions. In addition, PXP expects to make payments totaling $57.0 million to cash-out holders of PXP options.

         As a result of the merger, which closed on January 11, 2001, PXP became an indirect wholly-owned subsidiary of Phoenix and PXP's shares of common stock were de-listed from the New York Stock Exchange.

         EARLY RETIREMENT INCENTIVE PROGRAM

         On January 29, 2001, Phoenix offered a special retirement incentive program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix and PXP who decide to participate will retire between June 1, 2001 and December 31, 2001, with most retirements effective at the beginning of that period. There are 309 participants eligible for this program.

24.      REORGANIZATION AND INITIAL PUBLIC OFFERING (UNAUDITED)

         Phoenix Home Life Mutual Insurance Company completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such a company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF
         THE PHOENIX COMPANIES, INC.)
         UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
         JUNE 30, 2001

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                               AS OF                   AS OF
                                                                             JUNE 30,               DECEMBER 31,
                                                                               2001                     2000
                                                                        -------------------      -------------------
ASSETS:                                                                               (IN THOUSANDS)
Investments
    Bonds, at amortized cost                                            $       8,107,971        $       7,813,051
    Mortgage loans                                                                561,311                  602,501
    Policy loans                                                                2,148,712                2,104,500
    Real estate, at depreciated cost                                              101,653                  166,837
    Investments in affiliates                                                     538,184                  967,318
    Common stocks, at market value                                                315,373                  325,740
    Preferred stocks, at cost                                                     140,867                  141,135
    Cash and short-term investments, at amortized cost                            752,450                  559,360
    Venture capital partnerships                                                  536,253                  467,264
    Other invested assets                                                                                  161,289
                                                                        -------------------      -------------------
     Total cash and invested assets                                            13,202,774               13,308,995
Deferred and uncollected premiums                                                 171,137                  203,961
Due and accrued investment income                                                 196,392                  191,684
Other assets                                                                       99,817                  114,639
Separate account assets                                                         3,348,748                3,800,721
                                                                        -------------------      -------------------

     Total assets                                                       $      17,018,868        $      17,620,000
                                                                        ===================      ===================

Liabilities and stockholder's equity:
    Reserves for future policy benefits                                 $      10,925,682        $      10,733,486
    Policyholders' funds at interest                                              488,845                  483,023
    Dividends to policyholders                                                    399,592                  390,572
    Policy benefits in course of settlement                                       117,731                  173,451
    Accrued expenses and general liabilities                                      298,497                  189,248
    Reinsurance funds withheld liability                                            7,085                    7,108
    Interest maintenance reserve (IMR)                                                478
    Asset valuation reserve (AVR)                                                 210,564                  559,710
    Separate account liabilities                                                3,310,032                3,760,630
                                                                        -------------------      -------------------
     Total liabilities                                                         15,758,506               16,297,228
                                                                        -------------------      -------------------

Common stock ($100 par value, 100,000 shares
    issued and outstanding)                                                        10,000
Paid-in capital                                                                 1,014,595
Surplus notes                                                                     175,000                  175,000
Unassigned surplus and special surplus funds                                       60,767                1,147,772
                                                                        -------------------      -------------------
     Total stockholder's equity                                                 1,260,362                1,322,772
                                                                        -------------------      -------------------

Total liabilities and stockholder's equity                              $      17,018,868        $      17,620,000
                                                                        ===================      ===================



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------


                                                                                         (UNAUDITED)
                                                                                         FOR THE SIX
                                                                                    MONTHS ENDED JUNE 30,
                                                                          ------------------------------------------
                                                                                2001                    2000
                                                                          ------------------      ------------------
                                                                                       (IN THOUSANDS)
 Income:
    Premium income and annuity considerations                             $        763,296        $        796,593
    Net investment income                                                          572,212                 775,579
                                                                          ------------------      ------------------
      Total income                                                               1,335,508               1,572,172
                                                                          ------------------      ------------------

 Current and future benefits:
    Death benefits                                                                  92,954                  92,136
    Disability and health benefits                                                   3,248                  53,904
    Annuity benefits and matured endowments                                         17,474                  21,213
    Surrender benefits                                                             481,049                 622,747
    Interest on policy or contract funds                                            14,805                   6,057
    Settlement option payments                                                       2,845                   2,829
    Change in reserves for future policy benefits
     and policyholders' funds                                                      127,715                (37,132)
                                                                          ------------------      ------------------
      Total current and future benefits                                            740,090                 761,754
                                                                          ------------------      ------------------

 Operating expenses:

    Commissions and expense allowances                                              41,098                  52,630
    Premium, payroll and miscellaneous taxes                                        18,952                  18,726
    Other operating expenses                                                       218,034                 164,273
    Federal income tax (benefit) expense                                              (721)                 44,853
                                                                          ------------------      ------------------
      Total operating expenses                                                     277,363                 280,482
                                                                          ------------------      ------------------

 Operating gain before dividends and
  realized capital losses                                                          318,055                 529,936
    Dividends to policyholders                                                     184,917                 177,815
                                                                          ------------------      ------------------

 Operating gain after dividends and
    before realized capital (losses) gains                                         133,138                 352,121
 Realized capital (losses) gains, net of income taxes
    and interest maintenance reserve                                               (64,309)                  3,597
                                                                          ------------------      ------------------
 Net income                                                                         68,829                 355,718
    Unrealized capital (losses) gains, net                                        (330,896)                123,453
    Non-admitted goodwill, net                                                         804                  (3,189)
    Asset valuation reserve                                                        349,146                 (86,212)
    Other changes, net                                                            (150,293)                    126
                                                                          ------------------      ------------------

 Net (decrease) increase in stockholder's equity                                   (62,410)                389,896
 Stockholder's equity, beginning of year                                         1,322,772               1,054,096
                                                                          ------------------      ------------------

 Stockholder's equity, end of period                                      $      1,260,362        $      1,443,992
                                                                          ==================      ==================

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)             FOR THE YEAR
                                                                            FOR THE SIX                 ENDED
                                                                            MONTHS ENDED            DECEMBER 31,
                                                                           JUNE 30, 2001                2000
                                                                         -------------------      ------------------
Cash and short-term investment sources:                                                (IN THOUSANDS)
Operations
    Premiums collected                                                   $         685,023        $      1,534,449
    Investment and other income received                                           661,356                 985,042
                                                                         -------------------      ------------------
    Total received                                                               1,346,379               2,519,491
                                                                         -------------------      ------------------

    Claims and benefits paid                                                       672,663               1,612,681
    Commissions and other expenses paid                                            212,014                 230,755
    Dividends to policyholders paid                                                175,260                 357,026
    Federal income taxes (received) paid                                           (15,611)                 82,867
                                                                         -------------------      ------------------
      Total paid                                                                 1,044,326               2,283,329
                                                                         -------------------      ------------------

    Cash proceeds from operations                                                  302,053                 236,162
Proceeds from sales, maturities and scheduled repayments
    of investments in:
    Bonds                                                                        1,015,751               1,373,451
    Stocks                                                                         218,132                 706,216
    Mortgage loans                                                                  33,480                 126,857

    Real estate and other invested assets                                           66,712                 298,060
    Other sources                                                                   93,215                  63,136
Financing
    Surplus notes, capital and surplus paid-in                                     106,577
                                                                         -------------------      ------------------
    Total sources                                                                1,835,920               2,803,882
                                                                         -------------------      ------------------

Cash and short-term investment uses:
Acquisitions of investments
    Bonds                                                                        1,353,618               1,616,325
    Stocks                                                                         154,974                 459,343
    Mortgage loans                                                                     473                   1,003
    Real estate and other invested assets                                          (86,351)                157,767
    Increase in policy loans                                                        44,211                  62,465
Other uses                                                                         175,905                 164,496
                                                                         -------------------      ------------------
    Total uses                                                                   1,642,830               2,461,399
                                                                         -------------------      ------------------

Net increase in cash and short-term investments                                    193,090                 342,483
Cash and short-term investments, beginning of year                                 559,360                 216,877
                                                                         -------------------      ------------------

Cash and short-term investments, end of period                           $         752,450        $        559,360
                                                                         ===================      ==================


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life Insurance Company and its subsidiaries ("Phoenix Life") provide wealth management product and services including individual participating life insurance, term, universal and variable life insurance, and annuities primarily in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix").

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements were prepared on the basis of accounting practices prescribed or permitted by the State of New York Insurance Department ("Insurance Department") for interim financial information. Accordingly, they do not include all the information and footnotes required for complete financial statements. These practices are predominately promulgated by the National Association of Insurance Commissioners ("NAIC"). There were no material practices not prescribed by the Insurance Department.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These financial statements should be read in conjunction with the financial statements of Phoenix Life for the year ended December 31, 2000.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Statutory Financial Statements for the year ended December 31, 2000.

3.  ACCOUNTING CHANGES

    In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance where statutory accounting has been silent and changes current statutory accounting in some areas; e.g., deferred income taxes are recorded.

    The Insurance Department has adopted the Codification guidance, effective January 1, 2001, except for certain prescribed accounting practices such as the provisions related to deferred tax assets and liabilities. The effect of adoption on Phoenix Life's statutory surplus is a decrease to surplus of approximately $68.6 million (unaudited), primarily resulting from non-admitting assets of non-insurance subsidiaries and recognizing impairments on certain investments. If the Insurance Department had adopted all the prescribed accounting practices of the Codification

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    guidance, the cumulative effect on Phoenix Life's statutory surplus would have been an additional increase to surplus of $123.7 million (unaudited).

4.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    Phoenix Home Life Mutual Insurance Company completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

    As of June 25, 2001, several indirect subsidiaries of Phoenix Life were transferred to the holding company, The Phoenix Companies, Inc., or one of its subsidiaries. The net increase in surplus, after federal taxes, resulting from this transfer was $146.1 million.

APPENDIX A
PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed income subaccount and as total return of any subaccount. Current yield for the Phoenix-Goodwin Money Market subaccount will be based on the income earned by the subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the Account level.

    Yield calculations of the Phoenix-Goodwin Money Market subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market subaccount based on a 7-day period ending December 31, 2000.

   Example:

   Value of hypothetical pre-existing account with exactly one
     unit at the beginning of the period:........................    1.000000
   Value of the same account (excluding capital changes) at the
     end of the 7-day period:....................................    1.001069
   Calculation:
     Ending account value .......................................    1.001069
     Less beginning value .......................................    1.000000
     Net change in account value ................................    1.001069
   Base period return:
     (adjusted change/beginning account value) ..................    1.001069
   Current yield = return x (365/7)..............................       5.58%
   Effective yield = [(1 + return)](365/7) - 1...................       5.73%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative Charges.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

   The following performance tables display historical investment results of the subaccounts of the Account. This information may be useful in helping potential investors in deciding which subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


----------------------------------------------------------------------------------------------------------------------------------
                      FLEX EDGE SUCCESS--AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
 SERIES                                                          INCEPTION DATE     1 YEAR    5 YEARS   10 YEARS      SINCE
                                                                                                                    INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  05/05/93       -11.75%     14.50%      N/A        16.40%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                 05/05/93       -15.46%     14.91%      N/A        16.36%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           01/25/95       -26.04%     21.68%      N/A        29.46%
----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                              08/22/97       -18.01%       N/A       N/A         4.33%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                  10/01/97       -10.10%       N/A       N/A        10.76%

----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    03/28/94         9.30%      4.64%      N/A         4.75%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  03/01/94       -10.45%      3.08%      N/A         4.15%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         11/03/97        -8.17%       N/A       N/A        12.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  11/03/97       -18.51%       N/A       N/A         2.23%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                11/03/97       -12.44%       N/A       N/A        16.99%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                              11/02/98        10.75%       N/A       N/A         9.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               05/01/90       -17.17%     11.75%    10.06%        8.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    09/17/96       -17.33%       N/A       N/A        -6.04%
---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                      12/15/99        -7.07%       N/A       N/A        -4.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                         08/15/00          N/A        N/A       N/A       -37.27%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 05/01/95        28.89%     10.48%      N/A        12.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                              12/31/82       -19.08%     12.17%    15.55%       16.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                 03/02/98       -19.40%       N/A       N/A        10.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      08/15/00         N/A         N/A       N/A       -15.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                       12/15/99        17.00%       N/A       N/A        14.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 10/08/82         4.42%      3.79%     3.43%        4.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    12/31/82         4.85%      4.67%     7.83%        8.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               03/02/98        30.26%       N/A       N/A        21.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  07/14/97       -12.87%       N/A       N/A        10.23%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                    12/15/99        -7.59%       N/A       N/A        -2.12%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                12/15/99         4.81%       N/A       N/A         4.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                         12/15/99       -12.53%       N/A       N/A        -7.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                          12/15/99       -14.50%       N/A       N/A        -8.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                    05/01/92        -1.03%     10.29%      N/A         9.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                             03/02/98        -8.06%       N/A       N/A         8.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                        09/17/84        -0.96%     10.80%     11.37%      11.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       11/20/00         N/A         N/A       N/A         4.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      03/02/98        15.12%       N/A       N/A        -4.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/00         N/A         N/A       N/A         6.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                03/02/98        12.13%       N/A       N/A        26.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               01/29/96       -12.78%       N/A       N/A        19.62%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                11/30/99       -24.73%       N/A       N/A        -6.29%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                              11/28/88        -1.51%     10.79%     12.51%      10.33%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2               09/27/96       -33.24%       N/A       N/A       -13.21%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2                           11/03/88         5.54%     12.28%     14.18%      11.29%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                    05/11/92        -3.90%     11.63%      N/A        11.59%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                02/01/99        -3.05%       N/A       N/A        34.60%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      05/01/95       -29.01%     18.46%      N/A        22.26%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                       02/01/99         7.79%       N/A       N/A        20.66%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                               05/01/95        -9.66%     17.48%      N/A        18.28%
----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, mortality and expense risk charges, $15 issue expense charge, and $5 monthly administrative charge. Subaccounts are assumed to have started on the inception date listed, which is the date that the underlying fund was established. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

   The following performance tables display historical investment results of the subaccounts of the Account. This information may be useful in helping potential investors in deciding which subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


----------------------------------------------------------------------------------------------------------------------------------
                          JOINT EDGE--AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
 SERIES                                                          INCEPTION DATE     1 YEAR     5 YEARS   10 YEARS      SINCE
                                                                                                                     INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  05/05/93       -12.90%     14.22%      N/A        16.19%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                 05/05/93       -16.65%     14.61%      N/A        16.15%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           01/25/95       -27.12%     21.37%      N/A        29.15%
----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                              08/22/97       -19.26%       N/A       N/A         3.90%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                  10/01/97       -11.35%       N/A       N/A        10.30%

----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    03/28/94         7.87%      4.35%      N/A         4.53%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  03/01/94       -11.73%      2.81%      N/A         3.93%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         11/03/97        -9.45%       N/A       N/A        11.72%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  11/03/97       -19.71%       N/A       N/A         1.78%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                11/03/97       -13.64%       N/A       N/A        16.48%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                              11/02/98         9.28%       N/A       N/A         9.13%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               05/01/90       -18.41%     11.47%     9.92%        8.24%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    09/17/96       -18.59%       N/A       N/A        -6.35%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                      12/15/99        -8.43%       N/A       N/A        -5.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                         08/15/00         N/A         N/A       N/A       -38.12%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 05/01/95        27.33%     10.19%      N/A        11.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                              12/31/82       -20.23%     11.87%    15.42%       16.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                 03/02/98       -20.54%       N/A       N/A         9.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      08/15/00         N/A         N/A       N/A       -16.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                       12/15/99        15.54%       N/A       N/A        12.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 10/08/82         3.04%      3.51%     3.28%        4.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    12/31/82         3.46%      4.39%     7.70%        8.25%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               03/02/98        28.71%       N/A       N/A        21.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  07/14/97       -14.11%       N/A       N/A         9.79%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                    12/15/99        -8.86%       N/A       N/A       -3.39%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                12/15/99        3.40%        N/A       N/A         3.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                         12/15/99       -13.70%       N/A       N/A        -8.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                          12/15/99       -15.66%       N/A       N/A        -9.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                    05/01/92       -2.38%      10.00%      N/A         9.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                             03/02/98       -9.34%        N/A       N/A         8.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                        09/17/84       -2.31%      10.50%    11.23%       11.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       11/20/00         N/A         N/A       N/A         2.60%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      03/02/98       13.59%        N/A       N/A        -4.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/00         N/A         N/A       N/A         4.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                03/02/98       10.84%        N/A       N/A        25.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               01/29/96      -13.88%        N/A       N/A        19.28%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                11/30/99      -25.70%        N/A       N/A        -7.47%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                              11/28/88       -2.86%      10.51%    12.37%       10.20%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2               09/27/96      -34.40%        N/A       N/A       -13.50%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2                           11/03/88        4.13%      12.00%    14.04%       11.16%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                    05/11/92       -5.26%      11.35%      N/A        11.40%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                02/01/99       -4.30%        N/A       N/A        33.64%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      05/01/95      -30.06%      18.19%      N/A        21.96%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                       02/01/99        6.36%        N/A       N/A        19.80%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                               05/01/95      -11.04%      17.23%      N/A        17.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, mortality and expense risk charges, $150 issue expense charge, and $5 monthly administrative charge. Subaccounts are assumed to have started on the inception date listed, which is the date that the underlying fund was established. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average(SM), First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, the Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the funds may compare a series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

  Changing Times                           Forbes
  Fortune                                  Money
  Barrons                                  Business Week
  Investor's Business Daily                The Wall Street Journal
  The New York Times                       Consumer Reports
  Registered Representative                Financial Planning
  Financial Services Weekly                Financial World
  U.S. News and World Report               Standard & Poor's
  The Outlook                              Personal Investor

    The funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

  S&P 500                                       Dow Jones Industrial Average(SM)
  Europe Australia Far East Index(R)(EAFE(R))   Consumers Price Index
  Shearson Lehman Corporate Index               Shearson Lehman T-Bond Index

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen from market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

     The funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may request an Annual Report from VULA at the address and telephone number on the first page of this prospectus.

                              ANNUAL TOTAL RETURN(1)

-----------------------------------------------------------------------------------------------------------------------------------
                       Series                         1991    1992    1993    1994    1995    1996   1997    1998   1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            1.68%  34.61%  16.64%  12.60% 18.35%  43.46% -11.62%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                           3.21%  35.17%  14.10%  22.70% 31.35%  28.86% -15.33%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                    11.14%  18.72% 56.58%  76.64% -25.44%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                                                                       20.64% 26.61% -17.32%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                                                          27.69%  19.43%  -9.96%

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                                      7.90%   3.37%   7.71%  6.80%  -1.38%  10.10%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                   19.42%  13.40%  12.92%  1.88%   1.50%  -9.75%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                 28.90%  23.16%  -7.46%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                          23.51%   3.35% -17.84%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                        38.27%  36.19% -11.77%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                                                                               8.43%  11.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                18.79% -13.52%  37.33%  -0.73%   8.72%  17.71%  11.16% 26.92%  28.48% -16.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                    -32.94% -5.21%  49.78% -16.64%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                                                                              -6.31%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                                          32.10%  21.09%-21.83%   3.95%  29.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               41.60%   9.41%  18.75%   0.66%  29.85%  11.69%  20.12% 28.98%  28.65% -18.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                                 31.12% -18.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                               17.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   5.14%   2.75%   2.06%   3.01%   4.86%   4.19%   4.35%  4.26%   3.99%   5.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     18.66%   9.23%  14.99%  -6.21%  22.56%  11.52%  10.21% -4.91%   4.62%   5.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                               23.35%  31.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                                          30.64%  17.90% -12.18%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                                                                            -6.88%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                         5.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                                -11.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                                                                                 -13.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                      7.75%  -3.61%  22.37%   9.68%  17.00% 18.07%  10.69%  -0.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                             16.08%  -7.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series         28.27%   9.79%  10.12%  -2.19%  17.27%   8.18%  19.78% 19.84%  10.38%  -0.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                     -11.00%  15.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                44.49%  12.84%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                16.25% 43.55%  53.77% -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       -24.20%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2               26.42%   6.97%  24.86%  -4.00%  21.29%  17.64%  14.37%  5.27%  21.58%  -0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--                                                      -29.95%-21.69%  52.10% -32.59%
Class 2
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2            26.22%   6.02%  32.68%  -3.25%  23.97%  21.17%  10.75%  0.24%  27.75%   6.32%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                     45.85%  -3.27%  14.56%  22.77%  12.76%  8.17%  22.27%  -3.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                        -2.36%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                               31.15%  -2.24% 15.41% 124.68% -28.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                                8.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                        45.64%  28.41%  7.83%  24.08%  -8.89%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Annual Total Returns are net of investment management fees and mortality and expense risk charges.

These rates of return are not an estimate or guarantee of future performance.

APPENDIX B

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Universal Life Account, a separate account of the company.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

CASH SURRENDER VALUE: The policy value less any surrender charge that would apply on the date of surrender and less any debt.

DEATH BENEFIT GUARANTEE: An additional benefit rider available with the policy that guarantees a death benefit equal to the initial face amount or the face amount as later increased or decreased, provided that minimum required premiums are paid. See "Additional Rider Benefits."

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of Phoenix.


GUARANTEED INTEREST ACCOUNT ("GIA"): An investment option under which premium payment amounts are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, at the sole discretion of Phoenix.


IN FORCE: Conditions under which the coverage under a policy is in effect and the insured's life remains insured.

IN WRITING (WRITTEN REQUEST): In a written form satisfactory to Phoenix and delivered to VPMO.

INSURED: The person upon whose life the policy is issued.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MINIMUM REQUIRED PREMIUM: The required premium as specified in the policy. An increase or decrease in the face amount of the policy will change the minimum required premium amount.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

MULTIPLE LIFE POLICY: A policy under which the number of insureds is greater than one (1) but no more than five (5), and under which the death benefit is paid upon the death of the first insured to die.

NET ASSET VALUE: The worth of one share of a series of a fund at the end of a valuation period. Net Asset Value is computed by adding the value of a series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next Valuation Date.

PHOENIX (COMPANY, OUR, US, WE): Phoenix Life Insurance Company.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY MONTH: The period from one monthly calculation day up to, but not including, the next monthly calculation day.

POLICYOWNER (OWNER, YOU, YOUR): The person(s) who purchase(s) a policy.


POLICY VALUE: The sum of a policy's share in the values of each subaccount of the Account plus the policy's share in the values of the Guaranteed Interest Account.


POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.


PROPORTIONATE (PRO RATA): Amounts allocated to subaccounts on a pro rata basis are allocated by increasing or decreasing a policy's share in the value of the affected subaccounts and Guaranteed Interest Account so that such shares maintain the same ratio to each other before and after the allocation.


SERIES: A separate investment portfolio of a fund.

SINGLE LIFE POLICY: A policy that covers a life of one (1) insured.

SUBACCOUNTS: Accounts within the Account to which nonloaned assets under a policy are allocated.

UNIT: A standard of measurement used to set the value of a policy. The value of a unit for each subaccount will reflect the investment performance of that subaccount and will vary in dollar amount.

VALUATION DATE: For any subaccount, each date on which we calculate the net asset value of a fund.

VALUATION PERIOD: For any subaccount, the period in days from the end of one valuation date through the next.

VPMO: Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for VULA.


VULA: Variable and Universal Life Administration.

                                                                     [Version C]
                            PHOENIX INDIVIDUAL EDGE(SM)


                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                      OCTOBER 29, 2001


    This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection. You may allocate premiums and policy value to the Guaranteed Interest Account ("GIA") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account (the "Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series

[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series

[diamond] Phoenix-Federated U.S. Government Bond Series1
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Phoenix-Janus Core Equity Series

[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series

[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
  [diamond] AIM V.I. Capital Appreciation Fund
  [diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
  [diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

  [diamond] Deutsche VIT EAFE(R) Equity Index Fund
  [diamond] Deutsche VIT Equity 500 Index Fund

FEDERATED INSURANCE SERIES
  [diamond] Federated Fund for U.S. Government Securities II
  [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  [diamond] VIP Contrafund(R) Portfolio
  [diamond] VIP Growth Opportunities Portfolio
  [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  [diamond] Mutual Shares Securities Fund-- Class 2

  [diamond] Templeton Asset Strategy Fund-- Class 2(1)
  [diamond] Templeton Developing Markets Securities Fund-- Class 2(1)


  [diamond] Templeton Growth Securities Fund-- Class 2
  [diamond] Templeton International Securities Fund-- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  [diamond] Technology Portfolio

WANGER ADVISORS TRUST
  [diamond] Wanger Foreign Forty
  [diamond] Wanger International Small Cap
  [diamond] Wanger Twenty
  [diamond] Wanger U.S. Small Cap

(1) Not available to new investors.




IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:    [ENVELOPE] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                               PO Box 8027
                                                               Boston, MA 02266-8027
                                                    [PHONE]    TEL. 800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that a prospective investor ought to know before investing.

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS



Heading                                                   Page
--------------------------------------------------------------
SUMMARY ................................................     4
PERFORMANCE HISTORY.....................................     5
REDUCTION CHARGES.......................................     5
PHOENIX AND THE ACCOUNT.................................     6
   Phoenix .............................................     6
   The Account .........................................     6
   The Guaranteed Interest Account .....................     6
THE POLICY .............................................     7
   Introduction ........................................     7
   Eligible Purchasers .................................     7
   Flexible Premiums ...................................     7
   Allocation of Issue Premium .........................     7
   Free Look Period ....................................     8
   Temporary Insurance Coverage ........................     8
   Transfer of Policy Value ............................     8
     Systematic Transfer Program........................     8
     Nonsystematic Transfers ...........................     8
   Determination of Subaccount Values ..................     9
   Death Benefit .......................................    10
   Surrenders ..........................................    10
   Policy Loans ........................................    11
   Lapse ...............................................    12
   Payment of Premiums During Period of Disability .....    12
   Additional Insurance Options ........................    12
   Additional Rider Benefits ...........................    13
INVESTMENTS OF THE ACCOUNT .............................    14
   PARTICIPATING INVESTMENT FUNDS.......................    14
   Investment Advisors..................................    16
   Services of the Advisors ............................    17
   Reinvestment and Redemption .........................    17
   Substitution of Investments .........................    17
CHARGES AND DEDUCTIONS .................................    18
   General..............................................    18
   Charges Deducted Once ...............................    18
     State Premium Tax Charge ..........................    18
     Federal Tax Charge.................................    18
   Periodic Charges.....................................    18
   Conditional Charges..................................    19
   Investment Management Charge.........................    20
   OTHER TAXES .........................................    20
GENERAL PROVISIONS .....................................    20
   POSTPONEMENT OF PAYMENTS ............................    20
   Payment by Check ....................................    20
   The Contract ........................................    20
   Suicide .............................................    20
   Incontestability ....................................    20
   Change of Owner or Beneficiary ......................    20
   Assignment ..........................................    21
   Misstatement of Age or Sex ..........................    21
   Surplus..............................................    21
PAYMENT OF PROCEEDS ....................................    21
   Surrender and Death Benefit Proceeds ................    21
   Payment Options .....................................    21
FEDERAL INCOME TAX CONSIDERATIONS ......................    22
   Introduction ........................................    22
   Phoenix's Income Tax Status .........................    22
   Policy Benefits .....................................    22
   Business-Owned Policies..............................    23
   Modified Endowment Contracts ........................    23
   Limitations on Unreasonable Mortality
     and Expense Charges ...............................    24
   Qualified Plans .....................................    24
   Diversification Standards ...........................    24
   Change of Ownership or Insured or Assignment ........    25
   OTHER TAXES .........................................    25
VOTING RIGHTS ..........................................    25
THE DIRECTORS AND EXECUTIVE OFFICERS
   OF PHOENIX...........................................    25
SAFEKEEPING OF THE ACCOUNT'S ASSETS ....................    26
SALES OF POLICIES ......................................    26
STATE REGULATION .......................................    27
REPORTS ................................................    27
LEGAL PROCEEDINGS ......................................    27
LEGAL MATTERS ..........................................    27
REGISTRATION STATEMENT .................................    27
FINANCIAL STATEMENTS ...................................    27
PHOENIX HOME LIFE VARIABLE UNIVERSAL
   LIFE ACCOUNT FINANCIAL STATEMENTS,
   DECEMBER 31, 2000....................................  SA-1
PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
   CONSOLIDATED FINANCIAL STATEMENTS,
   DECEMBER 31, 2000....................................   F-1
PHOENIX LIFE INSURANCE COMPANY
   UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS,
   JUNE 30, 2001........................................  F-59
APPENDIX A--PERFORMANCE HISTORY .........................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS....................  B-1




This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and if given or made, such other information or representations must not be relied upon.

SUMMARY
--------------------------------------------------------------------------------
    This is a summary of the policy and does not contain all of the detailed information that may be important to you. You should carefully read the entire prospectus before making any decision.


INVESTMENT FEATURES

FLEXIBLE PREMIUMS
    The only premiums you have to pay are the issue premium and any payments required to prevent the policy from lapse. See "Flexible Premiums" and "Lapse."


ALLOCATION OF PREMIUMS AND POLICY VALUE
    After we deduct certain charges from your premium payment, we will invest the balance in one or more of the subaccounts of the Account and/or the Guaranteed Interest Account as you will have instructed us.

    You may make transfers into the Guaranteed Interest Account and among the subaccounts at anytime. Transfers from the Guaranteed Interest Account are subject to the rules discussed in "The Guaranteed Interest Account" and under "Transfer of Policy Value."

    The policy value varies with the investment performance of the funds and is not guaranteed.

    The policy value allocated to the Guaranteed Interest Account will depend on deductions taken from the Guaranteed Interest Account to pay expenses and will accumulate interest at rates we periodically establish, but never less than 4%.

LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. See "Policy Loans."

[diamond] You may partially surrender any part of the policy anytime. A partial surrender fee of the lesser of $25 or 2% of the partial surrender amount will apply. A separate surrender charge also may be imposed. See "Surrenders."

[diamond] You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed. See "Conditional Charges--Surrender Charge."


INSURANCE PROTECTION FEATURES

DEATH BENEFITS
[diamond] Both a fixed and variable benefit is available under the policy.
          o  The fixed benefit is equal to the policy's face amount (Option 1)
          o The variable benefit equals the face amount plus the policy value (Option 2)

[diamond] After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $25,000.

[diamond] The death benefit is payable when the insured dies. See "Death
          Benefit."

DEATH BENEFIT GUARANTEE
    You may elect a guaranteed death benefit. The guaranteed death benefit is equal to the initial face amount or the face amount as later changed by increases or decreases regardless of investment performance. The death benefit guarantee may not be available in some states.


ADDITIONAL BENEFITS
    The following additional benefits are available by rider:

    o Disability Waiver of Specified Premium
    o Accidental Death Benefit
    o Death Benefit Protection
    o Whole Life Exchange Option
    o Purchase Protection Plan
    o Living Benefits Option
    o Cash Value Accumulation
    o Child Term
    o Family Term
    o Phoenix Individual Edge Term
    o Age 100+ Rider

    o LifePlan Options Rider


    Availability of these riders depends upon state approval and may involve an extra cost.


DEDUCTIONS AND CHARGES

FROM PREMIUM PAYMENTS
[diamond] Taxes

    o  State Premium Tax Charge--2.25%
    o  Federal Tax Charge--1.50%

    See "Charges and Deductions" for a detailed discussion.

FROM POLICY VALUE
[diamond] Issue Expense Charge--Deducted in the first policy year only and payable in 12 monthly installments.

[diamond] Administrative Charge--Currently set at $5 per month and guaranteed not to exceed $10 per month. This charge reimburses Phoenix for daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond] Cost of Insurance--Amount deducted monthly. Cost of insurance rates apply to the policy and certain riders. The rates vary and are based on certain personal factors such as sex, attained age and risk class of the Insured.

[diamond] Surrender Charge--Deducted if the policy is surrendered within the first 10 policy years. See "Surrender Charge."

[diamond] Partial Surrender Fee--Deducted to recover costs of processing request. The fee is equal to 2% of withdrawal, but not more than $25.

[diamond] Partial Surrender Charge--Deducted for partial surrenders and decrease in face amount.

[diamond] Transfer Charge--Maximum of $10. See "Nonsystematic Transfers."

FROM THE ACCOUNT
    Mortality and Expense Risk Charge:

[diamond] Policy years 1 through 15--.80% annually;

[diamond] Policy years 16 and after--.25% annually.

FROM THE FUND
    The assets of the Account are used to purchase, at net asset value, shares of your selected underlying funds. The net asset value reflects investment management fees and other direct expenses of the fund. See "Investment Management Charge."

    See "Charges and Deductions" for a more detailed description of how each is applied.


ADDITIONAL INFORMATION

CANCELLATION RIGHT
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] within 10 days after you receive the policy, or

[diamond] within 10 days after we mail or deliver a written notice telling you about your right to cancel, or

[diamond] within 45 days of completing the application;

whichever is latest.

    See "Free Look Period."

RISK OF LAPSE
    During the first 8 policy years the policy will remain in force as long as the account value is enough to pay the necessary monthly charges. After that, the policy will stay in force for as long as the cash surrender value is enough to pay the monthly deduction charged under the policy. When in the first 8 policy years the account value is no longer enough to cover the monthly charges, or in following years, the cash surrender value is no longer enough to cover the monthly charges, the policy lapses, or ends. We will let you know of an impending lapse situation and give you the opportunity (a "grace period") to keep the policy in force by paying a specified amount. Please see "Lapse" for more detail.

TAX EFFECTS
    Generally, under current federal income tax law, death benefits are not subject to income tax. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income tax until there is a distribution from the policy. Loans, partial surrenders or policy termination may result in recognition of income for tax purposes.

VARIATIONS
    The policy is subject to laws and regulations in every state where it is sold. Therefore, the terms of the policy may vary from state to state.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See "Appendix A--Performance History" for more information.

REDUCTION IN CHARGES
--------------------------------------------------------------------------------
    The policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where it is expected that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insured,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

[diamond] whether there is a preexisting relationship with us, such as being an employee of the Company or its affiliates and their spouses; employees or agents who retire from Phoenix or its affiliates; Phoenix Equity Planning Corporation ("PEPCO"), its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond] internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

    Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
PHOENIX
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.



THE ACCOUNT
    The Account is a separate account of Phoenix, established on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the Account or Phoenix by the SEC.

    The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the Account--Participating Investment Funds."

    We do not guarantee the investment performance of the Account or any of its subaccounts. Contributions to the overall policy value allocated to the Account depend on the chosen fund's investment performance. Thus, you bear the full investment risk for all monies invested in the Account.

    The Account is part of the general business of Phoenix, but the gains or losses of the Account belong solely to the Account. The gains or losses of any other business we may conduct do not affect the Account. Under New York law, the assets of the Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, all obligations arising under the policy are general corporate obligations of Phoenix.



THE GUARANTEED INTEREST ACCOUNT
    In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account ("GIA"). Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

THE POLICY

INTRODUCTION
    The policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you can allocate your premium into one or more of several subaccounts of the Account and/or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the series to which premiums have been allocated.



ELIGIBLE PURCHASERS
    Any person up to the age of 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.


FLEXIBLE PREMIUMS
    The issue premium required depends on a number of factors, such as:

[diamond] age;

[diamond] sex;

[diamond] rate class of proposed insured;

[diamond] desired face amount;

[diamond] supplemental benefit; and

[diamond] planned premiums

    The minimum issue premium for a policy is generally 1/6 of the planned annual premium and is due on the policy date. The Insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

    Premium payments received by us will be reduced by 2.25% for state premium tax and by 1.50% for federal tax. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

    Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

    The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

    You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.


    You also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the insured. Under its terms, the specified premium will be waived upon our receipt of proof that the insured is totally disabled and that the disability occurred while the rider was in force. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, you will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

    You may authorize your bank to draw $25 or more from your personal checking account to be allocated among the available subaccounts or the Guaranteed Interest Account. Your monthly payment will be invested according to your most recent instructions on file at VULA.


    Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

ALLOCATION OF ISSUE PREMIUM

    We will generally allocate the issue premium less applicable charges to the Account and/or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during the Free Look Period) to the Phoenix-Goodwin Money Market subaccount and, at the expiration of the Free Look Period, the policy value is then allocated among the subaccounts and/or the Guaranteed Interest Account in accordance with the allocation instructions in the application for insurance.


FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states); or

[diamond] within 10 days after we mail or deliver a written notice telling you about your right to cancel; or

[diamond] within 45 days after completing the application,

whichever occurs latest (the "Free Look Period").

    We treat a returned policy as if we never issued it and, except for policies issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

(1) the current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

    For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unrepaid loans and loan interest and less any partial surrender amounts paid.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.


TEMPORARY INSURANCE COVERAGE
    On the date the application for a policy is signed and submitted with the issue premium, we issue a temporary insurance receipt. Under the temporary insurance receipt, the insurance protection applied for (subject to the limits of liability and subject to the terms set forth in the policy and in the receipt) takes effect on the date of the application.


TRANSFER OF POLICY VALUE


SYSTEMATIC TRANSFER PROGRAM
    You may elect to transfer funds automatically among the subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum transfer amounts are

 [diamond]   $25 monthly,

 [diamond]   $75 monthly,

 [diamond]   $150 semiannually or

 [diamond]   $300 annually.

    You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("Sending Subaccount") and if the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts"). Under the Systematic Transfer Program, you may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.


    Only one Systematic Transfer Program can be active at any time. After the completion of the Systematic Transfer Program, you can call VULA at 800/541-0171 to begin a new Systematic Transfer Program.


    All transfers under the Systematic Transfer Program will be made on the basis of the Guaranteed Interest Account and subaccount values on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

NONSYSTEMATIC TRANSFERS
    Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes will be accepted on your behalf from your registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), the national distributor for Phoenix, will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that Phoenix and PEPCO fail to follow procedures reasonably designed to prevent unauthorized transfers, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.


    Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

    We reserve the right to refuse to transfer amounts less than $500 unless:


[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or


[diamond] the transfer is part of the Systematic Transfer Program.


    We also reserve the right to prohibit a transfer to any subaccount if the resulting value of your investment in that subaccount would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

    You may make only 1 transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless

(1) the transfer(s) are made as part of a Systematic Transfer Program, or

(2) we agree to make an exception to this rule.


    The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account to 1 or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of the remaining value

[diamond] Year Three:     50% of the remaining value

[diamond] Year Four:      100% of the remaining value


    A nonsystematic transfer from the unloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

    Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by law.


    Because excessive exchanges between subaccounts can adversely affect fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

    If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until the end of the Free Look Period.


DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

    The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    --------
       (C)

(A) = the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period

(B) = the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period

(C) = the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date

(D) = the sum of the following daily charges multiplied by the number of days in the current valuation period:

         1. the mortality and expense risk charge; and

         2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


DEATH BENEFIT

GENERAL
    The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

    Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

    Under either Option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.


GUARANTEED DEATH BENEFIT OPTION
    A guaranteed death benefit rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

    There is a monthly charge equal to $0.01 per $1,000 of face amount for policies issued with a Guaranteed Death Benefit Rider.

LIVING BENEFITS OPTION
    In the event of a terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available if a Living Benefits Rider has been purchased. The minimum face amount of the policy after any such accelerated benefit payment is $10,000.

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increases. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash surrender value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new Free Look Period (see "The Policy--Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT
ON DEATH BENEFIT
    A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

Surrenders

General
    At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

    Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


    We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.


    Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.


    The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.


POLICY LOANS
    Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.


    The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the unloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the unloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) , compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the unloaned portion of the Guaranteed Interest Account.

    Loans may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The unloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

    Payments received by us for the policy will be applied directly to reduce outstanding loans, unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

    In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In all states except New York and New Jersey, the loan interest rate in effect following the policy anniversary nearest the insured's 65th birthday will be 2.25%. The rates in effect before the insured reaches age 65 will be:

          o  Policy years 1-10 :                               4%
          o  Policy years 11-15:                               3%
          o  Policy years 16 and thereafter:                2.25%

[diamond] In New York and New Jersey only, the loan interest rate in effect following the policy anniversary nearest the insured's 65th birthday will be 4.25%. The rates in effect before the Insured reaches age 65 will be:

          o  Policy years 1-10                                 6%
          o  Policy years 11-15:                               5%
          o  Policy years 16 and thereafter:                4.25%

    You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


    At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the unloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

    A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts and/or unloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts and/or the unloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the unloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for values held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day during the first 8 policy years, the account value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.


    During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days have passed after we mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.



PAYMENT OF PREMIUMS DURING PERIOD OF DISABILITY
    You may also elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the policy under certain conditions during a period of total disability of the insured. Under its terms, the specified premium will be waived upon our receipt of proof that the insured is totally disabled and that the disability occurred while the rider was in force. The terms of this rider may vary by state.


ADDITIONAL INSURANCE OPTIONS
    While the policy is in force and the insured is insurable, the policyowner will have the option to purchase additional insurance on the same insured with the same guaranteed rates as the policy without being assessed an issue expense charge. We will require evidence of insurability and charges will be adjusted for the insured's new attained age
                                       12
and any change in risk classification. However, if elected on the application, the policyowner may, at predetermined future dates, purchase additional insurance protection on the same insured without evidence of insurability.
See "Additional Rider Benefits--Purchase Protection Plan Rider."

    In addition, once each policy year you may request an increase in face amount. This request should be made within 90 days prior to the policy anniversary and is subject to an issue expense charge of $1.50 per $1,000 of increase in face amount, up to a maximum of $600, and to our receipt of adequate insurability evidence. A Free Look Period as described in "The Policy" section of this prospectus applies to each increase in face amount.


ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available (if approved in your state) and additional riders may be available as described in the policy.

[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least 6 months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force. The terms may vary by state.

[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the Insured's 75th birthday, if:

          o the insured dies from bodily injury that results from an accident;
            and
          o the insured dies no later than 90 days after injury.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the Insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The 3 available guarantee periods are:

          1 death benefit guaranteed until the later of the policy anniversary nearest the Insured's 70th birthday or policy year 7;

          2 death benefit guaranteed until the later of the policy anniversary nearest the Insured's 80th birthday or policy year 10;

          3 death benefit guaranteed until the later of the policy anniversary nearest the Insured's 95th birthday.

    Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

    For policies issued in New York, 2 guarantee periods are available:

          1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

          2   The policy anniversary nearest the Insured's 95th birthday.

[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this rider.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond] LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

[diamond] CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond] CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.

[diamond] FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the Insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each Insured to either a fixed benefit or variable policy.

[diamond] PHOENIX INDIVIDUAL EDGE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 4 times the initial face amount of the policy.

[diamond] AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.


[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.
          2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.
          3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses.

    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide scapital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    Each fund's prospectus contains important additional information, which you should read carefully before investing. Contact VULA at the address and telephone number on page 1 to obtain copies of the funds' prospectuses.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.



INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
    o Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
    o Phoenix-Engemann Capital Growth
    o Phoenix-Engemann Nifty Fifty
    o Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------
Seneca Capital Management, LLC  ("Seneca")
    o Phoenix-Seneca Mid-Cap Growth
    o Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index
Phoenix-Janus Core Equity
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
    o Phoenix-AIM Mid-Cap Equity
Alliance Capital Management, L.P. ("Alliance")
    o Phoenix-Alliance/Bernstein Growth + Value
    o Phoenix-Sanford Bernstein Global Value
    o Phoenix-Sanford Bernstein Mid-Cap Value
    o Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
    o Phoenix-Deutsche Dow 30
    o Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
    o Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
    o Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")
    o Phoenix-Janus Core Equity
    o Phoenix-Janus Flexible Income
    o Phoenix-Janus Growth
MFS Investment Management ("MFS")
    o Phoenix-MFS Investors Growth Stock
    o Phoenix-MFS Investors Trust
    o Phoenix-MFS Value
------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Morgan Stanley Asset Management ("Morgan Stanley")
    o Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
DUFF & Phelps Investment Management Co. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------


    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries, and Seneca is a partially-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.


------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
    o AIM V.I. Capital Appreciation Fund
    o AIM V.I. Value Fund
Fred Alger Management, Inc.
    o Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
    o Deutsche VIT EAFE(R)  Equity Index Fund
    o Deutsche VIT Equity 500 Index Fund
Federated Investment Management Company
    o Federated Fund for U.S. Government Securities II
    o Federated High Income Bond Fund II
Fidelity Management and Research Company
    o VIP Contrafund(R) Portfolio
    o VIP Growth Opportunities Portfolio
    o VIP Growth Portfolio
Franklin Mutual Advisers, LLC
    o Mutual Shares Securities Fund
Morgan Stanley Asset Management
    o Technology Portfolio
Templeton Asset Management, Ltd.
    o Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
    o Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
    o Templeton Asset Strategy Fund
    o Templeton International Securities Fund
------------------------------------------------------------------

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
Wanger Asset Management, L.P.
    o Wanger Foreign Forty
    o Wanger International Small Cap
    o Wanger Twenty
    o Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the funds' prospectuses.


REINVESTMENT AND REDEMPTION
    All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the fund, if any, are reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional subaccounts within the Account, each of which will invest in shares of a designated portfolio of a fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the subaccount in which the substitution is to occur to another subaccount.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
    Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

    The nature and amount of these charges are more fully described in sections below.

    When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

    Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

    Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED ONCE
[diamond] STATE PREMIUM TAX CHARGE. Various states (and countries and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities and states also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

[diamond] FEDERAL TAX CHARGE. A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.


PERIODIC CHARGES

MONTHLY
[diamond] ISSUE EXPENSE CHARGE. This charge is to reimburse Phoenix for underwriting and start-up expenses in connection with issuing a policy. The issue expense charge is $1.50 per $1,000 of face amount up to a maximum of $600.

          Rather than deduct the full amount at once, the issue expense charge is deducted in equal monthly installments over the first 12 months of the policy. Generally, administrative costs per policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain member characteristics, the purposes for which the policies are purchased and other factors. The amounts of any reductions will be considered on a case-by-case basis and will reflect the reduced administration costs expected as a result of sales to a particular group or sponsored arrangement.

[diamond] ADMINISTRATIVE CHARGE. Currently set at $5 per month and guaranteed not to exceed $10 per month. This charge is to reimburse Phoenix for daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond] COST OF INSURANCE. To determine this expense, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Generally, cost of insurance rates are based on the sex, attained age, duration and risk class of the Insured. In certain states and for policies issued in conjunction with certain qualified plans, cost of insurance rates are not based on sex. The actual monthly costs of insurance rates are based on our expectations of future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, with appropriate adjustment for the insured's risk classification. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time. Your risk class may affect your cost of insurance rate. We currently place insureds into a standard risk class or a risk class involving a higher mortality risk, depending on the health of the insureds as determined by medical information that we request. For otherwise identical policies, insureds in the standard risk class will have a lower cost of insurance than those in the risk class with the higher mortality risk. The standard risk class is divided into four categories: smoker and 3 classes of nonsmokers. Nonsmokers will generally incur a lower cost of insurance than similarly situated insureds who smoke.

[diamond] COST OF ANY RIDERS TO YOUR POLICY. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider.


    Monthly deductions are made on each monthly calculation day. The amount deducted is allocated among subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you.

    You initially select this schedule in your application, and you can change it later from time to time. If any subaccount or the unloaned portion of the Guaranteed Interest Account is insufficient to permit the full withdrawal of the monthly deduction, the withdrawals from the other subaccounts and/or Guaranteed Interest Account will be proportionally increased.

DAILY
[diamond] MORTALITY AND EXPENSE RISK CHARGE. A charge at an annual rate of 0.80% is deducted daily from the Account. After the 15th policy year, the charge is reduced to an annual rate of 0.25%. No portion of this charge is deducted from the Guaranteed Interest Account.


    The mortality risk assumed by us is that collectively our insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, therefore, the total amount of death benefits that we pay out will be greater than what we expected. The expense risk assumed is that expenses incurred in issuing and maintaining the policies may exceed the limits on administrative charges set in the policies. If the expenses do not increase to an amount in excess of the limits, or if the mortality projecting process proves to be accurate, we may profit from this charge. We also assume risks with respect to other contingencies including the incidence of policy loans, which may cause us to incur greater costs than expected when we designed the policies. To the extent we profit from this charge, we may use those profits for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

CONDITIONAL CHARGES
    These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

During the first 10 policy years, the surrender charge is equal to a certain premium called the commission target premium multiplied by the following factors:

2.25                          for policy months 1-60
2.25 minus .03 t              where t equals policy months 61-96
1.17 minus .0488 t            where t equals policy months 97-119
0                             for policy month greater than 119

This amount is capped by the maximum allowable surrender charge under the Standard Nonforfeiture Law of each state.

The following table shows the surrender charges applicable for a male nonsmoker for a total amount of $100,000:
              ISSUE AGE            INITIAL SURRENDER
              --------             -----------------
                25                   1,235.25
                35                   1,923.75
                45                   3,127.94
                55                   4,611.17
                65                   5,850.00
                75                   5,850.00
                85                   5,850.00

The following table gives a specific example for the duration of the surrender charge period for a male age 35 nonsmoker, for a face amount of $100,000. The surrender charge is equal to:

                     SURRENDER CHARGE SCHEDULE
    ---------------------------------------------------------
    POLICY   SURRENDER   POLICY  SURRENDER  POLICY SURRENDER
     MONTH     CHARGE    MONTH    CHARGE    MONTH   CHARGE
    ------   ---------   ------  ---------  ------  --------
      1-12   $1923.75      78    $1462.05    100    $833.45
     13-24     1923.75     79     1436.40    101     791.73
     25-36     1923.75     80     1410.75    102     750.01
     37-48     1923.75     81     1385.10    103     708.28
     49-60     1923.75     82     1359.45    104     666.56
       61      1898.10     83     1333.80    105     624.83
       62      1872.45     84     1308.15    106     583.11
       63      1846.80     85     1282.50    107     541.39
       64      1821.15     86     1256.85    108     499.66
       65      1795.50     87     1231.20    109     457.94
       66      1769.85     88     1205.55    110     416.21
       67      1744.20     89     1179.90    111     374.49
       68      1718.55     90     1154.25    112     332.77
       69      1692.90     91     1128.60    113     291.04
       70      1667.25     92     1102.95    114     249.32
       71      1641.60     93     1077.30    115     207.59
       72      1615.95     94     1051.65    116     165.87
       73      1590.30     95     1026.00    117     124.15
       74      1564.65     96     1000.35    118      82.42
       75      1539.00     97      958.63    119      40.70
       76      1513.35     98      916.90    120        .00
       77      1487.70     99      875.18

The surrender charge will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 10th policy year.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.


    A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


INVESTMENT MANAGEMENT CHARGE
    As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

    These fund charges and other expenses are described more fully in the fund prospectuses.

OTHER TAXES
    Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

GENERAL PROVISIONS
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:


[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

    Transfers also may be postponed under the above circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
    If the insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We may not contest this policy or any attached rider after it has been in force during the insured's lifetime or for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or subsequently changed, will receive the policy benefits at the insured's death. If the named beneficiary dies before the insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.


SURPLUS
    Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

    You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

    While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary. A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future. The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

OPTION 1--LUMP SUM
    Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
    The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, an income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS

     We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interset Account is a separate entity from Phoenix and their operations form a part of Phoenix.


    Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.


POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

    This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following 2 exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as 1 modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than 1 modified endowment contract within any calendar year.


LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.


QUALIFIED PLANS
    A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.


DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.


VOTING RIGHTS
--------------------------------------------------------------------------------

    We will vote the funds' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

    Fund shares held in a subaccount for which no timely instructions are received, and Fund shares which are not otherwise attributable to policyowners, will be voted by Phoenix in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

    You will receive proxy materials, reports and other materials related to the funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.


THE DIRECTORS AND
EXECUTIVE OFFICERS OF PHOENIX
--------------------------------------------------------------------------------
    Phoenix is managed by its Board of Directors. The following are the Directors and Executive Officers of Phoenix:

NAME                       PRINCIPAL OCCUPATION
DIRECTORS                  --------------------
---------
Sal H. Alfiero             Chairman and Chief Executive
                           Officer
                           Protective Industries LLC
                           Buffalo, NY
                           Various positions with
                           Mark IV Industries

J. Carter Bacot            Director (retired Chairman and
                           Chief Executive Officer)
                           The Bank of New York
                           New York, NY

Peter C. Browning          Chairman of the Board
                           NUCOR
                           Charlotte, NC
                           Various positions with
                           Sunoco Products Company

Arthur P. Byrne            President, Chief Executive Officer
                           and Chairman
                           The Wiremold Company
                           West Hartford, CT
                           Various positions with
                           The Wiremold Company

Sanford Cloud, Jr.         President and Chief Executive
                           Officer, The National Conference
                           for Community and Justice
                           New York, NY

NAME                       PRINCIPAL OCCUPATION
DIRECTORS                  --------------------
----------
Richard N. Cooper          Mauritus C. Boas Professor
                           Center for International Affairs
                           Harvard University
                           Cambridge, MA
                           Formerly Chairman of Central
                           Intelligence Agency; Professor,
                           Harvard University

Gordon J. Davis, Esq.      President
                           Lincoln Center for
                           Performing Arts
                           New York, NY
                           Formerly Partner of LeBoeuf, Lamb,
                           Greene & MacRae

Robert W. Fiondella        Chairman and Chief Executive Officer
                           Phoenix Life Insurance Company
                           Hartford, CT
                           Various Positions with Phoenix Life
                           Insurance Company
                           and its various subsidiaries

John E. Haire              President
                           The Fortune Group
                           New York, NY
                           Executive vice President,
                           Time, Inc.
                           Formerly Publisher,
                           Time Magazine

Jerry  J. Jasinowski       President
                           National Association of
                           Manufacturers
                           Washington, D.C.
                           Various positions with National
                           Association of Manufacturers

Thomas S. Johnson          Chairman and Chief Executive Officer
                           Greenpoint Financial Corporation
                           New York, NY

John W. Johnstone          Retired.
                           Formerly Chairman and
                           Chief Executive Officer,
                           Olin Corporation

Marilyn E. LaMarche        Limited Managing Director,
                           Lazard Freres & Company, L.L.C.
                           New York, New York
                           Various positions with
                           Lazard Freres & Co. LLC
Philip R. McLoughlin       Executive Vice President and Chief
                           Investment Officer
                           Phoenix Life Insurance Company
                           Hartford, CT
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

NAME                       PRINCIPAL OCCUPATION
DIRECTORS                  --------------------
---------
Robert F. Vizza            President
                           Dolan Foundations
                           Woodbury, NY
                           Formerly President, Lustgarten
                           Pancreatic Cancer Research
                           Foundation and the Dolan
                           Foundations; President and
                           Chief Executive Officer,
                           St. Francis Hospital
Robert G. Wilson           Retired. Consultant for
                           thePit.com; Consultant for
                           Logistics.com and LendingTree.com
Dona D. Young              President and Chief Operating
                           Officer
                           Phoenix Life Insurance Company
                           Hartford, CT
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

NAME                       PRINCIPAL OCCUPATION
EXECUTIVE OFFICERS         --------------------
------------------
Carl T. Chadburn           Executive Vice President
                           Executive Vice President, The
                           Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries
Robert W. Fiondella        Chairman and Chief Executive Officer
                           Chairperson and Chief Executive
                           Officer,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company
                           and its various subsidiaries
Philip R. McLoughlin       Executive Vice President
                           Executive Vice President and Chief
                           Investment Officer,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries
David W. Searfoss          Executive Vice President
                           Executive Vice President and Chief
                           Financial Officer,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company
                           and its various subsidiaries
Simon Y. Tan               Executive Vice President
                           Executive Vice President,
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries

NAME                       PRINCIPAL OCCUPATION
EXECUTIVE OFFICERS         --------------------
------------------
Dona D. Young              President and Chief Operating
                           Officer
                           Various positions with
                           The Phoenix Companies, Inc.
                           Various positions with
                           Phoenix Life Insurance Company and
                           its various subsidiaries
The above listing reflects the positions held during the last 5 years.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


--------------------------------------------------------------------------------
SALES OF POLICIES
--------------------------------------------------------------------------------
    Policies may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Policies may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums to PEPCO. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of the New York insurance law applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Acount. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel of Phoenix Life Insurance Company, has passed upon the organization of Phoenix, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for Phoenix.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the Account, Phoenix and the policy.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The financial statements of the Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and the consolidated financial statements of Phoenix as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 appear in the pages that follow. The consolidated financial statements of Phoenix included herein should be considered only as bearing upon the ability of Phoenix to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period. In addition, the Unaudited Interim Statutory Financial Statements of Phoenix Life Insurance Company as of June 30, 2001 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------

Flex Edge
      Flex Edge Success(R)
Joint Edge(R)
      Individual Edge(R)

            Phoenix Home Life
            Variable Universal Life Account
            December 31, 2000

[LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                         Goodwin        Engemann     Goodwin Multi-   Oakhurst
                                          Money          Capital      Sector Fixed    Strategic       Aberdeen
                                          Market         Growth          Income       Allocation    International
                                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                                       ------------   ------------    ------------   ------------   ------------
Assets
  Investments at cost                  $ 35,653,502   $309,825,522    $ 22,307,290   $ 46,481,448   $ 66,988,167
                                       ============   ============    ============   ============   ============
  Investments at market                $ 35,653,502   $358,300,592    $ 19,766,140   $ 47,114,591   $ 63,105,441
                                       ------------   ------------    ------------   ------------   ------------
    Total assets                         35,653,502    358,300,592      19,766,140     47,114,591     63,105,441
Liabilities
  Accrued expenses to related party          22,918        248,367          13,252         31,827         42,591
                                       ------------   ------------    ------------   ------------   ------------
Net assets                             $ 35,630,584   $358,052,225    $ 19,752,888   $ 47,082,764   $ 63,062,850
                                       ============   ============    ============   ============   ============
Accumulation units outstanding           21,680,467     62,951,663       8,171,702     12,822,190     25,574,741
                                       ============   ============    ============   ============   ============
Unit value                                 1.643524       5.687982        2.417339       3.672134       2.466095
                                       ============   ============    ============   ============   ============

                                                                                                    J.P. Morgan
                                                      Duff & Phelps     Seneca                        Research
                                         Oakhurst      Real Estate     Strategic       Aberdeen       Enhanced
                                         Balanced      Securities        Theme         New Asia        Index
                                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                                        -----------    -----------     -----------    -----------    -----------
Assets
  Investments at cost                   $29,381,115    $ 5,527,595     $32,373,748    $ 3,227,272    $30,759,207
                                        ===========    ===========     ===========    ===========    ===========
  Investments at market                 $30,726,316    $ 5,844,070     $29,593,420    $ 2,919,059    $29,711,542
                                        -----------    -----------     -----------    -----------    -----------
    Total assets                         30,726,316      5,844,070      29,593,420      2,919,059     29,711,542
Liabilities
  Accrued expenses to related party          20,807          3,803          20,393          1,975         18,375
                                        -----------    -----------     -----------    -----------    -----------
Net assets                              $30,705,509    $ 5,840,267     $29,573,027    $ 2,917,084    $29,693,167
                                        ===========    ===========     ===========    ===========    ===========
Accumulation units outstanding           13,282,161      3,505,995      13,119,703      3,678,557     20,596,322
                                        ===========    ===========     ===========    ===========    ===========
Unit value                                 2.311887       1.665868        2.254191       0.793031       1.441461
                                        ===========    ===========     ===========    ===========    ===========

                                                                                                       Sanford
                                                        Seneca          Oakhurst       Hollister      Bernstein
                                          Engemann      Mid-Cap        Growth and        Value         Mid-Cap
                                        Nifty Fifty     Growth           Income          Equity         Value
                                         Subaccount    Subaccount      Subaccount      Subaccount     Subaccount
                                        -----------    -----------     -----------     ----------     ----------
Assets
  Investments at cost                   $11,243,123    $10,251,070     $12,371,137     $6,424,401     $2,324,558
                                        ===========    ===========     ===========     ==========     ==========
  Investments at market                 $10,808,915    $10,338,557     $12,743,029     $7,510,156     $2,497,917
                                        -----------    -----------     -----------     ----------     ----------
    Total assets                         10,808,915     10,338,557      12,743,029      7,510,156      2,497,917
Liabilities
  Accrued expenses to related party           7,415          6,733           8,583          4,694          1,548
                                        -----------    -----------     -----------     ----------     ----------
Net assets                              $10,801,500    $10,331,824     $12,734,446     $7,505,462     $2,496,369
                                        ===========    ===========     ===========     ==========     ==========
Accumulation units outstanding            8,084,266      5,352,329       9,894,771      4,249,424      2,746,950
                                        ===========    ===========     ===========     ==========     ==========
Unit value                                 1.336173       1.930426        1.287044       1.766308       0.908818
                                        ===========    ===========     ===========     ==========     ==========

                                                         Wanger                        Templeton
                                        Wanger U.S.   International     Templeton        Asset        Templeton
                                         Small-Cap      Small-Cap         Growth        Strategy     International
                                        Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
                                        -----------    -----------        --------       --------     ----------
Assets
  Investments at cost                   $41,808,543    $22,533,590        $581,958       $626,285     $3,083,085
                                        ===========    ===========        ========       ========     ==========
  Investments at market                 $40,662,299    $25,105,813        $614,894       $572,049     $2,944,507
                                        -----------    -----------        --------       --------     ----------
    Total assets                         40,662,299     25,105,813         614,894        572,049      2,944,507
Liabilities
  Accrued expenses to related party          26,955         16,583             397            377          1,921
                                        -----------    -----------        --------       --------     ----------
Net assets                              $40,635,344    $25,089,230        $614,497       $571,672     $2,942,586
                                        ===========    ===========        ========       ========     ==========
Accumulation units outstanding           25,004,211     13,483,036         454,648        469,627      2,389,469
                                        ===========    ===========        ========       ========     ==========
Unit value                                 1.625211       1.860881        1.351645       1.217329       1.231535
                                        ===========    ===========        ========       ========     ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                         Templeton         Mutual                          Wanger          EAFE(R)
                                         Developing        Shares         Wanger          Foreign          Equity
                                          Markets       Investments       Twenty           Forty           Index
                                         Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $2,540,324      $  727,637      $1,299,481      $2,151,959      $2,631,015
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $2,237,451      $  791,860      $1,425,763      $2,167,574      $2,348,191
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                          2,237,451         791,860       1,425,763       2,167,574       2,348,191
Liabilities
  Accrued expenses to related party             929             470             910           1,380           1,544
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $2,236,522      $  791,390      $1,424,853      $2,166,194      $2,346,647
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding            2,060,726         657,402         948,445       1,168,434       2,399,690
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 1.085355        1.203867        1.502371        1.854010        0.977939
                                         ==========      ==========      ==========      ==========      ==========

                                                        Federated       Federated        Federated         Janus
                                          Bankers       U.S. Gov't     High Income       U.S. Gov't        Equity
                                        Trust Dow 30  Securities II    Bond Fund II         Bond           Income
                                         Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $  518,203      $  402,074      $  724,161      $  255,786      $1,352,881
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  513,552      $  421,906      $  634,031      $  266,051      $1,250,580
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            513,552         421,906         634,031         266,051       1,250,580
Liabilities
  Accrued expenses to related party             332             260             417             147             806
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  513,220      $  421,646      $  633,614      $  265,904      $1,249,774
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              543,557         378,748         704,346         224,790       1,322,752
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 0.944227        1.113319        0.899617        1.182948        0.944870
                                         ==========      ==========      ==========      ==========      ==========

                                                                          Morgan         Morgan           Alger
                                                          Janus           Stanley        Stanley        American
                                          Janus          Flexible          Focus        Technology      Leveraged
                                          Growth          Income           Equity       Portfolio        All-Cap
                                        Subaccount      Subaccount       Subaccount     Subaccount      Subaccount
                                        -----------     -----------     -----------     -----------     -----------
Assets
  Investments at cost                   $12,904,881     $   354,380     $   636,919     $11,236,382     $ 1,169,278
                                        ===========     ===========     ===========     ===========     ===========
  Investments at market                 $11,091,740     $   355,154     $   535,457     $ 7,492,516     $   965,295
                                        -----------     -----------     -----------     -----------     -----------
    Total assets                         11,091,740         355,154         535,457       7,492,516         965,295
Liabilities
  Accrued expenses to related party           7,581             225             358           5,242             635
                                        -----------     -----------     -----------     -----------     -----------
Net assets                              $11,084,159     $   354,929     $   535,099     $ 7,487,274     $   964,660
                                        ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding           12,064,752         336,079         599,169       9,193,658       1,263,232
                                        ===========     ===========     ===========     ===========     ===========
Unit value                                 0.918763        1.056132        0.893106        0.814431        0.763678
                                        ===========     ===========     ===========     ===========     ===========

                                          Engemann                                                        Sanford
                                          Small &                                        Fidelity        Bernstein
                                           Mid-Cap      Fidelity VIP      Fidelity      VIP Growth       Small-Cap
                                           Growth       Contrafund(R)    VIP Growth    Opportunities       Value
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
Assets
  Investments at cost                    $  406,815      $  507,222      $  718,004      $   95,502      $      467
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  344,108      $  497,000      $  638,042      $   86,974      $      500
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            344,108         497,000         638,042          86,974             500
Liabilities
  Accrued expenses to related party             211             251             409              50              --
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  343,897      $  496,749      $  637,633      $   86,924      $      500
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              423,128         531,075         744,382         101,832             460
                                         ==========      ==========      ==========      ==========      ==========
Unit value                                 0.812788        0.935406        0.856632        0.853634        1.084220
                                         ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                       Sanford       Bankers Trust
                                      Bernstein       NASDAQ 100
                                     Global Value      Index(R)
                                      Subaccount      Subaccount
                                     ------------    -------------
Assets
  Investments at cost                  $   13,390      $  799,784
                                       ==========      ==========
  Investments at market                $   13,476      $  538,806
                                       ----------      ----------
    Total assets                           13,476         538,806
Liabilities
  Accrued expenses to related party             5             380
                                       ----------      ----------
Net assets                             $   13,471      $  538,426
                                       ==========      ==========
Accumulation units outstanding             13,356         878,183
                                       ==========      ==========
Unit value                               1.008668        0.613141
                                       ==========      ==========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                 Goodwin            Engemann            Goodwin          Oakhurst
                                                  Money              Capital          Multi-Sector       Strategic
                                                  Market             Growth           Fixed Income       Allocation
                                                Subaccount          Subaccount         Subaccount        Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $  1,702,351       $     30,953       $  1,528,931       $  1,279,684
Expenses
  Mortality, expense risk and
    administrative charges                           232,780          3,468,485            149,002            384,362
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                       1,469,571         (3,437,532)         1,379,929            895,322
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                            --           (159,947)            11,203             (6,458)
Net realized gain distribution from Fund                  --         18,168,457                 --          4,799,808
Net unrealized appreciation (depreciation)
  on investment                                           --        (95,694,487)          (350,553)        (5,791,988)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                            --        (77,685,977)          (339,350)          (998,638)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $  1,469,571       $(81,123,509)      $  1,040,579       $   (103,316)
                                                ============       ============       ============       ============

                                                                                     Duff & Phelps         Seneca
                                                  Aberdeen           Oakhurst         Real Estate        Strategic
                                                International        Balanced          Securities          Theme
                                                 Subaccount         Subaccount         Subaccount        Subaccount
                                                ------------       ------------       ------------      ------------
Investment income
  Distributions                                 $    490,727       $    867,453       $    206,000      $         --
Expenses
  Mortality, expense risk and
    administrative charges                           572,800            248,874             38,370           259,771
                                                ------------       ------------       ------------      ------------
Net investment income (loss)                         (82,073)           618,579            167,630          (259,771)
                                                ------------       ------------       ------------      ------------
Net realized gain (loss) from share
  transactions                                      (268,631)           (11,419)             1,286           (10,063)
Net realized gain distribution from Fund           5,094,993          3,315,705                 --         3,989,889
Net unrealized appreciation (depreciation)
  on investment                                  (17,472,128)        (4,024,087)         1,088,914        (8,881,795)
                                                ------------       ------------       ------------      ------------
Net gain (loss) on investments                   (12,345,766)          (719,801)         1,090,200        (4,901,969)
                                                ------------       ------------       ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                     $(12,727,839)      $   (101,222)      $  1,257,830      $ (5,161,740)
                                                ============       ============       ============      =============

                                                                   J.P. Morgan
                                                                    Research                                   Seneca
                                                  Aberdeen          Enhanced           Engemann               Mid-Cap
                                                  New Asia            Index           Nifty Fifty              Growth
                                                 Subaccount         Subaccount         Subaccount          Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $     90,382       $    233,571       $         --       $         --
Expenses
  Mortality, expense risk and
    administrative charges                            24,508            219,275             89,754             58,763
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                          65,874             14,296            (89,754)           (58,763)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                         2,675           (171,035)            (7,270)               434
Net realized gain distribution from Fund                  --            910,726                 --            872,593
Net unrealized appreciation (depreciation)
  on investment                                     (623,993)        (4,415,945)        (2,313,247)          (914,018)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (621,318)        (3,676,254)        (2,320,517)           (40,991)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (555,444)      $ (3,661,958)      $ (2,410,271)      $    (99,754)
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                       Sanford
                                                  Oakhurst           Hollister        Bernstein             Wanger
                                                 Growth and            Value           Mid-Cap               U.S.
                                                   Income              Equity           Value             Small-Cap
                                                 Subaccount          Subaccount       Subaccount          Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $     65,396       $     35,060       $     16,557       $     51,613
Expenses
  Mortality, expense risk and
    administrative charges                            95,645             37,778             14,494            320,583
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                         (30,249)            (2,718)             2,063           (268,970)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                         8,152              3,265             (1,024)            (1,656)
Net realized gain distribution from Fund              50,018            637,250                 --          5,316,100
Net unrealized appreciation (depreciation)
  on investment                                     (993,442)           718,594            318,184         (8,908,091)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (935,272)         1,359,109            317,160         (3,593,647)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (965,521)      $  1,356,391       $    319,223       $ (3,862,617)
                                                ============       ============       ============       ============

                                                  Wanger                               Templeton
                                               International         Templeton           Asset             Templeton
                                                Small-Cap             Growth           Strategy         International
                                                Subaccount          Subaccount        Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $         --       $      3,584       $      9,767       $     32,563
Expenses
  Mortality, expense risk and
    administrative charges                           247,731              3,831              4,057             17,083
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                        (247,731)              (247)             5,710             15,480
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           432            (42,503)             1,378               (672)
Net realized gain distribution from Fund           3,684,638             85,026             74,966            215,841
Net unrealized appreciation (depreciation)
  on investment                                  (13,144,869)           (10,475)           (80,823)          (269,663)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                    (9,459,799)            32,048             (4,479)           (54,494)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $ (9,707,530)      $     31,801       $      1,231       $    (39,014)
                                                ============       ============       ============       ============

                                                 Templeton            Mutual                               Wanger
                                                 Developing           Shares             Wanger            Foreign
                                                  Markets           Investments          Twenty             Forty
                                                 Subaccount         Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $      8,179       $      4,453       $         --       $         --
Expenses
  Mortality, expense risk and
  administrative charges                               8,969              4,195              7,458             11,779
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                            (790)               258             (7,458)           (11,779)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                       (13,480)            (5,168)            (6,852)             1,093
Net realized gain distribution from Fund                  --              4,294             28,901             52,157
Net unrealized appreciation (depreciation)
  on investment                                     (420,356)            54,288             60,457           (198,798)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (433,836)            53,414             82,506           (145,548)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (434,626)      $     53,672       $     75,048       $   (157,327)
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                   EAFE(R)           Bankers           Federated          Federated
                                                   Equity             Trust            U.S. Gov't         High Income
                                                   Index              Dow 30         Securities II       Bond Fund II
                                                 Subaccount         Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $         --       $      3,966       $      4,396       $     40,448
Expenses
  Mortality, expense risk and
    administrative charges                            13,480              2,344              1,551              4,777
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                         (13,480)             1,622              2,845             35,671
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           714                 65                (57)            (3,310)
Net realized gain distribution from Fund              38,952              6,750                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                     (300,903)            (4,673)            19,618            (93,236)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (261,237)             2,142             19,561            (96,546)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (274,717)      $      3,764       $     22,406       $    (60,875)
                                                ============       ============       ============       ============

                                                Federated             Janus                                 Janus
                                                U.S. Gov't            Equity             Janus             Flexible
                                                   Bond               Income             Growth             Income
                                               Subaccount(1)        Subaccount         Subaccount         Subaccount
                                                ------------       ------------       ------------       ------------
Investment income
  Distributions                                 $      6,977       $      6,571       $     12,416       $     14,053
Expenses
  Mortality, expense risk and
    administrative charges                               694              5,750             66,127              1,455
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                           6,283                821            (53,711)            12,598
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           (99)               (95)            (1,997)                70
Net realized gain distribution from Fund                  --                 --                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                       10,265           (102,510)        (1,815,303)               774
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                        10,166           (102,605)        (1,817,300)               844
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $     16,449       $   (101,784)      $ (1,871,011)      $     13,442
                                                ============       ============       ============       ============

                                                   Morgan            Morgan             Alger
                                                   Stanley           Stanley           American            Engemann
                                                    Focus           Technology         Leveraged         Small & Mid-
                                                   Equity           Portfolio           All-Cap           Cap Growth
                                                 Subaccount         Subaccount       Subaccount(2)       Subaccount(6)
                                                ------------       ------------      -------------       ------------
Investment income
  Distributions                                 $         --       $         --       $         --       $         --
Expenses
  Mortality, expense risk and
    administrative charges                             2,929             55,511              2,461                616
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                          (2,929)           (55,511)            (2,461)              (616)
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                          (161)           (29,918)            (3,557)                27
Net realized gain distribution from Fund                 383              1,639                 --                 --
Net unrealized appreciation (depreciation)
  on investment                                     (101,536)        (3,746,268)          (203,983)           (62,707)
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                      (101,314)        (3,774,547)          (207,540)           (62,680)
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $   (104,243)      $ (3,830,058)      $   (210,001)      $    (63,296)
                                                ============       ============       ============       ============

                                                                                                           Sanford
                                                                     Fidelity          Fidelity           Bernstein
                                                Fidelity VIP        VIP Growth        VIP Growth          Small-Cap
                                                Contrafund(R)         Shares         Opportunities          Value
                                                Subaccount(3)      Subaccount(3)     Subaccount(3)       Subaccount(4)
                                                ------------       ------------      -------------       ------------
Investment income
  Distributions                                 $         --       $         --       $         --       $          1
Expenses
  Mortality, expense risk and
    administrative charges                               810              1,460                192
                                                ------------       ------------       ------------       ------------
Net investment income (loss)                            (810)            (1,460)              (192)                 1
                                                ------------       ------------       ------------       ------------
Net realized gain (loss) from share
  transactions                                           234             (3,019)              (406)                --
Net realized gain distribution from Fund
Net unrealized appreciation (depreciation)                --                 --                 --                 --
  on investment                                      (10,222)           (79,962)            (8,528)                33
                                                ------------       ------------       ------------       ------------
Net gain (loss) on investments                        (9,988)           (82,981)            (8,934)                33
                                                ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                     $    (10,798)      $    (84,441)      $     (9,126)      $         34
                                                ============       ============       ============       ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                Bankers
                                                Sanford          Trust
                                               Bernstein       NASDAQ 100
                                              Global Value      Index(R)
                                              Subaccount(5)   Subaccount(7)
                                              -------------   -------------

Investment income
  Distributions                                 $      16       $      --
Expenses
  Mortality, expense risk and
    administrative charges                              5           1,372
                                                ---------       ---------
Net investment income (loss)                           11          (1,372)
                                                ---------       ---------
Net realized gain (loss) from share
  transactions                                         --            (569)
Net realized gain distribution from Fund               --              --
Net unrealized appreciation (depreciation)
  on investment                                        86        (260,978)
                                                ---------       ---------
Net gain (loss) on investments                         86        (261,547)
                                                ---------       ---------
Net increase (decrease) in net assets
  resulting from operations                     $      97       $(262,919)
                                                =========       =========

(1)   From inception January 6, 2000 to December 31, 2000
(2)   From inception June 14, 2000 to December 31, 2000
(3)   From inception June 6, 2000 to December 31, 2000
(4)   From inception December 16, 2000 to December 31, 2000
(5)   From inception December 6, 2000 to December 31, 2000
(6)   From inception August 21, 2000 to December 31, 2000
(7)   From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements

                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                       GOODWIN          OAKHURST
                                                                   GOODWIN MONEY      ENGEMANN       MULTI-SECTOR       STRATEGIC
                                                                      MARKET       CAPITAL GROWTH    FIXED INCOME       ALLOCATION
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $  1,401,659     $    881,082    $   1,426,094     $  1,035,758
Expenses
       Mortality, expense risk and administrative charges...             236,917        2,894,867          137,459          362,811
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)...............................            1,164,742       (2,013,785)       1,288,635          672,947
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions...........                  -            199,224            1,383            6,462
Net realized gain distribution from Fund...................                  -         33,712,379              -          2,422,170
Net unrealized appreciation (depreciation) on investment...                  -         67,520,555         (510,719)       1,547,396
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments.............................                  -        101,432,158         (509,336)       3,976,028
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations.................................................         $  1,164,742     $ 99,418,373    $     779,299     $  4,648,975
                                                                    ============     ============    =============     ============


                                                                                                     DUFF & PHELPS       SENECA
                                                                     ABERDEEN         OAKHURST        REAL ESTATE       STRATEGIC
                                                                  INTERNATIONAL       BALANCED        SECURITIES          THEME
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $  1,559,263     $    722,804    $     201,455     $        -
Expenses
       Mortality, expense risk and administrative charges...             513,193          235,015           31,223          114,711
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)................................           1,046,070          487,789          170,232         (114,711)
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions............              47,349           13,373           (8,551)          (3,328)
Net realized gain distribution from Fund....................           9,024,051        1,090,011             -           2,873,771
Net unrealized appreciation (depreciation) on investment....           6,988,805        1,469,608          (25,923)       4,256,078
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments..............................          16,060,205        2,572,992          (34,474)       7,126,521
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations..................................................        $ 17,106,275     $  3,060,781    $     135,758     $  7,011,810
                                                                    ============     ============    =============     ============


                                                                     ABERDEEN         RESEARCH      ENGEMANN NIFTY        SENECA
                                                                     NEW ASIA      ENHANCED INDEX       FIFTY         MID-CAP GROWTH
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                                 ---------------- ---------------- ----------------  ---------------
Investment income
       Distributions........................................        $     22,625     $    209,690    $         -       $        -
Expenses
       Mortality, expense risk and administrative charges...              17,571          172,148           40,023           13,409
                                                                    ------------     ------------    -------------     ------------
Net investment income (loss)................................               5,054           37,542          (40,023)         (13,409)
                                                                    ------------     ------------    -------------     ------------
Net realized gain (loss) from share transactions............               4,188            9,241              817            4,734
Net realized gain distribution from Fund....................                -           1,395,107             -              74,364
Net unrealized appreciation (depreciation) on investment....             869,485        2,060,618        1,626,903          871,293
                                                                    ------------     ------------    -------------     ------------
Net gain (loss) on investments..............................             873,673        3,464,966        1,627,720          950,391
                                                                    ------------     ------------    -------------     ------------
Net increase (decrease) in net assets resulting from
operations..................................................        $    878,727     $  3,502,508    $   1,587,697     $    936,982
                                                                    ============     ============    =============     ============

                        See Notes to Financial Statements

                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                                      OAKHURST
                                                                  GROWTH AND       HOLLISTER         SCHAFER          WANGER U.S.
                                                                    INCOME        VALUE EQUITY     MID-CAP VALUE      SMALL CAP
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $     51,165       $     6,780     $     20,315       $       -
Expenses
       Mortality, expense risk and administrative charges.             55,910            12,530           10,223           268,787
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             (4,745)           (5,750)          10,092          (268,787)
                                                                 ------------       -----------     ------------       -----------
Net realized gain (loss) from share transactions..........               (252)            3,904          (25,572)           72,743
Net realized gain distribution from Fund..................            119,133           142,030              -           2,967,831
Net unrealized appreciation (depreciation) on investment..          1,012,913           291,974         (130,299)        4,934,358
                                                                 ------------       -----------     ------------       -----------
Net gain (loss) on investments............................          1,131,794           437,908         (155,871)        7,974,932
                                                                 ------------       -----------     ------------       -----------
Net increase (decrease) in net assets resulting from
operations................................................       $  1,127,049       $   432,158     $   (145,779)      $ 7,706,145
                                                                 ============       ===========     ============       ===========


                                                                   WANGER                           TEMPLETON
                                                                INTERNATIONAL       TEMPLETON         ASSET           TEMPLETON
                                                                  SMALL CAP          STOCK          ALLOCATION       INTERNATIONAL
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $    190,889       $     1,255     $        844       $    3,225
Expenses
       Mortality, expense risk and administrative charges.
                                                                      123,317             1,324            1,149             4,112
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             67,572               (69)            (305)             (887)
                                                                 ------------       -----------     ------------       -----------
Net realized gain (loss) from share transactions..........             28,287             1,336              172            16,281

Net realized gain distribution from Fund..................                -               6,648            5,190            12,000

Net unrealized appreciation (depreciation) on investment..         15,112,035            42,995           26,220           129,839
                                                                 ------------       -----------     ------------       -----------

Net gain (loss) on investments............................         15,140,322            50,979           31,582           158,120
                                                                 ------------       -----------     ------------       -----------
operations................................................       $ 15,207,894       $    50,910     $     31,277      $    157,233
                                                                 ============       ===========     ============       ===========


                                                                   TEMPLETON
                                                                   DEVELOPING     MUTUAL SHARES       WANGER            WANGER
                                                                   MARKETS         INVESTMENTS        TWENTY         FOREIGN FORTY
                                                                  SUBACCOUNT       SUBACCOUNT      SUBACCOUNT(1)     SUBACCOUNT(2)
                                                               ---------------  ---------------- ----------------  ----------------
Investment income
       Distributions......................................       $        265       $       156     $        -         $       -
Expenses
       Mortality, expense risk and administrative charges.
                                                                        2,573             1,498            2,874             1,627
                                                                 ------------       -----------     ------------       -----------
Net investment income (loss)..............................             (2,308)           (1,342)          (2,874)           (1,627)
                                                                 ------------       -----------     ------------       -----------

Net realized gain (loss) from share transactions..........               (584)              382           12,711             7,285
Net realized gain distribution from Fund..................                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment..            117,427             9,335           65,825           214,413
                                                                 ------------       -----------     ------------       -----------
Net gain (loss) on investments............................            116,843             9,717           78,536           221,698
                                                                 ------------       -----------     ------------       -----------
Net increase (decrease) in net assets resulting from
operations................................................       $    114,535       $     8,375     $     75,662       $   220,071
                                                                 ============       ===========     ============       ===========

(1) From inception February 5, 1999 to December 31, 1999
(2) From inception February 9, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                 FEDERATED         FEDERATED
                                                                 EAFE            BANKERS         U.S. GOV'T       HIGH INCOME
                                                             EQUITY INDEX      TRUST DOW 30     SECURITIES II     BOND FUND II
                                                             SUBACCOUNT(3)     SUBACCOUNT(4)    SUBACCOUNT(5)     SUBACCOUNT(6)
                                                            ----------------  ---------------  ---------------- ----------------
Investment income
       Distributions....................................       $      3,673       $        6      $        -        $       -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                364                0               144              287
                                                               ------------       ----------      ------------      -----------
Net investment income (loss)............................              3,309                6              (144)            (287)
                                                               ------------       ----------      ------------      -----------
Net realized gain (loss) from share transactions........                 (2)             -                  (0)             (11)
Net realized gain distribution from Fund................              6,862              -                 -                -
Net unrealized appreciation (depreciation) on investment             18,079               22               214            3,106
                                                               ------------       ----------      ------------      -----------
Net gain (loss) on investments..........................             24,939               22               214            3,095
                                                               ------------       ----------      ------------      -----------
Net increase (decrease) in net assets resulting from
operations..............................................       $     28,248       $       28      $         70      $     2,808
                                                               ============       ==========      ============      ===========


                                                                 JANUS                          JANUS FLEXIBLE   MORGAN STANLEY
                                                             EQUITY INCOME     JANUS GROWTH         INCOME       FOCUS EQUITY
                                                             SUBACCOUNT(7)     SUBACCOUNT(8)     SUBACCOUNT(9)   SUBACCOUNT(10)
                                                            ----------------  ---------------  ---------------- ---------------
Investment income
       Distributions....................................       $        -         $      -        $          9      $       -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                  1               16                 1                0
                                                               ------------       ----------      ------------      -----------
Net investment income (loss)............................                 (1)             (16)                8              -
                                                               ------------       ----------      ------------      -----------
Net realized gain (loss) from share transactions........                -                  0                (0)               1
Net realized gain distribution from Fund................                -                -                 -                -
Net unrealized appreciation (depreciation) on investment                209            2,162                (7)              74
                                                               ------------       ----------      ------------      -----------
Net gain (loss) on investments..........................                209            2,162                (7)              75
                                                               ------------       ----------      ------------      -----------
Net increase (decrease) in net assets resulting from
operations..............................................       $        208       $    2,146      $          1      $        75
                                                               ============       ==========      ============      ===========


                                                               TECHNOLOGY
                                                               PORTFOLIO
                                                             SUBACCOUNT(11)
                                                            ----------------
Investment income
       Distributions....................................       $        -
Expenses
       Mortality, expense risk and administrative
       charges..........................................                 12
                                                               ------------
Net investment income (loss)............................                (12)
                                                               ------------
Net realized gain (loss) from share transactions........                 (0)
Net realized gain distribution from Fund................                -
Net unrealized appreciation (depreciation) on investment              2,402
                                                               ------------
Net gain (loss) on investments..........................              2,402
                                                               ------------
Net increase (decrease) in net assets resulting from
operations..............................................       $      2,390
                                                               ============

  (3) From inception July 20, 1999 to December 31, 1999
  (4) From inception December 23, 1999 to December 31, 1999
  (5) From inception August 5, 1999 to December 31, 1999
  (6) From inception August 2, 1999 to December 31, 1999
  (7) From inception December 23, 1999 to December 31, 1999
  (8) From inception December 20, 1999 to December 31, 1999
  (9) From inception December 21, 1999 to December 31, 1999
 (10) From inception December 21, 1999 to December 31, 1999
 (11) From inception December 20, 1999 to December 31, 1999

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                     MULTI-SECTOR
                                                                         MONEY MARKET              GROWTH            FIXED INCOME
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   982,207            $   342,838          $ 1,284,827
Expenses
   Mortality, expense risk and administrative charges...............          157,449              2,170,154              138,095
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          824,758             (1,827,316)           1,146,732
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................               --               (127,873)              18,767
Net realized gain distribution from Fund............................               --             11,409,998              104,945
Net unrealized appreciation (depreciation) on investment............               --             63,176,153           (2,089,209)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................               --             74,458,278           (1,965,497)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   824,758            $72,630,962           $ (818,765)
                                                                          ===========            ===========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION            INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   736,394             $       --         $    583,227
Expenses
   Mortality, expense risk and administrative charges...............          309,722                425,434              184,043
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          426,672               (425,434)             399,184
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (41,194)               (52,504)               6,011
Net realized gain distribution from Fund............................        2,776,286             10,074,498              814,962
Net unrealized appreciation (depreciation) on investment............        4,003,067              2,276,436            2,783,483
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        6,738,159             12,298,430            3,604,456
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 7,164,831            $11,872,996           $4,003,640
                                                                          ===========            ===========           ==========

                                                                                                                       ABERDEEN
                                                                          REAL ESTATE          STRATEGIC THEME         NEW ASIA
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   200,097            $     4,366          $     6,267
Expenses
   Mortality, expense risk and administrative charges...............           32,577                 44,756               10,002
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          167,520                (40,390)              (3,735)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (25,938)                 9,537               13,286
Net realized gain distribution from Fund............................            4,891                468,250                   --
Net unrealized appreciation (depreciation) on investment............       (1,192,311)             1,903,438              (44,106)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................       (1,213,358)             2,381,225              (30,820)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $(1,045,838)           $ 2,340,835           $  (34,555)
                                                                          ===========            ===========           ==========

                                                                                                                        SENECA
                                                                           ENHANCED               ENGEMANN              MID-CAP
                                                                             INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT            SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------            -------------        -------------
Investment income
   Distributions....................................................      $    89,559            $       676           $      771
Expenses
   Mortality, expense risk and administrative charges...............           55,576                  4,388                2,272
                                                                          -----------            -----------           ----------
Net investment income (loss) .......................................           33,983                 (3,712)              (1,501)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................           (1,698)                (2,426)              (1,568)
Net realized gain distribution from Fund............................          535,197                     --                   --
Net unrealized appreciation (depreciation) on investment............        1,267,409                252,136              130,212
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        1,800,908                249,710              128,644
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 1,834,891            $   245,998           $  127,143
                                                                          ===========            ===========           ==========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            GROWTH                VALUE               SCHAFER
                                                                          AND INCOME              EQUITY              MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)        SUBACCOUNT(1)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    12,489          $     3,183              $  2,642
Expenses
   Mortality, expense risk and administrative charges...............            7,627                2,697                 2,556
                                                                          -----------          -----------              ---------
Net investment income (loss)........................................            4,862                  486                    86
                                                                          -----------          -----------              ---------
Net realized gain (loss) from share transactions....................              594               (4,166)                   10
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          352,421               75,187               (14,526)
                                                                          -----------          -----------              ---------
Net gain (loss) on investments......................................          353,015               71,021               (14,516)
                                                                          -----------          -----------              ---------
Net increase (decrease) in net assets resulting from operations.....      $   357,877          $    71,507              $(14,430)
                                                                          ===========          ===========              =========

                                                                            WANGER                WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $        --          $    93,297              $     --
Expenses
   Mortality, expense risk and administrative charges...............          196,294               74,180                     8
                                                                          -----------          -----------              --------
Net investment income (loss)........................................         (196,294)              19,117                    (8)
                                                                          -----------          -----------              --------
Net realized gain (loss) from share transactions....................        1,128,070                3,286                   148
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          857,628            1,051,832                   416
                                                                          -----------          -----------              --------
Net gain (loss) on investments......................................        1,985,698            1,055,118                   564
                                                                          -----------          -----------              --------
Net increase (decrease) in net assets resulting from operations.....      $ 1,789,404          $ 1,074,235              $    556
                                                                          ===========          ===========              ========

                                                                           TEMPLETON            TEMPLETON
                                                                       ASSET ALLOCATION       INTERNATIONAL
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $        --          $        --
Expenses
   Mortality, expense risk and administrative charges...............                9                   31
                                                                          -----------          -----------
Net investment income (loss)........................................               (9)                 (31)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................              (12)                 862
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............              367                1,246
                                                                          -----------          -----------
Net gain (loss) on investments......................................              355                2,108
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....       $      346          $     2,077
                                                                          ===========          ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                         SUBACCOUNT(5)        SUBACCOUNT(6)
                                                                         -------------        -------------
Investment income
   Distributions....................................................          $    --           $       --
Expenses
   Mortality, expense risk and administrative charges...............                5                   33
                                                                          -----------          -----------
Net investment income (loss)........................................               (5)                 (33)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................            1,117                   59
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............               56                  600
                                                                          -----------          -----------
Net gain (loss) on investments......................................            1,173                  659
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....      $     1,168          $       626
                                                                          ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                           Goodwin            Engemann            Goodwin
                                                            Money              Capital          Multi-Sector
                                                            Market             Growth           Fixed Income
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $  1,469,571       $  (3,437,532)      $  1,379,929
  Net realized gain (loss)                                         --          18,008,510             11,203
  Net unrealized appreciation (depreciation)                       --         (95,694,487)          (350,553)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations         1,469,571         (81,123,509)         1,040,579
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                     44,230,502          53,469,804          2,934,415
  Participant transfers                                   (39,261,422)        (13,882,601)          (705,192)
  Participant withdrawals                                  (6,958,363)        (48,848,478)        (1,960,140)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          (1,989,283)         (9,261,275)           269,083
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                      (519,712)        (90,384,784)         1,309,662
Net assets
  Beginning of period                                      36,150,296         448,437,009         18,443,226
                                                         ------------       -------------       ------------
  End of period                                          $ 35,630,584       $ 358,052,225       $ 19,752,888
                                                         ============       =============       ============

                                                           Oakhurst
                                                          Strategic           Aberdeen            Oakhurst
                                                          Allocation        International         Balanced
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    895,322       $     (82,073)      $    618,579
  Net realized gain (loss)                                  4,793,350           4,826,362          3,304,286
  Net unrealized appreciation (depreciation)               (5,791,988)        (17,472,128)        (4,024,087)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (103,316)        (12,727,839)          (101,222)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      5,271,780           8,349,483          3,942,652
  Participant transfers                                    (2,193,683)         (2,449,667)        (1,369,588)
  Participant withdrawals                                  (5,475,917)         (7,293,463)        (3,388,052)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          (2,397,820)         (1,393,647)          (814,988)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    (2,501,136)        (14,121,486)          (916,210)
Net assets
  Beginning of period                                      49,583,900          77,184,336         31,621,719
                                                         ------------       -------------       ------------
  End of period                                          $ 47,082,764       $  63,062,850       $ 30,705,509
                                                         ============       =============       ============

                                                        Duff & Phelps          Seneca
                                                         Real Estate          Strategic           Aberdeen
                                                          Securities            Theme             New Asia
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    167,630       $    (259,771)      $     65,874
  Net realized gain (loss)                                      1,286           3,979,826              2,675
  Net unrealized appreciation (depreciation)                1,088,914          (8,881,795)          (623,993)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations         1,257,830          (5,161,740)          (555,444)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        905,880           6,598,440            571,271
  Participant transfers                                        84,208           7,356,731            131,670
  Participant withdrawals                                    (425,758)         (3,392,243)          (286,003)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             564,330          10,562,928            416,938
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     1,822,160           5,401,188           (138,506)
Net assets
  Beginning of period                                       4,018,107          24,171,839          3,055,590
                                                         ------------       -------------       ------------
  End of period                                          $  5,840,267       $  29,573,027       $  2,917,084
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                         J.P. Morgan
                                                           Research                               Seneca
                                                           Enhanced           Engemann            Mid-Cap
                                                            Index            Nifty Fifty          Growth
                                                          Subaccount          Subaccount         Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $     14,296       $     (89,754)      $    (58,763)
  Net realized gain (loss)                                    739,691              (7,270)           873,027
  Net unrealized appreciation (depreciation)               (4,415,945)         (2,313,247)          (914,018)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,661,958)         (2,410,271)           (99,754)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      5,935,241           3,411,555          1,860,532
  Participant transfers                                     1,867,738           2,276,138          6,257,589
  Participant withdrawals                                  (2,583,343)         (1,282,380)          (842,357)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           5,219,636           4,405,313          7,275,764
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     1,557,678           1,995,042          7,176,010
Net assets
  Beginning of period                                      28,135,489           8,806,458          3,155,814
                                                         ------------       -------------       ------------
  End of period                                          $ 29,693,167       $  10,801,500       $ 10,331,824
                                                         ============       =============       ============

                                                                                                   Sanford
                                                           Oakhurst           Hollister           Bernstein
                                                          Growth and            Value              Mid-Cap
                                                            Income             Equity               Value
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (30,249)      $      (2,718)      $      2,063
  Net realized gain (loss)                                     58,170             640,515             (1,024)
  Net unrealized appreciation (depreciation)                 (993,442)            718,594            318,184
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (965,521)          1,356,391            319,223
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      3,415,813           1,229,412            425,728
  Participant transfers                                     1,507,066           2,831,492            435,298
  Participant withdrawals                                  (1,324,981)           (522,187)          (184,944)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           3,597,898           3,538,717            676,082
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     2,632,377           4,895,108            995,305
Net assets
  Beginning of period                                      10,102,069           2,610,354          1,501,064
                                                         ------------       -------------       ------------
  End of period                                          $ 12,734,446       $   7,505,462       $  2,496,369
                                                         ============       =============       ============

                                                                                Wanger
                                                         Wanger U.S.         International        Templeton
                                                          Small-Cap            Small-Cap           Growth
                                                          Subaccount          Subaccount         Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $   (268,970)      $    (247,731)      $       (247)
  Net realized gain (loss)                                  5,314,444           3,685,070             42,523
  Net unrealized appreciation (depreciation)               (8,908,091)        (13,144,869)           (10,475)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,862,617)         (9,707,530)            31,801
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      8,161,032           5,008,047            143,501
  Participant transfers                                    (1,477,499)          3,499,721            215,851
  Participant withdrawals                                  (3,921,188)         (2,958,472)           (75,212)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           2,762,345           5,549,296            284,140
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    (1,100,272)         (4,158,234)           315,941
Net assets
  Beginning of period                                      41,735,616          29,247,464            298,556
                                                         ------------       -------------       ------------
  End of period                                          $ 40,635,344       $  25,089,230       $    614,497
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                 Templeton
                                                          Templeton           Templeton          Developing
                                                        Asset Strategy      International          Markets
                                                          Subaccount         Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $      5,710       $      15,480       $       (790)
  Net realized gain (loss)                                     76,344             215,169            (13,480)
  Net unrealized appreciation (depreciation)                  (80,823)           (269,663)          (420,356)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations             1,231             (39,014)          (434,626)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        160,423             812,534            548,959
  Participant transfers                                       218,575           1,334,917          1,581,009
  Participant withdrawals                                     (97,608)           (436,763)          (223,454)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             281,390           1,710,688          1,906,514
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       282,621           1,671,674          1,471,888
Net assets
  Beginning of period                                         289,051           1,270,912            764,634
                                                         ------------       -------------       ------------
  End of period                                          $    571,672       $   2,942,586       $  2,236,522
                                                         ============       =============       ============

                                                         Mutual Shares         Wanger              Wanger
                                                          Investments          Twenty           Foreign Forty
                                                           Subaccount        Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $        258       $      (7,458)      $    (11,779)
  Net realized gain (loss)                                       (874)             22,049             53,250
  Net unrealized appreciation (depreciation)                   54,288              60,457           (198,798)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations            53,672              75,048           (157,327)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        210,237             326,411            444,420
  Participant transfers                                       217,947             470,630          1,419,460
  Participant withdrawals                                    (101,571)           (133,597)          (143,042)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             326,613             663,444          1,720,838
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       380,285             738,492          1,563,511
Net assets
  Beginning of period                                         411,105             686,361            602,683
                                                         ------------       -------------       ------------
  End of period                                          $    791,390       $   1,424,853       $  2,166,194
                                                         ============       =============       ============

                                                           EAFE(R)            Bankers            Federated
                                                           Equity              Trust            U.S. Gov't
                                                           Index               Dow 30          Securities II
                                                         Subaccount          Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (13,480)      $       1,622       $      2,845
  Net realized gain (loss)                                     39,666               6,815                (57)
  Net unrealized appreciation (depreciation)                 (300,903)             (4,673)            19,618
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations          (274,717)              3,764             22,406
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        324,384             107,635             87,647
  Participant transfers                                     2,270,656             424,235            261,097
  Participant withdrawals                                    (211,405)            (27,696)           (29,164)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                           2,383,635             504,174            319,580
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     2,108,918             507,938            341,986
Net assets
  Beginning of period                                         237,729               5,282             79,660
                                                         ------------       -------------       ------------
  End of period                                          $  2,346,647       $     513,220       $    421,646
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                          Federated          Federated             Janus
                                                         High Income         U.S. Gov't            Equity
                                                         Bond Fund II           Bond               Income
                                                          Subaccount        Subaccount(1)        Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $     35,671       $       6,283       $        821
  Net realized gain (loss)                                     (3,310)                (99)               (95)
  Net unrealized appreciation (depreciation)                  (93,236)             10,265           (102,510)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations           (60,875)             16,449           (101,784)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                        209,736              21,214            371,910
  Participant transfers                                       471,350             243,678          1,049,012
  Participant withdrawals                                    (165,804)            (15,437)           (82,762)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             515,282             249,455          1,338,160
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       454,407             265,904          1,236,376
Net assets
  Beginning of period                                         179,207                  --             13,398
                                                         ------------       -------------       ------------
  End of period                                          $    633,614       $     265,904       $  1,249,774
                                                         ============       =============       ============

                                                                                                   Morgan
                                                                               Janus              Stanley
                                                           Janus              Flexible              Focus
                                                           Growth              Income              Equity
                                                         Subaccount          Subaccount          Subaccount
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (53,711)      $      12,598       $     (2,929)
  Net realized gain (loss)                                     (1,997)                 70                222
  Net unrealized appreciation (depreciation)               (1,815,303)                774           (101,536)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (1,871,011)             13,442           (104,243)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      2,592,783             111,451            152,659
  Participant transfers                                    10,968,373             259,859            518,092
  Participant withdrawals                                    (785,493)            (34,137)           (33,482)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          12,775,663             337,173            637,269
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                    10,904,652             350,615            533,026
Net assets
  Beginning of period                                         179,507               4,314              2,073
                                                         ------------       -------------       ------------
  End of period                                          $ 11,084,159       $     354,929       $    535,099
                                                         ============       =============       ============

                                                          Morgan               Alger              Engemann
                                                          Stanley             American             Small &
                                                         Technology           Leveraged            Mid-Cap
                                                         Portfolio             All-Cap             Growth
                                                         Subaccount         Subaccount(2)       Subaccount(6)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $    (55,511)      $      (2,461)      $       (616)
  Net realized gain (loss)                                    (28,279)             (3,557)                27
  Net unrealized appreciation (depreciation)               (3,746,268)           (203,983)           (62,707)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations        (3,830,058)           (210,001)           (63,296)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                      2,178,620             215,280             43,300
  Participant transfers                                     9,701,539             990,287            371,361
  Participant withdrawals                                    (674,951)            (30,906)            (7,468)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                          11,205,208           1,174,661            407,193
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                     7,375,150             964,660            343,897
Net assets
  Beginning of period                                         112,124                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $  7,487,274       $     964,660       $    343,897
                                                         ============       =============       ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                Fidelity VIP
                                                         Fidelity VIP        Fidelity VIP          Growth
                                                         Contrafund(R)          Growth          Opportunities
                                                         Subacount(3)        Subacount(3)       Subaccount(3)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $       (810)      $      (1,460)      $       (192)
  Net realized gain (loss)                                        234              (3,019)              (406)
  Net unrealized appreciation (depreciation)                  (10,222)            (79,962)            (8,528)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations           (10,798)            (84,441)            (9,126)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                         90,132              88,790             11,724
  Participant transfers                                       426,857             650,387             88,187
  Participant withdrawals                                      (9,442)            (17,103)            (3,861)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                             507,547             722,074             96,050
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                       496,749             637,633             86,924
Net assets
  Beginning of period                                              --                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $    496,749       $     637,633       $     86,924
                                                         ============       =============       ============

                                                           Sanford                                Bankers
                                                          Bernstein           Sanford              Trust
                                                          Small-Cap          Bernstein           NASDAQ 100
                                                            Value          Global Value           Index(R)
                                                         Subaccount(4)      Subaccount(5)       Subaccount(7)
                                                         ------------       -------------       ------------
From operations
  Net investment income (loss)                           $          1       $          11       $     (1,372)
  Net realized gain (loss)                                         --                  --               (569)
  Net unrealized appreciation (depreciation)                       33                  86           (260,978)
                                                         ------------       -------------       ------------
  Net increase (decrease) resulting from operations                34                  97           (262,919)
                                                         ------------       -------------       ------------
From accumulation unit transactions
  Participant deposits                                             60                  88             81,823
  Participant transfers                                           414              13,286            726,749
  Participant withdrawals                                          (8)                 --             (7,227)
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                 466              13,374            801,345
                                                         ------------       -------------       ------------
  Net increase (decrease) in net assets                           500              13,471            538,426
Net assets
  Beginning of period                                              --                  --                 --
                                                         ------------       -------------       ------------
  End of period                                          $        500       $      13,471       $    538,426
                                                         ============       =============       ============

  (1)   From inception January 6, 2000 to December 31, 2000
  (2)   From inception June  14, 2000 to December 31, 2000
  (3)   From inception June 6, 2000 to December 31, 2000
  (4)   From inception December 16, 2000 to December 31, 2000
  (5)   From inception December 6, 2000 to December 31, 2000
  (6)   From inception August 21, 2000 to December 31, 2000
  (7)   From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                      GOODWIN
                                                                          GOODWIN               ENGEMANN            MULTI-SECTOR
                                                                        MONEY MARKET         CAPITAL GROWTH         FIXED INCOME
                                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................          $     1,164,742       $    (2,013,785)      $    1,288,635
       Net realized gain (loss)...............................                      -              33,911,603                1,383
       Net unrealized appreciation (depreciation).............                      -              67,520,555             (510,719)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                1,164,742            99,418,373              779,299
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................               45,745,678            55,380,624            3,185,838
       Participant transfers..................................              (32,514,036)            2,056,950               10,155
       Participant withdrawals................................               (7,462,353)          (39,295,629)          (1,861,647)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
               from participant transactions..................                5,769,289            18,141,945            1,334,346
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                6,934,031           117,560,318            2,113,645
NET ASSETS
       Beginning of period....................................               29,216,265           330,876,691           16,329,581
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $    36,150,296       $   448,437,009       $   18,443,226
                                                                        ===============       ===============       ==============


                                                                         OAKHURST
                                                                         STRATEGIC              ABERDEEN              OAKHURST
                                                                         ALLOCATION           INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................          $       672,947       $     1,046,070       $      487,789
       Net realized gain (loss)...............................                2,428,632             9,071,400            1,103,384
       Net unrealized appreciation (depreciation).............                1,547,396             6,988,805            1,469,608
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                4,648,975            17,106,275            3,060,781
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                5,766,295             8,895,302            4,014,520
       Participant transfers..................................                  426,167            (2,116,044)             785,289
       Participant withdrawals................................               (4,114,288)           (6,140,365)          (3,398,123)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
               from participant transactions..................                2,078,174               638,893            1,401,686
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                6,727,149            17,745,168            4,462,467
NET ASSETS
       Beginning of period....................................               42,856,751            59,439,168           27,159,252
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $    49,583,900       $    77,184,336       $   31,621,719
                                                                        ===============       ===============       ==============


                                                                                                                   DUFF & PHELPS
                                                                         REAL ESTATE            SENECA               ABERDEEN
                                                                         SECURITIES            STRATEGIC             NEW ASIA
                                                                         SUBACCOUNT         THEME SUBACCOUNT         SUBACCOUNT
                                                                     -------------------   -------------------   ------------------
FROM OPERATIONS
       Net investment income (loss)...........................           $      170,232       $      (114,711)       $       5,054
       Net realized gain (loss)...............................                   (8,551)            2,870,443                4,188
       Net unrealized appreciation (depreciation).............                  (25,923)            4,256,078              869,485
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) resulting from operations......                  135,758             7,011,810              878,727
                                                                        ---------------       ---------------       --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                1,205,811             3,459,133              500,215
       Participant transfers..................................                 (767,489)            7,228,439              378,701
       Participant withdrawals................................                 (441,550)           (1,588,498)            (180,470)
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    (3,228)            9,099,074              698,446
                                                                        ---------------       ---------------       --------------
       Net increase (decrease) in net assets..................                  132,530            16,110,884            1,577,173
NET ASSETS
       Beginning of period....................................                3,885,577             8,060,955            1,478,417
                                                                        ---------------       ---------------       --------------
       End of period..........................................          $     4,018,107       $    24,171,839       $    3,055,590
                                                                        ===============       ===============       ==============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                         RESEARCH ENHANCED         ENGEMANN             SENECA
                                                                               INDEX             NIFTY FIFTY        MID-CAP GROWTH
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $       37,542       $      (40,023)     $     (13,409)
       Net realized gain (loss)...............................                    1,404,348                  817             79,098
       Net unrealized appreciation (depreciation).............                    2,060,618            1,626,903            871,293
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    3,502,508            1,587,697            936,982
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    4,764,435            1,600,829            550,378
       Participant transfers..................................                    9,507,736            4,539,540            896,097
       Participant withdrawals................................                   (2,366,241)            (663,615)          (177,076)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    11,905,930            5,476,754          1,269,399
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                   15,408,438            7,064,451          2,206,381
NET ASSETS
       Beginning of period....................................                   12,727,051            1,742,007            949,433
                                                                             --------------       --------------      -------------
       End of period..........................................               $   28,135,489       $    8,806,458      $   3,155,814
                                                                             ==============       ==============      =============


                                                                              OAKHURST            HOLLISTER           SCHAFER
                                                                          GROWTH AND INCOME      VALUE EQUITY       MID-CAP VALUE
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $       (4,745)      $       (5,750)      $     10,092
       Net realized gain (loss)...............................                      118,881              145,934            (25,572)
       Net unrealized appreciation (depreciation).............                    1,012,913              291,974           (130,299)
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    1,127,049              432,158           (145,779)
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    2,435,487              547,053            436,822
       Participant transfers..................................                    4,170,995              999,772            435,382
       Participant withdrawals................................                     (964,227)            (185,449)          (117,678)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                     5,642,255            1,361,376            754,526
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                    6,769,304            1,793,534            608,747
NET ASSETS
       Beginning of period....................................                    3,332,765              816,820            892,317
                                                                             --------------       --------------      -------------
       End of period..........................................               $   10,102,069       $    2,610,354      $   1,501,064
                                                                             ==============       ==============      =============


                                                                                                    WANGER
                                                                             WANGER U.S.         INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP            SMALL CAP             STOCK
                                                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                         -------------------  -------------------  -----------------
FROM OPERATIONS
       Net investment income (loss)...........................               $     (268,787)      $       67,572      $         (69)
       Net realized gain (loss)...............................                    3,040,574               28,287              7,984
       Net unrealized appreciation (depreciation).............                    4,934,358           15,112,035             42,995
                                                                             --------------       --------------      -------------
       Net increase (decrease) resulting from operations......                    7,706,145           15,207,894             50,910
                                                                             --------------       --------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    7,502,489            3,435,101            154,926
       Participant transfers..................................                     (622,831)             956,598            102,914
       Participant withdrawals................................                   (4,086,854)          (1,563,997)           (37,586)
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                     2,792,804            2,827,702            220,254
                                                                             --------------       --------------      -------------
       Net increase (decrease) in net assets..................                   10,498,949           18,035,596            271,164
NET ASSETS
       Beginning of period....................................                   31,236,667           11,211,868             27,392
                                                                             --------------       --------------      -------------
       End of period..........................................               $   41,735,616       $   29,247,464      $     298,556
                                                                             ==============       ==============      =============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                                                   TEMPLETON
                                                                        TEMPLETON ASSET         TEMPLETON         DEVELOPING
                                                                          ALLOCATION          INTERNATIONAL         MARKETS
                                                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................             $        (305)       $        (887)     $      (2,308)
       Net realized gain (loss)...............................                     5,362               28,281               (584)
       Net unrealized appreciation (depreciation).............                    26,220              129,839            117,427
                                                                           -------------        -------------      -------------
       Net increase (decrease) resulting from operations......                    31,277              157,233            114,535
                                                                           -------------        -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                    59,531              188,339            140,700
       Participant transfers..................................                   180,739              950,796            564,459
       Participant withdrawals................................                   (20,055)             (78,924)           (65,725)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    220,215            1,060,211            639,434
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   251,492            1,217,444            753,969
NET ASSETS

       Beginning of period....................................                    37,559               53,468             10,665
                                                                           -------------        -------------      -------------
       End of period..........................................             $     289,051        $   1,270,912      $     764,634
                                                                           =============        =============      =============


                                                                         MUTUAL SHARES                               WANGER
                                                                          INVESTMENTS         WANGER TWENTY       FOREIGN FORTY
                                                                          SUBACCOUNT          SUBACCOUNT(1)       SUBACCOUNT(2)
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................             $      (1,342)       $      (2,874)     $      (1,627)
       Net realized gain (loss)...............................                       382               12,711              7,285
       Net unrealized appreciation (depreciation).............                     9,335               65,825            214,413
       Net increase (decrease) resulting from operations......                     8,375               75,662            220,071
                                                                           -------------        -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits...................................                   131,902              173,164             61,520
       Participant transfers..................................                   245,705              492,271            341,129
       Participant withdrawals................................                   (28,647)             (54,736)           (20,037)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    348,960              610,699            382,612
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   357,334              686,361            602,683
NET ASSETS
       Beginning of period....................................                    53,771                  -                  -
                                                                           -------------        -------------      -------------
       End of period..........................................             $     411,105        $     686,361      $     602,683
                                                                           =============        =============      =============


                                                                                                BANKERS            FEDERATED
                                                                             EAFE                TRUST            U.S. GOV'T
                                                                         EQUITY INDEX            DOW 30           SECURITIES II
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)       SUBACCOUNT(5)
                                                                     --------------------  ------------------- ------------------
FROM OPERATIONS
       Net investment income (loss)...........................            $        3,309         $          6       $       (144)
       Net realized gain (loss)...............................                     6,860                  -                   (0)
       Net unrealized appreciation (depreciation).............                    18,079                   22                214
                                                                           -------------        -------------      -------------
       Net increase (decrease) resulting from operations......                    28,248                   28                 70
                                                                           -------------        -------------      -------------
       Participant deposits...................................                    25,625                  -                2,203
       Participant transfers..................................                   185,637                5,262             79,165
       Participant withdrawals................................                    (1,781)                  (8)            (1,778)
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    209,481                5,254             79,590
                                                                           -------------        -------------      -------------
       Net increase (decrease) in net assets..................                   237,729                5,282             79,660
NET ASSETS
       Beginning of period....................................                       -                    -                  -
                                                                           -------------        -------------      -------------
       End of period..........................................             $     237,729        $       5,282      $      79,660
                                                                           =============        =============      =============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                        FEDERATED
                                                                       HIGH INCOME             JANUS
                                                                       BOND FUND II        EQUITY INCOME        JANUS GROWTH
                                                                       SUBACCOUNT(6)        SUBACCOUNT(7)        SUBACCOUNT(8)
                                                                    -------------------  ------------------     --------------
FROM OPERATIONS
       Net investment income (loss)..........................            $        (287)       $          (1)       $        (16)
       Net realized gain (loss)..............................                      (11)                 -                     0
       Net unrealized appreciation (depreciation)............                    3,106                  209               2,162
                                                                         -------------        -------------        ------------
       Net increase (decrease) resulting from operations.....                    2,808                  208               2,146
                                                                         -------------        -------------        ------------

       Participant deposits..................................                      298                 -                  2,047
       Participant transfers.................................                  177,083               13,201             175,407
       Participant withdrawals...............................                     (982)                 (11)                (93)
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets resulting
              from participant transactions.................                   176,399               13,190             177,361
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets.................                  179,207               13,398             179,507
NET ASSETS
       Beginning of period...................................                      -                    -                   -
                                                                         -------------        -------------        ------------
       End of period.........................................            $     179,207        $      13,398        $    179,507
                                                                         =============        =============        ============


                                                                           JANUS           MORGAN STANLEY         TECHNOLOGY
                                                                      FLEXIBLE INCOME       FOCUS EQUITY          PORTFOLIO
                                                                       SUBACCOUNT(9)       SUBACCOUNT(10)       SUBACCOUNT(11)
                                                                    -------------------  -------------------  ------------------
FROM OPERATIONS
       Net investment income (loss)...........................           $           8        $         -          $        (12)
       Net realized gain (loss)...............................                      (0)                   1                  (0)
       Net unrealized appreciation (depreciation).............                      (7)                  74               2,402
                                                                         -------------        -------------        ------------
       Net increase (decrease) resulting from operations......                       1                   75               2,390
                                                                         -------------        -------------        ------------
       Participant deposits...................................                     -                    -                   314
       Participant transfers..................................                   4,355                2,045             109,577
       Participant withdrawals................................                     (42)                 (47)               (157)
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets resulting
              from participant transactions..................                    4,313                1,998             109,734
                                                                         -------------        -------------        ------------
       Net increase (decrease) in net assets..................                   4,314                2,073             112,124
NET ASSETS
       Beginning of period....................................                     -                    -                   -
                                                                         -------------        -------------        ------------
       End of period..........................................           $       4,314        $       2,073        $    112,124
                                                                         =============        =============        ============


 (1) From inception February 5, 1999 to December 31, 1999
 (2) From inception February 9, 1999 to December 31, 1999
 (3) From inception July 20, 1999 to December 31, 1999
 (4) From inception December 23, 1999 to December 31, 1999
 (5) From inception August 5, 1999 to December 31, 1999
 (6) From inception August 2, 1999 to December 31, 1999
 (7) From inception December 23, 1999 to December 31, 1999
 (8) From inception December 20, 1999 to December 31, 1999
 (9) From inception December 21, 1999 to December 31, 1999
(10) From inception December 21, 1999 to December 31, 1999
(11) From inception December 20, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET            GROWTH             FIXED INCOME
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    824,758         $  (1,827,316)        $  1,146,732
   Net realized gain (loss).........................................               --            11,282,125              123,712
   Net unrealized appreciation (depreciation).......................               --            63,176,153           (2,089,209)
   Net increase (decrease) in net assets resulting from operations..          824,758            72,630,962             (818,765)
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       40,115,775            55,187,189            3,021,981
   Participant transfers............................................      (21,256,952)              366,385           (1,554,114)
   Participant withdrawals..........................................       (7,094,597)          (34,006,494)            (891,608)
                                                                         ------------         -------------         ------------
Net increase (decrease) in net assets resulting from participant
      transactions..................................................       11,764,226            21,547,080              576,259
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................       12,588,984            94,178,042             (242,506)
NET ASSETS
   Beginning of period..............................................       16,627,281           236,698,650           16,572,087
                                                                         ------------         -------------         ------------
   End of period....................................................     $ 29,216,265          $330,876,692         $ 16,329,581
                                                                         ============          ============         ============


                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    426,672         $    (425,434)        $    399,184
   Net realized gain (loss).........................................        2,735,092            10,021,994              820,973
   Net unrealized appreciation (depreciation).......................        4,003,067             2,276,436            2,783,483
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from operations..        7,164,831            11,872,996            4,003,640
                                                                         ------------         -------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        6,376,125            10,365,754            4,954,718
   Participant transfers............................................         (877,514)             (165,682)             123,719
   Participant withdrawals..........................................       (5,828,250)           (5,751,632)          (2,654,908)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................         (329,639)            4,448,440            2,423,529
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................        6,835,192            16,321,436            6,427,169
NET ASSETS
   Beginning of period..............................................       36,021,558            43,117,732           20,732,083
                                                                         ------------         -------------         ------------
   End of period....................................................     $ 42,856,750         $  59,439,168         $ 27,159,252
                                                                         ============          ============         ============


                                                                                                 SENECA               ABERDEEN
                                                                         REAL ESTATE         STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                         ------------         -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................     $    167,520         $     (40,390)        $     (3,735)
   Net realized gain (loss).........................................          (21,047)              477,787               13,286
   Net unrealized appreciation (depreciation).......................       (1,192,311)            1,903,438              (44,106)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from operations..       (1,045,838)            2,340,835              (34,555)
                                                                         ------------         -------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,623,011             1,846,888              497,841
   Participant transfers............................................         (313,564)              103,603              124,820
   Participant withdrawals..........................................         (523,745)             (701,416)            (158,919)
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          785,702             1,249,075              463,742
                                                                         ------------         -------------         ------------
   Net increase (decrease) in net assets............................         (260,136)            3,589,910              429,187
NET ASSETS
   Beginning of period..............................................        4,145,713             4,471,045            1,049,230
                                                                         ------------         -------------         ------------
   End of period....................................................     $  3,885,577         $   8,060,955         $  1,478,417
                                                                         ============          ============         ============

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998
                                                             (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN              MID-CAP
                                                                            INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT           SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          -----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    33,983           $    (3,712)         $    (1,501)
   Net realized gain (loss).........................................          533,499                (2,426)              (1,568)
   Net unrealized appreciation (depreciation).......................        1,267,409               252,136              130,212
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,834,891               245,998              127,143
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,291,221               526,600              384,143
   Participant transfers............................................        7,258,586             1,045,208              485,598
   Participant withdrawals..........................................         (608,655)              (75,799)             (47,451)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        8,941,152             1,496,009              822,290
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       10,776,043             1,742,007              949,433
NET ASSETS
   Beginning of period..............................................        1,951,008                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $12,727,051           $ 1,742,007          $   949,433
                                                                          ===========           ===========          ===========

                                                                            GROWTH               VALUE                 SCHAFER
                                                                          AND INCOME             EQUITY                MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)         SUBACCOUNT(1)
                                                                         -------------        -------------         ------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     4,862            $      486           $       86
   Net realized gain (loss).........................................              594                (4,166)                  10
   Net unrealized appreciation (depreciation).......................          352,421                75,187              (14,526)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          357,877                71,507              (14,430)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          891,760               349,399              538,439
   Participant transfers............................................        2,236,565               431,964              415,611
   Participant withdrawals..........................................         (153,437)              (36,050)             (47,303)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        2,974,888               745,313              906,747
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        3,332,765               816,820              892,317
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 3,332,765           $   816,820          $   892,317
                                                                          ===========           ===========          ===========


                                                                            WANGER                WANGER
                                                                             U.S.              INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP               STOCK
                                                                          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(3)
                                                                          -----------           ----------          -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $  (196,294)          $    19,117          $        (8)
   Net realized gain (loss).........................................        1,128,070                 3,286                  148
   Net unrealized appreciation (depreciation).......................          857,628             1,051,832                  416
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,789,404             1,074,235                  556
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        9,117,666             3,222,916                1,490
   Participant transfers............................................        6,575,005             1,456,920               25,903
   Participant withdrawals..........................................       (2,592,905)           (1,076,075)                (557)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       13,099,766             3,603,761               26,836
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       14,889,170             4,677,996               27,392
NET ASSETS
   Beginning of period..............................................       16,347,497             6,533,872                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $31,236,667           $11,211,868          $    27,392
                                                                          ===========           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998

                        See Notes to Financial Statements

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1998
                                                             (CONTINUED)

                                                                           TEMPLETON             TEMPLETON
                                                                        ASSET ALLOCATION       INTERNATIONAL
                                                                          SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $        (9)          $       (31)
   Net realized gain (loss).........................................              (12)                  862
   Net unrealized appreciation (depreciation).......................              367                 1,246
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..              346                 2,077
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            2,271                 4,687
   Participant transfers............................................           35,556                47,443
   Participant withdrawals..........................................             (614)                 (739)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           37,213                51,391
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................           37,559                53,468
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    37,559           $    53,468
                                                                          ===========           ===========


                                                                           TEMPLETON
                                                                           DEVELOPING          MUTUAL SHARES
                                                                            MARKETS             INVESTMENTS
                                                                         SUBACCOUNT(5)         SUBACCOUNT(6)
                                                                         -------------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $        (5)          $       (33)
   Net realized gain (loss).........................................            1,117                    59
   Net unrealized appreciation (depreciation).......................               56                   600
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            1,168                   626
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS

   Participant deposits.............................................            1,665                 4,558
   Participant transfers............................................            7,864                53,136
   Participant withdrawals..........................................              (32)               (4,549)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            9,497                53,145
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................           10,665                53,771
NET ASSETS

   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    10,665           $    53,771
                                                                          ===========           ===========

(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                        See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account was established January 1, 1987 and currently consists of 42 Subaccounts, that invest in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 42 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small-Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ-100 Index(R) Series seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series(R) seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification: Certain prior year amounts have been reclassified to conform with the current year presentation.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                  Purchases          Sales
----------                                                 -----------      -----------
The Phoenix Edge Series Fund:
  Phoenix-Aberdeen International Series                    $14,230,819      $10,619,025
  Phoenix-Aberdeen New Asia Series                           1,028,609          545,839
  Phoenix-Bankers Trust Dow 30 Series                          553,351           40,474
  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series             825,591           25,239
  Phoenix-Duff & Phelps Real Estate Securities Series        1,532,683          799,487
  Phoenix-Engemann Capital Growth Series                    52,075,156       46,649,056
  Phoenix-Engemann Nifty Fifty Series                        5,744,764        1,427,513
  Phoenix-Engemann Small & Mid-Cap Growth Series               409,867            3,079
  Phoenix-Federated U.S. Government Bond Series                300,241           44,355
  Phoenix-Goodwin Money Market Series                       26,984,424       27,503,444
  Phoenix-Goodwin Multi-Sector Fixed Income Series           4,032,671        2,382,710
  Phoenix-Hollister Value Equity Series                      4,631,900          455,622
  Phoenix-J.P. Morgan Research Enhanced Index Series        10,964,395        4,819,979
  Phoenix-Janus Equity Income Series                         1,426,219           86,433
  Phoenix-Janus Flexible Income Series                         376,268           26,280
  Phoenix-Janus Growth Series                               13,081,062          351,544
  Phoenix-Morgan Stanley Focus Equity Series                   680,473           45,393
  Phoenix-Oakhurst Balanced Series                           7,125,229        4,006,257
  Phoenix-Oakhurst Growth and Income Series                  6,258,072        2,638,413
  Phoenix-Oakhurst Strategic Allocation Series               9,376,185        6,080,206
  Phoenix-Sanford Bernstein Global Value Series                 13,390               --
  Phoenix-Sanford Bernstein Mid-Cap Value Series             1,050,670          372,165
  Phoenix-Sanford Bernstein Small-Cap Value Series                 474                7
  Phoenix-Seneca Mid-Cap Growth Series                       8,663,048          568,623
  Phoenix-Seneca Strategic Theme Series                     16,034,518        1,736,007

The Alger American Fund:
  Alger American Leveraged All-Cap Portfolio                 1,213,809           40,974

Deutsche Asset Management VIT Funds:
  EAFE(R) Equity Index Fund                                  2,625,665          215,154

Federated Insurance Series:
  Federated Fund for U.S. Government Securities II             381,016           58,382
  Federated High Income Bond Fund II                         1,141,275          590,023

Fidelity(R) Variable Insurance Products:
  VIP Contrafund(R) Portfolio                                  538,844           31,856
  VIP Growth Opportunities Portfolio                           100,624            4,717
  VIP Growth Portfolio                                         773,300           52,277

Franklin Templeton Variable Insurance Products Trust:
  Mutual Shares Securities Fund -- Class 2                   1,188,712          857,345
  Templeton Asset Strategy Fund -- Class 2                     528,101          165,845
  Templeton Developing Markets Securities Fund
    -- Class 2                                               2,414,961          508,775
  Templeton Growth Securities Fund -- Class 2                  896,644          527,511
  Templeton International Securities Fund -- Class 2         2,990,635        1,047,485

The Universal Institutional Funds, Inc.:
  Technology Portfolio                                      12,366,323        1,209,757

Wanger Advisors Trust:
  Wanger Foreign Forty                                       2,053,041          290,779
  Wanger International Small Cap                            12,079,184        3,094,019
  Wanger Twenty                                                915,453          230,072
  Wanger U.S. Small Cap                                     14,438,910        6,629,330

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4 Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units) Subaccount

                                            Phoenix-        Phoenix-       Phoenix-        Phoenix-
                                            Goodwin         Engemann        Goodwin        Oakhurst       Phoenix-
                                             Money          Capital      Multi-Sector      Strategic      Aberdeen
Flex Edge & Flex Edge Success                Market          Growth      Fixed Income     Allocation    International
                                          -----------      ----------    ------------     ----------    -------------
Units outstanding, beginning of period     21,965,733      60,960,112      7,713,640      12,942,428      24,765,917
Participant deposits                       26,313,254       7,224,157      1,191,756       1,338,585       2,811,368
Participant transfers                     (23,282,309)     (2,003,096)      (272,340)       (570,100)       (933,222)
Participant withdrawals                    (4,167,203)     (6,628,163)      (781,307)     (1,400,194)     (2,436,894)
                                          -----------      ----------      ---------      ----------      ----------
Units outstanding, end of period           20,829,475      59,553,010      7,851,749      12,310,719      24,207,169
                                          ===========      ==========      =========      ==========      ==========

                                                       Phoenix-Duff &    Phoenix-
                                           Phoenix-      Phelps Real      Seneca         Phoenix-
                                           Oakhurst        Estate        Strategic       Aberdeen
Flex Edge & Flex Edge Success              Balanced      Securities        Theme         New Asia
                                          ----------   --------------    ----------      ---------
Units outstanding, beginning of period    13,082,531      2,906,964       8,707,486      3,029,029
Participant deposits                       1,590,855        583,375       2,095,650        601,541
Participant transfers                       (589,028)        51,942       2,386,306        122,413
Participant withdrawals                   (1,394,068)      (246,630)     (1,071,944)      (301,006)
                                          ----------      ---------      ----------      ---------
Units outstanding, end of period          12,690,290      3,295,651      12,117,498      3,451,977
                                          ==========      =========      ==========      =========

                                            Phoenix-                         Phoenix-        Phoenix-
                                            Goodwin         Phoenix-         Goodwin         Oakhurst      Phoenix-
                                             Money      Engemann Capital   Multi-Sector      Strategic     Aberdeen
Joint Edge                                   Market          Growth        Fixed Income     Allocation   International
                                           ----------   ----------------   ------------     ----------   -------------
Units outstanding, beginning of period      1,171,976       3,342,510        345,598         531,134       1,372,825
Participant deposits                        1,196,910         653,416         65,583          94,755         253,830
Participant transfers                      (1,345,882)        (60,978)       (32,069)        (29,968)        (13,951)
Participant withdrawals                      (172,012)       (536,295)       (59,159)        (84,450)       (245,132)
                                           ----------       ---------        -------         -------       ---------
Units outstanding, end of period              850,992       3,398,653        319,953         511,471       1,367,572
                                           ==========       =========        =======         =======       =========

                                                       Phoenix-Duff &    Phoenix-
                                           Phoenix-      Phelps Real      Seneca         Phoenix-
                                           Oakhurst        Estate        Strategic       Aberdeen
Joint Edge                                 Balanced      Securities        Theme         New Asia
                                           --------    --------------    ---------       --------
Units outstanding, beginning of period      556,044        222,607         710,255        183,014
Participant deposits                        105,891         45,521         257,413         59,843
Participant transfers                        (4,368)       (12,949)        171,033         16,353
Participant withdrawals                     (65,696)       (44,835)       (136,496)       (32,630)
                                            -------        -------       ---------        -------
Units outstanding, end of period            591,871        210,344       1,002,205        226,580
                                            =======        =======       =========        =======

                                            Phoenix-
                                          J.P. Morgan                      Phoenix-        Phoenix-
                                            Research        Phoenix-        Seneca         Oakhurst        Phoenix-
                                            Enhanced        Engemann        Mid-Cap       Growth and    Hollister Value
Flex Edge & Flex Edge Success                Index         Nifty Fifty      Growth          Income          Equity
                                          -----------      -----------     --------       ----------    ---------------
Units outstanding, beginning of period     16,528,376       5,086,455      1,724,685       6,841,057       1,826,310
Participant deposits                        3,534,926       1,944,480        799,807       2,188,705         744,078
Participant transfers                       1,404,131       1,295,031      2,866,261         981,364       1,813,956
Participant withdrawals                    (1,530,184)       (703,405)      (364,247)       (848,048)       (318,236)
                                           ----------       ---------      ---------       ---------       ---------
Units outstanding, end of period           19,937,249       7,622,561      5,026,506       9,163,078       4,066,108
                                           ==========       =========      =========       =========       =========

                                            Phoenix-
                                            Sanford                         Wanger
                                           Bernstein      Wanger U.S.    International     Templeton
Flex Edge & Flex Edge Success             Mid-Cap Value    Small-Cap       Small-Cap        Growth
                                          -------------   ----------     -------------     ---------
Units outstanding, beginning of period      1,795,933     22,087,137      10,419,465        232,170
Participant deposits                          482,934      4,645,603       1,851,099         96,721
Participant transfers                         533,676     (1,122,375)      1,368,241        150,133
Participant withdrawals                      (211,508)    (2,218,841)     (1,081,101)       (56,033)
                                            ---------     ----------      ----------        -------
Units outstanding, end of period            2,601,035     23,391,524      12,557,704        422,991
                                            =========     ==========      ==========        =======

                                              Phoenix-
                                            J.P. Morgan                     Phoenix-        Phoenix-
                                              Research        Phoenix-       Seneca         Oakhurst        Phoenix-
                                              Enhanced        Engemann       Mid-Cap       Growth and    Hollister Value
Joint Edge                                     Index        Nifty Fifty      Growth          Income          Equity
                                            -----------     -----------     --------       ----------    ---------------
Units outstanding, beginning of period        613,653         267,424        120,052         430,898         111,608
Participant deposits                          215,538         196,089        105,462         312,455          52,498
Participant transfers                         (63,032)         92,419        146,074         104,800          45,258
Participant withdrawals                      (107,086)        (94,227)       (45,765)       (116,460)        (26,048)
                                             --------         -------        -------        --------         -------
Units outstanding, end of period              659,073         461,705        325,823         731,693         183,316
                                             ========         =======        =======        ========         =======


                                               Phoenix-
                                               Sanford                        Wanger
                                              Bernstein     Wanger U.S.    International      Templeton
Joint Edge                                  Mid-Cap Value    Small-Cap       Small-Cap         Growth
                                            -------------   -----------    -------------      ---------
Units outstanding, beginning of period          119,527      1,309,183         814,304          2,682
Participant deposits                             44,544        447,983         189,435         14,182
Participant transfers                             7,280         83,571          46,790         17,696
Participant withdrawals                         (25,436)      (228,050)       (125,197)        (2,903)
                                                -------      ---------        --------         ------
Units outstanding, end of period                145,915      1,612,687         925,332         31,657
                                                =======      =========        ========         ======


                                             Templeton                     Templeton         Mutual
                                               Asset        Templeton      Developing        Shares          Wanger
Flex Edge & Flex Edge Success                Strategy     International     Markets        Investments       Twenty
                                             ---------    -------------    ----------      -----------       ------
Units outstanding, beginning of period        233,560         973,639        459,089         373,534         476,443
Participant deposits                          124,091         554,633        415,706         183,608         218,318
Participant transfers                         170,805         979,735      1,354,178         191,409         301,367
Participant withdrawals                       (77,597)       (329,988)      (183,646)        (99,390)        (88,768)
                                              -------       ---------      ---------         -------         -------
Units outstanding, end of period              450,859       2,178,019      2,045,327         649,161         907,360
                                              =======       =========      =========         =======         =======

                                                                              Phoenix-
                                               Wanger          EAFE           Bankers       Federated
                                              Foreign         Equity           Trust       U.S. Gov't
Flex Edge & Flex Edge Success                  Forty          Index           Dow 30      Securities II
                                             ---------      ---------         --------    -------------
Units outstanding, beginning of period         313,465        188,810           5,241         76,491
Participant deposits                           205,828        217,628         111,917         82,026
Participant transfers                          668,218      2,003,276         427,685        235,925
Participant withdrawals                        (66,372)      (178,380)        (26,824)       (26,820)
                                             ---------      ---------         -------        -------
Units outstanding, end of period             1,121,139      2,231,334         518,019        367,622
                                             =========      =========         =======        =======


                                             Templeton                      Templeton         Mutual
                                               Asset         Templeton     Developing         Shares          Wanger
Joint Edge                                    Strategy     International     Markets        Investments       Twenty
                                             ---------     -------------   ----------       -----------       ------
Units outstanding, beginning of period          2,102          25,850         15,787           7,440          19,627
Participant deposits                            6,997         103,267          6,253           5,800          12,695
Participant transfers                          11,736         108,159         (2,658)         (2,291)         14,003
Participant withdrawals                        (2,067)        (25,826)        (3,983)         (2,708)         (5,240)
                                               ------         -------         ------           -----          ------
Units outstanding, end of period               18,768         211,450         15,399           8,241          41,085
                                               ======         =======         ======           =====          ======

                                                                             Phoenix-
                                              Wanger          EAFE           Bankers       Federated
                                             Foreign         Equity           Trust       U.S. Gov't
Joint Edge                                    Forty          Index           Dow 30      Securities II
                                             -------        -------          -------     -------------
Units outstanding, beginning of period         3,937         12,182              --          2,286
Participant deposits                          14,180         95,768           2,756            949
Participant transfers                         32,965         82,697          25,233          8,656
Participant withdrawals                       (3,787)       (22,291)         (2,451)          (765)
                                              ------        -------          ------         ------
Units outstanding, end of period              47,295        168,356          25,538         11,126
                                              ======        =======          ======         ======

                                                              Phoenix-
                                             Federated       Federated      Phoenix-                        Phoenix-
                                            High Income         U.S.         Janus         Phoenix-          Janus
                                                Bond         Government     Equity          Janus           Flexible
Flex Edge & Flex Edge Success                 Fund II           Bond        Income          Growth           Income
                                            -----------      ----------    ---------      ----------        --------
Units outstanding, beginning of period        179,788              --         12,449         171,603           4,312
Participant deposits                           91,192          18,770        376,178       2,334,149         105,233
Participant transfers                         357,796         219,343        965,157       9,862,451         228,867
Participant withdrawals                      (139,410)        (13,584)       (92,194)       (723,628)        (32,758)
                                              -------         -------      ---------      ----------         -------
Units outstanding, end of period              489,366         224,529      1,261,590      11,644,575         305,654
                                              =======         =======      =========      ==========         =======

                                            Phoenix-                                      Phoenix
                                             Morgan       Morgan          Alger          Engemann
                                            Stanley       Stanley        American        Small &
                                             Focus      Technology       Leverged         Mid-Cap
Flex Edge & Flex Edge Success                Equity      Portfolio        All-Cap         Growth
                                            -------     ----------       ---------       --------
Units outstanding, beginning of period        2,000         84,692              --             --
Participant deposits                        143,345      1,783,667         238,998         44,552
Participant transfers                       460,320      7,477,332         999,349        358,591
Participant withdrawals                     (29,951)      (575,196)        (29,795)        (8,133)
                                            -------      ---------       ---------        -------
Units outstanding, end of period            575,714      8,770,495       1,208,552        395,010
                                            =======      =========       =========        =======

                                             Federated        Phoenix-
                                                High         Federated      Phoenix-                       Phoenix-
                                               Income           U.S.         Janus         Phoenix-          Janus
                                                Bond         Government      Equity         Janus          Flexible
Joint Edge                                    Fund II           Bond         Income         Growth          Income
                                             ---------       ----------      ------        --------        --------
Units outstanding, beginning of period             --             --            755             568              --
Participant deposits                          125,138            337          8,845         148,672           3,733
Participant transfers                         120,466             34         56,472         315,388          27,495
Participant withdrawals                       (30,624)          (110)        (4,910)        (44,451)           (803)
                                              -------           ----         ------         -------          ------
Units outstanding, end of period              214,980            261         61,162         420,177          30,425
                                              =======           ====         ======         =======          ======

                                            Phoenix-                                      Phoenix-
                                             Morgan       Morgan            Alger         Engemann
                                            Stanley       Stanley          American       Small &
                                             Focus       Technology        Leverged        Mid-Cap
Joint Edge                                   Equity       Portfolio         All-Cap        Growth
                                            --------     ----------        --------        ------
Units outstanding, beginning of period           --         19,668              --             --
Participant deposits                          4,412        146,298           9,017          2,109
Participant transfers                        25,534        295,730          47,381         26,312
Participant withdrawals                      (6,491)       (38,533)         (1,718)          (303)
                                             ------        -------          ------         ------
Units outstanding, end of period             23,455        423,163          54,680         28,118
                                             ======        =======          ======         ======

                                                                                   Phoenix-    Phoenix-     Phoenix-
                                                                                    Sanford     Sanford      Bankers
                                           Fidelity     Fidelity     Fidelity      Bernstein   Bernstein      Trust
                                             VIP          VIP       VIP Growth     Small-Cap    Global       NASDAQ
Flex Edge & Flex Edge Success             Contrafund     Growth    Opportunities     Value       Value     100 Index(R)
                                          ----------    -------    -------------   ---------   ---------   ------------
Units outstanding, beginning of period          --           --            --          --           --             --
Participant deposits                        88,285       85,702        12,469          --           28         96,302
Participant transfers                      428,306      633,395        89,581         407        8,419        777,656
Participant withdrawals                     (9,853)     (17,193)       (3,808)         (7)          --         (9,305)
                                           -------      -------        ------         ---        -----        -------
Units outstanding, end of period           506,738      701,904        98,242         400        8,447        864,652
                                           =======      =======        ======         ===        =====        =======

                                                                                    Phoenix-      Phoenix-
                                                                                     Sanford       Sanford      Phoenix-
                                                                     Fidelity       Bernstein     Bernstein   Bankers Trust
                                         Fidelity VIP   Fidelity    VIP Growth      Small-Cap      Global      NASDAQ 100
Joint Edge                                Contrafund   VIP Growth  Opportunities      Value         Value        Index(R)
                                         ------------  ----------  -------------    ---------     ---------   -------------
Units outstanding, beginning of period          --           --          --             --             --             --
Participant deposits                         5,566        8,644         473             60             62          2,711
Participant transfers                       18,771       35,376       3,599             --          4,847         11,171
Participant withdrawals                         --       (1,542)       (482)            --             --           (351)
                                            ------       ------       -----          -----          -----         ------
Units outstanding, end of period            24,337       42,478       3,590             60          4,909         13,531
                                            ======       ======       =====          =====          =====         ======

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Policy Loans

      Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of the policy value reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15, 2 1/2% in policy years 16 and thereafter for Flex Edge Success policies] and [8% due in policy years 1-10 and 7% in policy years 11 and thereafter for Flex Edge and Joint Edge policies] and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge Success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

      Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $43,358,944, $36,655,692 and $30,323,330 during the years ended December 31, 2000, 1999 and 1998, respectively. Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.

      PEPCO is the principal underwriter and distributor of the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

      Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).

      Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

Note 7--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
      Participants of Phoenix Home Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Growth, Templeton Asset Strategy, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30 Index, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Fidelity VIP Contrafund(R) , Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Sanford Bernstein Small-Cap Value, Sanford Bernstein Global Value and Bankers Trust NASDAQ 100 Index(R), (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLP
Hartford, Connecticut
March 14, 2001

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

       PHOENIX HOME LIFE MUTUAL
       INSURANCE COMPANY
       CONSOLIDATED FINANCIAL STATEMENTS
       DECEMBER 31, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ..................................................................    F-3

Consolidated Balance Sheet as of December 31, 1999 and 2000.........................................    F-4

Consolidated Statement of Income, Comprehensive Income and Equity for the years
   ended December 31, 1998, 1999 and 2000...........................................................    F-5

Consolidated Statement of Cash Flows for the years ended December 31, 1998, 1999 and 2000...........    F-6

Notes to Consolidated Financial Statements.......................................................F-8 - F-58

[LOGO OMITTED] PRICEWATERHOUSECOOOPERS PWC

--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/PricewaterhouseCoopers LLP


February 15, 2001

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
                                                                                 ----------------------------------
                                                                                        1999              2000
                                                                                 --------------      --------------
                                                                                             (IN MILLIONS)
Assets:
Investments
    Held-to-maturity debt securities, at amortized cost                          $      1,958.2      $      2,109.6
    Available-for-sale debt securities, at fair value                                   5,506.8             5,949.0
    Equity securities, at fair value                                                      437.2               335.5
    Mortgage loans                                                                        716.8               593.4
    Real estate                                                                            92.0                77.9
    Policy loans                                                                        2,042.6             2,105.2
    Venture capital partnerships                                                          338.1               467.3
    Other invested assets                                                                 188.0               235.7
    Short-term investments                                                                133.4               547.2
                                                                                 --------------      --------------
       Total investments                                                               11,413.1            12,420.8

Cash and cash equivalents                                                                 187.6               176.6
Accrued investment income                                                                 174.9               194.5
Deferred policy acquisition costs                                                       1,318.8             1,019.0
Premiums, accounts and notes receivable                                                   119.2               155.8
Reinsurance recoverables                                                                   18.8                16.6
Property and equipment, net                                                               137.7               122.2
Goodwill and other intangible assets, net                                                 593.3               595.9
Investments in unconsolidated subsidiaries                                                160.7               159.9
Net assets of discontinued operations (Note 13)                                           187.6                25.5
Other assets                                                                               51.4                49.8
Separate account assets                                                                 5,923.9             5,376.6
                                                                                 --------------      --------------
    Total assets                                                                 $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



Liabilities:
    Policy liabilities and accruals                                              $     10,899.8      $     11,372.6
    Policyholder deposit funds                                                            538.2               678.4
    Notes payable                                                                         499.4               425.4
    Deferred income taxes                                                                  83.3                 9.4
    Other liabilities                                                                     486.3               473.0
    Separate account liabilities                                                        5,923.9             5,376.6
                                                                                 --------------      --------------
       Total liabilities                                                               18,430.9            18,335.4
                                                                                 --------------      --------------

Contingent liabilities (Note 21)

Minority interest in net assets of consolidated subsidiaries                              100.1               136.9
                                                                                 --------------      --------------
Equity:
    Retained earnings                                                                   1,731.5             1,820.7
    Accumulated other comprehensive income                                                 24.5                20.2
                                                                                 --------------      --------------
       Total equity                                                                     1,756.0             1,840.9

       Total liabilities and equity                                              $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                  1998               1999                  2000
                                                             ----------------   ----------------     --------------
                                                                                 (IN MILLIONS)
Revenues
  Premiums                                                   $       1,175.8    $       1,175.7      $      1,147.4
  Insurance and investment product fees                                537.5              574.6               631.0
  Net investment income                                                859.6              953.1             1,127.4
  Net realized investment gains                                         58.2               75.8                89.2
                                                             ---------------    ---------------      --------------
    Total revenues                                                   2,631.1            2,779.2             2,995.0
                                                             ---------------    ---------------      --------------

Benefits and expenses
  Policy benefits and increase in policy liabilities                 1,409.8            1,373.1             1,409.8
  Policyholder dividends                                               351.6              360.5               378.0
  Amortization of deferred policy acquisition costs                    138.0              147.9               356.0
  Amortization of goodwill and other intangible assets                  28.8               40.1                36.9
  Interest expense                                                      29.8               34.0                32.7
  Other operating expenses                                             516.3              557.9               626.3
                                                             ---------------    ---------------      --------------
    Total benefits and expenses                                      2,474.3            2,513.5             2,839.7
                                                             ---------------    ---------------      --------------
Income from continuing operations before income taxes,                 156.8              265.7               155.3
  minority interest and equity in earnings of and
  interest earned from investments in unconsolidated
  subsidiaries

Income taxes                                                            56.0               99.0                55.4
                                                             ---------------    ---------------      --------------
Income from continuing operations before minority                      100.8              166.7                99.9
  interest and equity in earnings of and interest earned
  from investments in unconsolidated subsidiaries

Minority interest in net income of consolidated
subsidiaries                                                            10.5               10.1                14.1
Equity in earnings of and interest earned from
  investments in unconsolidated subsidiaries                             1.6                5.5                 9.0
                                                             ---------------    ---------------      --------------

Income from continuing operations                                       91.9              162.1                94.8

Discontinued operations (Note 13)
  Income from discontinued operations, net of income taxes              45.2               36.1                 9.4
  Loss on disposal, net of income taxes                                                  (109.0)              (20.9)
                                                             ---------------    ---------------      --------------

Net income                                                             137.1               89.2                83.3
                                                             ---------------    ---------------      --------------

Other comprehensive loss, net of income taxes
  Unrealized (losses) gains on securities                              (46.9)             (66.8)               53.0
  Reclassification adjustment for net realized gains
  included in net income                                               (13.0)              (1.5)              (58.9)
  Minimum pension liability adjustment                                  (1.5)              (1.5)                1.6
                                                             ---------------    ---------------      --------------
    Total other comprehensive loss                                     (61.4)             (69.8)               (4.3)
                                                             ---------------     ---------------     --------------

Comprehensive income                                                    75.7               19.4                79.0
Majority interest in stock issuance transactions                                                                5.9
                                                             ---------------    ---------------      --------------

Equity, beginning of year                                            1,660.9            1,736.6             1,756.0
                                                             ---------------    ---------------      --------------

Equity, end of year                                          $       1,736.6    $       1,756.0      $      1,840.9
                                                             ===============    ===============      ==============


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                    1998              1999                2000
                                                             ---------------    ---------------      --------------
                                                                                   (IN MILLIONS)
Cash flows from operating activities:
  Net income                                                 $         137.1    $          89.2      $         83.3

Adjustments to reconcile net income to net cash provided
    by operating activities:
  Net (gain) loss from discontinued operations                         (45.2)              72.9                11.5
  Net realized investment gains                                        (58.2)             (75.8)              (89.2)
  Amortization and depreciation                                         58.5               72.0                56.8
  Equity in undistributed earnings of affiliates and
    partnerships                                                       (44.1)            (138.2)             (297.7)
  Deferred income taxes (benefit)                                        2.8              (13.9)              (37.0)
  Increase in receivables                                              (26.7)             (62.9)              (54.0)
  (Increase) decrease in deferred policy acquisition costs             (29.6)              (0.3)              183.2
  Increase in policy liabilities and accruals                          386.0              321.2               472.8
  Change in other assets/other liabilities, net                         65.7               51.3                45.4
  Other operating activities, net                                        1.8                2.5
                                                             ---------------    ---------------      --------------
  Net cash provided by continuing operations                           448.1              318.0               375.1
  Net cash provided by (used for) discontinued operations               97.6              (76.7)             (264.6)
                                                             ---------------    ---------------      --------------

  Net cash provided by operating activities                            545.7              241.3               110.5
                                                             ---------------    ---------------      --------------

Cash flows from investing activities:
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                               1,322.4            1,702.9             1,236.9
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                   267.7              186.7               209.5
  Proceeds from disposals of equity securities                          45.2              163.5               515.4
  Proceeds from mortgage loan maturities or repayments                 200.4              124.9               127.6
  Proceeds from sale of real estate and other invested assets          439.9               38.0                26.6
  Proceeds from distributions of venture capital  partnerships          18.6               26.7                37.9
  Proceeds from sale of subsidiaries and affiliates                     16.3               46.4                14.1
  Proceeds from sale of property and equipment                                                                 20.6
  Purchase of available-for-sale debt securities                    (2,404.3)          (1,672.6)           (1,418.4)
  Purchase of held-to-maturity debt securities                        (585.4)            (395.5)             (356.0)
  Purchase of equity securities                                        (85.0)            (162.4)             (130.5)
  Purchase of subsidiaries                                             (11.2)            (187.6)              (59.3)
  Purchase of mortgage loans                                           (76.0)             (25.3)               (1.0)
  Purchase of investments in unconsolidated subsidiaries and
    other invested assets                                             (134.2)            (103.4)              (46.5)
  Purchase of venture capital partnerships                             (67.2)            (108.5)              (95.1)
  Change in short-term investments, net                                855.1               52.6              (413.8)
  Increase in policy loans                                             (21.5)             (34.3)              (62.7)
  Capital expenditures                                                 (27.2)             (20.5)              (21.5)
  Other investing activities, net                                       (6.5)               1.7
                                                             ---------------    ---------------      --------------
Net cash used for continuing operations                               (252.9)            (366.7)             (416.2)
Net cash (used for) provided by discontinued operations                (78.2)             105.6               259.5
                                                             ---------------    ---------------      --------------

Net cash used for investing activities                       $        (331.1)   $        (261.1)     $       (156.7)
                                                             ---------------    ---------------      --------------


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                   1998              1999                 2000
                                                             ---------------    ---------------      --------------
                                                                                (IN MILLIONS)
Cash flows from financing activities:
Net (withdrawals) deposits of policyholder deposit funds,
  net of interest credited                                   $         (28.7)   $           6.5      $        140.2
(Repayments) proceeds from securities sold subject to
  repurchase agreements                                               (137.5)              28.4               (28.4)
Proceeds from borrowings                                                  .1              175.1                50.0
Repayment of borrowings                                                (63.3)            (125.0)             (124.0)
Dividends paid to minority shareholders in consolidated
  subsidiaries                                                          (4.9)              (4.2)               (5.8)
Other financing activities, net                                         (5.7)               (.4)                3.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by continuing operations                 (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by financing activities                  (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net change in cash and cash equivalents                                (25.4)              60.6               (11.0)

Cash and cash equivalents, beginning of year                           152.4              127.0               187.6
                                                             ---------------    ---------------      --------------
Cash and cash equivalents, end of year                       $         127.0    $         187.6      $        176.6
                                                             ===============    ===============      ==============

Supplemental cash flow information:
Income taxes paid, net                                       $          44.5    $         106.4      $        135.8
Interest paid on indebtedness                                $          32.8    $          34.8      $         34.1


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

         Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) provide wealth management products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory services. These products and services are managed within four reportable segments: Life and Annuity, Investment Management, Venture Capital and Corporate and Other. See Note 12 - "Segment Information."

         Additionally, in 1999, Phoenix discontinued the operations of three of its business units: the Reinsurance Operations, the Real Estate Management Operations and the Group Life and Health Operations. See
         Note 13 - "Discontinued Operations."

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

         The consolidated financial statements include the accounts of Phoenix and its subsidiaries. Less than majority-owned entities, in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity method of accounting. Investments in venture capital partnerships are reported on the equity method of accounting using the most recent financial information received from the partnerships, which is on a one-quarter lag.

         These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

         VALUATION OF INVESTMENTS

         Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

         For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

         Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

         Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either


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         the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

         Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

         Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

         Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. Phoenix records its share of the net equity in earnings of the venture capital partnerships in accordance with the equity method of accounting using the most recent financial information received from the partnerships, which is on a one-quarter lag. These earnings or losses are included in net investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. These valuations subject the earnings to volatility. Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Phoenix's investment in these venture capital partnerships is as a limited partner.

         Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

         Short-term investments are carried at amortized cost, which approximates fair value.

         Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

         FINANCIAL INSTRUMENTS

         In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

         Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams


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         is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

         Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

         Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

         In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include cash on hand and money market instruments.

         DEFERRED POLICY ACQUISITION COSTS

         In conjunction with the 1997 acquisition of Confederation Life business, Phoenix recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

         The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

         For individual participating life insurance policies, DAC and PVFP are amortized in proportion to historical and estimates of expected future gross margins. These estimates of expected gross margins are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross margins to support the recoverability of the remaining DAC balances.

         For universal life insurance policies and investment type contracts, DAC and PVFP are amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated

                                     F-10
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         experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

         Internal replacements are defined as an exchange of an existing Phoenix life insurance or annuity policy for a different Phoenix life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

         GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over periods ranging from 10 to 40 years, corresponding with the benefits expected to be derived from the acquisitions. The weighted-average life of goodwill is approximately 38 years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from 5 to 16 years for investment management contracts and 3 to 7 years for employee contracts. The weighted-average life of other intangible assets approximates 13 years. The propriety of the carrying value of goodwill and other intangible assets is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix's business.

         INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries represents investments in operating entities in which Phoenix owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix owns less than 20% if Phoenix exercises significant influence over the operating and financial policies of the company. Phoenix utilizes the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated subsidiaries also includes, where applicable, Phoenix's investments in senior securities of these entities.

         SEPARATE ACCOUNTS

         Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

         POLICY LIABILITIES AND ACCRUALS

         Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00%. Liabilities for universal life include deposits received from

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         customers and investment earnings on their fund balances which range from 4.00% to 7.15%, less administrative and mortality charges.

         Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

         PREMIUM AND FEE REVENUE AND RELATED EXPENSES

         Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

         INVESTMENT MANAGEMENT FEES

         Investment management fees and mutual fund ancillary fees included in insurance and investment product fees in the accompanying Consolidated Statement of Income, Comprehensive Income and Equity, are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment. Mutual fund ancillary fees consist of dealer concessions, distribution fees, administrative fees, shareholder services agent fees, and accounting fees. Dealer concessions and underwriting fees earned (net of related expenses) from the distribution and sale of affiliated mutual fund shares and other securities are recorded on a trade date basis.

         REINSURANCE

         Phoenix utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

         Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         POLICYHOLDER DIVIDENDS

         Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholder dividends to be paid is determined annually by Phoenix's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

         INCOME TAXES

         Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2000 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of

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         these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

         Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

         As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholder surplus. Phoenix estimates the differential earnings rate
         (DER) each year using available information including industry surveys. The IRS subsequently determines the DER applicable to the mutual companies and Phoenix adjusts its estimates accordingly. The impact of the difference between estimated and actual DER is reflected in the income tax provision in the year the IRS determination is made.

         STOCK-BASED COMPENSATION

         SFAS No. 123, "Accounting for Stock-Based Compensation," encourages, but does not require, companies to record compensation cost for stock-based employee compensation plans at fair value. Phoenix's majority owned, consolidated subsidiary, Phoenix Investment Partners
         (PXP), a publicly held investment management company, has chosen to continue to account for stock-based compensation using the intrinsic method prescribed in Accounting Principles Board (APB) Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Accordingly, compensation cost for stock options and restricted stock under existing plans is measured as the excess, if any, of the quoted market price of PXP's stock at the date of the grant over the amount an employee must pay to acquire the stock. (See Note 19
         - "Stock Purchase and Award Plans.")

         RECENT ACCOUNTING PRONOUNCEMENTS

         In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. SFAS 133." This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings. If the derivative is a hedge, depending on the nature of the hedge, changes in fair value of the derivatives will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings.

         Phoenix adopted SFAS No. 133 and SFAS No. 138 effective January 1, 2001. Phoenix reviewed its inventory of financial instruments, including insurance and annuity contracts and "hybrid" investments, for potential embedded derivatives. Phoenix also reviewed its portfolio of free-standing derivatives, which includes interest rate swap, cap and floor contracts, and foreign currency swap agreements. The effect of adoption of SFAS No. 133 did not have a material impact on its Consolidated Balance Sheet and Consolidated Statement of Income, Comprehensive Income and Equity.

         On January 1, 2001, in accordance with the transition provisions of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix also recorded an offsetting net-of-tax cumulative-effect-type of adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix also recorded a net-of-tax cumulative-effect-type of adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

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         For derivative instruments, which were not designated as hedges upon implementation of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not adjusted. There were no gains or losses on derivatives that had been previously deferred that required de-recognition from the balance sheet.

         On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material effect on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expensed as incurred. The adoption of SOP 98-5 did not have a material effect on Phoenix's results from operations or financial position.

3.       SIGNIFICANT TRANSACTIONS

         REORGANIZATION

         On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department (the Insurance Department) a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's Board of Directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the Insurance Department.

         PHOENIX INVESTMENT PARTNERS, LTD.

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. See Note 23 - "Subsequent Events."

         In September 2000, PXP, in accordance with the original terms of Roger Engemann & Associates, Inc.'s (REA) Purchase and Sale Agreement, paid REA an additional purchase price of $50.0 million, based upon growth in REA's management fee revenues. This additional purchase price was financed through borrowings from an existing credit facility and is included as a component of goodwill and other intangible assets in the Consolidated Balance Sheet.

         On March 1, 1999, PXP acquired the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, PXP paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The excess of purchase price over the fair value of acquired net tangible assets of Zweig totaled $136.1 million. Of this excess purchase price, $77.2 million has been allocated to intangible assets, primarily associated with investment management contracts, which are being amortized using a straight-line basis over an average estimated useful life of approximately 12 years. The remaining excess purchase price of $58.9 million has been classified as goodwill and is being amortized over 40 years using a straight-line basis. The Zweig Group managed approximately $2.6 billion of assets as of December 31, 2000.

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         On December 3, 1998, PXP completed the sale of its 49% interest in
         Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. PXP received $37.0 million in cash and a $10.0 million three-year interest-bearing note. The transaction resulted in a pre-tax gain of approximately $17.5 million.

         DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments: the Reinsurance Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial effect of these transactions are contained in
         Note 13 - "Discontinued Operations."

         PROPERTY AND CASUALTY DISTRIBUTION OPERATIONS

         On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also acquired two seats on HRH's board of directors. The pre-tax gain realized on the sale was $40.1 million.

         The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

         The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

         The market value of Phoenix's investments in HRH, based on the closing market price, was $64.2 million and $90.6 million as of December 31, 1999 and 2000, respectively.

         PFG HOLDINGS, INC.

         On October 29, 1999, PM Holdings, a wholly owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value to 80% of the appraised value of the common stock at that time. As of December 31, 2000, this option had not been executed. Since Phoenix officers hold board voting control, the entity has been consolidated and a minority interest has been established for outside shareholders' interests. The transaction resulted in goodwill of $3.8 million to be amortized over ten years.

         PFG Holdings has three operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

         AGL Life Assurance Company must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

         EMPRENDIMIENTO COMPARTIDO, S.A. (EMCO)

         At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete. Payment for the stock will be made in

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to annual interest of 7.06%. The covenant was paid at the time of closing.

         In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

         On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

         After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

         PHOENIX NEW ENGLAND TRUST HOLDING COMPANY

         On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust Company, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank, fsb, and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

         On September 29, 2000, Phoenix New England Trust Holding Company sold its New Hampshire trust and agency operations, consisting of Charter Holding Corp. (Charter Holding) and Phoenix New England Trust Company for $9.1 million in cash to a partnership consisting of Lake Sunapee Bank, Meredith Village Savings Bank and Savings Bank of Walpole (Partner Banks). Each of the Partner Banks was a minority shareholder in Charter Holding prior to the sale. The pre-tax gain realized on this sale was $0.1 million.

         LOMBARD INTERNATIONAL ASSURANCE, S.A.

         On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A. (Lombard), a pan-European life insurer based in Luxembourg, for $29.1 million in cash. Lombard provides unit-linked life assurance products designed exclusively for high net worth investors in ten European countries. This investment is carried at fair value, for which cost is a reasonable estimate, and is classified as equity securities in the Consolidated Balance Sheet.

         ABERDEEN ASSET MANAGEMENT PLC

         On February 18, 1999, PM Holdings purchased an additional 15,050,000 shares of the common stock of Aberdeen Asset Management PLC (Aberdeen), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares as of December 31, 1999 and 2000, respectively.

         On April 15, 1996, Phoenix purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

         The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 20% of the outstanding Aberdeen common stock, 26% on a diluted basis.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The market value of Phoenix's investments in Aberdeen, based on the closing market price, was $209.5 million and $455.8 million as of December 31, 1999 and 2000, respectively.

         DIVIDEND SCALE REDUCTION

         In November 2000, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000. In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

         REAL ESTATE SALES

         On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309.0 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 2000, Phoenix had two commercial real estate properties remaining with a carrying value of $23.0 million and five joint venture real estate partnerships with a carrying value of $54.9 million, and these investments are reported as real estate on the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.       INVESTMENTS

         Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:


         DEBT AND EQUITY SECURITIES

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        30.6  $          .3  $         (.9) $        30.0
         Foreign government bonds                                   2.4                           (.7)           1.7
         Corporate securities                                   1,781.2           48.0          (39.0)       1,790.2
         Mortgage-backed and asset-backed securities              295.4           15.3           (3.8)         307.0
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,109.6           63.6          (44.4)       2,128.9
                                                          -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         262.5           13.8            (.3)         276.0
         State and political subdivision bonds                    459.9           16.9           (1.9)         474.9
         Foreign government bonds                                 246.0           26.7           (5.8)         266.9
         Corporate securities                                   2,222.1           37.7          (83.1)       2,176.7
         Mortgage-backed and asset-backed securities            2,830.5           63.5          (25.2)       2,868.8
                                                          -------------  -------------  -------------  -------------

            Total available-for-sale securities                 6,021.0          158.6         (116.3)       6,063.3
            Less: available-for-sale securities of
            discontinued operations                               114.3                                        114.3
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities of
           continuing operations                                5,906.7          158.6         (116.3)       5,949.0
                                                          -------------  -------------  -------------  -------------

           Total debt securities of continuing
           operations                                     $     8,016.3  $       222.2  $      (160.7) $     8,077.9
                                                          =============  =============  =============  =============

         Equity securities                                $       297.3  $        77.9  $       (39.7) $       335.5
                                                          =============  =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        27.6  $          .4  $        (1.0) $        27.0
         Foreign government bonds                                   3.0                           (.8)           2.2
         Corporate securities                                   1,744.2           12.9          (92.9)       1,664.2
         Mortgage-backed and asset-backed securities              285.4            1.4          (19.2)         267.6
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,060.2           14.7         (113.9)       1,961.0
           Less: held-to-maturity securities of
             discontinued operations                              102.0             .7           (5.8)          96.9
                                                          -------------  -------------  -------------  -------------
           Total held-to-maturity securities of                 1,958.2           14.0         (108.1)       1,864.1
             continuing operations                        -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         283.7            1.9           (6.5)         279.1
         State and political subdivision bonds                    495.9            4.8          (21.8)         478.9
         Foreign government bonds                                 273.9           23.7           (4.0)         293.6
         Corporate securities                                   2,353.2           18.6         (102.8)       2,269.0
         Mortgage-backed and asset-backed securities            2,977.1           17.9         (103.2)       2,891.8
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities                  6,383.8           66.9         (238.3)       6,212.4
           Less: available-for-sale securities of
             discontinued operations                              725.1            7.6          (27.1)         705.6
                                                          -------------  -------------  -------------  -------------
           Total available-for-sale securities of
             continuing operations                              5,658.7           59.3         (211.2)       5,506.8
                                                          -------------  -------------  -------------  -------------
           Total debt securities of continuing operations $     7,616.9  $        73.3  $      (319.3) $     7,370.9
                                                          =============  =============  =============  =============

         Equity securities                                $       295.2  $       168.1  $       (24.2) $       439.1
           Less: equity securities of discontinued
             operations                                             1.9                                          1.9
                                                          -------------  -------------  -------------  -------------

           Total equity securities of continuing          $       293.3  $       168.1  $       (24.2) $       437.2
             operations                                   =============  =============  =============  =============

         The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $19.6 million, $3.9 million and $3.9 million, for the years ended December 31, 1998, 1999 and 2000, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized losses were $0.8 million, $0.2 million and $3.9 million in 1998, 1999 and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                                HELD-TO-MATURITY             AVAILABLE-FOR-SALE
                                                          ----------------------------  ----------------------------
                                                            AMORITIZED       FAIR        AMORITIZED        FAIR
                                                               COST          VALUE          COST           VALUE
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         Due in one year or less                          $       118.1  $       118.3  $       118.3  $       118.6
         Due after one year through five years                    517.2          519.8          514.7          516.9
         Due after five years through ten years                   649.7          658.1          993.5          982.0
         Due after ten years                                      529.2          525.7        1,564.0        1,577.0
         Mortgage-backed and asset-backed securities              295.4          307.0        2,830.5        2,868.8
                                                          -------------  -------------  -------------  -------------

         Total                                            $     2,109.6  $     2,128.9  $     6,021.0  $     6,063.3
         Less: securities of discontinued operations                                            114.3          114.3
                                                          -------------  -------------  -------------  -------------
         Total securities of continuing operations        $     2,109.6  $     2,128.9  $     5,906.7  $     5,949.0
                                                          =============  =============  =============  =============

         Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                 DECEMBER 31,
                                                                         ----------------------------
                                                                              1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)

         Planned amortization class                                      $       168.0  $       117.4
         Asset-backed                                                            956.9          917.0
         Mezzanine                                                               194.9          166.5
         Commercial                                                              735.2          846.6
         Sequential pay                                                        1,039.0        1,051.4
         Pass through                                                             77.2           60.8
         Other                                                                     6.0            4.5
                                                                         -------------  -------------
         Total mortgage-backed and asset-backed securities               $     3,177.2  $     3,164.2
                                                                         =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORTGAGE LOANS AND REAL ESTATE

         Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

         Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS                REAL ESTATE
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                          ----------------------------  ----------------------------
                                                              1999            2000           1999           2000
                                                          -------------  -------------  -------------  -------------
                                                                              (IN MILLIONS)
         Property type:
         Office buildings                                 $       183.9  $       171.3  $        30.5  $        34.4
         Retail                                                   208.6          183.5           14.1            6.9
         Apartment buildings                                      252.9          180.7           41.7           45.9
         Industrial buildings                                      82.7           64.8
         Other                                                      3.0            2.2            8.9
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============
         Geographic region:
         Northeast                                        $       149.3  $       124.5  $        59.6  $        49.8
         Southeast                                                198.6          147.6
         North central                                            164.1          147.4             .7             .5
         South central                                            105.1          103.7           21.2           22.3
         West                                                     114.0           79.3           13.7           14.6
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============

         At December 31, 2000, scheduled mortgage loan maturities were as follows: 2001 - $69.8 million; 2002 - $31.2 million; 2003 - $87.1 million; 2004 - $37.1 million; 2005 - $32.9 million; 2006 - $96.6 million, and $248.0 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $0.0 million of its mortgage loans during 1999 and 2000, respectively, based on terms which differed from those granted to new borrowers.

         The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 2000 is $6.0 million and $11.4 million, respectively. There are valuation allowances of $5.4 million and $9.0 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         INVESTMENT VALUATION ALLOWANCES

         Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                                           BALANCE AT                                   BALANCE AT
                                                           JANUARY 1,      ADDITIONS     DEDUCTIONS     DECEMBER 31,
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         2000
         Mortgage loans                                   $        14.3  $         1.8  $        (7.0) $         9.1
         Real estate                                                3.2            6.1                           9.3
                                                          -------------  -------------  -------------  -------------

         Total                                            $        17.5  $         7.9  $        (7.0) $        18.4
                                                          =============  =============  =============  =============


         1999
         Mortgage loans                                   $        30.6  $         9.7  $       (26.0) $        14.3
         Real estate                                                6.4             .2           (3.4)           3.2
                                                          -------------  -------------  -------------  -------------

         Total                                            $        37.0  $         9.9  $       (29.4) $        17.5
                                                          =============  =============  =============  =============


         1998
         Mortgage loans                                   $        35.8  $        50.6  $       (55.8) $        30.6
         Real estate                                               28.5            5.1          (27.2)           6.4
                                                          -------------  -------------  -------------  -------------

         Total                                            $        64.3  $        55.7  $       (83.0) $        37.0
                                                          =============  =============  =============  =============

         NON-INCOME PRODUCING MORTGAGE LOANS AND DEBT SECURITIES

         The net carrying values of non-income producing mortgage loans were $0.0 million and $6.0 million at December 31, 1999 and 2000, respectively. There were no non-income producing debt securities at December 31, 1999 and 2000.

         VENTURE CAPITAL PARTNERSHIPS

         Phoenix invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

         Phoenix records its equity in the earnings of these partnerships in net investment income.

         The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                             1998           1999           2000
                                                                         ------------   -------------  -------------
                                                                                        (IN MILLIONS)
         Operating losses                                                $        (2.7) $        (8.9) $        (7.7)
         Realized gains on cash and stock distributions                           23.3           84.7          223.3
         Net unrealized gains on investments held in the
           partnerships                                                           19.0           64.1           61.7
                                                                         -------------  -------------  -------------

         Total venture capital partnership net investment                $        39.6  $       139.9  $       277.3
           income                                                        =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         OTHER INVESTED ASSETS

         Other invested assets were as follows:

                                                                                  DECEMBER 31,
                                                                         ----------------------------
                                                                               1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)
         Transportation and equipment leases                             $        82.1  $        83.2
         Affordable housing partnerships                                          22.2           29.1
         Investment in other affiliates                                           12.4            7.5
         Seed money in separate accounts                                          33.3           41.2
         Mezzanine partnerships                                                   17.5           30.4
         Other partnership interests                                              24.5           44.3
                                                                         -------------  -------------

         Total other invested assets                                             192.0          235.7
         Less: other invested assets of discontinued operations                    4.0
                                                                         -------------  -------------
         Total other invested assets of continuing operations            $       188.0  $       235.7
                                                                         =============  =============


         NET INVESTMENT INCOME

         The components of net investment income for the year ended December 31, were as follows:


                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
         Debt securities                                        $       596.3      $       637.4       $      622.2
         Equity securities                                                6.5                7.9               13.3
         Mortgage loans                                                  83.1               66.3               54.6
         Policy loans                                                   146.5              149.0              157.4
         Real estate                                                     38.3                9.7                9.2
         Venture capital partnerships                                    39.6              139.9              277.3
         Other invested assets                                            4.8                 .7                1.2
         Short-term investments                                          23.8               22.6               27.5
                                                                -------------      -------------       -------------

         Sub-total                                                      938.9            1,033.5            1,162.7
         Less: investment expenses                                       14.0               13.0               14.3
                                                                -------------      -------------       -------------

         Net investment income                                          924.9            1,020.5            1,148.4
         Less: net investment income of discontinued
           operations                                                    65.3               67.4               21.0
                                                                -------------      -------------       -------------
         Total net investment income of continuing              $       859.6      $       953.1       $    1,127.4
           operations                                           =============      =============       =============

         Investment income of $4.5 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2000. Phoenix does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See Note 2 - "Summary of Significant Accounting Policies - Valuation of Investments" for further information on mortgage loan and debt security impairment.

         The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $34.9 million at December 31, 1999 and 2000, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         $4.9 million, $4.1 million and $3.9 million in 1998, 1999 and 2000, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.5 million and $3.1 million in 1998, 1999 and 2000, respectively.

         INVESTMENT GAINS AND LOSSES

         Net unrealized investment gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
          Debt securities                                       $        (7.0)     $      (428.5)      $       213.8

          Equity securities                                             (91.9)              63.2              (105.7)
          DAC                                                             6.7              260.3              (117.2)
          Deferred income tax benefits                                  (32.3)             (36.7)               (3.2)
                                                                -------------      -------------       -------------

          Net unrealized investment losses
            on securities available-for-sale                    $       (59.9)     $       (68.3)      $        (5.9)
                                                                =============      =============       =============

         Net realized investment gains and losses for the year ended December 31, were as follows:

                                                                            1998           1999            2000
                                                                        -------------  -------------   -------------
                                                                                       (IN MILLIONS)
          Debt securities                                              $        (4.3) $       (20.4)   $       (54.2)
          Equity securities                                                     11.9           16.6            146.8
          Mortgage loans                                                        (6.9)          18.5              3.0
          Real estate                                                           67.5            2.9             (4.3)
          Sale of property and casualty distribution subsidiary                                40.1              (.8)
          Other invested assets                                                 (4.6)          18.5             (1.1)
                                                                       -------------  -------------    -------------

          Net realized investment gains                                         63.6           76.2             89.4
          Less: net realized investment gains  from discontinued
            operations                                                           5.4             .4               .2
                                                                       -------------  -------------    -------------
          Net realized investment gains from continuing operations     $        58.2  $        75.8    $        89.2
                                                                       =============  =============    =============

         The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                                            1998            1999            2000
                                                                       -------------  -------------    -------------
                                                                                       (IN MILLIONS)

          Proceeds from disposals                                      $      912.7     $   1,106.9    $       898.5
          Gross realized gains on sales                                $       17.4     $      21.8    $         8.7
          Gross realized losses on sales                               $       33.6     $      39.1    $        53.2

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.       GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill and other intangible assets were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          PXP gross amounts:
            Goodwill                                                       $           384.6     $          425.7
            Investment management contracts                                            236.0                244.0
            Non-compete covenant                                                         5.0                  5.0
            Other                                                                       10.9                  4.5
                                                                           -----------------     ----------------
          Totals                                                                       636.5                679.2
                                                                           -----------------     ----------------

          Other gross amounts:
            Goodwill                                                                    32.6                 25.2
            Intangible asset related to pension plan benefits                           11.7                  8.3
            Other                                                                        1.2                  1.0
                                                                           -----------------     ----------------
          Totals                                                                        45.5                 34.5
                                                                           -----------------     ----------------

          Total gross goodwill and other intangible assets                             682.0                713.7

          Accumulated amortization - PXP                                               (79.9)              (112.4)
          Accumulated amortization - other                                              (8.8)                (5.4)
                                                                           -----------------     ----------------

          Total goodwill and other intangible assets, net                  $           593.3     $          595.9
                                                                           =================     ================

         In 2000, Phoenix wrote off $1.9 million of goodwill associated with its acquisition of PractiCare, Inc. in 1997. In 1999, Phoenix wrote off
         $2.6 million of goodwill associated with its acquisition of Phoenix
         National Life Insurance Company in 1998 and $2.0 million associated with an acquisition of Phoenix New England Trust in 1999.


6.       INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          EMCO common stock                                                $            13.4     $           14.8
          Aberdeen common stock                                                         61.6                 58.7
          Aberdeen 7% convertible subordinated notes                                    37.5                 37.5
          HRH common stock                                                              16.2                 16.9
          HRH 5.25% convertible subordinated notes                                      32.0                 32.0
                                                                           -----------------     ----------------
          Total investments in unconsolidated subsidiaries                 $           160.7     $          159.9
                                                                           =================     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of equity in earnings of and interest earned from investments in unconsolidated subsidiaries for the year ended December 31, were as follows:


                                                                      1998               1999              2000
                                                                ----------------   ---------------   ---------------
                                                                                    (IN MILLIONS)
         EMCO common stock                                      $           (1.4)   $          1.1   $           1.4
         Aberdeen common stock                                               1.2               2.9               7.0
         Aberdeen 7% convertible subordinated notes                          2.6               2.6               2.6
         HRH common stock                                                                       .7               1.2
         HRH 5.25% convertible subordinated notes                                              1.1               1.7
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest                            2.4               8.4              13.9
           earned from investments in unconsolidated
           subsidiaries before income taxes
         Income taxes                                                         .8               2.9               4.9
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest               $            1.6   $           5.5    $          9.0
           earned from investments in unconsolidated            ================   ===============   ===============
           subsidiaries

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       DERIVATIVE INSTRUMENTS

         Derivative instruments as of December 31, are summarized below:

                                                                        1999                         2000
                                                               --------------------     -----------------------
                                                                              (IN MILLIONS)
         ASSET HEDGES
         Foreign currency swaps:
           Notional amount                                     $              8.1     $            24.3
           Weighted average received rate                                  12.04%                12.11%
           Weighted average paid rate                                      10.00%                10.61%
           Fair value                                          $               .2     $             2.0

         Interest rate swaps:
           Notional amount                                     $             43.0     $            43.0
           Weighted average received rate                                   7.51%                 7.51%
           Weighted average paid rate                                       6.14%                 6.78%
           Fair value                                          $               .4     $             1.9

         LIABILITY HEDGES
         Swaptions:
           Notional amount                                     $          1,600.0     $
           Weighted average strike rate                                     5.02%
           Index rate (1)                                              10 Yr. CMS
           Fair value                                          $            (8.2)     $

         Interest rate floors:
           Notional amount                                     $          1,210.0     $           110.0
           Weighted average strike rate                                     4.57%                 4.79%
           Index rate (1)                                        2-10 Yr. CMT/CMS       2-5 Yr. CMT/CMS
           Fair value                                          $            (7.5)     $            (.1)

          Interest rate swaps:
            Notional amount                                    $            431.0     $           410.0
            Weighted average received rate                                  6.22%                 6.66%
            Weighted average paid rate                                      6.09%                 6.50%
            Fair value                                         $              1.1     $             6.1

          Interest rate caps:
            Notional amount                                    $             50.0     $            50.0
            Weighted average strike rate                                    7.95%                 7.95%
            Index rate (1)                                             10 Yr. CMT            10 Yr. CMT
            Fair value                                         $               .8     $

         (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

         The increase in net investment income related to interest rate swap contracts was $2.1 million, $1.0 million and $1.4 million for the years ended December 31, 1998, 1999 and 2000, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $0.2 million, $2.3 million and $2.3 million for the years ended December 31, 1998, 1999 and 2000, respectively, representing quarterly premium payments on these instruments which are

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

         Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

         Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

8.       NOTES PAYABLE

                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                        1999                          2000
                                                               -----------------------      ------------------------
                                                                                 (IN MILLIONS)
         Short-term debt                                       $                  21.6      $                    .3
         Bank borrowings, blended rate 6.9% due in varying
           amounts to 2004                                                       260.3                        230.0
         Notes payable                                                             1.1
         Subordinated debentures, 6% due 2015                                     41.4                         20.1
         Surplus notes, 6.95%, due 2006                                          175.0                        175.0
                                                               -----------------------      -----------------------

         Total notes payable                                   $                 499.4      $                 425.4
                                                               =======================      =======================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Phoenix has several lines of credits established with major commercial banks. The first facility has a $100.0 million line of credit maturing October 3, 2001. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk-based capital ratio, and that it not exceed a maximum leverage ratio. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The second facility has a $100.0 million line that matures November 1, 2001. Loans under this facility may be made available to Phoenix or PM Holdings with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Domestic dollar drawdowns may also be executed at various maturities that bear interest at the bank's certificate of deposit rate plus 0.285%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk based capital ratio and a minimum capital to asset ratio, as well as other ratios, including debt to capital, non-investment-grade assets to total assets, and real estate assets to net invested assets. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000 with the exception of the ratio of non-investment grade assets to total assets. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement. There were no penalties or liabilities as a result of the covenant violation.

         The third facility has a (pound)20.0 million line that matures on July 11, 2001. Loans under this facility bear interest at Sterling LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement, and in January 2001, terminated this agreement.

         The fourth facility is a $200.0 million syndicated line maturing in August 2002 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. PXP may select from the Certificate of Deposit (CD), Eurodollar, or the Base Lending rate, plus an applicable margin in the case of Eurodollar and CD rate loans. The credit agreement contains customary financial and operating covenants including, among other provisions, requirements that the company maintain certain financial ratios and satisfy certain financial tests, restrictions on the ability to incur indebtedness and limitations on the amount of PXP's capital expenditures. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. As of December 31, 2000, PXP had $190.0 million outstanding under this agreement.

         The fifth facility is a $175.0 million line maturing in March 2004 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. Domestic dollar loans bear interest at the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at rates equal to LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. Phoenix was in compliance with all financial and operating covenants related to this facility as of December 31, 2000. As of December 31, 2000 PXP had $40.0 million outstanding under this agreement.

         In November 1996, Phoenix issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the Superintendent), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix. As of December 31, 2000, Phoenix had $175.0 million in surplus notes outstanding.

         As of December 31, 2000 Phoenix had outstanding $20.1 million principal amount of 6% convertible subordinated debentures due 2015, issued by PXP and held by outside third parties. PXP issued these debentures in April 1998 in exchange for all outstanding shares of its Series A convertible exchangeable preferred stock. Each $25.00 principal amount of these debentures is convertible into 3.11 shares of PXP common stock at any time upon the holder's election and the debentures may be redeemed by PXP, in whole or in part at any time upon 15 days' notice beginning November 1, 2000.

         Additionally, Phoenix has access to several other, smaller credit lines. The total unused credit was $377.5 million at December 31, 2000. Phoenix was in compliance with all financial and operating covenants related to the debt agreements as of December 31, 2000, with the exception of the ratio of non-investment grade assets to total assets covenant in the Phoenix facility that matures on November 1, 2001.

         Maturities of other indebtedness are as follows: 2001 - $0.3 million; 2002 - $190.0 million; 2003 - $0.0 million; 2004 - $40.0 million; 2005
         - $0.0 million; 2006 and thereafter - $195.1 million.

         Interest expense was $29.8 million, $34.0 million and $32.7 million for the years ended December 31, 1998, 1999 and 2000, respectively.

9.       INCOME TAXES

         A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1998                   1999                  2000
                                                 -------------------   -------------------   -------------------
                                                                          (IN MILLIONS)
         Income taxes
           Current                               $              49.6   $             114.0   $             122.4
           Deferred                                              6.4                 (15.0)                (67.0)
                                                 -------------------   -------------------   -------------------

         Total                                   $              56.0   $              99.0   $              55.4
                                                 ===================   ===================   ===================

         The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                        1998                   1999                   2000
                                                 --------------------   --------------------   --------------------
                                                  (IN MILLIONS)    %     (IN MILLIONS)    %     (IN MILLIONS)    %
                                                 --------------  ----   --------------  ----   --------------  ----
         Income tax expense at statutory         $         54.9   35%             93.1   35%            54.4    35%
           rate

         Dividend received deduction and
           tax-exempt interest                             (3.3) (2)%             (3.0) (1)%            (6.7)  (4)%
         Other, net                                         4.4    3%             (2.7) (1)%            (2.6)  (2)%
                                                 --------------  ----   --------------  ----   --------------  ----
                                                           56.0   36%             87.4   33%             45.1   29%

         Differential earnings
           (equity tax)                                                           11.6    4%             10.3    7%
                                                 --------------  ----   --------------  ----   --------------  ----


         Income taxes                            $         56.0   36%   $         99.0   37%   $         55.4   36%
                                                 --------------  ----   --------------  ----   --------------  ----

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The net deferred income tax liability represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                        -----------------------------------------
                                                                              1999                    2000
                                                                        ------------------      -----------------
                                                                                     (IN MILLIONS)
         DAC                                                            $            287.0     $            217.9
         Unearned premium/deferred revenue                                          (139.4)                (139.0)
         Impairment reserves                                                         (15.6)                 (16.8)
         Pension and other postretirement benefits                                   (68.9)                 (65.1)
         Investments                                                                 177.2                  177.0
         Future policyholder benefits                                               (181.2)                (186.4)
         Other                                                                         3.1                    8.3
                                                                        ------------------      -----------------
                                                                                      62.2                   (4.1)
         Net unrealized investment gains                                              23.6                   11.9
         Minimum pension liability                                                    (4.1)                  (3.3)
         Equity in earnings of unconsolidated subsidiaries                             1.6                    4.9
                                                                        ------------------      -----------------

         Deferred income tax liability, net                             $             83.3      $             9.4
                                                                        ==================      =================

         Gross deferred income tax assets totaled $409.2 million and $410.6 million at December 31, 1999 and 2000, respectively. Gross deferred income tax liabilities totaled $492.5 million and $420.0 million at December 31, 1999 and 2000, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 2000 will be realized.

10.      PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

         PENSION PLANS

         Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Components of net periodic pension cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           (income) Service cost                                 $         11.7   $        12.7   $          9.7
           Interest cost                                                   23.8            25.7             28.6
           Curtailments                                                                    21.6               .5
           Expected return on plan assets                                 (25.9)          (29.4)           (34.5)
           Amortization of net transition asset                            (2.5)           (2.5)            (2.5)
           Amortization of prior service cost                               1.8             1.8              1.3
           Amortization of net gain                                        (1.3)           (2.9)            (7.6)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost (income)                    $          7.6   $        27.0   $         (4.5)
                                                                 ==============   =============   ==============

         In 1999 and 2000, Phoenix offered special retirement programs under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 374 eligible employees, 177 accepted the special retirement programs. As a result of the special retirement programs, Phoenix recorded additional pension expense of $21.6 million and $3.3 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a pension credit (income) of $2.8 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

         The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
         Change in projected benefit obligation
           Projected benefit obligation at beginning of year            $            367.3      $           397.9
           Service cost                                                               12.7                    9.7
           Interest cost                                                              25.7                   28.6
           Plan amendments                                                            23.9                    3.5
           Curtailments                                                               (6.4)                  (8.1)
           Actuarial loss                                                             (5.3)                    .4
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Projected benefit obligation at end of year                  $            397.9      $           407.9
                                                                        ==================      =================

         Change in plan assets
           Fair value of plan assets at beginning of year               $            377.2      $           442.8
           Actual return on plan assets                                               81.7                   21.6
           Employer contributions                                                      3.9                    4.5
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Fair value of plan assets at end of year                     $            442.8      $           444.8
                                                                        ==================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
           Funded status of the plan                                    $             44.9      $            36.9
           Unrecognized net transition asset                                         (12.3)                  (9.9)
           Unrecognized prior service cost                                            11.8                    8.3
           Unrecognized net gain                                                    (135.5)                (117.4)
                                                                        ------------------      -----------------
           Net amount recognized                                        $            (91.1)     $           (82.1)
                                                                        ==================      =================

         Amounts recognized in the Consolidated Balance
           Sheet consist of:
           Accrued benefit liability                                    $           (114.7)     $           (99.8)
           Intangible asset                                                           11.7                    8.3
           Accumulated other comprehensive income                                     11.9                    9.4
                                                                        ------------------      -----------------
           Amounts recognized in the Consolidated Balance               $            (91.1)     $           (82.1)
              Sheet                                                     ==================      =================

         At December 31, 1999 and 2000, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $73.6 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 2000 related to this plan were $60.1 million and $61.7 million, respectively, and are included in other liabilities on the Consolidated Balance Sheet.

         Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.1 million, net of income taxes, at December 31, 1999 and 2000, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $8.3 million as of December 31, 1999 and 2000 related to the non-qualified plan.

         The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% for 1999 and 2000. The discount rate assumption for 2000 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% for 1999 and 2000. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 2000.

         The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

         Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1999 and 2000 were $4.1 million, $4.0 million and $3.8 million, respectively.

         OTHER POSTRETIREMENT BENEFIT PLANS

         In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

         Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

         The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           Service cost                                          $          3.4   $         3.4   $          2.2
           Interest cost                                                    4.6             4.6              4.3
           Curtailments                                                                     5.4             (1.7)
           Amortization of net gain                                        (1.2)           (1.5)            (2.2)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost                             $          6.8   $        11.9   $          2.6
                                                                 ==============   =============   ==============

         As a result of the special retirement programs, Phoenix recorded an additional postretirement benefit expense (pre-tax) of $5.5 million and $1.1 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a postretirement credit (income) of $2.9 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:


                                                                                            DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      1999              2000
                                                                                 ---------------   ---------------
                                                                                          (IN MILLIONS)
         Change in projected postretirement benefit obligation
           Projected benefit obligation at beginning of year                     $          71.1   $          71.4
           Service cost                                                                      3.4               2.2
           Interest cost                                                                     4.6               4.3
           Plan amendments                                                                   5.8               1.3
           Curtailments                                                                      (.3)             (3.1)
           Actuarial gain                                                                   (8.7)             (9.6)
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Projected benefit obligation at end of year                                      71.4              62.6
                                                                                 ---------------   ---------------

         Change in plan assets
           Employer contributions                                                            4.5               3.9
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Fair value of plan assets at end of year
                                                                                 ---------------   ---------------

         Funded status of the plan                                                         (71.4)            (62.6)
         Unrecognized net gain                                                             (33.6)            (41.0)
                                                                                 ---------------   ---------------
           Accrued benefit liability                                             $        (105.0)  $        (103.6)
                                                                                 ===============   ===============

         The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1999 and 2000.

         For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 6.5% in 1999 and 2000, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

         The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.8 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.5 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

         OTHER POSTEMPLOYMENT BENEFITS

         Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were ($0.5) million for 1998, $0.5 million for 1999, and ($0.7) million for 2000.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      COMPREHENSIVE INCOME

         The components of, and related income tax effects for, other comprehensive income for the year ended December 31, were as follows:


                                                                     1998              1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Unrealized (losses) gains on securities available-
           for-sale:
         Before-tax amount                                      $         (72.3)  $        (102.8)  $          81.5
         Income tax (benefit) expense                                     (25.4)            (36.0)             28.5
                                                                ---------------   ---------------   ---------------
         Totals                                                           (46.9)            (66.8)             53.0
                                                                ---------------   ---------------   ---------------

         Reclassification adjustment for net gains realized
           in net income:
         Before-tax amount                                                (20.0)             (2.2)            (90.6)
         Income tax benefit                                                (7.0)              (.7)            (31.7)
                                                                ---------------   ---------------   ---------------
         Totals                                                           (13.0)             (1.5)            (58.9)
                                                                ---------------   ---------------   ---------------

         Net unrealized losses on securities available-
           for-sale:
         Before-tax amount                                                (92.3)           (105.0)             (9.1)
         Income tax benefit                                               (32.4)            (36.7)             (3.2)
                                                                ---------------   ---------------   ---------------
         Totals                                                 $         (59.9)  $         (68.3)  $          (5.9)
                                                                ===============   ===============   ===============

         Minimum pension liability adjustment:
         Before-tax amount                                      $          (2.3)  $          (2.3)  $           2.4
         Income tax (benefit) expense                                       (.8)              (.8)               .8
                                                                ---------------   ---------------   ---------------
         Totals                                                 $          (1.5)  $          (1.5)  $           1.6
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following table summarizes accumulated other comprehensive income for the year ended December 31:

                                                                      1998              1999             2000
                                                                ---------------   ---------------   --------------
                                                                                   (IN MILLIONS)
         Net unrealized gains (losses) on securities
         available-for-sale:
         Balance, beginning of year                             $         160.4   $         100.5   $         32.2
         Change during period                                             (59.9)            (68.3)            (5.9)
                                                                ---------------   ---------------   --------------
         Balance, end of year                                             100.5              32.2             26.3
                                                                ---------------   ---------------   --------------

         Minimum pension liability adjustment:
         Balance, beginning of year                                        (4.7)             (6.2)            (7.7)
         Change during period                                              (1.5)             (1.5)             1.6
                                                                ---------------   ---------------   --------------
         Balance, end of year                                              (6.2)             (7.7)            (6.1)
                                                                ---------------   ---------------   --------------

         Accumulated other comprehensive income:
         Balance, beginning of year                                       155.7              94.3             24.5
         Change during period                                             (61.4)            (69.8)            (4.3)
                                                                ---------------   ---------------   --------------
         Balance, end of year                                   $          94.3   $          24.5   $         20.2
                                                                ===============   ===============   ==============

12.      SEGMENT INFORMATION

         Phoenix offers a wide range of financial products and services. These businesses are managed within four reportable segments: (i) Life and Annuity, (ii) Investment Management, (iii) Venture Capital, and (iv) Corporate and Other. These reportable segments are managed in this fashion because they either provide different products or services, are subject to different regulation, require different strategies or have different distribution systems.

         The Life and Annuity segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

         The Investment Management segment includes retail and institutional investment management and distribution including mutual funds, managed accounts, open-end funds and closed-end funds.

         The Venture Capital segment includes Phoenix's equity share in the operating income and the realized and unrealized investment gains of Phoenix's venture capital partnership investments.

         Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131 "Disclosure about Segments of an Enterprise and Related Information." They include international operations and the run-off of Phoenix's group pension and guaranteed investment contract businesses.

         The majority of Phoenix's revenue is derived in the United States of America. Revenue derived from outside the United States of America is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

         The accounting policies of the segments are the same as those described in Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates segment performance on the basis of segment after-tax operating income. Realized investment gains and some non-recurring items are excluded because management does not consider them when evaluating the financial performance of the segments. The size and timing of realized investment gains are often subject to management's discretion. The non-recurring items are removed from segment after-tax operating income if, in management's opinion, they are not indicative of overall operating trends. While some of these items

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         may be significant components of Phoenix's GAAP net income, Phoenix believes that segment after-tax operating income is an appropriate measure that represents the net income attributable to the ongoing operations of the business. The criteria used by management to identify non-recurring items and to determine whether to exclude a non-recurring item from segment after-tax operating income include whether the item is infrequent and:

             o    is material to the segment's after-tax operating income,

             o    results from a business restructuring,

             o    results from a change in the regulatory environment or

             o    relates to other unusual circumstances (e.g., litigation).

         Non-recurring items excluded by management from segment after-tax operating income may vary from period to period. Because such items are excluded based on management's discretion, inconsistencies in the application of management's selection criteria may exist. Segment after-tax operating income is not a substitute for net income determined in accordance with GAAP, and may be different from similarly titled measures of other companies.

         Capital is allocated to Investment Management on a historical cost basis and to insurance products based on 200% of company action level risk-based capital. Net investment income is allocated based on the assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations using time studies and other allocation methodologies. See Note 10 - "Pension and Other Postretirement and Postemployment Benefit Plans."

         The following tables provide certain information with respect to Phoenix's operating segments as of and for the years ended December 31, 1998, 1999 and 2000, as well as the realized investment gains and non-recurring items not included in segment after-tax operating income.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                                ---------------------------------------------------
                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Total assets:
         Life and Annuity                                       $      16,938.8   $      18,037.8   $      17,862.4
         Investment Management                                            629.4             784.9             800.2
         Venture Capital                                                  191.2             338.1             467.3
         Corporate and Other                                              739.9             938.6           1,157.7
         Discontinued operations                                          298.7             187.6              25.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      18,798.0   $      20,287.0   $      20,313.2
                                                                ===============   ===============   ===============

         Deferred Policy Acquisition Costs:
         Life and Annuity                                       $       1,058.2   $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         Policy liabilities and accruals:
         Life and Annuity                                       $      10,441.9   $      10,771.4   $      11,220.0
         Corporate and Other                                              136.7             128.4             152.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      10,578.6   $      10,899.8   $      11,372.6
                                                                ===============   ===============   ===============

         Policyholder deposit funds:
         Life and Annuity                                       $         510.7   $         521.9   $         665.6
         Corporate and Other                                               21.0              16.3              12.8
                                                                ---------------   ---------------   ---------------
           Total                                                $         531.7   $         538.2   $         678.4
                                                                ===============   ===============   ===============

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Premiums:
         Life and Annuity                                       $       1,175.8   $       1,175.7   $       1,147.4
                                                                ---------------   ---------------   ---------------
           Total                                                        1,175.8           1,175.7           1,147.4
                                                                ---------------   ---------------   ---------------

         Insurance and investment product fees:
         Life and Annuity                                                 248.3             277.7             302.7
         Investment Management                                            225.3             284.3             324.4
         Corporate and Other                                               83.5              42.2              28.1
         Non-recurring items                                                                 (5.9)              4.6
         Less: inter-segment revenues                                     (19.6)            (23.7)            (28.8)
                                                                ---------------   ---------------   ---------------
           Total                                                $         537.5   $         574.6   $         631.0
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Net investment income:
         Life and Annuity                                       $         768.8   $         768.3   $         791.4
         Investment Management                                                                3.1               2.6
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                               41.8              31.3              45.3
         Add: inter-segment investment expenses                             9.4              10.5              10.8
                                                                ---------------   ---------------   ---------------
           Total                                                          859.6             953.1           1,127.4
                                                                ---------------   ---------------   ---------------

         Policy benefits and increase in policy liabilities
           and policyholder dividends:
         Life and Annuity                                               1,743.6           1,723.6           1,775.8
         Corporate and Other                                               17.8              10.0              12.0
                                                                ---------------   ---------------   ---------------
           Total                                                        1,761.4           1,733.6           1,787.8
                                                                ---------------   ---------------   ---------------

         Amortization of Deferred Policy Acquisition
           Costs:
         Life and Annuity                                                 138.0             147.9             137.8
         Non-recurring items                                                                                  218.2
                                                                ---------------   ---------------   ---------------
           Total                                                          138.0             147.9             356.0
                                                                ---------------   ---------------   ---------------

         Amortization of goodwill and other intangible assets:
         Life and Annuity                                                    .8               6.7                .9
         Investment Management                                             22.0              30.3              31.8
         Corporate and Other                                                6.0               3.1               4.2
                                                                ---------------   ---------------   ---------------
           Total                                                           28.8              40.1              36.9
                                                                ---------------   ---------------   ---------------

         Interest expense:
         Life and Annuity                                                                                        .9
         Investment Management                                             11.5              16.8              17.9
         Corporate and Other                                               18.3              17.2              14.7
         Less: inter-segment expenses                                                                           (.8)
                                                                ---------------   ---------------   ---------------
           Total                                                           29.8              34.0              32.7
                                                                ---------------   ---------------   ---------------

         Other operating expenses:
          Life and Annuity                                                253.3             271.3             295.9
          Investment Management                                           149.1             187.0             222.9
         Corporate and Other                                              122.8              84.7              98.2
         Non-recurring items                                                1.3              28.1              26.5
         Less: inter-segment expenses                                     (10.2)            (13.2)            (17.2)
                                                                ---------------   ---------------   ---------------
           Total                                                          516.3             557.9             626.3
                                                                ---------------   ---------------   ---------------

         Operating income before income taxes, minority
           interest and equity in earnings of and interest
           earned from investments in unconsolidated
           subsidiaries:
         Life and Annuity                                                  57.2              72.2              30.2
         Investment Management                                             42.7              53.3              54.4
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                              (39.6)            (41.5)            (55.7)
         Non-recurring items                                               (1.3)            (34.0)           (240.1)
                                                                ---------------   ---------------   ---------------
           Total                                                $          98.6   $         189.9   $          66.1
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     1998             1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

         Income taxes:
         Life and Annuity                                       $          20.1    $         25.5   $          10.6
         Investment Management                                             19.3              23.0              25.7
         Venture Capital                                                   13.9              49.0              97.1
         Corporate and Other                                              (17.4)            (24.4)            (35.4)
         Non-recurring items                                                (.3)              (.7)            (73.7)
                                                                ---------------   ---------------   ---------------
           Total                                                           35.6              72.4              24.3
                                                                ---------------   ---------------   ---------------

         Minority interest in net income of consolidated
           subsidiaries:
         Investment Management                                              6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------
           Total                                                            6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------

         Equity in earnings of and interest earned from
           investments in unconsolidated subsidiaries:
         Investment Management                                              2.4               3.7               6.2
         Corporate and Other                                                (.8)              1.8               2.8
                                                                ---------------   ---------------   ---------------
           Total                                                            1.6               5.5               9.0
                                                                ---------------   ---------------   ---------------

         Segment operating income after taxes:
         Life and Annuity                                                  37.1              46.7              19.6
         Investment Management                                             19.8              23.9              23.9
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                              (23.0)            (15.3)            (17.5)
                                                                ---------------   ---------------   ---------------
           Sub-total                                                       59.6             146.2             206.2
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                           58.6             112.9              39.8
                                                                ---------------   ---------------   ---------------

         Net realized investment gains (losses) after
           income taxes:
         Life and Annuity                                                 (11.6)             10.3             (15.8)
         Investment Management                                              6.9                                 5.2
         Corporate and Other                                               38.0              38.9              65.6
                                                                ---------------   ---------------   ---------------
           Total                                                           33.3              49.2              55.0
                                                                ---------------   ---------------   ---------------

         Income (loss) from continuing operations:
         Life and Annuity                                                  25.5              57.0               3.8
         Investment Management                                             26.7              23.9              29.1
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                               15.0              23.6              48.1
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                $          91.9   $         162.1   $          94.8
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of non-recurring items for the year ended December 31, were as follows:


                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Supplemental Information
         Non-recurring items:
         Life and Annuity
             DAC write-off                                      $                 $                 $        (141.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                                       (141.8)
                                                                ---------------   ---------------   ---------------
         Investment Management
             Portfolio (loss) gain                                                           (3.8)              3.1
             Loss on sublease transaction                                                                       (.7)
             Restructuring charges                                         (1.0)              (.7)
             Expense of purchase of PXP minority
               interest                                                                                         (.7)
             Litigation settlement                                                                             (1.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                     (1.0)             (4.5)              (.1)
                                                                ---------------   ---------------   ---------------
         Corporate and Other
             Early retirement pension adjustment                                            (17.6)
             Demutualization expense                                                                          (14.1)
             Surplus tax                                                                    (11.2)            (10.4)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                      (28.8)            (24.5)
                                                                ---------------   ---------------   ---------------
         Total                                                  $          (1.0)  $         (33.3)  $        (166.4)
                                                                ===============   ===============   ===============

         Non-recurring items include:

         o an increase to deferred policy acquisition costs amortization resulting from a change in estimated future investment earnings due to a reallocation in December 2000 of assets supporting participating life policies;

         o a charge incurred in 1999, and subsequent insurance recovery in the second quarter of 2000, related to the reimbursement of the two mutual fund investment portfolios which had inadvertently sustained losses;

         o  expenses related to sublease transactions on certain office space;

         o various restructuring charges, which included expenses resulting from a senior executive exercising certain rights under an employment agreement, charges related to the out-sourcing of fund accounting operations, and severance costs related to staff reductions resulting primarily from the closing of PXP's equity management department in Hartford and PXP's reductions in the institutional line of business;

         o  expenses related to the purchase of the PXP minority interest;

         o a charge related to a litigation settlement with former clients of PXP and its former financial consulting subsidiary;

         o a charge incurred in 1999 in connection with an early retirement program;

         o  expenses related to the demutualization; and

         o surplus tax because, as a mutual life insurance company, Phoenix was subject, in the periods indicated, to a surplus tax limiting the ability of mutual insurance companies to deduct the full amount of policyholder dividends from taxable income. Phoenix will not be subject to such surplus tax in 2001 and future years, as a result of demutualization.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Included in policy benefits and dividend amounts for the Life and Annuity segment is interest credited on policyholder account balance of $111.7 million, $105.6 million and $109.5 million for the years, ended December 31, 1998, 1999 and 2000, respectively.

13.      DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments which in prior years had been reflected as reportable business segments: the reinsurance operations, the real estate management operations and the group life and health operations. The discontinuation of these business segments resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

         REINSURANCE OPERATIONS

         During 1999, Phoenix completed a comprehensive strategic review of its reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Accordingly, Phoenix estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix recognized a $173.0 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

         On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix recorded a pre-tax charge of $6 million to reflect a true-up adjustment to estimated individual life reinsurance reserves, in accordance with the sales agreement.

         During 1999, Phoenix placed the retained group accident and health reinsurance business into run-off. Phoenix adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix remained liable for claims under those contracts.

         Based on the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix purchased aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix incurred an initial expense of $130 million on the acquisition of this reinsurance.

         During 2000 Phoenix updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

         The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

         A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix was a member of the Unicover pool. Phoenix terminated its participation in the Unicover pool effective March 1, 1999.

         Phoenix is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix is involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

         Further, Phoenix was, along with Sun Life Assurance of Canada (Sun
         Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

         In its capacity as a retrocessionaire of the Unicover business, Phoenix had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix is involved in separate arbitration proceedings with three of its own retrocessionaires, which are seeking, on various grounds, to avoid paying any amounts to Phoenix. All of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

         During 2000, Phoenix reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix settled with Reliance
         Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

         A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix believes that similar discussions will follow for the remaining years. Although Phoenix is vigorously defending its contractual rights, Phoenix is actively involved in the attempt to reach negotiated business solutions.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

         The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

         On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. (FAS), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

         In addition to the $9.0 million sale price, Phoenix will receive additional proceeds contingent on certain revenue targets. Phoenix recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six equal annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

         REAL ESTATE MANAGEMENT OPERATIONS

         On May 25, 2000, Phoenix sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

         On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

         GROUP LIFE AND HEALTH OPERATIONS

         On April 1, 2000, Phoenix sold its group life and health business to GE Financial Assurance Holdings, Inc. (GEFA) except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheet. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

         The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities was $2.0 million which resulted in a pre-tax loss of $0.4 million.

         The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $25.5 million as of December 31, 1999 and 2000, respectively. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 to exclude the operating results of discontinued operations from those of continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Income from discontinued operations

         Revenues:
           Reinsurance Operations                               $         298.7   $                 $
           Group Life and Health Operations                               503.8             453.8             117.6
           Real Estate Management Operations                               12.7               1.2                .4
                                                                ---------------   ---------------   ---------------
         Total revenues                                         $         815.2   $         455.0   $         118.0
                                                                ===============   ===============   ===============

         Income from discontinued operations:
           Reinsurance Operations                               $          17.2   $                 $
           Group Life and Health Operations                                53.5              56.8              14.8
           Real Estate Management Operations                                (.4)             (1.6)              (.3)
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations before income
           taxes                                                           70.3              55.2              14.5
         Income taxes                                                      25.1              19.1               5.1
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations, net of            $         45.2    $          36.1   $           9.4
           income taxes                                         ===============   ===============   ===============

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                       1999              2000
                                                                                  ---------------   ---------------
                                                                                           (IN MILLIONS)
         Loss on disposal of discontinued operations:
         (Loss) gain on disposal:
           Reinsurance Operations                                                 $        (173.1)  $        (103.0)
           Real Estate Management Operations                                                  5.9               (.6)
           Group Life and Health Operations                                                                    71.7
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations before income taxes                   (167.2)            (31.9)
         Income taxes                                                                       (58.2)            (11.0)
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations, net of income taxes         $        (109.0)  $         (20.9)
                                                                                  ===============   ===============

14.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $83.9 million at December 31, 1999 and 2000, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $204.0 million at December 31, 1999 and 2000, respectively.

         Rental expenses for operating leases, principally with respect to buildings, amounted to $16.9 million, $16.3 million and $14.1 million in 1998, 1999, and 2000, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $39.6 million as of December 31, 2000, payable as follows: 2001 - $12.6 million;

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         2002 - $11.0 million; 2003 - $8.5 million; 2004 - $4.3 million; 2005 -
         $1.6 million; and $1.6 million thereafter.

15.      DIRECT BUSINESS WRITTEN AND REINSURANCE

         As is customary practice in the insurance industry, Phoenix cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Additional information on direct business written and reinsurance assumed and ceded for the year ended December 31, was as follows:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Direct premiums                                        $       1,719.4   $       1,677.5   $       1,399.2
         Reinsurance assumed                                              505.3             416.2             202.4
         Reinsurance ceded                                               (371.9)           (323.0)           (280.9)
                                                                ---------------   ---------------   ---------------
         Net premiums                                                   1,852.8           1,770.7           1,320.7
         Less net premiums of discontinued operations                    (677.0)           (595.0)           (173.3)
                                                                ---------------   ---------------   ---------------
         Net premiums of continuing operations                  $       1,175.8   $       1,175.7   $       1,147.4
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net premiums                       27%               24%               15%
                                                                ===============   ===============   ===============

         Direct policy and contract claims incurred             $         728.1   $         622.3   $         545.0
         Reinsurance assumed                                              433.2             563.8             257.8
         Reinsurance ceded                                               (407.8)           (285.4)           (216.2)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred                          753.5             900.7             586.6
         Less net incurred claims of discontinued
           operations                                                    (465.1)           (661.7)           (234.6)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred of
           continuing operations                                $         288.4   $         239.0   $         352.0
                                                                ===============   ===============   ===============

         Direct life insurance in force                         $     121,442.0   $     131,052.1   $     107,600.7
         Reinsurance assumed                                          110,632.1         139,649.9           1,736.4
         Reinsurance ceded                                           (135,818.0)       (207,192.0)        (72,042.4)
                                                                ---------------   ---------------   ---------------
         Net insurance in force                                        96,256.1          63,510.0          37,294.7
         Less insurance in force of discontinued operations           (24,330.2)         (1,619.5)
                                                                ---------------   ---------------   ---------------
         Net insurance in force of continuing operations        $      71,925.9   $      61,890.5   $      37,294.7
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net insurance in                  115%              220%                5%
           force                                                ===============   ===============   ===============

         Irrevocable letters of credit aggregating $25.2 million at December 31, 2000 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves.

16.      PARTICIPATING LIFE INSURANCE

         Participating life insurance in force was 66.9% and 60.0% of the face value of total individual life insurance in force at December 31, 1999 and 2000, respectively. The premiums on participating life insurance policies were 79.4%, 76.8% and 73.1% of total individual life insurance premiums in 1998, 1999, and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

17.      DEFERRED POLICY ACQUISITION COSTS

         The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $       1,021.9   $       1,058.2   $       1,318.8
         Acquisition cost deferred                                        167.7             148.2             172.8
         Amortized to expense during the year                            (138.1)           (147.9)           (356.0)
         Adjustment to net unrealized investment gains
           (losses) included in other comprehensive income                  6.7             260.3            (116.6)
                                                                ---------------   ---------------   ---------------

         Balance at end of year                                 $      1,058.2    $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2001, 2002, 2003, 2004 and 2005 is $13.2 million, $10.9 million, $8.6 million, $6.7 million and $5.4 million, respectively. The following is an analysis of PVFP for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $         141.2   $         136.8   $         112.7
         Amortization                                                      (4.4)            (24.1)            (15.8)
                                                                ---------------   ---------------   ---------------
         Balance at end of year                                 $         136.8   $         112.7   $          96.9
                                                                ===============   ===============   ===============

         Interest accrued on the unamortized PVFP balance for the years ended December 31, 1998, 1999 and 2000 was $9.2 million, $8.9 million and $7.3 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

         In the fourth quarter of 2000, Phoenix's board of directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

18.      MINORITY INTEREST

         Phoenix's interests in PXP, PFG Holdings and Main Street Management, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 55%, 66% and 80%, respectively, of the outstanding shares of common stock at December 31, 2000. Earnings and equity attributable to minority shareholders are included in minority interest in the Consolidated Financial Statements.

         During 2000, PXP recorded $32.9 million in additional paid-in capital in connection with the exercise of employee stock options and the conversion to common shares by convertible debenture holders.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The increase in minority interest associated with these transactions was $27.0 million. In addition, Phoenix reported a $5.9 million increase in equity as a majority interest in stock issuance transactions in the Consolidated Statement of Income, Comprehensive Income and Equity, representing its share of the difference between exercise price and net book value.

19.      STOCK PURCHASE AND AWARD PLANS

         EMPLOYEE STOCK PURCHASE PLAN

         On November 1, 1999, PXP implemented an Employee Stock Purchase Plan
         (ESPP) previously approved by PXP's board of directors. The ESPP allowed eligible employees to purchase PXP's common stock at the lower of 85% of the market price of the stock at the beginning or end of each offering period, and provided for PXP to withhold up to 15% of a participant's earnings for such purchase. PXP's only expense relating to this plan was for its administration. The maximum number of shares of PXP's common stock that were available under the ESPP was 615,000. The first six month offering period ended April 28, 2000 and the second offering period ended October 31, 2000, at which time 74,284 and 54,190 shares of common stock were under the ESPP, respectively. In consideration of the merger of PXP and PM Holdings, this plan was discontinued effective November 1, 2000.

         RESTRICTED STOCK

         Until December 31, 2000, restricted shares of PXP's common stock were issued to certain officers under the provisions of an approved restricted stock plan. Restricted stock was issued at the market value of a share of PXP's common stock on the date of the grant. If a participant's employment terminated due to retirement, death or disability, the restrictions expired and the shares became fully vested. If a participant terminated employment for any other reason, the non-vested shares of restricted stock were forfeited. The restricted stock vested in even annual installments over a three-year period from the date of the grant. Dividends declared were paid in cash as the restrictions lapsed. Restricted shares were first granted during 1998. At December 31, 1999 and 2000, 291,237 and 605,040 shares of restricted stock have been included in common stock shares outstanding, respectively. The market value of the restricted stock at the time of the grant was recorded as unearned compensation in a separate component of stockholders' equity and was amortized to expense over the restricted period. During 1999 and 2000, $1.7 million and $2.4 million was charged to compensation expense relating to the plan.

         In accordance with the merger agreement, all restricted stock shares outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         RESTRICTED STOCK GRANTS


                                                            COMMON SHARES                  AVERAGE MARKET VALUE
                                                     -----------------------------      ---------------------------
         BALANCE, DECEMBER 31, 1998                              243,130                        $      8.40
         Awarded                                                 195,067                               7.74
         Earned                                                 (105,623)                              8.18
         Forfeited                                               (41,337)                              8.08
                                                            ------------

         BALANCE, DECEMBER 31, 1999                              291,237                        $      8.08
         Awarded                                                 467,382                               6.31
         Earned                                                 (127,612)                              8.10
         Forfeited                                               (25,967)                              8.02
                                                            ------------

         BALANCE, DECEMBER 31, 2000                              605,040                        $      6.71
                                                            ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         STOCK OPTION PLANS

         PXP has reserved a total of 14.7 million shares of company common stock to be granted under three stock option plans: the 1989 Employee Stock Option Plan (Employee Option Plan), the 1989 Employee Performance Stock Option Plan (Performance Plan) and the 1992 Long-Term Stock Incentive Plan (1992 Plan).

         The Compensation Committee of PXP's Board of Directors administered the 1992 Plan, designated which employees and outside directors participated in it and determined the terms of the options to be granted. Under the 1992 Plan, participants were granted non-qualified options to purchase shares of common stock of PXP at an option price equal to not less than 85% of the fair market value of the common stock at the time the option is granted. The options held by a participant terminate no later than 10 years from the date of grant. Options granted under the 1992 Plan vest, on average, in even annual installments over a three-year period from the date of grant.

         In accordance with the merger agreement, all stock options outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         OUTSTANDING OPTIONS

                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------
         BALANCE, DECEMBER 31, 1997                    6,106,659  $           7.40            93,253  $           28.49
         Granted                                       1,851,808              8.25
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49           (93,253)             28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    7,399,964  $           7.66                    $
         Granted                                       1,344,727              7.75
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (353,554)             8.20
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    7,927,875  $           7.75                    $
         Granted                                         665,193              7.54
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (691,633)             7.89
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    7,007,577  $         7.75                      $
                                               =================  ================  ================  =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         EXERCISABLE OPTIONS


                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------


         BALANCE, DECEMBER 31, 1997                    2,037,842  $           7.04            93,253  $           28.49
         Became exercisable                            2,050,494              7.39
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49          (93,253)  $           28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    3,529,833  $           7.27                    $
         Became exercisable                            1,962,396              7.78
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (159,674)             8.14
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    4,869,293  $           7.57                    $
         Became exercisable                            2,008,728              7.93
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (483,678)             7.97
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    5,500,485  $           7.70                    $
                                               =================  ================  ================  =================

         As of December 31, 1999, 6.5 million shares of PXP common stock were available for future grants.

         In accordance with the merger agreement, all restricted PXP stock shares and stock options outstanding at December 31, 2000 became fully vested on January 11, 2001. PXP recognized compensation expense in January 2001 of $1.5 million as a result of the change in the restricted stock vesting provisions. In addition, PXP recognized compensation expense of $57.0 million related to the payment of all outstanding options, both vested and non-vested.

         PRO FORMA INFORMATION

         PXP has adopted the disclosures-only provisions of SFAS No. 123, "Accounting for Stock-Based Compensation." Accordingly, no compensation cost has been recognized for the stock option plans, and compensation for restricted stock grants has been recorded in accordance with APB Opinion No. 25, "Accounting for Stock Issued to Employees." Had compensation cost for the PXP stock option and restricted stock plans been determined based on the fair value at the grant date for awards in 1998, 1999 and 2000 consistent with the provisions of SFAS No. 123, Phoenix's income from continuing operations would have been reduced to the pro forma amounts indicated below.

                                                                           YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                   1998              1999              2000
                                                              ----------------  ----------------  ----------------
                                                                                 (IN MILLIONS)

         Income from continuing operations, as reported       $         91.9    $        162.1    $         94.8
         Income from continuing operations, pro forma         $         90.9    $        160.9    $         94.0

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The weighted average fair values, at date of grant, for options granted during 1998, 1999 and 2000 were $2.10, $2.43, and $2.50 respectively, and were estimated using the Black-Scholes option valuation model with the following weighted average assumptions used for the grants in 1998, 1999 and 2000, respectively: dividend yield of 2.7%, 2.62% and 2.66%; expected volatility of 24.8%, 25.2% and 27.7%; risk-free interest rate of 5.6%, 5.6% and 6.7% and expected lives of six years.

         The options used to estimate the weighted average fair values of options granted in 1998, 1999 and 2000 were options to purchase 25,390, 11,620 and 1,620 shares of common stock, respectively, under the Employee Option Plan; options to purchase 7,332,454, 7,916,255 and 7,005,957 shares of common stock, respectively, under the 1992 Plan. During 1999, the remaining outstanding options under the Performance Plan were exercised.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

         Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

         CASH AND CASH EQUIVALENTS

         For these short-term investments, the carrying amount approximates fair value.

         DEBT SECURITIES

         Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

         DERIVATIVE INSTRUMENTS

         Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

         EQUITY SECURITIES

         Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

         MORTGAGE LOANS

         Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         POLICY LOANS

         Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

         VENTURE CAPITAL PARTNERSHIPS

         Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments. The fair values of the underlying investments are calculated as the closing market prices for investments that are publicly traded. For investments that are not publicly traded, fair value is based on estimated fair value determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

         INVESTMENT CONTRACTS

         In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

         The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

         Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

         NOTES PAYABLE

         The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FAIR VALUE SUMMARY

         The estimated fair values of the financial instruments as of December 31, were as follows:

                                                                       1999                          2000
                                                           ----------------------------  ----------------------------
                                                             CARRYING         FAIR          CARRYING        FAIR
                                                              VALUE           VALUE          VALUE          VALUE
                                                           -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Financial assets:
         Cash and cash equivalents                         $       187.6  $       187.6  $       176.6  $       176.6
         Short-term investments                                    133.4          133.4          547.2          547.2
         Debt securities                                         7,465.0        7,370.9        8,058.6        8,077.9
         Equity securities                                         437.2          437.2          335.5          335.5
         Mortgage loans                                            716.8          680.6          593.4          573.8
         Derivative instruments                                                   (13.2)                          9.9
         Policy loans                                            2,042.6        2,040.4        2,105.2        2,182.7
         Venture capital partnerships                              338.1          338.1          467.3          467.3
                                                           -------------  -------------  -------------  -------------
         Total financial assets                            $    11,320.7  $    11,175.0    $  12,283.8  $    12,370.9
                                                           =============  =============  =============  =============

         Financial liabilities:
         Policy liabilities                                $       709.7  $       709.4    $     759.0  $       758.9
         Notes payable                                             499.4          490.8          425.4          428.5
                                                           -------------  -------------  -------------  -------------
         Total financial liabilities                       $     1,209.1  $     1,200.2    $   1,184.4  $     1,187.4
                                                           =============  =============  =============  =============

21.      CONTINGENCIES

         LITIGATION

         Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 13 - "Discontinued Operations").

22.      STATUTORY FINANCIAL INFORMATION

         The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department, as of December 31, 1998, 1999 and 2000. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

         Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                1998                 1999              2000
                                                           ---------------     ---------------     ---------------
                                                                                   (IN MILLIONS)
          Statutory net income                             $         108.7     $         131.3     $         266.1
          DAC, net                                                    21.3               (24.3)             (181.2)
          Future policy benefits                                     (56.6)              (27.5)               (2.5)
          Pension and postretirement expenses                        (17.3)               (8.6)               13.2
          Investment valuation allowances                            107.2                15.4               (45.9)
          Interest maintenance reserve                                 1.4                (7.2)              (26.1)
          Deferred income taxes                                      (40.0)                3.9                61.3
          Other, net                                                  12.4                 6.2                (1.6)
                                                           ---------------     ---------------     ---------------

          Net income, as reported                          $         137.1     $          89.2     $          83.3
                                                           ===============     ===============     ===============


         The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:


                                                                                  DECEMBER 31,
                                                                           ---------------------------
                                                                               1999           2000
                                                                           -------------  ------------
                                                                                  (IN MILLIONS)

          Statutory surplus, surplus notes and AVR                         $    1,427.3   $    1,883.2
          DAC, net                                                              1,243.3        1,062.2
          Future policy benefits                                                 (490.3)        (536.0)
          Pension and postretirement expenses                                    (193.0)        (173.3)
          Investment valuation allowances                                        (211.8)        (405.9)
          Interest maintenance reserve                                             24.8             .5
          Deferred income taxes                                                    65.6          108.5
          Surplus notes                                                          (159.4)        (161.4)
          Other, net                                                               49.5           63.1
                                                                           ------------   ------------
          Equity, as reported                                              $    1,756.0   $    1,840.9
                                                                           ============   ============

         The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

         In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to decrease surplus approximately $67.7 million (unaudited), primarily as a result of non-admitting certain assets and recording increased investment reserves.

23.      SUBSEQUENT EVENTS

         PURCHASE OF PXP MINORITY INTEREST

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. In connection with this merger, Phoenix paid total cash of $339.3 million to those stockholders in January 2001. Since the merger, third party holders of PXP's convertible subordinated debentures have been converting their debentures, and PXP expects to redeem any remaining outstanding debentures held by third parties by the end of February 2001. Phoenix expects that PXP will make total cash payments of $38.0 million in connection with these conversions and redemptions. In addition, PXP expects to make payments totaling $57.0 million to cash-out holders of PXP options.

         As a result of the merger, which closed on January 11, 2001, PXP became an indirect wholly-owned subsidiary of Phoenix and PXP's shares of common stock were de-listed from the New York Stock Exchange.

         EARLY RETIREMENT INCENTIVE PROGRAM

         On January 29, 2001, Phoenix offered a special retirement incentive program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix and PXP who decide to participate will retire between June 1, 2001 and December 31, 2001, with most retirements effective at the beginning of that period. There are 309 participants eligible for this program.

24.      REORGANIZATION AND INITIAL PUBLIC OFFERING (UNAUDITED)

         Phoenix Home Life Mutual Insurance Company completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such a company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF
         THE PHOENIX COMPANIES, INC.)
         UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
         JUNE 30, 2001

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                               AS OF                   AS OF
                                                                             JUNE 30,               DECEMBER 31,
                                                                               2001                     2000
                                                                        -------------------      -------------------
ASSETS:                                                                               (IN THOUSANDS)
Investments
    Bonds, at amortized cost                                            $       8,107,971        $       7,813,051
    Mortgage loans                                                                561,311                  602,501
    Policy loans                                                                2,148,712                2,104,500
    Real estate, at depreciated cost                                              101,653                  166,837
    Investments in affiliates                                                     538,184                  967,318
    Common stocks, at market value                                                315,373                  325,740
    Preferred stocks, at cost                                                     140,867                  141,135
    Cash and short-term investments, at amortized cost                            752,450                  559,360
    Venture capital partnerships                                                  536,253                  467,264
    Other invested assets                                                                                  161,289
                                                                        -------------------      -------------------
     Total cash and invested assets                                            13,202,774               13,308,995
Deferred and uncollected premiums                                                 171,137                  203,961
Due and accrued investment income                                                 196,392                  191,684
Other assets                                                                       99,817                  114,639
Separate account assets                                                         3,348,748                3,800,721
                                                                        -------------------      -------------------

     Total assets                                                       $      17,018,868        $      17,620,000
                                                                        ===================      ===================

Liabilities and stockholder's equity:
    Reserves for future policy benefits                                 $      10,925,682        $      10,733,486
    Policyholders' funds at interest                                              488,845                  483,023
    Dividends to policyholders                                                    399,592                  390,572
    Policy benefits in course of settlement                                       117,731                  173,451
    Accrued expenses and general liabilities                                      298,497                  189,248
    Reinsurance funds withheld liability                                            7,085                    7,108
    Interest maintenance reserve (IMR)                                                478
    Asset valuation reserve (AVR)                                                 210,564                  559,710
    Separate account liabilities                                                3,310,032                3,760,630
                                                                        -------------------      -------------------
     Total liabilities                                                         15,758,506               16,297,228
                                                                        -------------------      -------------------

Common stock ($100 par value, 100,000 shares
    issued and outstanding)                                                        10,000
Paid-in capital                                                                 1,014,595
Surplus notes                                                                     175,000                  175,000
Unassigned surplus and special surplus funds                                       60,767                1,147,772
                                                                        -------------------      -------------------
     Total stockholder's equity                                                 1,260,362                1,322,772
                                                                        -------------------      -------------------

Total liabilities and stockholder's equity                              $      17,018,868        $      17,620,000
                                                                        ===================      ===================



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------


                                                                                         (UNAUDITED)
                                                                                         FOR THE SIX
                                                                                    MONTHS ENDED JUNE 30,
                                                                          ------------------------------------------
                                                                                2001                    2000
                                                                          ------------------      ------------------
                                                                                       (IN THOUSANDS)
 Income:
    Premium income and annuity considerations                             $        763,296        $        796,593
    Net investment income                                                          572,212                 775,579
                                                                          ------------------      ------------------
      Total income                                                               1,335,508               1,572,172
                                                                          ------------------      ------------------

 Current and future benefits:
    Death benefits                                                                  92,954                  92,136
    Disability and health benefits                                                   3,248                  53,904
    Annuity benefits and matured endowments                                         17,474                  21,213
    Surrender benefits                                                             481,049                 622,747
    Interest on policy or contract funds                                            14,805                   6,057
    Settlement option payments                                                       2,845                   2,829
    Change in reserves for future policy benefits
     and policyholders' funds                                                      127,715                (37,132)
                                                                          ------------------      ------------------
      Total current and future benefits                                            740,090                 761,754
                                                                          ------------------      ------------------

 Operating expenses:

    Commissions and expense allowances                                              41,098                  52,630
    Premium, payroll and miscellaneous taxes                                        18,952                  18,726
    Other operating expenses                                                       218,034                 164,273
    Federal income tax (benefit) expense                                              (721)                 44,853
                                                                          ------------------      ------------------
      Total operating expenses                                                     277,363                 280,482
                                                                          ------------------      ------------------

 Operating gain before dividends and
  realized capital losses                                                          318,055                 529,936
    Dividends to policyholders                                                     184,917                 177,815
                                                                          ------------------      ------------------

 Operating gain after dividends and
    before realized capital (losses) gains                                         133,138                 352,121
 Realized capital (losses) gains, net of income taxes
    and interest maintenance reserve                                               (64,309)                  3,597
                                                                          ------------------      ------------------
 Net income                                                                         68,829                 355,718
    Unrealized capital (losses) gains, net                                        (330,896)                123,453
    Non-admitted goodwill, net                                                         804                  (3,189)
    Asset valuation reserve                                                        349,146                 (86,212)
    Other changes, net                                                            (150,293)                    126
                                                                          ------------------      ------------------

 Net (decrease) increase in stockholder's equity                                   (62,410)                389,896
 Stockholder's equity, beginning of year                                         1,322,772               1,054,096
                                                                          ------------------      ------------------

 Stockholder's equity, end of period                                      $      1,260,362        $      1,443,992
                                                                          ==================      ==================

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)             FOR THE YEAR
                                                                            FOR THE SIX                 ENDED
                                                                            MONTHS ENDED            DECEMBER 31,
                                                                           JUNE 30, 2001                2000
                                                                         -------------------      ------------------
Cash and short-term investment sources:                                                (IN THOUSANDS)
Operations
    Premiums collected                                                   $         685,023        $      1,534,449
    Investment and other income received                                           661,356                 985,042
                                                                         -------------------      ------------------
    Total received                                                               1,346,379               2,519,491
                                                                         -------------------      ------------------

    Claims and benefits paid                                                       672,663               1,612,681
    Commissions and other expenses paid                                            212,014                 230,755
    Dividends to policyholders paid                                                175,260                 357,026
    Federal income taxes (received) paid                                           (15,611)                 82,867
                                                                         -------------------      ------------------
      Total paid                                                                 1,044,326               2,283,329
                                                                         -------------------      ------------------

    Cash proceeds from operations                                                  302,053                 236,162
Proceeds from sales, maturities and scheduled repayments
    of investments in:
    Bonds                                                                        1,015,751               1,373,451
    Stocks                                                                         218,132                 706,216
    Mortgage loans                                                                  33,480                 126,857

    Real estate and other invested assets                                           66,712                 298,060
    Other sources                                                                   93,215                  63,136
Financing
    Surplus notes, capital and surplus paid-in                                     106,577
                                                                         -------------------      ------------------
    Total sources                                                                1,835,920               2,803,882
                                                                         -------------------      ------------------

Cash and short-term investment uses:
Acquisitions of investments
    Bonds                                                                        1,353,618               1,616,325
    Stocks                                                                         154,974                 459,343
    Mortgage loans                                                                     473                   1,003
    Real estate and other invested assets                                          (86,351)                157,767
    Increase in policy loans                                                        44,211                  62,465
Other uses                                                                         175,905                 164,496
                                                                         -------------------      ------------------
    Total uses                                                                   1,642,830               2,461,399
                                                                         -------------------      ------------------

Net increase in cash and short-term investments                                    193,090                 342,483
Cash and short-term investments, beginning of year                                 559,360                 216,877
                                                                         -------------------      ------------------

Cash and short-term investments, end of period                           $         752,450        $        559,360
                                                                         ===================      ==================


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life Insurance Company and its subsidiaries ("Phoenix Life") provide wealth management product and services including individual participating life insurance, term, universal and variable life insurance, and annuities primarily in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix").

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements were prepared on the basis of accounting practices prescribed or permitted by the State of New York Insurance Department ("Insurance Department") for interim financial information. Accordingly, they do not include all the information and footnotes required for complete financial statements. These practices are predominately promulgated by the National Association of Insurance Commissioners ("NAIC"). There were no material practices not prescribed by the Insurance Department.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These financial statements should be read in conjunction with the financial statements of Phoenix Life for the year ended December 31, 2000.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Statutory Financial Statements for the year ended December 31, 2000.

3.  ACCOUNTING CHANGES

    In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance where statutory accounting has been silent and changes current statutory accounting in some areas; e.g., deferred income taxes are recorded.

    The Insurance Department has adopted the Codification guidance, effective January 1, 2001, except for certain prescribed accounting practices such as the provisions related to deferred tax assets and liabilities. The effect of adoption on Phoenix Life's statutory surplus is a decrease to surplus of approximately $68.6 million (unaudited), primarily resulting from non-admitting assets of non-insurance subsidiaries and recognizing impairments on certain investments. If the Insurance Department had adopted all the prescribed accounting practices of the Codification

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    guidance, the cumulative effect on Phoenix Life's statutory surplus would have been an additional increase to surplus of $123.7 million (unaudited).

4.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    Phoenix Home Life Mutual Insurance Company completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

    As of June 25, 2001, several indirect subsidiaries of Phoenix Life were transferred to the holding company, The Phoenix Companies, Inc., or one of its subsidiaries. The net increase in surplus, after federal taxes, resulting from this transfer was $146.1 million.

APPENDIX A

--------------------------------------------------------------------------------
PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed income subaccount and as total return of any subaccount. Current yield for the Phoenix-Goodwin Money Market subaccount will be based on the income earned by the subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the Account level.

    Yield calculations of the Phoenix-Goodwin Money Market subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market subaccount based on a 7-day period ending December 31, 2000.

-----------------------------------------------------------------------
      Example:
-----------------------------------------------------------------------
      Value of hypothetical pre-existing account with
        exactly one unit at the beginning of the period:....    1.000000
      Value of the same account (excluding capital changes)
        at the end of the 7-day period:.....................    1.001069
      Calculation:
        Ending account value ...............................    1.001069
        Less beginning value ...............................    1.000000
        Net change in account value ........................    0.001069
      Base period return:
        (adjusted change/beginning account value) ..........    0.001069
      Current yield = return x (365/7)......................       5.58%
      Effective yield = [(1 + return)365/7] - 1.............       5.73%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative Charges.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

    The following performance tables display historical investment results of the subaccounts of the Account. This information may be useful in helping potential investors in deciding which subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
SERIES                                                      INCEPTION DATE   1 YEAR      5 YEARS      10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            05/05/93      -15.46%      14.91%         N/A          16.36%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             05/05/93      -11.75%      14.50%         N/A          16.40%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      01/25/95      -26.04%      21.68%         N/A          29.46%
----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                         08/22/97      -18.01%        N/A          N/A           4.33%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                             10/01/97      -10.10%        N/A          N/A          10.76%

----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               03/28/94        9.30%       4.64%         N/A           4.75%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             03/01/94      -10.45%       3.08%         N/A           4.15%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    11/03/97       -8.17%        N/A          N/A          12.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             11/03/97      -18.51%        N/A          N/A           2.23%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           11/03/97      -12.44%        N/A          N/A          16.99%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                         11/02/98       10.75%        N/A          N/A           9.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          05/01/90      -17.17%      11.75%       10.06%          8.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               09/17/96      -17.33%        N/A          N/A          -6.04%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                 12/15/99       -7.07%        N/A          N/A          -4.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                    08/15/00        N/A          N/A          N/A         -37.27%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            05/01/95       28.89%      10.48%         N/A          12.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/31/82      -19.08%      12.17%       15.55%         16.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                            03/02/98      -19.40%        N/A          N/A          10.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 08/15/00        N/A          N/A          N/A         -15.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                  12/15/99       17.00%        N/A          N/A          14.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/08/82        4.42%       3.79%        3.43%          4.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/31/82        4.85%       4.67%        7.83%          8.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          03/02/98       30.26%        N/A          N/A          21.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series             07/14/97      -12.87%        N/A          N/A          10.23%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                               12/15/99       -7.59%        N/A          N/A          -2.12%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                           12/15/99        4.81%        N/A          N/A           4.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                    12/15/99      -12.53%        N/A          N/A          -7.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                     12/15/99      -14.50%        N/A          N/A          -8.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                               05/01/92       -1.03%      10.29%         N/A           9.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                        03/02/98       -8.06%        N/A          N/A           8.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   09/17/84       -0.96%      10.80%       11.37%         11.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                  11/20/00        N/A          N/A          N/A           4.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 03/02/98       15.12%        N/A          N/A          -4.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/00        N/A          N/A          N/A           6.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           03/02/98       12.13%        N/A          N/A          26.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          01/29/96      -12.78%        N/A          N/A          19.62%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           11/30/99      -24.73%        N/A          N/A          -6.29%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                        11/28/88       -1.51%      10.79%       12.51%         10.33%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2         09/27/96      -33.24%        N/A          N/A         -13.21%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2                     11/03/88        5.54%      12.28%       14.18%         11.29%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2              05/11/92       -3.90%      11.63%         N/A          11.59%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           02/01/99       -3.05%        N/A          N/A          34.60%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 05/01/95      -29.01%      18.46%         N/A          22.26%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  02/01/99        7.79%        N/A          N/A          20.66%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          05/01/95       -9.66%      17.48%         N/A          18.28%
----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, mortality and expense risk charges, $15 issue expense charge, and $5 monthly administrative charge. Subaccounts are assumed to have started on the inception date listed, which is the date that the underlying fund was established. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average(SM), First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, the Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the funds may compare a series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

    Changing Times                         Forbes
    Fortune                                Money
    Barrons                                Business Week
    Investor's Business Daily              The Wall Street Journal
    The New York Times                     Consumer Reports
    Registered Representative              Financial Planning
    Financial Services Weekly              Financial World
    U.S. News and World Report             Standard & Poor's
    The Outlook                            Personal Investor

    The funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

  S&P 500                                       Dow Jones Industrial Average(SM)
  Europe Australia Far East Index(R)(EAFE(R))   Consumers Price Index
  Shearson Lehman Corporate Index               Shearson Lehman T-Bond Index

    The S&P 500 is a market value-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    The funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may request an Annual Report from VULA at the address and telephone number on the first page of this prospectus.


                              ANNUAL TOTAL RETURN(1)
----------------------------------------------------------------------------------------------------------------------------------
                Series                               1991     1992    1993   1994    1995    1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                           3.21% 35.17%  14.10%  22.70%  31.35%  28.86%  -15.33%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            1.68% 34.61%  16.64%  12.60%  18.35%  43.46%  -11.62%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                   11.14%  18.72%  56.58%  76.64%  -25.44%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                                                                      20.64%  26.61%  -17.32%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                                                          27.69%  19.43%   -9.96%

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                                     7.90%   3.37%   7.71%   6.80%  -1.38%   10.10%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                  19.42%  13.40%  12.92%   1.88%   1.50%   -9.75%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                                                                  28.90%  23.16%   -7.46%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                          23.51%   3.35%  -17.84%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                        38.27%  36.19%  -11.77%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                                                                               8.43%   11.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 18.79%  -13.52%37.33%  -0.73%  8.72%  17.71%  11.16%  26.92%  28.48%  -16.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                   -32.94%  -5.21%  49.78%  -16.64%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                                                                               -6.31%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                                          32.10% 21.09% -21.83%   3.95%   29.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                41.60%   9.41% 18.75%   0.66%  29.85%  11.69% 20.12%  28.98%  28.65%  -18.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                                 31.12%  -18.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                                17.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    5.14%   2.75%  2.06%   3.01%   4.86%   4.19%  4.35%   4.26%   3.99%    5.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      18.66%   9.23% 14.99%  -6.21%  22.56%  11.52% 10.21%  -4.91%   4.62%    5.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                               23.35%   31.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                                          30.64%  17.90%  -12.18%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                                                                             -6.88%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                          5.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                                 -11.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                                                                                  -13.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                      7.75%  -3.61%  22.37%   9.68% 17.00%  18.07%  10.69%   -0.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                             16.08%   -7.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          28.27%   9.79% 10.12%  -2.19%  17.27%   8.18% 19.78%  19.84%  10.38%   -0.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                     -11.00%   15.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                44.49%   12.84%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                               16.25%  43.55%  53.77%  -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        -24.20%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                26.42%   6.97% 24.86%  -4.00%  21.29%  17.64% 14.37%   5.27%  21.58%   -0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2                                              -29.95% -21.69%  52.10%  -32.59%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2             26.22%   6.02% 32.68%  -3.25%  23.97%  21.17% 10.75%   0.24%  27.75%    6.32%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                     45.85%  -3.27%  14.56%  22.77% 12.76%   8.17%  22.27%   -3.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                         -2.36%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                               31.15% -2.24%  15.41% 124.68%  -28.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                                 8.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                        45.64% 28.41%   7.83%  24.08%   -8.89%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Annual Total returns are net of investment management fees and mortality and expense risk charges.

 These rates of return are not an estimate or guarantee of future performance.

                                      A-4

APPENDIX B
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Universal Life Account, a separate account of the company.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

CASH SURRENDER VALUE: The policy value less any surrender charge that would apply on the date of surrender and less any debt.

DEATH BENEFIT GUARANTEE: An additional benefit rider available with the policy that guarantees a death benefit equal to the initial face amount or the face amount as later increased or decreased, provided that minimum required premiums are paid. See "Additional Rider Benefits."

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R)Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of Phoenix.


GUARANTEED INTEREST ACCOUNT (GIA): An investment option under which premium payment amounts are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, at the sole discretion of Phoenix.


IN FORCE: Conditions under which the coverage under a policy is in effect and the insured's life remains insured.

INSURED: The person upon whose life the policy is issued.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MINIMUM REQUIRED PREMIUM: The required premium as specified in the policy. An increase or decrease in the face amount of the policy will change the minimum required premium amount.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a series of a fund at the end of a valuation period. Net asset value is computed by adding the value of a series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PHOENIX (COMPANY, OUR, US, WE): Phoenix Life Insurance Company.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY MONTH: The period from one monthly calculation day up to, but not including, the next monthly calculation day.

POLICYOWNER (OWNER, YOU, YOUR): The person(s) who purchase(s) a policy.


POLICY VALUE: The sum of a policy's share in the values of each subaccount of the Account plus the policy's share in the values of the Guaranteed Interest Account.


POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

PROPORTIONATE (PRO RATA): Amounts allocated to subaccounts on a pro rata basis are allocated by increasing or decreasing a policy's share in the value of the affected subaccounts and Guaranteed Interest Account so that such shares maintain the same ratio to each other before and after the allocation.


SERIES: A separate investment portfolio of the fund.

SUBACCOUNTS: Accounts within the Account to which nonloaned assets under a policy are allocated.

UNIT: A standard of measurement used to set the value of a policy. The value of a unit for each subaccount will reflect the investment performance of that subaccount and will vary in dollar amount.

VALUATION DATE: For any subaccount, each date on which we calculate the net asset value of a fund.

VALUATION PERIOD: For any subaccount, the period in days from the end of one valuation date through the next.

VPMO: Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for VULA.

VULA: Variable and Universal Life Administration

                           PART II. OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

    Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.


    Article VI Section 6.1 of the By-laws of the Company provides that:
"To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person . . . is or was a Director or Officer of the Company; or . . . serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company . . . The Company shall also indemnify any [such] person . . . by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company . . . ."


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    REPRESENTATION PURSUANT TO SECTION 26(f)(2)(A) UNDER THE INVESTMENT COMPANY ACT OF 1940.


    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The Prospectus describing Phoenix Life Insurance Company Policy Form 2667 and riders thereto (Flex Edge).

    The Prospectus describing Phoenix Life Insurance Company Policy
    Forms V601 and V603 and riders thereto (Joint Edge and Flex Edge Success).

    The Prospectus describing Phoenix Life Insurance Company Policy Form V603(PIE) and riders thereto (Phoenix Individual Edge).


    The undertaking to file reports.

    The Rule 484 undertaking.

    Representations Description and Undertaking Pursuant to Paragraph
    (b)(13)(iii)(F) of Rule 6e-3(T) under the Investment Company Act of 1940.

    The signature page.

    The Powers of Attorney.

    Written consents of the following:


         (a)   Richard J. Wirth, Esq.


         (b)   PricewaterhouseCoopers LLP

         (c)   Paul M. Fischer, FSA, CLU, ChFC

    The following exhibits:

    1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

    A.   (1)   Resolution of the Board of Directors of Phoenix Mutual
               establishing the Account filed with registrant's Registration
               Statement on July 21, 1988 and filed via Edgar with Post-Effective Amendment No. 15 on April 30, 1998, is incorporated herein by reference [Accession Number
               0000949377-98-000071].

         (2)   Not Applicable.

         (3)   Distribution of Policies:

               (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar with registrant's Post-Effective Amendment No. 15 on April 30, 1998 is incorporated herein by reference [Accession Number 0000949377-98-000071].

               (b) Form of Broker-Dealer Supervisory Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar with registrant's Post-Effective Amendment No. 15 on April 30, 1998 is incorporated herein by reference [Accession Number 0000949377-98-000071].

               (c)  Not Applicable.

         (4)   Not Applicable.

         (5)   Specimen Policies with optional riders.

               (a) Flex Edge--Flexible Premium Variable Universal Life Insurance Policy Form Number 2667 of Depositor, together with Amendment Permitting Face Amount Increases VR01, Death Benefit Protection Rider VR02, Variable Life Policy Exchange Option Rider VR08, Death Benefit Option - Policy Amendment VR23, Temporary Money Market Allocation Amendment VR130, Accidental Death Benefit Rider VR147, Disability Payment of Specified Annual Premium Amount Rider VR148, Death Benefit Options - Policy Amendment VR149, Additional Purchase Option Rider VR150, and Accelerated Living Benefit Rider VR162 filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (b) Joint Edge--Flexible Premium Joint Variable Universal Life Policy Form Number V601 of Depositor, together with Temporary Money Market Allocation Amendment VR130, Survivor Insurance Purchase Option Rider VR03, Variable Joint Life Policy Exchange Option Rider VR04, Disability Benefit to Age 65 Rider VR05, and Term Insurance Rider VR06 filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (c) Flex Edge Success--Flexible Premium Variable Universal Life Insurance Policy Form Number V603 of Depositor, together with Temporary Money Market Allocation Amendment VR130, Accidental Death Benefit Rider VR147, Disability Payment of Specified Annual Premium Amount Rider VR148, Purchase Protector Rider VR150, Living Benefit Rider VR162, Whole Life Exchange Option Rider VR08, Cash Value Accumulation Test Rider VR11 and Death Benefit Protection Rider VR14 filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (d) Phoenix Individual Edge--Flexible Premium Variable Universal Life Insurance Policy Form Number V603(PIE) of Depositor, together with Policy Term Rider VR33, filed via Edgar with registrant's Post-Effective Amendment No. 17 on July 27, 1999 and is incorporated herein by reference.

         (6)   (a)  Charter of Phoenix Home Life filed via Edgar with
                    registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (b) By-laws of Phoenix Home Life filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

         (7)   Not Applicable.

         (8)   Not Applicable.

         (9)   Not Applicable.

         (10) (a)  Forms of Application for each of Flex Edge, Joint Edge and Flex Edge Success filed via Edgar with registrant's Post-Effective Amendment No. 13 on April 26, 1996, are incorporated herein by reference.

               (b) Form of Application for Phoenix Individual Edge, filed via Edgar with registrant's Post-Effective Amendment
                    No. 17 on July 27, 1999, is incorporated herein by reference.

         (11) Memorandum describing transfer and redemption procedures and method of computing adjustments in payments and cash values upon conversion to fixed benefit policies filed via Edgar with Registrant's Post-Effective Amendment No. 15 on April 30, 1998 is incorporated herein by reference.


         (12) Illustrations of Death Benefits, Policy Values ("Account Values") and Cash Surrender Values are incorporated by reference to Registrant's post-effective amendment No. 20 filed on March 30, 2001 [Accession No. 000949377-01-000197].

         (13) Opinion and Consent of Paul M. Fischer, FSA, CLU, ChFC as to the consistency of illustrations are incorporated by reference to Registrant's post-effective amendment No. 20 filed on March 30, 2001 [Accession No. 000949377-01-000197].


    2.   See Exhibit 1.A(5).


    3. Opinion of Richard J. Wirth, Esq., Counsel of Depositor, as to the legality of the securities registered.

    4. Opinion of Paul M. Fischer, Actuary, as to Illustrations. (See Exhibit 1.A.(13) above.)


    5. Not Applicable. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

    6.   Not Applicable.

    7.   Consent of PricewaterhouseCoopers LLP.


    8.   Consent of Richard J. Wirth, Esq.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 29th day of October, 2001.


                                                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                             --------------------------------------------------------------------------------------
                                                                 (Registrant)

                        By:                             PHOENIX LIFE INSURANCE COMPANY
                             --------------------------------------------------------------------------------------
                                                                  (Depositor)

                        By:                                    /s/ Dona D. Young

                             --------------------------------------------------------------------------------------

                                            *Dona D. Young, President and Chief Operating Officer


               ATTEST:               /s/John H. Beers
                        -------------------------------------------
                            John H. Beers, Assistant Secretary


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of October, 2001.


                SIGNATURE                     TITLE
                ---------                     -----

                                              Director

 ---------------------------------------
             *Sal H. Alfiero

                                              Director

 ---------------------------------------
             *J. Carter Bacot

                                              Director

 ---------------------------------------
            *Peter C. Browning

                                              Director

 ---------------------------------------
             *Arthur P. Byrne

                                              Director

 ---------------------------------------
            *Richard N. Cooper

                                              Director

 ---------------------------------------
             *Gordon J. Davis



 ---------------------------------------      Chairman of the Board, Chief
           *Robert W. Fiondella               Executive Officer

                                              Director

 ---------------------------------------
              *John E. Haire

                SIGNATURE                     TITLE
                ---------                     -----

                                              Director
 ---------------------------------------
           *Jerry J. Jasinowski

                                              Director
 ---------------------------------------
            *Thomas S. Johnson

                                              Director
 ---------------------------------------
            *John W. Johnstone

                                              Director
 ---------------------------------------
           *Marilyn E. LaMarche

                                              Director
 ---------------------------------------
         *Philip R. McLoughlin

                                              Director
 ---------------------------------------
            *Robert F. Vizza

                                              Director
 ---------------------------------------
           *Robert G. Wilson


          /s/ Dona D. Young                   Director, President and Chief
 ---------------------------------------      Operating Officer
             Dona D. Young

By: /s/ Dona D. Young

*DONA D. YOUNG AS ATTORNEY-IN-FACT PURSUANT TO POWERS OF ATTORNEY, PREVIOUSLY FILED.

                                      S-2